UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

[Attached EDGARIZED SCHEDULE OF INVESTMENTS]

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Common Stocks (92.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (8.8%)
Abercrombie & Fitch Co. - Class A	63,000	2,485
Comcast Corp. - Class A	290,150	5,696
J.C. Penney Co., Inc.	86,000	2,867
Johnson Controls, Inc.	190,300	5,772
* Kohl’s Corp.	128,500	5,921
Lowe’s Companies, Inc.	137,700	3,262
The McGraw-Hill Companies, Inc.	129,200	4,084
* MGM MIRAGE	30,829	879
NIKE, Inc. - Class B	116,000	7,761
Omnicom Group, Inc.	137,200	5,290
Target Corp.	78,900	3,870

Total		47,887

Consumer Staples (12.7%)
Avon Products, Inc.	156,700	6,514
The Coca-Cola Co.	136,900	7,239
CVS Caremark Corp.	250,129	8,419
* Hansen Natural Corp.	196,600	5,947
The Kroger Co.	212,000	5,826
PepsiCo, Inc.	150,500	10,726
Philip Morris International, Inc.	161,100	7,749
The Procter & Gamble Co.	91,100	6,349
Wal-Mart Stores, Inc.	172,300	10,319

Total		69,088

Energy (9.2%)
* Cameron International Corp.	59,800	2,305
Chesapeake Energy Corp.	32,900	1,180
Diamond Offshore Drilling, Inc.	32,500	3,349
Exxon Mobil Corp.	73,434	5,703
Halliburton Co.	117,000	3,790
Hess Corp.	37,300	3,062
* National-Oilwell Varco, Inc.	121,600	6,108
Occidental Petroleum Corp.	72,100	5,079
* SandRidge Energy, Inc.	25,400	498
Schlumberger, Ltd.	116,500	9,097
* Southwestern Energy Co.	89,300	2,727
* Transocean, Inc.	27,600	3,032
XTO Energy, Inc.	85,350	3,970

Total		49,900

Financials (3.4%)
American Express Co.	59,100	2,094
CME Group, Inc.	7,000	2,601
The Goldman Sachs Group, Inc.	19,800	2,534
Prudential Financial, Inc.	45,600	3,283
State Street Corp.	85,500	4,863
T. Rowe Price Group, Inc.	54,013	2,901

Total		18,276

Health Care (15.9%)
Abbott Laboratories	198,700	11,440
Allergan, Inc.	108,100	5,567
Baxter International, Inc.	150,700	9,890
* Celgene Corp.	91,300	5,777
* Genentech, Inc.	39,800	3,529
* Genzyme Corp.	81,600	6,601
* Gilead Sciences, Inc.	242,600	11,058
Johnson & Johnson	44,300	3,069
* Medco Health Solutions, Inc.	207,700	9,347
* St. Jude Medical, Inc.	69,200	3,010
Teva Pharmaceutical Industries, Ltd., ADR	165,200	7,565
* Thermo Fisher Scientific, Inc.	144,500	7,948
UnitedHealth Group, Inc.	98,100	2,491

Total		87,292

Industrials (8.7%)
The Boeing Co.	46,768	2,682
Danaher Corp.	116,500	8,084
Deere & Co.	34,800	1,723
* Foster Wheeler, Ltd.	95,200	3,438
Honeywell International, Inc.	103,600	4,305
Norfolk Southern Corp.	78,000	5,164
Raytheon Co.	45,700	2,445
* Spirit AeroSystems Holdings, Inc. - Class A	150,700	2,422
Textron, Inc.	114,100	3,341
Union Pacific Corp.	86,300	6,141
United Technologies Corp.	126,100	7,574

Total		47,319

Information Technology (28.1%)
Accenture, Ltd. - Class A	189,611	7,205
* Adobe Systems, Inc.	106,700	4,211
* Apple, Inc.	82,000	9,320
Applied Materials, Inc.	80,300	1,215
* Broadcom Corp. - Class A	174,650	3,254
* Cisco Systems, Inc.	540,100	12,185
Corning, Inc.	200,500	3,136
* Dell, Inc.	176,600	2,910
* eBay, Inc.	165,700	3,708
* Electronic Arts, Inc.	93,200	3,447
* First Solar, Inc.	17,600	3,325
* Google, Inc. - Class A	37,842	15,156
Hewlett-Packard Co.	198,400	9,174
Intel Corp.	546,000	10,227
International Business Machines Corp.	104,400	12,211
Intersil Corp. - Class A	60,700	1,006
KLA-Tencor Corp.	30,100	953
MasterCard, Inc.	5,500	975
* MEMC Electronic Materials, Inc.	85,800	2,425
Microsoft Corp.	802,200	21,412
* Oracle Corp.	376,600	7,649
QUALCOMM, Inc.	242,600	10,425
* Research In Motion, Ltd.	43,900	2,998
* Varian Semiconductor Equipment Associates, Inc.	43,400	1,090
Visa, Inc. - Class A	33,900	2,081
* Yahoo!, Inc.	110,700	1,915

Total		153,613

Materials (3.4%)
Freeport-McMoRan Copper & Gold, Inc.	55,500	3,155

Monsanto Co.	107,300	10,621
Praxair, Inc.	66,300	4,756

Total		18,532

Telecommunication Services (1.8%)
* American Tower Corp. - Class A	146,300	5,263
* NII Holdings, Inc.	120,000	4,550

Total		9,813

Utilities (0.5%)
Exelon Corp.	43,600	2,730

Total		2,730

Total Common Stocks (Cost: $507,187)		504,450

Money Market Investments (7.3%)
Federal Government & Agencies (0.5%)
(b) Federal Home Loan Bank, 2.38%, 10/31/08	1,500,000	1,497
Federal National Mortgage Association, 2.50%, 12/15/08	1,000,000	995

Total		2,492

Finance Services (4.1%)
Alpine Securitization Corp., 6.50%, 10/1/08	9,000,000	9,000
Barton Capital LLC, 6.25%, 10/1/08	13,200,000	13,200

Total		22,200

Oil & Gas Exploration Services (2.7%)
Marathon Oil Corp., 6.50%, 10/8/08	15,000,000	14,981

Total		14,981

Total Money Market Investments (Cost: $39,673)		39,673

Total Investments (99.8%) (Cost $546,860)(a)		544,123

Other Assets, Less Liabilities (0.2%)		875

Net Assets (100.0%)		544,998

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $546,860 and the net unrealized depreciation of investments based on that cost was $2,737 which is comprised of $64,627 aggregate gross unrealized appreciation and $67,364 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	96	12/08	$(813)
(Total Notional Value at September 30, 2008, $28,869)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$504,450	$(813)
Level 2 – Other significant observable inputs	39,673	—
Level 3 – Significant unobservable inputs	—	—

Total	544,123	(813)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Focused Appreciation Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Common Stocks (76.2%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (1.1%)
Boyd Gaming Corp.	183,920	1,722
Sony Corp., ADR	22,620	698

Total		2,420

Consumer Staples (7.2%)
Bunge, Ltd.	92,310	5,832
CVS Caremark Corp.	312,520	10,520

Total		16,352

Energy (12.2%)
Apache Corp.	46,080	4,805
EOG Resources, Inc.	60,900	5,448
Hess Corp.	130,685	10,727
Occidental Petroleum Corp.	93,905	6,616

Total		27,596

Financials (1.7%)
CME Group, Inc.	10,045	3,732

Total		3,732

Health Care (15.4%)
Alcon, Inc.	35,375	5,713
* Celgene Corp.	267,920	16,955
* Gilead Sciences, Inc.	268,915	12,257

Total		34,925

Industrials (3.0%)
Precision Castparts Corp.	87,385	6,884

Total		6,884

Information Technology (25.0%)
* Akamai Technologies, Inc.	107,748	1,879
* Apple, Inc.	164,690	18,718
* Cisco Systems, Inc.	354,365	7,994
* Electronic Arts, Inc.	72,920	2,697
* Google, Inc. - Class A	24,510	9,817
* Oracle Corp.	402,945	8,184
* Research In Motion, Ltd.	104,860	7,162

Total		56,451

Materials (9.6%)
Companhia Vale do Rio Doce, ADR	24,920	477
Monsanto Co.	106,285	10,520
Potash Corp. of Saskatchewan, Inc.	81,945	10,818

Total		21,815

Telecommunication Services (1.0%)
* tw telecom, Inc.	207,935	2,160

Total		2,160

Total Common Stocks (Cost: $171,119)		172,335

Money Market Investments (23.5%)
Autos (1.1%)
DaimlerChrysler Revolving Auto Conduit LLC, 6.80%, 10/1/08	1,200,000	1,200
New Center Asset Trust, 5.10%, 10/20/08	1,200,000	1,197

Total		2,397

Energy (0.5%)
Sempra Global, 6.20%, 10/9/08	1,200,000	1,198

Total		1,198

Federal Government & Agencies (19.8%)
Federal Home Loan Bank, 0.10%, 10/7/08	9,100,000	9,100
Federal Home Loan Bank, 1.50%, 10/15/08	7,300,000	7,296
Federal Home Loan Bank, 1.75%, 10/22/08	3,400,000	3,397
Federal Home Loan Bank, 1.85%, 10/2/08	19,570,000	19,568
Federal Home Loan Bank, 2.05%, 10/3/08	3,200,000	3,200
Federal Home Loan Bank, 2.38%, 10/31/08	2,300,000	2,296

Total		44,857

Finance Services (1.1%)
Alpine Securitization Corp., 6.50%, 10/1/08	1,200,000	1,200
Barton Capital LLC, 6.25%, 10/1/08	1,200,000	1,200

Total		2,400

Miscellaneous Business Credit Institutions (0.5%)
Park Avenue Receivables Corp., 2.45%, 10/2/08	1,200,000	1,200

Total		1,200

Oil & Gas Exploration Services (0.5%)
Marathon Oil Corp., 6.50%, 10/8/08	1,200,000	1,198

Total		1,198

Total Money Market Investments (Cost: $53,250)		53,250

Total Investments (99.7%) (Cost $224,369)(a)		225,585

Other Assets, Less Liabilities (0.3%)		592

Net Assets (100.0%)		226,177

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $224,369 and the net unrealized appreciation of investments based on that cost was $1,216 which is comprised of $23,442 aggregate gross unrealized appreciation and $22,226 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$172,335	$—
Level 2 – Other significant observable inputs	53,250	—
Level 3 – Significant unobservable inputs	—	—

Total	225,585	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. On September 30, 2008, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Large Cap Core Stock Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (8.3%)
Abercrombie & Fitch Co. - Class A	37,500	1,479
Comcast Corp. - Class A	282,900	5,553
The Home Depot, Inc.	31,500	816
J.C. Penney Co., Inc.	73,300	2,444
Johnson Controls, Inc.	114,700	3,479
* Kohl’s Corp.	62,300	2,871
Lowe’s Companies, Inc.	120,900	2,864
The McGraw-Hill Companies, Inc.	99,700	3,152
* MGM MIRAGE	22,774	649
NIKE, Inc. - Class B	71,500	4,783
Omnicom Group, Inc.	100,800	3,887
Target Corp.	34,400	1,687

Total		33,664

Consumer Staples (12.0%)
Avon Products, Inc.	122,500	5,092
The Coca-Cola Co.	108,300	5,727
CVS Caremark Corp.	185,522	6,245
* Hansen Natural Corp.	122,000	3,691
The Kroger Co.	161,800	4,446
PepsiCo, Inc.	67,000	4,775
Philip Morris International, Inc.	96,000	4,618
The Procter & Gamble Co.	115,462	8,046
Wal-Mart Stores, Inc.	107,100	6,414

Total		49,054

Energy (12.4%)
* Cameron International Corp.	64,900	2,501
Chesapeake Energy Corp.	24,800	889
Chevron Corp.	89,700	7,398
ConocoPhillips	54,888	4,021
Diamond Offshore Drilling, Inc.	16,900	1,742
Exxon Mobil Corp.	119,600	9,287
Halliburton Co.	87,300	2,828
Hess Corp.	24,000	1,970
* National-Oilwell Varco, Inc.	86,700	4,355
Occidental Petroleum Corp.	22,000	1,550
* SandRidge Energy, Inc.	18,800	368
Schlumberger, Ltd.	76,700	5,990
* Southwestern Energy Co.	69,700	2,129
* Transocean, Inc.	21,300	2,340
XTO Energy, Inc.	68,150	3,170

Total		50,538

Financials (12.7%)
American Express Co.	53,900	1,910
Bank of America Corp.	139,357	4,877
The Bank of New York Mellon Corp.	52,200	1,701
Citigroup, Inc.	249,300	5,113
CME Group, Inc.	7,200	2,675
The Goldman Sachs Group, Inc.	15,300	1,958

JPMorgan Chase & Co.	180,296	8,419
Merrill Lynch & Co., Inc.	55,800	1,412
National City Corp.	291,800	511
Prudential Financial, Inc.	71,000	5,112
State Street Corp.	76,500	4,351
T. Rowe Price Group, Inc.	49,400	2,653
The Travelers Companies, Inc.	107,800	4,873
Wells Fargo & Co.	170,200	6,388

Total		51,953

Health Care (15.3%)
Abbott Laboratories	127,200	7,324
Aetna, Inc.	63,800	2,304
Allergan, Inc.	83,300	4,290
Baxter International, Inc.	107,000	7,022
Cardinal Health, Inc.	29,400	1,449
* Celgene Corp.	84,595	5,353
* Express Scripts, Inc.	35,600	2,628
* Genzyme Corp.	51,300	4,150
* Gilead Sciences, Inc.	129,400	5,898
Johnson & Johnson	74,400	5,154
* Medco Health Solutions, Inc.	73,900	3,326
Teva Pharmaceutical Industries, Ltd., ADR	109,100	4,996
* Thermo Fisher Scientific, Inc.	116,200	6,391
UnitedHealth Group, Inc.	88,100	2,237

Total		62,522

Industrials (8.6%)
The Boeing Co.	25,283	1,450
Danaher Corp.	28,200	1,957
Deere & Co.	26,000	1,287
* Foster Wheeler, Ltd.	74,000	2,672
General Electric Co.	273,000	6,961
Honeywell International, Inc.	64,990	2,700
Norfolk Southern Corp.	60,200	3,986
Raytheon Co.	35,800	1,916
* Spirit AeroSystems Holdings, Inc. - Class A	114,600	1,842
Textron, Inc.	52,300	1,531
Union Pacific Corp.	67,100	4,775
United Parcel Service, Inc. - Class B	5,600	352
United Technologies Corp.	63,000	3,784

Total		35,213

Information Technology (17.7%)
Accenture, Ltd. - Class A	70,100	2,664
* Adobe Systems, Inc.	42,300	1,670
* Apple, Inc.	38,600	4,387
Applied Materials, Inc.	49,300	746
* Broadcom Corp. - Class A	100,350	1,870
* Cisco Systems, Inc.	245,900	5,548
Corning, Inc.	134,600	2,105
* Dell, Inc.	98,000	1,615
* Electronic Arts, Inc.	64,400	2,382
* Google, Inc. - Class A	14,400	5,767
Hewlett-Packard Co.	82,300	3,806
Intel Corp.	333,400	6,245
International Business Machines Corp.	63,100	7,379
Intersil Corp. - Class A	36,100	599
* MEMC Electronic Materials, Inc.	53,600	1,515
Microchip Technology, Inc.	36,500	1,074
Microsoft Corp.	366,300	9,776
* Oracle Corp.	269,700	5,478

QUALCOMM, Inc.	128,500	5,522
Visa, Inc. - Class A	25,900	1,590

Total		71,738

Materials (2.3%)
Freeport-McMoRan Copper & Gold, Inc.	41,800	2,376
Monsanto Co.	51,800	5,128
Praxair, Inc.	25,300	1,815

Total		9,319

Other Holdings (1.9%)
Financial Select Sector SPDR Fund	120,500	2,397
KBW Bank ETF	65,000	2,184
Utilities Select Sector SPDR Fund	94,000	3,123

Total		7,704

Telecommunication Services (4.4%)
* American Tower Corp. - Class A	112,300	4,039
AT&T, Inc.	282,900	7,899
* NII Holdings, Inc.	59,000	2,237
Verizon Communications, Inc.	118,600	3,806

Total		17,981

Utilities (2.3%)
Exelon Corp.	77,500	4,853
FPL Group, Inc.	89,900	4,522

Total		9,375

Total Common Stocks (Cost: $402,789)		399,061

Money Market Investments (2.0%)
Federal Government & Agencies (0.2%)
Federal Home Loan Bank, 2.38%, 10/31/08	1,000,000	998

Total		998

Finance Services (1.8%)
Barton Capital LLC, 6.25%, 10/1/08	7,100,000	7,100

Total		7,100

Total Money Market Investments (Cost: $8,098)		8,098

Total Investments (99.9%) (Cost $410,887)(a)		407,159

Other Assets, Less Liabilities (0.1%)		342

Net Assets (100.0%)		407,501

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $410,887 and the net unrealized depreciation of investments based on that cost was $3,728 which is comprised of $53,239 aggregate gross unrealized appreciation and $56,967 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$399,061	$—
Level 2 – Other significant observable inputs	8,098	—
Level 3 – Significant unobservable inputs	—	—

Total	407,159	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. On September 30, 2008, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Large Cap Blend Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (12.3%)
* Apollo Group, Inc. - Class A	400	24
Best Buy Co., Inc.	11,500	430
Carnival Corp.	3,500	124
CBS Corp. - Class B	6,800	99
* Coach, Inc.	1,400	35
Comcast Corp. - Class A	5,100	100
* Ford Motor Co.	38,800	202
Gannett Co., Inc.	8,100	137
General Motors Corp.	5,800	55
* Hanesbrands, Inc.	10,000	218
The Home Depot, Inc.	5,500	142
Honda Motor Co., Ltd., ADR	6,100	184
* Jarden Corp.	3,200	75
Johnson Controls, Inc.	5,000	152
* Las Vegas Sands Corp.	3,000	108
Lowe’s Companies, Inc.	6,700	159
Nordstrom, Inc.	10,300	297
Omnicom Group, Inc.	4,900	189
Target Corp.	15,200	745
Time Warner, Inc.	5,700	75
* Time Warner Cable, Inc. - Class A	5,900	143
* Urban Outfitters, Inc.	4,800	153
* Viacom, Inc. - Class B	4,700	117
WABCO Holdings, Inc.	900	32
The Walt Disney Co.	10,600	325
* Wynn Resorts, Ltd.	800	65

Total		4,385

Consumer Staples (9.0%)
Altria Group, Inc.	14,800	294
* Bare Escentuals, Inc.	4,200	46
Campbell Soup Co.	3,100	120
The Coca-Cola Co.	3,582	189
Costco Wholesale Corp.	800	52
* Energizer Holdings, Inc.	1,900	153
General Mills, Inc.	1,200	82
Kimberly-Clark Corp.	1,400	91
Kraft Foods, Inc. - Class A	15,900	521
PepsiCo, Inc.	9,700	690
Philip Morris International, Inc.	8,100	390
Sara Lee Corp.	32,500	410
Unilever NV	3,900	110
Walgreen Co.	2,000	62

Total		3,210

Energy (6.6%)
Anadarko Petroleum Corp.	2,200	107
Baker Hughes, Inc.	1,700	103
BJ Services Co.	4,600	88
Chevron Corp.	3,100	256
ConocoPhillips	4,100	300
EOG Resources, Inc.	1,500	134
Exxon Mobil Corp.	2,800	217
Marathon Oil Corp.	11,600	463

Royal Dutch Shell PLC - Class A, ADR	3,300	195
Schlumberger, Ltd.	4,500	351
* Weatherford International, Ltd.	5,900	148

Total		2,362

Financials (14.8%)
ACE, Ltd.	600	32
Aflac, Inc.	4,000	235
Ambac Financial Group, Inc.	2,400	6
American Capital, Ltd.	2,400	61
Astoria Financial Corp.	2,500	52
Bank of America Corp.	1,600	56
* Berkshire Hathaway, Inc. - Class A	2	261
Capital One Financial Corp.	1,300	66
Fifth Third Bancorp	2,800	33
The Goldman Sachs Group, Inc.	6,600	845
Hudson City Bancorp, Inc.	18,600	343
JPMorgan Chase & Co.	32,600	1,523
Mercury General Corp.	400	22
The Progressive Corp.	7,500	131
SunTrust Banks, Inc.	1,700	76
Wells Fargo & Co.	33,700	1,265
XL Capital, Ltd. - Class A	14,300	257

Total		5,264

Health Care (18.0%)
Abbott Laboratories	8,100	466
Aetna, Inc.	2,900	105
Allergan, Inc.	5,900	304
AstraZeneca PLC, ADR	6,900	303
Baxter International, Inc.	12,800	841
* BioMarin Pharmaceutical, Inc.	2,900	77
Bristol-Myers Squibb Co.	9,500	198
Cardinal Health, Inc.	1,600	79
* Celgene Corp.	8,000	506
* Cerner Corp.	3,300	147
* DaVita, Inc.	4,900	279
* Forest Laboratories, Inc.	7,800	221
* Genentech, Inc.	11,200	994
* Gilead Sciences, Inc.	2,500	114
* Health Net, Inc.	1,300	31
* ImClone Systems, Inc.	6,300	393
Medtronic, Inc.	6,400	321
Pfizer, Inc.	10,100	186
Sanofi-Aventis, ADR	4,700	154
* Sepracor, Inc.	8,600	157
Teva Pharmaceutical Industries, Ltd., ADR	2,300	105
UnitedHealth Group, Inc.	12,500	317
Wyeth	2,200	81

Total		6,379

Industrials (9.2%)
Cooper Industries, Ltd. - Class A	1,300	52
Danaher Corp.	1,600	111
Emerson Electric Co.	2,500	102
FedEx Corp.	3,000	237
Fluor Corp.	4,400	245
General Electric Co.	33,100	845
Illinois Tool Works, Inc.	4,600	204
* Monster Worldwide, Inc.	6,200	92
Southwest Airlines Co.	11,300	164
Tyco International, Ltd.	2,500	88

United Parcel Service, Inc. - Class B	13,200	830
United Technologies Corp.	5,100	306

Total		3,276

Information Technology (19.1%)
* Adobe Systems, Inc.	5,400	213
* Affiliated Computer Services, Inc. - Class A	1,400	71
* Agilent Technologies, Inc.	7,400	219
Altera Corp.	4,300	89
* Apple, Inc.	2,800	318
Applied Materials, Inc.	26,500	401
ASML Holding NV	1,244	22
* Brocade Communications Systems, Inc.	37,600	219
* Cisco Systems, Inc.	24,400	551
* Cognizant Technology Solutions Corp. - Class A	4,100	94
Corning, Inc.	2,600	41
* Dell, Inc.	11,000	181
* eBay, Inc.	7,500	168
* Flextronics International, Ltd.	9,500	67
* Google, Inc. - Class A	2,450	982
Intel Corp.	4,800	90
International Business Machines Corp.	1,200	140
Jabil Circuit, Inc.	20,100	192
KLA-Tencor Corp.	9,700	307
* Lam Research Corp.	2,600	82
Microchip Technology, Inc.	3,400	100
* Micron Technology, Inc.	19,500	79
Microsoft Corp.	13,600	363
* NetApp, Inc.	5,300	97
* Oracle Corp.	2,900	59
Paychex, Inc.	7,900	261
* Polycom, Inc.	4,600	106
QUALCOMM, Inc.	9,800	421
* SanDisk Corp.	18,600	364
Seagate Technology	4,800	58
* Sun Microsystems, Inc.	4,125	31
* SunPower Corp. - Class A	1,100	78
* VeriFone Holdings, Inc.	7,400	122
* Yahoo!, Inc.	9,400	163

Total		6,749

Materials (3.6%)
Allegheny Technologies, Inc.	7,700	228
Barrick Gold Corp.	9,300	341
Celanese Corp.	1,400	39
Cleveland-Cliffs, Inc.	1,400	74
Monsanto Co.	2,600	256
Nucor Corp.	1,000	40
Potash Corp. of Saskatchewan, Inc.	1,800	238
Vulcan Materials Co.	1,000	75

Total		1,291

Other Holdings (0.7%)
SPDR Trust Series 1	2,000	232

Total		232

Telecommunication Services (2.3%)
* American Tower Corp. - Class A	4,800	173
AT&T, Inc.	11,600	324

* Level 3 Communications, Inc.	49,300	133
* tw telecom, Inc.	17,700	184

Total		814

Utilities (1.2%)
* The AES Corp.	3,300	39
Allegheny Energy, Inc.	1,100	40
American Water Works Co., Inc.	4,700	101
CMS Energy Corp.	3,400	42
Edison International	2,900	116
Pinnacle West Capital Corp.	3,000	103

Total		441

Total Common Stocks (Cost: $40,757)		34,403

Preferred Stocks (0.5%)
Federal Savings Institutions (0.1%)
Fifth Third Bancorp, 8.50%, 12/31/49	400	43

Total		43

Financials (0.0%)
SLM Corp., 7.25%, 12/15/10	20	12

Total		12

Pharmaceutical Preparations (0.4%)
Schering-Plough Corp., 6.00%, 8/13/10	700	121

Total		121

Total Preferred Stocks (Cost: $211)		176

Money Market Investments (2.2%)
Finance Services (2.2%)
Alpine Securitization Corp., 6.50%, 10/1/08	800,000	800

Total Money Market Investments (Cost: $800)		800

Total Investments (99.5%) (Cost $41,768)(a)		35,379

Other Assets, Less Liabilities (0.5%)		195

Net Assets (100.0%)		35,574

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $41,768 and the net unrealized depreciation of investments based on that cost was $6,389 which is comprised of $964 aggregate gross unrealized appreciation and $7,353 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$34,579	$—
Level 2 – Other significant observable inputs	800	—
Level 3 – Significant unobservable inputs	—	—

Total	35,379	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. On September 30, 2008, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (8.3%)
Abercrombie & Fitch Co. - Class A	13,300	525
* Amazon.com, Inc.	48,900	3,558
* Apollo Group, Inc. - Class A	16,300	967
* AutoNation, Inc.	16,529	186
* AutoZone, Inc.	6,425	792
* Bed Bath & Beyond, Inc.	39,900	1,253
Best Buy Co., Inc.	51,775	1,942
* Big Lots, Inc.	12,600	351
The Black & Decker Corp.	9,200	559
Carnival Corp.	66,909	2,365
CBS Corp. - Class B	104,124	1,518
Centex Corp.	18,900	306
* Coach, Inc.	51,600	1,292
Comcast Corp. - Class A	447,005	8,775
D.R. Horton, Inc.	42,200	549
Darden Restaurants, Inc.	21,550	617
Dillard’s, Inc. - Class A	8,764	103
* The DIRECTV Group, Inc.	88,400	2,313
Eastman Kodak Co.	44,183	680
* Expedia, Inc.	32,000	484
Family Dollar Stores, Inc.	21,400	507
* Ford Motor Co.	346,365	1,801
Fortune Brands, Inc.	22,967	1,317
* GameStop Corp. - Class A	25,000	855
Gannett Co., Inc.	34,950	591
The Gap, Inc.	71,875	1,278
General Motors Corp.	86,727	820
Genuine Parts Co.	24,800	997
* The Goodyear Tire & Rubber Co.	36,900	565
H&R Block, Inc.	50,300	1,144
Harley-Davidson, Inc.	36,000	1,343
Harman International Industries, Inc.	9,000	307
Hasbro, Inc.	19,225	667
The Home Depot, Inc.	260,200	6,737
International Game Technology	47,400	814
* The Interpublic Group of Companies, Inc.	73,000	566
J.C. Penney Co., Inc.	34,050	1,135
Johnson Controls, Inc.	91,000	2,760
Jones Apparel Group, Inc.	12,800	237
KB Home	11,500	226
* Kohl’s Corp.	46,667	2,150
Leggett & Platt, Inc.	24,633	537
Lennar Corp. - Class A	21,700	330
Limited Brands, Inc.	43,687	757
Liz Claiborne, Inc.	14,500	238
Lowe’s Companies, Inc.	224,500	5,318
Macy’s, Inc.	64,446	1,159
Marriott International, Inc. - Class A	45,300	1,182
Mattel, Inc.	55,188	996
McDonald’s Corp.	172,278	10,630
The McGraw-Hill Companies, Inc.	48,620	1,537
Meredith Corp.	5,500	154
The New York Times Co. - Class A	17,870	255
Newell Rubbermaid, Inc.	42,492	733
News Corp. - Class A	351,700	4,217
NIKE, Inc. - Class B	60,100	4,021
Nordstrom, Inc.	24,434	704
* Office Depot, Inc.	42,157	245
Omnicom Group, Inc.	48,800	1,882

Polo Ralph Lauren Corp.	8,700	580
Pulte Homes, Inc.	32,700	457
RadioShack Corp.	20,100	347
Scripps Networks Interactive - Class A	13,800	501
* Sears Holdings Corp.	8,680	812
The Sherwin-Williams Co.	15,113	864
Snap-on, Inc.	8,817	464
The Stanley Works	12,050	503
Staples, Inc.	108,950	2,451
* Starbucks Corp.	111,900	1,664
Starwood Hotels & Resorts Worldwide, Inc.	28,600	805
Target Corp.	115,557	5,668
Tiffany & Co.	18,967	674
Time Warner, Inc.	548,800	7,195
The TJX Companies, Inc.	64,200	1,959
VF Corp.	13,357	1,033
* Viacom, Inc. - Class B	95,124	2,363
The Walt Disney Co.	287,457	8,822
The Washington Post Co. - Class B	900	501
Wendy’s/Arby’s Group, Inc.	57,162	301
Whirlpool Corp.	11,444	907
Wyndham Worldwide Corp.	27,186	427
Yum! Brands, Inc.	71,760	2,340

Total		132,485

Consumer Staples (12.0%)
Altria Group, Inc.	315,522	6,260
Anheuser-Busch Companies, Inc.	110,149	7,146
Archer-Daniels-Midland Co.	98,703	2,163
Avon Products, Inc.	65,200	2,710
Brown-Forman Corp. - Class B	12,018	863
Campbell Soup Co.	32,422	1,251
The Clorox Co.	21,150	1,326
The Coca-Cola Co.	304,475	16,101
Coca-Cola Enterprises, Inc.	48,600	815
Colgate-Palmolive Co.	77,422	5,834
ConAgra Foods, Inc.	69,367	1,350
* Constellation Brands, Inc. - Class A	29,700	637
Costco Wholesale Corp.	66,564	4,322
CVS Caremark Corp.	219,861	7,401
* Dean Foods Co.	23,300	544
The Estee Lauder Companies, Inc. - Class A	17,600	878
General Mills, Inc.	51,467	3,537
H.J. Heinz Co.	47,817	2,389
The Hershey Co.	25,400	1,004
Kellogg Co.	38,357	2,152
Kimberly-Clark Corp.	63,556	4,121
Kraft Foods, Inc. - Class A	232,496	7,614
The Kroger Co.	100,305	2,756
Lorillard, Inc.	26,646	1,896
McCormick & Co., Inc.	19,800	761
Molson Coors Brewing Co. - Class B	23,100	1,080
The Pepsi Bottling Group, Inc.	20,900	610
PepsiCo, Inc.	239,830	17,093
Philip Morris International, Inc.	315,722	15,186
The Procter & Gamble Co.	464,764	32,390
Reynolds American, Inc.	26,000	1,264
Safeway, Inc.	66,700	1,582
Sara Lee Corp.	108,235	1,367
SUPERVALU, Inc.	32,570	707
Sysco Corp.	92,225	2,843
Tyson Foods, Inc. - Class A	46,000	549
UST, Inc.	22,567	1,502
Walgreen Co.	151,646	4,695
Wal-Mart Stores, Inc.	343,500	20,573
Whole Foods Market, Inc.	21,500	431
Wm. Wrigley Jr. Co.	32,958	2,617

Total		190,320

Energy (13.1%)
Anadarko Petroleum Corp.	71,724	3,479
Apache Corp.	51,246	5,344
Baker Hughes, Inc.	47,230	2,859
BJ Services Co.	45,100	863
Cabot Oil & Gas Corp.	15,800	571
* Cameron International Corp.	33,300	1,283
Chesapeake Energy Corp.	79,800	2,862
Chevron Corp.	314,714	25,958
ConocoPhillips	232,838	17,055
CONSOL Energy, Inc.	28,100	1,290
Devon Energy Corp.	67,700	6,174
El Paso Corp.	107,371	1,370
ENSCO International, Inc.	22,000	1,268
EOG Resources, Inc.	38,120	3,410
Exxon Mobil Corp.	795,556	61,783
Halliburton Co.	134,338	4,351
Hess Corp.	43,400	3,562
Marathon Oil Corp.	108,066	4,309
Massey Energy Co.	13,000	464
Murphy Oil Corp.	29,200	1,873
* Nabors Industries, Ltd.	42,900	1,069
* National-Oilwell Varco, Inc.	63,900	3,210
Noble Corp.	41,200	1,809
Noble Energy, Inc.	26,500	1,473
Occidental Petroleum Corp.	125,140	8,816
Peabody Energy Corp.	41,700	1,877
Range Resources Corp.	23,800	1,020
Rowan Companies, Inc.	17,350	530
Schlumberger, Ltd.	183,734	14,348
Smith International, Inc.	33,100	1,941
* Southwestern Energy Co.	52,600	1,606
Spectra Energy Corp.	94,136	2,240
Sunoco, Inc.	17,900	637
Tesoro Corp.	21,100	348
* Transocean, Inc.	48,867	5,368
Valero Energy Corp.	80,100	2,427
* Weatherford International, Ltd.	104,300	2,622
The Williams Companies, Inc.	88,300	2,088
XTO Energy, Inc.	84,123	3,913

Total		207,470

Financials (15.5%)
Aflac, Inc.	72,950	4,286
The Allstate Corp.	82,928	3,825
American Capital, Ltd.	31,700	809
American Express Co.	177,575	6,291
American International Group, Inc.	411,830	1,371
Ameriprise Financial, Inc.	33,255	1,270
Aon Corp.	42,500	1,911
Apartment Investment & Management Co. - Class A	13,083	458
Assurant, Inc.	18,200	1,001
AvalonBay Communities, Inc.	11,800	1,161
Bank of America Corp.	698,547	24,448
The Bank of New York Mellon Corp.	175,563	5,720
BB&T Corp.	84,200	3,183
Boston Properties, Inc.	18,400	1,723
Capital One Financial Corp.	57,529	2,934
* CB Richard Ellis Group, Inc.	26,300	352
The Charles Schwab Corp.	142,911	3,716
The Chubb Corp.	55,200	3,030
Cincinnati Financial Corp.	24,875	707
CIT Group, Inc.	43,700	304

Citigroup, Inc.	834,148	17,108
CME Group, Inc.	10,300	3,827
Comerica, Inc.	23,050	756
Developers Diversified Realty Corp.	18,400	583
Discover Financial Services	73,456	1,015
* E*TRADE Financial Corp.	82,300	230
Equity Residential	41,500	1,843
Federated Investors, Inc. - Class B	13,500	389
Fifth Third Bancorp	88,434	1,052
First Horizon National Corp.	30,875	289
Franklin Resources, Inc.	23,350	2,058
General Growth Properties, Inc.	34,900	527
Genworth Financial, Inc. - Class A	66,300	571
The Goldman Sachs Group, Inc.	66,500	8,512
The Hartford Financial Services Group, Inc.	46,150	1,892
HCP, Inc.	38,500	1,545
Host Hotels & Resorts, Inc.	79,600	1,058
Hudson City Bancorp, Inc.	79,600	1,469
Huntington Bancshares, Inc.	56,042	448
* IntercontinentalExchange, Inc.	11,500	928
Invesco, Ltd.	59,200	1,242
Janus Capital Group, Inc.	24,529	596
JPMorgan Chase & Co.	526,429	24,583
KeyCorp	75,775	905
Kimco Realty Corp.	34,800	1,286
Legg Mason, Inc.	21,700	826
Leucadia National Corp.	27,100	1,231
Lincoln National Corp.	39,330	1,684
Loews Corp.	55,421	2,189
M&T Bank Corp.	11,800	1,053
Marsh & McLennan Companies, Inc.	78,580	2,496
Marshall & Ilsley Corp.	39,700	800
MBIA, Inc.	29,950	356
Merrill Lynch & Co., Inc.	234,600	5,935
MetLife, Inc.	105,174	5,890
MGIC Investment Corp.	19,200	135
Moody’s Corp.	30,250	1,029
Morgan Stanley	169,913	3,908
National City Corp.	116,497	204
Northern Trust Corp.	33,850	2,444
NYSE Euronext	40,700	1,595
Plum Creek Timber Co., Inc.	26,200	1,306
PNC Financial Services Group, Inc.	53,067	3,964
Principal Financial Group, Inc.	39,700	1,727
The Progressive Corp.	103,500	1,801
ProLogis	40,200	1,659
Prudential Financial, Inc.	65,400	4,709
Public Storage	19,200	1,901
Regions Financial Corp.	106,390	1,021
Simon Property Group, Inc.	34,500	3,347
* SLM Corp.	71,542	883
Sovereign Bancorp, Inc.	83,280	329
State Street Corp.	66,100	3,760
SunTrust Banks, Inc.	54,133	2,435
T. Rowe Price Group, Inc.	39,600	2,127
Torchmark Corp.	13,350	798
The Travelers Companies, Inc.	90,510	4,091
U.S. Bancorp	266,821	9,611
Unum Group	52,931	1,329
Vornado Realty Trust	21,000	1,910
Wachovia Corp.	330,647	1,157
Washington Mutual, Inc.	227,254	19
Wells Fargo & Co.	506,860	19,022
XL Capital, Ltd. - Class A	47,800	858
Zions Bancorporation	17,600	681

Total		245,432

Health Care (12.9%)
Abbott Laboratories	236,150	13,598
Aetna, Inc.	72,208	2,607
Allergan, Inc.	47,134	2,427
AmerisourceBergen Corp.	24,300	915
* Amgen, Inc.	162,117	9,609
Applied Biosystems, Inc.	25,933	888
* Barr Pharmaceuticals, Inc.	16,700	1,091
Baxter International, Inc.	96,100	6,307
Becton, Dickinson and Co.	37,350	2,998
* Biogen Idec, Inc.	44,490	2,237
* Boston Scientific Corp.	229,822	2,820
Bristol-Myers Squibb Co.	303,208	6,322
C.R. Bard, Inc.	15,200	1,442
Cardinal Health, Inc.	55,025	2,712
* Celgene Corp.	69,700	4,411
CIGNA Corp.	42,087	1,430
* Coventry Health Care, Inc.	22,700	739
Covidien, Ltd.	76,827	4,130
* DaVita, Inc.	16,000	912
Eli Lilly and Co.	153,306	6,750
* Express Scripts, Inc.	37,800	2,790
* Forest Laboratories, Inc.	46,666	1,320
* Genzyme Corp.	41,200	3,333
* Gilead Sciences, Inc.	140,900	6,422
* Hospira, Inc.	24,465	935
* Humana, Inc.	25,900	1,067
IMS Health, Inc.	27,867	527
* Intuitive Surgical, Inc.	5,900	1,422
Johnson & Johnson	428,037	29,653
* King Pharmaceuticals, Inc.	37,766	362
* Laboratory Corp. of America Holdings	17,000	1,182
McKesson Corp.	42,305	2,276
* Medco Health Solutions, Inc.	77,444	3,485
Medtronic, Inc.	172,800	8,657
Merck & Co., Inc.	328,220	10,359
* Millipore Corp.	8,500	585
* Mylan, Inc.	46,600	532
* Patterson Companies, Inc.	14,000	426
PerkinElmer, Inc.	18,300	457
Pfizer, Inc.	1,032,534	19,040
Quest Diagnostics, Inc.	24,200	1,250
Schering-Plough Corp.	249,050	4,600
* St. Jude Medical, Inc.	52,400	2,279
Stryker Corp.	37,900	2,361
* Tenet Healthcare Corp.	63,550	353
* Thermo Fisher Scientific, Inc.	64,200	3,531
UnitedHealth Group, Inc.	186,544	4,736
* Varian Medical Systems, Inc.	19,100	1,091
* Waters Corp.	15,200	884
* Watson Pharmaceuticals, Inc.	16,000	456
* WellPoint, Inc.	78,300	3,662
Wyeth	204,229	7,544
* Zimmer Holdings, Inc.	34,537	2,230

Total		204,152

Industrials (10.9%)
3M Co.	107,076	7,314
* Allied Waste Industries, Inc.	51,950	577
Avery Dennison Corp.	16,350	727
The Boeing Co.	113,376	6,502
Burlington Northern Santa Fe Corp.	43,285	4,001
C.H. Robinson Worldwide, Inc.	26,000	1,325
Caterpillar, Inc.	93,276	5,559
Cintas Corp.	20,233	581
Cooper Industries, Ltd. - Class A	26,700	1,067
CSX Corp.	62,400	3,405

Cummins, Inc.	31,000	1,355
Danaher Corp.	39,100	2,714
Deere & Co.	65,420	3,238
Dover Corp.	28,767	1,167
Eaton Corp.	25,500	1,433
Emerson Electric Co.	118,900	4,850
Equifax, Inc.	19,600	675
Expeditors International of Washington, Inc.	32,600	1,136
Fastenal Co.	19,800	978
FedEx Corp.	47,620	3,764
Fluor Corp.	27,400	1,526
General Dynamics Corp.	60,900	4,483
General Electric Co.	1,523,806	38,856
Goodrich Corp.	19,200	799
Honeywell International, Inc.	114,050	4,739
Illinois Tool Works, Inc.	61,300	2,725
Ingersoll-Rand Co., Ltd. - Class A	48,762	1,520
ITT Corp.	27,800	1,546
* Jacobs Engineering Group, Inc.	18,800	1,021
L-3 Communications Holdings, Inc.	18,600	1,829
Lockheed Martin Corp.	51,008	5,594
The Manitowoc Co., Inc.	20,000	311
Masco Corp.	55,100	988
* Monster Worldwide, Inc.	18,967	283
Norfolk Southern Corp.	57,457	3,804
Northrop Grumman Corp.	51,720	3,131
PACCAR, Inc.	55,615	2,124
Pall Corp.	18,350	631
Parker Hannifin Corp.	25,712	1,363
Pitney Bowes, Inc.	31,837	1,059
Precision Castparts Corp.	21,300	1,678
R.R. Donnelley & Sons Co.	32,134	788
Raytheon Co.	63,900	3,419
Robert Half International, Inc.	23,840	590
Rockwell Automation, Inc.	22,350	835
Rockwell Collins, Inc.	24,450	1,176
Ryder System, Inc.	8,600	533
Southwest Airlines Co.	112,467	1,632
* Terex Corp.	14,900	455
Textron, Inc.	38,100	1,116
Tyco International, Ltd.	72,727	2,547
Union Pacific Corp.	78,020	5,552
United Parcel Service, Inc. - Class B	154,400	9,710
United Technologies Corp.	147,734	8,873
W.W. Grainger, Inc.	9,900	861
Waste Management, Inc.	75,085	2,364

Total		172,829

Information Technology (15.5%)
* Adobe Systems, Inc.	81,250	3,207
* Advanced Micro Devices, Inc.	93,000	488
* Affiliated Computer Services, Inc. - Class A	14,900	754
* Agilent Technologies, Inc.	54,737	1,623
* Akamai Technologies, Inc.	25,900	452
Altera Corp.	46,111	954
Analog Devices, Inc.	44,457	1,171
* Apple, Inc.	135,700	15,424
Applied Materials, Inc.	205,500	3,109
* Autodesk, Inc.	34,468	1,156
Automatic Data Processing, Inc.	77,950	3,332
* BMC Software, Inc.	29,060	832
* Broadcom Corp. - Class A	67,600	1,259
CA, Inc.	60,292	1,203
* Ciena Corp.	13,785	139
* Cisco Systems, Inc.	904,800	20,413
* Citrix Systems, Inc.	27,920	705
* Cognizant Technology Solutions Corp. - Class A	44,700	1,021

* Computer Sciences Corp.	23,150	930
* Compuware Corp.	39,057	378
* Convergys Corp.	18,650	276
Corning, Inc.	241,700	3,780
* Dell, Inc.	266,933	4,399
* eBay, Inc.	167,300	3,744
* Electronic Arts, Inc.	48,800	1,805
* EMC Corp.	317,174	3,793
Fidelity National Information Services, Inc.	29,100	537
* Fiserv, Inc.	25,125	1,189
* Google, Inc. - Class A	36,600	14,659
Harris Corp.	20,600	952
Hewlett-Packard Co.	375,126	17,346
Intel Corp.	861,163	16,130
International Business Machines Corp.	207,539	24,275
* Intuit, Inc.	49,200	1,555
Jabil Circuit, Inc.	32,167	307
* JDS Uniphase Corp.	32,850	278
* Juniper Networks, Inc.	83,300	1,755
KLA-Tencor Corp.	26,500	839
* Lexmark International, Inc. - Class A	13,500	440
Linear Technology Corp.	33,950	1,041
* LSI Corp.	98,600	528
MasterCard, Inc.	11,100	1,968
* MEMC Electronic Materials, Inc.	34,600	978
Microchip Technology, Inc.	28,200	830
* Micron Technology, Inc.	116,550	472
Microsoft Corp.	1,202,792	32,104
Molex, Inc.	21,850	491
Motorola, Inc.	346,977	2,477
National Semiconductor Corp.	29,886	514
* NetApp, Inc.	50,100	913
* Novell, Inc.	52,900	272
* Novellus Systems, Inc.	15,200	299
* NVIDIA Corp.	85,250	913
* Oracle Corp.	600,225	12,191
Paychex, Inc.	49,135	1,623
* QLogic Corp.	20,100	309
QUALCOMM, Inc.	251,334	10,800
* Salesforce.com, Inc.	15,900	770
* SanDisk Corp.	34,500	674
* Sun Microsystems, Inc.	115,349	877
* Symantec Corp.	128,554	2,517
* Tellabs, Inc.	60,892	247
* Teradata Corp.	27,300	532
* Teradyne, Inc.	25,850	202
Texas Instruments, Inc.	200,800	4,317
Total System Services, Inc.	30,278	497
Tyco Electronics, Ltd.	72,327	2,001
* Unisys Corp.	55,050	151
* VeriSign, Inc.	29,600	772
Western Union Co.	111,732	2,756
Xerox Corp.	133,600	1,540
Xilinx, Inc.	42,300	992
* Yahoo!, Inc.	212,300	3,673

Total		247,850

Materials (3.3%)
Air Products and Chemicals, Inc.	32,467	2,224
AK Steel Holding Corp.	17,200	446
Alcoa, Inc.	124,607	2,814
Allegheny Technologies, Inc.	15,317	453
Ashland, Inc.	8,700	254
Ball Corp.	14,832	586
Bemis Co., Inc.	15,300	401
CF Industries Holdings, Inc.	8,700	796
The Dow Chemical Co.	141,709	4,503

E.I. du Pont de Nemours and Co.	138,228	5,570
Eastman Chemical Co.	11,725	646
Ecolab, Inc.	26,900	1,305
Freeport-McMoRan Copper & Gold, Inc.	58,788	3,342
Hercules, Inc.	17,300	342
International Flavors & Fragrances, Inc.	12,000	474
International Paper Co.	65,466	1,714
MeadWestvaco Corp.	26,179	610
Monsanto Co.	84,206	8,334
Newmont Mining Corp.	69,980	2,712
Nucor Corp.	48,532	1,917
* Pactiv Corp.	20,100	499
PPG Industries, Inc.	25,167	1,468
Praxair, Inc.	48,200	3,457
Rohm and Haas Co.	18,980	1,329
Sealed Air Corp.	24,242	533
Sigma-Aldrich Corp.	19,300	1,012
Titanium Metals Corp.	13,000	147
United States Steel Corp.	17,950	1,393
Vulcan Materials Co.	16,800	1,252
Weyerhaeuser Co.	32,380	1,962

Total		52,495

Telecommunication Services (3.0%)
* American Tower Corp. - Class A	60,300	2,169
AT&T, Inc.	902,675	25,203
CenturyTel, Inc.	15,700	575
Embarq Corp.	21,830	885
Frontier Communications Corp.	48,400	557
Qwest Communications International, Inc.	227,335	734
Sprint Nextel Corp.	437,202	2,667
Verizon Communications, Inc.	436,242	13,999
Windstream Corp.	67,292	736

Total		47,525

Utilities (3.5%)
* The AES Corp.	103,000	1,204
Allegheny Energy, Inc.	25,900	952
Ameren Corp.	32,167	1,255
American Electric Power Co., Inc.	61,640	2,283
CenterPoint Energy, Inc.	52,362	763
CMS Energy Corp.	34,500	430
Consolidated Edison, Inc.	41,850	1,798
Constellation Energy Group, Inc.	27,300	663
Dominion Resources, Inc.	88,876	3,802
DTE Energy Co.	24,950	1,001
Duke Energy Corp.	193,773	3,377
* Dynegy, Inc. - Class A	77,400	277
Edison International	49,920	1,992
Entergy Corp.	29,309	2,609
Exelon Corp.	100,724	6,308
FirstEnergy Corp.	46,665	3,126
FPL Group, Inc.	62,614	3,149
Integrys Energy Group, Inc.	11,732	586
Nicor, Inc.	6,950	308
NiSource, Inc.	41,973	620
Pepco Holdings, Inc.	30,900	708
PG&E Corp.	54,925	2,057
Pinnacle West Capital Corp.	15,400	530
PPL Corp.	57,368	2,124
Progress Energy, Inc.	40,092	1,729
Public Service Enterprise Group, Inc.	77,872	2,553
Questar Corp.	26,600	1,088
Sempra Energy	37,702	1,903
Southern Co.	118,000	4,448

TECO Energy, Inc.	32,600	513
Xcel Energy, Inc.	68,320	1,366

Total		55,522

Total Common Stocks (Cost: $1,340,016)		1,556,080

Money Market Investments (1.8%)
Federal Government & Agencies (0.3%)
Federal Home Loan Bank, 2.37%, 10/31/08	2,500,000	2,495
Federal Home Loan Bank, 2.38%, 10/31/08	2,500,000	2,495

Total		4,990

Finance Services (0.9%)
(b) Alpine Securitization Corp., 6.50%, 10/1/08	8,100,000	8,100
Barton Capital LLC, 6.25%, 10/1/08	5,000,000	5,000

Total		13,100

Oil & Gas Exploration Services (0.6%)
Marathon Oil Corp., 6.50%, 10/8/08	10,000,000	9,987

Total		9,987

Total Money Market Investments (Cost: $28,077)		28,077

Total Investments (99.8%) (Cost $1,368,093)(a)		1,584,157

Other Assets, Less Liabilities (0.2%)		3,256

Net Assets (100.0%)		1,587,413

*	Non-Income Producing

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $1,368,093 and the net unrealized appreciation of investments based on that cost was $216,064 which is comprised of $465,337 aggregate gross unrealized appreciation and $249,273 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	100	12/08	$(948)
(Total Notional Value at September 30, 2008, $30,173 )

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$1,556,080	$(948)
Level 2 – Other significant observable inputs	28,077	—
Level 3 – Significant unobservable inputs	—	—

Total	1,584,157	(948)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Large Company Value Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Common Stocks (94.3%)	Shares/ $ Par	Value $` (000’s)
Consumer Discretionary (8.8%)
Best Buy Co., Inc.	6,100	229
CBS Corp. - Class B	12,900	188
Darden Restaurants, Inc.	3,100	89
Gannett Co., Inc.	9,100	154
The Gap, Inc.	8,400	149
H&R Block, Inc.	10,400	237
The Home Depot, Inc.	9,200	238
* Kohl’s Corp.	4,700	217
McDonald’s Corp.	600	37
Newell Rubbermaid, Inc.	12,900	223
Staples, Inc.	9,700	218
* Starbucks Corp.	5,900	88
Time Warner, Inc.	32,800	429
VF Corp.	3,000	232
* Viacom, Inc. - Class B	9,700	241

Total		2,969

Consumer Staples (7.2%)
Altria Group, Inc.	9,300	185
The Clorox Co.	3,800	238
The Coca-Cola Co.	9,100	481
The Kroger Co.	8,900	245
Lorillard, Inc.	2,900	206
The Pepsi Bottling Group, Inc.	7,500	219
Unilever NV	8,300	234
Walgreen Co.	7,300	226
Wal-Mart Stores, Inc.	6,700	401

Total		2,435

Energy (16.7%)
Apache Corp.	1,600	167
Chevron Corp.	18,600	1,534
ConocoPhillips	14,400	1,055
Devon Energy Corp.	1,900	173
Exxon Mobil Corp.	22,600	1,755
* National-Oilwell Varco, Inc.	3,300	166
Royal Dutch Shell PLC - Class A, ADR	13,800	814

Total		5,664

Financials (20.6%)
The Allstate Corp.	9,900	457
Bank of America Corp.	26,900	942
The Bank of New York Mellon Corp.	8,700	283
Citigroup, Inc.	50,000	1,025
Developers Diversified Realty Corp.	2,800	89
Discover Financial Services	7,200	100
The Goldman Sachs Group, Inc.	2,500	320
The Hartford Financial Services Group, Inc.	5,700	234
JPMorgan Chase & Co.	25,200	1,176
Legg Mason, Inc.	2,200	84
Loews Corp.	3,500	138

Merrill Lynch & Co., Inc.	9,900	250
MGIC Investment Corp.	6,700	47
Morgan Stanley	10,800	248
National City Corp.	21,100	37
Torchmark Corp.	4,300	257
The Travelers Companies, Inc.	7,100	321
U.S. Bancorp	9,200	331
Wells Fargo & Co.	17,600	661

Total		7,000

Health Care (11.7%)
Abbott Laboratories	5,600	322
* Amgen, Inc.	5,300	314
Eli Lilly and Co.	6,300	277
Johnson & Johnson	14,500	1,006
Medtronic, Inc.	4,700	235
Merck & Co., Inc.	11,100	350
Pfizer, Inc.	52,800	974
Quest Diagnostics, Inc.	2,700	140
Wyeth	9,700	358

Total		3,976

Industrials (10.9%)
Avery Dennison Corp.	3,800	169
Caterpillar, Inc.	4,500	268
Dover Corp.	5,200	211
General Electric Co.	61,700	1,572
Ingersoll-Rand Co., Ltd. - Class A	7,600	237
Northrop Grumman Corp.	6,000	363
Parker Hannifin Corp.	3,200	170
Pitney Bowes, Inc.	1,500	50
R. R. Donnelley & Sons Co.	8,200	201
Robert Half International, Inc.	1,600	40
Tyco International, Ltd.	4,100	144
Waste Management, Inc.	6,700	211
* YRC Worldwide, Inc.	4,900	59

Total		3,695

Information Technology (6.0%)
Applied Materials, Inc.	7,400	112
* Fiserv, Inc.	2,700	128
Hewlett-Packard Co.	7,000	324
Intel Corp.	7,800	146
International Business Machines Corp.	3,400	397
Microsoft Corp.	14,400	384
Motorola, Inc.	6,100	44
* Oracle Corp.	12,600	256
Texas Instruments, Inc.	3,000	65
Xerox Corp.	16,500	190

Total		2,046

Materials (3.4%)
E. I. du Pont de Nemours and Co.	9,100	366
International Paper Co.	3,900	102
Nucor Corp.	3,700	146
PPG Industries, Inc.	4,900	286
Weyerhaeuser Co.	4,400	267

Total		1,167

Telecommunication Services (6.1%)
(b) AT&T, Inc.	41,500	1,158
Embarq Corp.	3,000	122
Sprint Nextel Corp.	19,500	119
Verizon Communications, Inc.	20,900	671

Total		2,070

Utilities (2.9%)
Exelon Corp.	7,100	444
* NRG Energy, Inc.	7,700	191
PPL Corp.	9,300	344

Total		979

Total Common Stocks (Cost: $38,962)		32,001

Money Market Investments (5.5%)
Federal Government & Agencies (5.3%)
Federal Home Loan Bank, 0.10%, 10/1/08	1,800,000	1,800

Total		1,800

Other Holdings (0.2%)
J.P. Morgan Money Market Fund	73,913	74

Total		74

Total Money Market Investments (Cost: $1,874)		1,874

Total Investments (99.8%) (Cost $40,836)(a)		33,875

Other Assets, Less Liabilities (0.2%)		56

Net Assets (100.0%)		33,931

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $40,836 and the net unrealized depreciation of investments based on that cost was $6,961 which is comprised of $446 aggregate gross unrealized appreciation and $7,407 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long)	24	12/08	$(121)
(Total Notional Value at September 30, 2008, $1,522 )

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$32,075	$(121)
Level 2 – Other significant observable inputs	1,800	—
Level 3 – Significant unobservable inputs	—	—

Total	33,875	(121)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Domestic Equity Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Common Stocks (90.2%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (9.5%)
Carnival Corp.	67,600	2,390
CBS Corp. - Class B	81,900	1,194
Comcast Corp. - Class A	96,400	1,892
Gannett Co., Inc.	236,400	3,998
General Motors Corp.	82,400	779
Harley-Davidson, Inc.	84,600	3,156
* Jarden Corp.	300,500	7,046
Johnson Controls, Inc.	114,800	3,482
Lowe’s Companies, Inc.	205,500	4,868
Time Warner, Inc.	119,800	1,571
* Time Warner Cable, Inc. - Class A	123,900	2,998

Total		33,374

Consumer Staples (13.5%)
Altria Group, Inc.	354,800	7,039
The Coca-Cola Co.	30,400	1,608
* Energizer Holdings, Inc.	61,200	4,930
Kimberly-Clark Corp.	10,800	700
Kraft Foods, Inc. - Class A	527,572	17,277
Lorillard, Inc.	16,100	1,146
Philip Morris International, Inc.	58,500	2,814
Sara Lee Corp.	590,900	7,463
Unilever NV	158,300	4,458

Total		47,435

Energy (8.8%)
Chevron Corp.	49,046	4,045
ConocoPhillips	117,500	8,607
Exxon Mobil Corp.	26,700	2,074
Marathon Oil Corp.	163,400	6,515
Royal Dutch Shell PLC - Class A, ADR	60,000	3,541
Royal Dutch Shell PLC - Class B, ADR	21,028	1,200
Spectra Energy Corp.	75,300	1,792
* Transocean, Inc.	29,447	3,234

Total		31,008

Financials (22.5%)
Ambac Financial Group, Inc.	88,700	207
American Capital, Ltd.	144,300	3,681
Capital One Financial Corp.	42,300	2,157
East West Bancorp, Inc.	39,900	547
Fifth Third Bancorp	91,900	1,094
The Goldman Sachs Group, Inc.	90,200	11,546
Hudson City Bancorp, Inc.	583,900	10,773
JPMorgan Chase & Co.	469,888	21,943
Mercury General Corp.	29,500	1,615
* SLM Corp.	153,700	1,897
SunTrust Banks, Inc.	148,800	6,695
Wells Fargo & Co.	388,900	14,595
XL Capital, Ltd. - Class A	153,300	2,750

Total		79,500

Health Care (8.2%)
Aetna, Inc.	160,800	5,806
AstraZeneca PLC, ADR	64,800	2,843
Cardinal Health, Inc.	27,500	1,355
Merck & Co., Inc.	75,600	2,386
Pfizer, Inc.	426,600	7,867
Sanofi-Aventis, ADR	256,700	8,438

Total		28,695

Industrials (10.3%)
3M Co.	27,300	1,865
Emerson Electric Co.	46,600	1,901
FedEx Corp.	34,300	2,711
General Electric Co.	525,000	13,388
Illinois Tool Works, Inc.	106,700	4,743
* Monster Worldwide, Inc.	128,800	1,920
Parker Hannifin Corp.	14,914	790
Southwest Airlines Co.	204,800	2,972
Tyco International, Ltd.	106,575	3,732
United Technologies Corp.	35,600	2,138

Total		36,160

Information Technology (4.3%)
* Affiliated Computer Services, Inc. - Class A	71,800	3,636
* Fairchild Semiconductor International, Inc.	149,100	1,325
Hewlett-Packard Co.	52,600	2,432
Intel Corp.	78,800	1,476
Jabil Circuit, Inc.	260,100	2,481
* Micron Technology, Inc.	543,500	2,201
Seagate Technology	67,600	819
Tyco Electronics, Ltd.	29,850	826

Total		15,196

Materials (4.6%)
The Dow Chemical Co.	44,200	1,405
Nucor Corp.	182,200	7,197
Vulcan Materials Co.	100,400	7,479

Total		16,081

Telecommunication Services (3.0%)
AT&T, Inc.	355,600	9,928
Verizon Communications, Inc.	15,800	507

Total		10,435

Utilities (5.5%)
American Water Works Co., Inc.	181,400	3,900
CMS Energy Corp.	178,200	2,222
Edison International	94,500	3,771
Pinnacle West Capital Corp.	257,800	8,871
Southern Co.	11,700	441

Total		19,205

Total Common Stocks (Cost: $359,860)		317,089

Convertible Corporate Bonds (0.9%)
Automobiles And Other Motor Vehicles (0.9%)
Ford Motor Co., 4.25%, 12/15/36	4,580,000	3,017

Total Convertible Corporate Bonds (Cost: $4,647)		3,017

Preferred Stocks (1.0%)
Federal Savings Institutions (0.3%)
Fifth Third Bancorp, 8.50%, 12/31/49	10,800	1,159

Total		1,159

National Commercial Banks (0.1%)
Wachovia Corp., 7.50%, 12/31/49	510	196

Total		196

Pharmaceutical Preparations (0.6%)
Schering-Plough Corp., 6.00%, 8/13/10	12,900	2,232

Total		2,232

Total Preferred Stocks (Cost: $3,708)		3,587

Money Market Investments (5.6%)
Autos (0.9%)
DaimlerChrysler Revolving Auto Conduit LLC, 6.80%, 10/1/08	3,000,000	3,000

Total		3,000

Energy (0.9%)
Sempra Global, 6.20%, 10/9/08	3,000,000	2,996

Total		2,996

Federal Government & Agencies (1.3%)
Federal Home Loan Bank, 1.50%, 10/15/08	5,000,000	4,997

Total		4,997

Finance Services (1.6%)
Alpine Securitization Corp., 6.50%, 10/1/08	3,000,000	3,000
Barton Capital LLC, 6.25%, 10/1/08	2,800,000	2,800

Total		5,800

Oil & Gas Exploration Services (0.9%)
Marathon Oil Corp., 6.50%, 10/8/08	3,000,000	2,996

Total		2,996

Total Money Market Investments (Cost: $19,789)	19,789

Total Investments (97.7%) (Cost $388,004)(a)	343,482

Other Assets, Less Liabilities (2.3%)	7,937

Net Assets (100.0%)	351,419

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $388,004 and the net unrealized depreciation of investments based on that cost was $44,522 which is comprised of $19,966 aggregate gross unrealized appreciation and $64,488 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$320,676	$—
Level 2 – Other significant observable inputs	22,806	—
Level 3 – Significant unobservable inputs	—	—

Total	343,482	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. On September 30, 2008, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Equity Income Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Common Stocks (96.0%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (15.7%)
* Bed Bath & Beyond, Inc.		60,400	1,897
The Black & Decker Corp.		10,900	662
Cablevision Systems Corp. - Class A		37,700	949
CBS Corp. - Class B		59,450	867
D.R. Horton, Inc.		60,000	781
Eastman Kodak Co.		62,900	967
* Ford Motor Co.		74,100	385
Fortune Brands, Inc.		36,800	2,111
Gannett Co., Inc.		63,000	1,065
Genuine Parts Co.		25,400	1,021
H&R Block, Inc.		69,700	1,586
Harley-Davidson, Inc.		33,700	1,257
Harman International Industries, Inc.		17,500	596
The Home Depot, Inc.		100,000	2,589
Macy’s, Inc.		24,700	444
Mattel, Inc.		64,700	1,167
The McGraw-Hill Companies, Inc.		56,400	1,783
* MGM MIRAGE		51,300	1,462
The New York Times Co. - Class A		73,100	1,045
Newell Rubbermaid, Inc.		73,000	1,260
Time Warner, Inc.		157,000	2,058
The Walt Disney Co.		57,700	1,771
Whirlpool Corp.		21,500	1,705
WPP Group PLC, ADR		5,400	220

Total			29,648

Consumer Staples (6.0%)
Colgate-Palmolive Co.		10,300	776
General Mills, Inc.		28,300	1,945
The Hershey Co.		72,200	2,854
Kimberly-Clark Corp.		21,500	1,394
Kraft Foods, Inc. - Class A		48,700	1,595
McCormick & Co., Inc.		19,300	742
The Procter & Gamble Co.		24,100	1,680
Whole Foods Market, Inc.		19,700	395

Total			11,381

Energy (11.0%)
Anadarko Petroleum Corp.		30,500	1,480
BJ Services Co.		38,500	737
BP PLC, ADR		30,800	1,545
Chevron Corp.		59,000	4,866
Exxon Mobil Corp.		61,500	4,776
Murphy Oil Corp.		25,200	1,616
Royal Dutch Shell PLC - Class A, ADR		51,000	3,010
Schlumberger, Ltd.		9,300	726
Spectra Energy Corp.		39,150	932
Sunoco, Inc.		31,600	1,124

Total			20,812

Financials (23.2%)
Allied Irish Banks PLC, ADR	42,300	695
American Express Co.	46,300	1,640
American International Group, Inc.	64,400	214
Bank of America Corp.	74,571	2,610
The Bank of New York Mellon Corp.	65,900	2,147
Capital One Financial Corp.	35,300	1,800
The Chubb Corp.	14,600	802
Citigroup, Inc.	54,500	1,118
Federal National Mortgage Association	84,200	129
Fifth Third Bancorp	73,000	869
The Goldman Sachs Group, Inc.	6,200	794
The Hartford Financial Services Group, Inc.	2,600	107
JPMorgan Chase & Co.	146,588	6,845
KeyCorp	66,100	789
Legg Mason, Inc.	33,000	1,256
Lincoln National Corp.	40,176	1,720
Marsh & McLennan Companies, Inc.	107,200	3,405
Merrill Lynch & Co., Inc.	68,100	1,723
(p) Merrill Lynch & Co., Inc.	32,509	781
National City Corp.	138,100	242
Och-Ziff Capital Management Group - Class A	29,600	346
The Progressive Corp.	51,100	889
* SLM Corp.	97,800	1,207
SunTrust Banks, Inc.	49,200	2,214
The Travelers Companies, Inc.	26,027	1,176
U.S. Bancorp	83,700	3,015
* UBS AG	48,015	842
Wells Fargo & Co.	109,900	4,124

Total		43,499

Health Care (8.7%)
Abbott Laboratories	21,500	1,238
* Amgen, Inc.	41,300	2,448
Bristol-Myers Squibb Co.	66,300	1,382
Eli Lilly and Co.	59,100	2,603
Johnson & Johnson	30,900	2,141
Merck & Co., Inc.	61,600	1,944
Pfizer, Inc.	113,200	2,087
* WellPoint, Inc.	17,300	809
Wyeth	47,100	1,740

Total		16,392

Industrials (10.4%)
3M Co.	37,900	2,589
Avery Dennison Corp.	36,300	1,615
The Boeing Co.	18,000	1,032
Cooper Industries, Ltd. - Class A	23,200	927
General Electric Co.	235,900	6,015
Honeywell International, Inc.	30,700	1,276
Illinois Tool Works, Inc.	47,400	2,107
Masco Corp.	83,400	1,496
Southwest Airlines Co.	18,000	261
United Parcel Service, Inc. - Class B	25,600	1,610
* USG Corp.	29,900	765

Total		19,693

Information Technology (6.3%)
* Alcatel-Lucent, ADR	153,600	590
Analog Devices, Inc.	52,300	1,378
Applied Materials, Inc.	39,400	596
* Computer Sciences Corp.	29,600	1,190
* Dell, Inc.	77,700	1,280

* eBay, Inc.		42,500	951
Intel Corp.		48,500	908
Microsoft Corp.		103,500	2,762
Motorola, Inc.		91,700	655
Tyco Electronics, Ltd.		13,800	382
* Yahoo!, Inc.		73,500	1,272

Total			11,964

Materials (5.8%)
Alcoa, Inc.		51,500	1,163
E.I. du Pont de Nemours and Co.		44,800	1,805
International Flavors & Fragrances, Inc.		40,800	1,610
International Paper Co.		102,600	2,687
MeadWestvaco Corp.		45,600	1,063
Nucor Corp.		23,200	916
Vulcan Materials Co.		23,100	1,721

Total			10,965

Telecommunication Services (3.6%)
AT&T, Inc.		123,035	3,436
Qwest Communications International, Inc.		244,600	790
Sprint Nextel Corp.		132,800	810
Verizon Communications, Inc.		53,700	1,723

Total			6,759

Utilities (5.3%)
Duke Energy Corp.		72,400	1,262
Entergy Corp.		12,900	1,148
FirstEnergy Corp.		19,700	1,320
NiSource, Inc.		101,700	1,501
PG&E Corp.		24,300	910
Pinnacle West Capital Corp.		22,600	778
Progress Energy, Inc.		31,500	1,359
TECO Energy, Inc.		22,400	352
Xcel Energy, Inc.		65,500	1,309

Total			9,939

Total Common Stocks (Cost: $217,051)			181,052

Foreign Common Stocks (0.2%)
Consumer Discretionary (0.2%)
WPP Group PLC	United Kingdom	28,500	231

Total			231

Financial (0.0%)
* UBS AG	Switzerland	3,700	64

Total			64

Total Foreign Common Stocks (Cost: $323)			295

Convertible Corporate Bonds (0.1%)
Automobiles And Other Motor Vehicles (0.1%)
Ford Motor Co., 4.25%, 12/15/36		247,000	163

Total Convertible Corporate Bonds (Cost: $247)		163

Preferred Stocks (0.0%)
Federal Government & Agencies (0.0%)
Federal National Mortgage Association, 8.75%, 5/13/11	27,600	69

Total Preferred Stocks (Cost: $1,207)		69

Money Market Investments (3.8%)
Other Holdings (3.8%)
Reserve Investment Fund	7,248,167	7,248

Total Money Market Investments (Cost: $7,248)		7,248

Total Investments (100.1%) (Cost $226,076)(a)		188,827

Other Assets, Less Liabilities (-0.1%)		(205)

Net Assets (100.0%)		188,622

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $226,076 and the net unrealized depreciation of investments based on that cost was $37,249 which is comprised of $7,787 aggregate gross unrealized appreciation and $45,036 aggregate gross unrealized depreciation.

(l)	As of September 30, 2008 portfolio securities with an aggregate market value of $295 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(p)	Restricted securities (excluding 144A issues) at September 30, 2008:

Description	Acquisition Date	Cost (000’s)	Market Value (000’s)	Market Value as a Percent of Net Assets
Merrill Lynch & Co., Inc.	7/29/08	$900	$781	0.41%

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$187,588	$—
Level 2 – Other significant observable inputs	1,239	—
Level 3 – Significant unobservable inputs	—	—

Total	188,827	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. On September 30, 2008, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Mid Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Common Stocks (93.3%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.7%)
* Collective Brands, Inc.	865,200	15,842
DeVry, Inc.	426,600	21,134
* Dollar Tree, Inc.	531,000	19,307
* Focus Media Holding, Ltd., ADR	610,200	17,397
* GameStop Corp. - Class A	710,500	24,305
* Jack in the Box, Inc.	526,600	11,111
* O’Reilly Automotive, Inc.	255,460	6,839
* Urban Outfitters, Inc.	407,300	12,981

Total		128,916

Consumer Staples (0.7%)
* Bare Escentuals, Inc.	599,200	6,513

Total		6,513

Energy (9.6%)
* Cameron International Corp.	541,800	20,881
Diamond Offshore Drilling, Inc.	154,700	15,943
* National-Oilwell Varco, Inc.	215,800	10,840
Range Resources Corp.	320,200	13,727
* SandRidge Energy, Inc.	274,300	5,376
Smith International, Inc.	210,200	12,326
* Southwestern Energy Co.	374,300	11,431

Total		90,524

Financials (8.5%)
Assured Guaranty, Ltd.	351,600	5,717
* IntercontinentalExchange, Inc.	57,283	4,622
* Investment Technology Group, Inc.	356,340	10,843
MBIA, Inc.	574,700	6,839
Northern Trust Corp.	252,388	18,222
Raymond James Financial, Inc.	557,600	18,390
SEI Investments Co.	346,200	7,686
Synovus Financial Corp.	675,400	6,990
T. Rowe Price Group, Inc.	13,000	698

Total		80,007

Health Care (15.3%)
* Celgene Corp.	254,900	16,130
* Cerner Corp.	214,500	9,575
* Charles River Laboratories International, Inc.	248,300	13,788
* DaVita, Inc.	350,500	19,982
* Express Scripts, Inc.	264,800	19,548
* Immucor, Inc.	775,649	24,790
* Intuitive Surgical, Inc.	38,000	9,157
Mentor Corp.	135,300	3,228
* Psychiatric Solutions, Inc.	735,781	27,924

Total		144,122

Industrials (16.0%)
C.H. Robinson Worldwide, Inc.	327,800	16,705
* Corrections Corp. of America	970,800	24,123
Cummins, Inc.	80,300	3,511
Expeditors International of Washington, Inc.	305,460	10,642
* Foster Wheeler, Ltd.	158,400	5,720
Harsco Corp.	346,700	12,894
J.B. Hunt Transport Services, Inc.	445,600	14,870
Knight Transportation, Inc.	595,500	10,106
L-3 Communications Holdings, Inc.	95,700	9,409
MSC Industrial Direct Co., Inc. - Class A	132,900	6,123
Ritchie Bros. Auctioneers, Inc.	407,900	9,529
* Spirit AeroSystems Holdings, Inc. - Class A	596,500	9,586
* Stericycle, Inc.	299,000	17,614

Total		150,832

Information Technology (23.9%)
* Activision Blizzard, Inc.	1,001,220	15,449
* Alliance Data Systems Corp.	342,900	21,733
Amphenol Corp. - Class A	436,700	17,529
* Citrix Systems, Inc.	286,800	7,245
* Cognizant Technology Solutions Corp. - Class A	418,600	9,557
FactSet Research Systems, Inc.	256,900	13,423
Global Payments, Inc.	471,800	21,165
Intersil Corp. - Class A	889,800	14,753
KLA-Tencor Corp.	385,180	12,191
* McAfee, Inc.	464,300	15,768
* Mettler-Toledo International, Inc.	195,900	19,198
Microchip Technology, Inc.	564,995	16,628
* NeuStar, Inc. - Class A	499,400	9,933
* Varian Semiconductor Equipment Associates, Inc.	511,800	12,856
* VeriFone Holdings, Inc.	573,600	9,487
Western Union Co.	287,800	7,100

Total		224,015

Materials (3.4%)
* Owens-Illinois, Inc.	408,400	12,007
Praxair, Inc.	196,040	14,063
Titanium Metals Corp.	551,900	6,259

Total		32,329

Other Holdings (0.8%)
SPDR Metals & Mining ETF	156,800	7,365

Total		7,365

Utilities (1.4%)
Equitable Resources, Inc.	361,000	13,241

Total		13,241

Total Common Stocks (Cost: $929,640)		877,864

Money Market Investments (6.4%)
Energy (1.1%)
Sempra Global, 6.20%, 10/9/08	10,000,000	9,986

Total		9,986

Federal Government & Agencies (0.1%)
Federal Home Loan Bank, 2.38%, 10/31/08	1,000,000	998

Total		998

Finance Services (3.0%)
Alpine Securitization Corp., 6.50%, 10/1/08	15,000,000	15,001
(b) Barton Capital LLC, 6.25%, 10/1/08	14,200,000	14,200

Total		29,201

Oil & Gas Exploration Services (1.1%)
Marathon Oil Corp., 6.50%, 10/8/08	10,000,000	9,987

Total		9,987

Short Term Business Credit (1.1%)
Sheffield Receivables, 2.60%, 10/8/08	10,000,000	9,995

Total		9,995

Total Money Market Investments (Cost: $60,167)		60,167

Total Investments (99.7%) (Cost $989,807)(a)		938,031

Other Assets, Less Liabilities (0.3%)		2,612

Net Assets (100.0%)		940,643

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $989,807 and the net unrealized depreciation of investments based on that cost was $51,776 which is comprised of $82,121 aggregate gross unrealized appreciation and $133,897 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	38	12/08	$(380)
(Total Notional Value at September 30, 2008, $14,256)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$877,864	$(380)
Level 2 – Other significant observable inputs	60,167	—
Level 3 – Significant unobservable inputs	—	—

Total	938,031	(380)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (12.5%)
* 99 Cents Only Stores	20,133	221
Advance Auto Parts, Inc.	41,000	1,626
* Aeropostale, Inc.	28,650	920
American Eagle Outfitters, Inc.	88,150	1,344
American Greetings Corp. - Class A	20,900	320
* AnnTaylor Stores Corp.	24,450	505
ArvinMeritor, Inc.	31,550	411
Barnes & Noble, Inc.	15,800	412
Belo Corp. - Class A	37,600	224
Blyth, Inc.	10,400	118
Bob Evans Farms, Inc.	13,200	360
Borders Group, Inc.	25,700	169
BorgWarner, Inc.	49,800	1,632
Boyd Gaming Corp.	24,400	228
Brinker International, Inc.	43,375	776
Callaway Golf Co.	27,700	390
* Career Education Corp.	31,500	515
* CarMax, Inc.	94,400	1,322
* Charming Shoppes, Inc.	48,700	238
* The Cheesecake Factory, Inc.	27,750	406
* Chico’s FAS, Inc.	75,600	414
* Chipotle Mexican Grill, Inc. - Class A	14,100	782
* Coldwater Creek, Inc.	20,200	117
* Collective Brands, Inc.	27,342	501
* Corinthian Colleges, Inc.	36,600	549
DeVry, Inc.	26,300	1,303
* Dick’s Sporting Goods, Inc.	36,300	711
* Dollar Tree, Inc.	38,700	1,407
* DreamWorks Animation SKG, Inc.	34,500	1,085
Entercom Communications Corp. - Class A	11,700	59
Foot Locker, Inc.	66,400	1,073
Furniture Brands International, Inc.	17,800	187
Gentex Corp.	60,800	869
Guess?, Inc.	25,800	898
* Hanesbrands, Inc.	40,200	874
Harte-Hanks, Inc.	16,250	169
* Hovnanian Enterprises, Inc. - Class A	21,700	173
International Speedway Corp. - Class A	12,100	471
* ITT Educational Services, Inc.	13,500	1,092
* J. Crew Group, Inc.	22,200	634
John Wiley & Sons, Inc. - Class A	18,500	748
* Lamar Advertising Co. - Class A	32,500	1,004
* Lear Corp.	33,100	348
* Life Time Fitness, Inc.	14,900	466
M.D.C. Holdings, Inc.	15,700	574
* Marvel Entertainment, Inc.	21,000	717
Matthews International Corp. - Class A	13,200	670
Media General, Inc. - Class A	9,700	121
Modine Manufacturing Co.	13,800	200
* Mohawk Industries, Inc.	24,000	1,617
* NetFlix, Inc.	18,500	571
* NVR, Inc.	2,300	1,316
* O’Reilly Automotive, Inc.	57,400	1,537
* Pacific Sunwear of California, Inc.	28,100	189
PetSmart, Inc.	54,200	1,339
Phillips-Van Heusen Corp.	22,000	834
* Priceline.com, Inc.	16,700	1,143
Regis Corp.	18,400	506
* Rent-A-Center, Inc.	28,600	637

Ross Stores, Inc.	56,300	2,072
The Ryland Group, Inc.	18,200	483
* Saks, Inc.	60,800	562
Scholastic Corp.	11,400	293
* Scientific Games Corp.- Class A	27,800	640
Service Corp. International	110,100	920
Sotheby’s	28,800	578
Strayer Education, Inc.	6,100	1,222
Thor Industries, Inc.	15,200	377
* The Timberland Co. - Class A	20,200	351
* Toll Brothers, Inc.	55,800	1,408
Tupperware Brands Corp.	26,600	735
* Under Armour, Inc.	15,600	495
* Urban Outfitters, Inc.	48,700	1,552
* Valassis Communications, Inc.	20,400	177
* The Warnaco Group, Inc.	19,700	892
Wendy’s/Arby’s Group, Inc.	184,100	968
Williams-Sonoma, Inc.	37,100	600

Total		54,367

Consumer Staples (3.5%)
Alberto-Culver Co.	36,200	986
* BJ’s Wholesale Club, Inc.	25,400	987
Church & Dwight Co., Inc.	28,550	1,772
Corn Products International, Inc.	31,901	1,030
* Energizer Holdings, Inc.	24,900	2,005
* Hansen Natural Corp.	31,600	956
Hormel Foods Corp.	30,000	1,088
The J.M. Smucker Co.	23,496	1,191
Lancaster Colony Corp.	8,600	324
* NBTY, Inc.	23,300	688
PepsiAmericas, Inc.	24,500	508
* Ralcorp Holdings, Inc.	24,100	1,625
Ruddick Corp.	16,700	542
* Smithfield Foods, Inc.	50,100	796
Tootsie Roll Industries, Inc.	11,057	320
Universal Corp.	10,900	535

Total		15,353

Energy (6.7%)
Arch Coal, Inc.	61,800	2,033
* Bill Barrett Corp.	15,800	507
Cimarex Energy Co.	35,600	1,741
* Denbury Resources, Inc.	105,700	2,013
* Encore Acquisition Co.	22,800	953
* Exterran Holdings, Inc.	28,202	901
* FMC Technologies, Inc.	54,538	2,539
* Forest Oil Corp.	38,400	1,905
Frontier Oil Corp.	44,500	820
* Helix Energy Solutions Group, Inc.	39,300	954
Helmerich & Payne, Inc.	45,100	1,948
* Newfield Exploration Co.	56,600	1,811
* Oceaneering International, Inc.	24,100	1,285
Overseas Shipholding Group, Inc.	11,600	676
* Patriot Coal Corp.	27,100	787
Patterson-UTI Energy, Inc.	67,100	1,343
* Plains Exploration & Production Co.	46,066	1,620
* Pride International, Inc.	74,100	2,194
* Quicksilver Resources, Inc.	48,500	952
* Superior Energy Services, Inc.	34,600	1,077
Tidewater, Inc.	22,100	1,223

Total		29,282

Financials (17.5%)
* Affiliated Managers Group, Inc.	17,500	1,450
Alexandria Real Estate Equities, Inc.	13,800	1,553
AMB Property Corp.	42,000	1,903
American Financial Group, Inc.	32,050	945
* AmeriCredit Corp.	49,800	504
Apollo Investment Corp.	60,851	1,038
Arthur J. Gallagher & Co.	40,000	1,026
Associated Banc-Corp.	54,563	1,089
Astoria Financial Corp.	34,500	715
BancorpSouth, Inc.	32,200	906
Bank of Hawaii Corp.	20,500	1,096
BRE Properties, Inc.	21,900	1,073
Brown & Brown, Inc.	49,400	1,068
Camden Property Trust	22,800	1,046
Cathay General Bancorp	21,200	505
City National Corp.	17,200	934
The Colonial BancGroup, Inc.	86,500	680
Commerce Bancshares, Inc.	26,800	1,244
Cousins Properties, Inc.	18,700	472
Cullen/Frost Bankers, Inc.	25,300	1,518
Duke Realty Corp.	62,900	1,546
Eaton Vance Corp.	49,700	1,751
Equity One, Inc.	13,600	279
Essex Property Trust, Inc.	10,900	1,290
Everest Re Group, Ltd.	26,400	2,284
Federal Realty Investment Trust	25,200	2,157
Fidelity National Financial, Inc. - Class A	90,591	1,332
First American Corp.	39,700	1,171
First Niagara Financial Group, Inc.	47,000	740
FirstMerit Corp.	34,600	727
The Hanover Insurance Group, Inc.	21,800	992
HCC Insurance Holdings, Inc.	49,150	1,327
Health Care REIT, Inc.	43,600	2,321
Highwoods Properties, Inc.	27,000	960
Horace Mann Educators Corp.	16,700	215
Hospitality Properties Trust	40,200	825
Jefferies Group, Inc.	51,400	1,151
Jones Lang LaSalle, Inc.	17,300	752
Liberty Property Trust	40,000	1,506
The Macerich Co.	32,000	2,037
Mack-Cali Realty Corp.	28,200	955
Mercury General Corp.	15,200	832
Nationwide Health Properties, Inc.	41,400	1,490
New York Community Bancorp, Inc.	147,121	2,470
Old Republic International Corp.	98,775	1,259
PacWest Bancorp	10,500	300
* Philadelphia Consolidated Holding Corp.	24,800	1,453
The PMI Group, Inc.	29,700	88
Potlatch Corp.	16,947	786
Protective Life Corp.	29,900	852
Raymond James Financial, Inc.	41,125	1,356
Rayonier, Inc.	33,666	1,594
Realty Income Corp.	43,400	1,111
Regency Centers Corp.	30,000	2,001
SEI Investments Co.	57,400	1,274
StanCorp Financial Group, Inc.	20,900	1,087
* SVB Financial Group	13,900	805
Synovus Financial Corp.	120,200	1,244
TCF Financial Corp.	49,400	889
UDR, Inc.	54,800	1,433
Unitrin, Inc.	21,200	529
W.R. Berkley Corp.	59,950	1,412
Waddell & Reed Financial, Inc. - Class A	36,700	908
Washington Federal, Inc.	37,665	695
Webster Financial Corp.	22,500	568
Weingarten Realty Investors	32,000	1,141
Westamerica Bancorporation	12,400	713
Wilmington Trust Corp.	28,800	830

Total		76,203

Health Care (11.0%)
* Advanced Medical Optics, Inc.	22,312	397
* Affymetrix, Inc.	30,100	233
* Apria Healthcare Group, Inc.	18,800	343
Beckman Coulter, Inc.	26,600	1,888
* Cephalon, Inc.	29,100	2,255
* Cerner Corp.	29,100	1,299
* Charles River Laboratories International, Inc.	29,000	1,610
* Community Health Systems, Inc.	41,100	1,205
* Covance, Inc.	27,000	2,387
DENTSPLY International, Inc.	63,700	2,391
* Edwards Lifesciences Corp.	24,100	1,392
* Endo Pharmaceuticals Holdings, Inc.	51,500	1,030
* Gen-Probe, Inc.	23,200	1,231
* Health Management Associates, Inc. - Class A	104,600	435
* Health Net, Inc.	46,000	1,086
* Henry Schein, Inc.	38,300	2,062
Hill-Rom Holdings, Inc.	26,800	812
* Hologic, Inc.	109,700	2,121
* IDEXX Laboratories, Inc.	25,500	1,397
* Invitrogen Corp.	39,500	1,493
* Kindred Healthcare, Inc.	12,800	353
* Kinetic Concepts, Inc.	24,200	692
* LifePoint Hospitals, Inc.	22,800	733
* Lincare Holdings, Inc.	31,400	945
Medicis Pharmaceutical Corp. - Class A	24,300	362
Omnicare, Inc.	44,500	1,280
PDL BioPharma, Inc.	51,100	476
Perrigo Co.	33,200	1,277
Pharmaceutical Product Development, Inc.	51,000	2,109
* Psychiatric Solutions, Inc.	23,800	903
* ResMed, Inc.	32,400	1,393
* Sepracor, Inc.	46,600	853
STERIS Corp.	25,300	951
* Techne Corp.	16,600	1,197
* United Therapeutics Corp.	9,800	1,031
Universal Health Services, Inc. - Class B	21,800	1,221
* Valeant Pharmaceuticals International	37,700	772
* Varian, Inc.	12,600	541
* VCA Antech, Inc.	36,100	1,064
* Vertex Pharmaceuticals, Inc.	63,800	2,121
* WellCare Health Plans, Inc.	17,900	644

Total		47,985

Industrials (14.3%)
* AGCO Corp.	39,300	1,675
* AirTran Holdings, Inc.	50,100	122
* Alaska Air Group, Inc.	15,400	314
Alexander & Baldwin, Inc.	17,700	779
* Alliant Techsystems, Inc.	14,100	1,325
AMETEK, Inc.	45,650	1,861
* Avis Budget Group, Inc.	43,370	249
* BE Aerospace, Inc.	42,400	671
The Brink’s Co.	18,100	1,104
Carlisle Companies, Inc.	26,100	782
Con-way, Inc.	19,600	865
* Copart, Inc.	28,000	1,064
The Corporate Executive Board Co.	14,600	456
* Corrections Corp. of America	53,700	1,334
Crane Co.	20,700	615
Deluxe Corp.	22,100	318
Donaldson Co., Inc.	33,700	1,412
DRS Technologies, Inc.	17,800	1,366

The Dun & Bradstreet Corp.	23,400	2,209
* Dycom Industries, Inc.	16,900	220
Federal Signal Corp.	20,300	278
Flowserve Corp.	24,600	2,184
GATX Corp.	20,900	827
Graco, Inc.	25,700	915
Granite Construction, Inc.	14,100	505
Harsco Corp.	36,100	1,343
Herman Miller, Inc.	23,800	582
HNI Corp.	18,900	479
Hubbell, Inc. - Class B	24,100	845
IDEX Corp.	35,380	1,097
J.B. Hunt Transport Services, Inc.	35,000	1,168
* JetBlue Airways Corp.	78,325	388
Joy Global, Inc.	46,150	2,083
* Kansas City Southern	38,900	1,726
KBR, Inc.	72,700	1,110
Kelly Services, Inc. - Class A	11,800	225
Kennametal, Inc.	32,800	890
* Korn/Ferry International	20,400	364
Lincoln Electric Holdings, Inc.	18,300	1,177
Manpower, Inc.	34,000	1,467
Mine Safety Appliances Co.	12,700	484
* MPS Group, Inc.	39,800	401
MSC Industrial Direct Co., Inc. - Class A	19,400	894
* Navigant Consulting, Inc.	19,900	396
Nordson Corp.	14,600	717
Oshkosh Corp.	31,900	420
Pentair, Inc.	42,400	1,466
* Quanta Services, Inc.	75,100	2,028
Republic Services, Inc.	66,200	1,985
Rollins, Inc.	17,687	336
Roper Industries, Inc.	38,400	2,188
* The Shaw Group, Inc.	35,700	1,097
SPX Corp.	23,200	1,786
* Stericycle, Inc.	36,600	2,156
Teleflex, Inc.	17,000	1,079
* Thomas & Betts Corp.	24,700	965
The Timken Co.	36,400	1,032
Trinity Industries, Inc.	34,950	899
* United Rentals, Inc.	25,423	387
* URS Corp.	36,200	1,327
Wabtec Corp.	20,700	1,060
Werner Enterprises, Inc.	18,250	396
* YRC Worldwide, Inc.	24,500	293

Total		62,186

Information Technology (11.9%)
* 3Com Corp.	173,500	404
* ACI Worldwide, Inc.	14,700	258
Acxiom Corp.	28,902	362
* ADC Telecommunications, Inc.	50,400	426
ADTRAN, Inc.	23,900	466
* Advent Software, Inc.	7,100	250
* Alliance Data Systems Corp.	28,800	1,825
* ANSYS, Inc.	38,100	1,443
* Arrow Electronics, Inc.	51,200	1,342
* Atmel Corp.	191,100	648
* Avnet, Inc.	64,400	1,586
* Avocent Corp.	19,200	393
Broadridge Financial Solutions, Inc.	60,200	926
* Cadence Design Systems, Inc.	111,400	753
* CommScope, Inc.	30,077	1,042
* Cree, Inc.	37,700	859
Diebold, Inc.	28,200	934
* Digital River, Inc.	15,800	512
* DST Systems, Inc.	18,300	1,025

* F5 Networks, Inc.	34,500	807
FactSet Research Systems, Inc.	18,300	956
Fair Isaac Corp.	20,700	477
* Fairchild Semiconductor International, Inc.	53,500	476
* FLIR Systems, Inc.	59,600	2,289
* Foundry Networks, Inc.	63,000	1,147
* Gartner, Inc.	25,300	574
Global Payments, Inc.	34,200	1,534
Imation Corp.	12,900	291
* Ingram Micro, Inc. - Class A	71,000	1,141
* Integrated Device Technology, Inc.	72,730	566
* International Rectifier Corp.	31,200	593
Intersil Corp. - Class A	53,000	879
Jack Henry & Associates, Inc.	36,900	750
* Lam Research Corp.	53,700	1,691
Lender Processing Services, Inc.	35,700	1,090
* Macrovision Solutions Corp.	35,700	549
* McAfee, Inc.	64,800	2,200
* Mentor Graphics Corp.	39,500	448
* Metavante Technologies, Inc.	38,400	740
National Instruments Corp.	24,250	729
* NCR Corp.	70,100	1,546
* NeuStar, Inc. - Class A	33,700	670
* Palm, Inc.	46,500	278
* Parametric Technology Corp.	49,400	909
Plantronics, Inc.	20,900	471
* Polycom, Inc.	36,400	842
* RF Micro Devices, Inc.	111,700	326
* SAIC, Inc.	82,400	1,667
* Semtech Corp.	26,400	369
* Silicon Laboratories, Inc.	20,500	629
* SRA International, Inc. - Class A	18,200	412
* Sybase, Inc.	34,423	1,054
* Synopsys, Inc.	61,700	1,231
* Tech Data Corp.	21,600	645
* Trimble Navigation, Ltd.	51,800	1,340
* ValueClick, Inc.	37,100	380
* Vishay Intertechnology, Inc.	79,787	528
* Western Digital Corp.	94,800	2,020
* Wind River Systems, Inc.	29,700	297
* Zebra Technologies Corp. - Class A	27,900	777

Total		51,772

Materials (6.3%)
Airgas, Inc.	35,300	1,753
Albemarle Corp.	39,100	1,206
AptarGroup, Inc.	29,100	1,138
Cabot Corp.	27,500	874
Carpenter Technology Corp.	19,000	487
Chemtura Corp.	103,763	473
Cleveland-Cliffs, Inc.	45,700	2,420
Commercial Metals Co.	49,000	828
Cytec Industries, Inc.	20,400	794
Ferro Corp.	18,700	376
FMC Corp.	32,000	1,644
Grief, Inc. - Class A	14,600	958
Louisiana-Pacific Corp.	38,900	362
The Lubrizol Corp.	29,000	1,251
Martin Marietta Materials, Inc.	17,700	1,982
Minerals Technologies, Inc.	8,100	481
Olin Corp.	32,300	627
Packaging Corp. of America	44,400	1,029
Reliance Steel & Aluminum Co.	27,300	1,037
RPM International, Inc.	55,700	1,077
The Scotts Miracle-Gro Co. - Class A	18,500	437
Sensient Technologies Corp.	20,700	582
Sonoco Products Co.	42,600	1,264

Steel Dynamics, Inc.	76,400	1,306
Temple-Inland, Inc.	45,500	694
Terra Industries, Inc.	39,300	1,155
The Valspar Corp.	42,700	952
Worthington Industries, Inc.	25,600	382

Total		27,569

Telecommunication Services (0.4%)
* Cincinnati Bell, Inc.	100,900	312
Telephone and Data Systems, Inc.	45,600	1,630

Total		1,942

Utilities (7.1%)
AGL Resources, Inc.	32,800	1,029
Alliant Energy Corp.	47,300	1,524
Aqua America, Inc.	57,733	1,026
Black Hills Corp.	16,400	510
DPL, Inc.	48,600	1,205
Energen Corp.	30,700	1,390
Equitable Resources, Inc.	56,000	2,054
Great Plains Energy, Inc.	50,877	1,130
Hawaiian Electric Industries, Inc.	36,300	1,057
IDACORP, Inc.	19,400	564
MDU Resources Group, Inc.	78,500	2,278
National Fuel Gas Co.	34,900	1,472
Northeast Utilities	66,600	1,708
NSTAR	45,700	1,531
OGE Energy Corp.	39,500	1,220
ONEOK, Inc.	44,700	1,538
PNM Resources, Inc.	36,950	378
Puget Energy, Inc.	55,500	1,482
SCANA Corp.	50,100	1,950
Sierra Pacific Resources	100,281	961
Vectren Corp.	34,700	966
Westar Energy, Inc.	46,300	1,067
WGL Holdings, Inc.	21,400	694
Wisconsin Energy Corp.	50,100	2,249

Total		30,983

Total Common Stocks (Cost: $405,214)		397,642

Money Market Investments (7.9%)
Energy (2.3%)
Sempra Global, 6.20%, 10/9/08	10,000,000	9,986

Total		9,986

Federal Government & Agencies (0.7%)
Federal Home Loan Bank, 2.38%, 10/31/08	3,200,000	3,194

Total		3,194

Finance Services (2.6%)
(b) Alpine Securitization Corp., 6.50%, 10/1/08	5,000,000	5,000
Barton Capital LLC, 6.25%, 10/1/08	6,500,000	6,500

Total		11,500

Oil & Gas Exploration Services (2.3%)
Marathon Oil Corp., 6.50%, 10/8/08	10,000,000	9,987

Total		9,987

Total Money Market Investments (Cost: $34,667)		34,667

Total Investments (99.1%) (Cost $439,881)(a)		432,309

Other Assets, Less Liabilities (0.9%)		4,010

Net Assets (100.0%)		436,319

*	Non-Income Producing

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $439,881 and the net unrealized depreciation of investments based on that cost was $7,572 which is comprised of $65,012 aggregate gross unrealized appreciation and $72,584 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	104	12/08	$(1,117)
(Total Notional Value at September 30, 2008, $39,092)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$397,642	$(1,117)
Level 2 – Other significant observable inputs	34,667	—
Level 3 – Significant unobservable inputs	—	—

Total	432,309	(1,117)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Mid Cap Value Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.5%)
ArvinMeritor, Inc.	98,100	1,279
Autoliv, Inc.	10,300	348
* AutoNation, Inc.	57,003	641
Boyd Gaming Corp.	72,900	682
Brunswick Corp.	82,900	1,060
Callaway Golf Co.	76,900	1,082
Dillard’s, Inc. - Class A	24,000	283
Foot Locker, Inc.	40,200	650
Furniture Brands International, Inc.	60,100	632
Gannett Co., Inc.	30,100	509
Jones Apparel Group, Inc.	35,000	648
KB Home	10,000	197
The Men’s Wearhouse, Inc.	54,900	1,166
Thor Industries, Inc.	54,400	1,351
* TRW Automotive Holdings Corp.	59,800	951

Total		11,479

Consumer Staples (7.8%)
Corn Products International, Inc.	9,800	316
Del Monte Foods Co.	159,400	1,243
Ruddick Corp.	58,200	1,890
* Smithfield Foods, Inc.	67,700	1,075
SUPERVALU, Inc.	45,050	978
Tyson Foods, Inc. - Class A	68,800	821
Universal Corp.	29,200	1,433

Total		7,756

Energy (3.5%)
Cimarex Energy Co.	22,800	1,115
Helmerich & Payne, Inc.	23,700	1,024
* Oil States International, Inc.	25,700	908
Rowan Companies, Inc.	14,000	428

Total		3,475

Financials (27.4%)
Alexandria Real Estate Equities, Inc.	7,600	855
* Arch Capital Group, Ltd.	28,000	2,044
Aspen Insurance Holdings, Ltd.	61,300	1,686
Astoria Financial Corp.	39,350	816
Central Pacific Financial Corp.	47,700	802
Digital Realty Trust, Inc.	27,200	1,285
Fidelity National Financial, Inc. - Class A	70,500	1,036
First Niagara Financial Group, Inc.	73,600	1,159
Home Properties, Inc.	19,000	1,101
Mid-America Apartment Communities, Inc.	12,100	595
Old Republic International Corp.	72,300	922
PartnerRe, Ltd.	3,600	245
Platinum Underwriters Holdings, Ltd.	55,400	1,966
Popular, Inc.	50,200	416
Provident Financial Services, Inc.	86,700	1,431
RenaissanceRe Holdings, Ltd.	10,100	525

The South Financial Group, Inc.	85,600	627
StanCorp Financial Group, Inc.	28,600	1,487
Strategic Hotels & Resorts, Inc.	13,200	100
Sunstone Hotel Investors, Inc.	40,800	551
Susquehanna Bancshares, Inc.	29,550	577
Synovus Financial Corp.	98,500	1,019
Tanger Factory Outlet Centers, Inc.	18,900	828
Taubman Centers, Inc.	11,500	575
Trustmark Corp.	61,901	1,284
Washington Federal, Inc.	58,800	1,085
Webster Financial Corp.	59,400	1,500
Whitney Holding Corp.	36,350	881

Total		27,398

Health Care (5.6%)
* AMERIGROUP Corp.	42,700	1,078
* Apria Healthcare Group, Inc.	34,800	635
* LifePoint Hospitals, Inc.	28,600	919
* Molina Healthcare, Inc.	42,938	1,331
Omnicare, Inc.	21,600	621
Universal Health Services, Inc. - Class B	18,200	1,020

Total		5,604

Industrials (16.9%)
Acuity Brands, Inc.	18,500	773
* AGCO Corp.	8,500	362
* Alaska Air Group, Inc.	33,000	673
Arkansas Best Corp.	22,800	768
* Avis Budget Group, Inc.	82,700	475
Briggs & Stratton Corp.	49,600	803
* Continental Airlines, Inc. - Class B	29,900	499
Con-way, Inc.	18,700	825
Cooper Industries, Ltd. - Class A	14,900	595
* EnerSys	52,200	1,029
GATX Corp.	29,600	1,171
Goodrich Corp.	10,200	424
* Hertz Global Holdings, Inc.	69,400	525
Kelly Services, Inc. - Class A	64,600	1,231
Mueller Industries, Inc.	44,400	1,022
Regal-Beloit Corp.	4,775	203
Ryder System, Inc.	27,200	1,685
SkyWest, Inc.	30,000	479
* Terex Corp.	39,500	1,206
* United Stationers, Inc.	25,900	1,239
Werner Enterprises, Inc.	42,400	921

Total		16,908

Information Technology (9.4%)
* Amkor Technology, Inc.	91,000	580
* Anixter International, Inc.	8,600	512
* Arrow Electronics, Inc.	36,100	946
* Benchmark Electronics, Inc.	32,900	463
* CommScope, Inc.	19,800	686
* Convergys Corp.	53,900	797
* Ingram Micro, Inc. - Class A	60,200	966
* Insight Enterprises, Inc.	63,900	857
* Lexmark International, Inc. - Class A	16,200	528
Siliconware Precision Industries Co., ADR	126,000	727
* Spansion, Inc. - Class A	64,000	99
* Tech Data Corp.	24,600	734
* Teradyne, Inc.	85,600	669
* Vishay Intertechnology, Inc.	66,400	440

* Zoran Corp.	52,400	428

Total		9,432

Materials (11.8%)
AptarGroup, Inc.	21,200	829
Arch Chemicals, Inc.	32,100	1,133
Ashland, Inc.	30,100	880
Chemtura Corp.	166,200	758
Commercial Metals Co.	47,100	796
Cytec Industries, Inc.	26,800	1,043
Methanex Corp.	28,800	573
* Owens-Illinois, Inc.	19,400	570
Quanex Building Products Corp.	32,400	494
Reliance Steel & Aluminum Co.	11,200	425
* Rockwood Holdings, Inc.	54,200	1,391
Silgan Holdings, Inc.	15,900	812
Sonoco Products Co.	17,900	531
Steel Dynamics, Inc.	25,200	431
Westlake Chemical Corp.	50,600	1,064

Total		11,730

Utilities (5.1%)
Allegheny Energy, Inc.	10,100	371
Atmos Energy Corp.	41,800	1,113
Northeast Utilities	52,300	1,342
Portland General Electric Co.	12,500	296
Puget Energy, Inc.	21,100	563
* Reliant Energy, Inc.	70,900	521
Wisconsin Energy Corp.	19,200	862

Total		5,068

Total Common Stocks (Cost: $117,145)		98,850

Money Market Investments (1.4%)
Finance Services (1.4%)
Alpine Securitization Corp., 6.50%, 10/1/08	1,400,000	1,400

Total Money Market Investments (Cost: $1,400)		1,400

Total Investments (100.4%) (Cost $118,545)(a)		100,250

Other Assets, Less Liabilities (-0.4%)		(420)

Net Assets (100.0%)		99,830

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $118,545 and the net unrealized depreciation of investments based on that cost was $18,295 which is comprised of $5,175 aggregate gross unrealized appreciation and $23,470 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$98,850	$—
Level 2 – Other significant observable inputs	1,400	—
Level 3 – Significant unobservable inputs	—	—

Total	100,250	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. On September 30, 2008, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Common Stocks (92.2%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.7%)
* Aeropostale, Inc.	147,900	4,749
* American Public Education, Inc.	105,900	5,113
* DG Fastchannel, Inc.	95,300	2,089
* Dolan Media Co.	76,500	772
* Dollar Tree, Inc.	166,400	6,050
* Jack in the Box, Inc.	119,400	2,519
* Life Time Fitness, Inc.	90,763	2,838
* LKQ Corp.	208,600	3,540
* Lumber Liquidators, Inc.	110,100	1,383
* New Oriental Education & Technology Group, Inc., ADR	66,790	4,291
PetSmart, Inc.	134,600	3,326
Phillips-Van Heusen Corp.	78,900	2,991
* The Warnaco Group, Inc.	81,900	3,709
* Zumiez, Inc.	127,000	2,093

Total		45,463

Consumer Staples (3.2%)
Alberto-Culver Co.	231,150	6,296
* Central European Distribution Corp.	96,005	4,360
Flowers Foods, Inc.	63,800	1,873

Total		12,529

Energy (7.6%)
* Arena Resources, Inc.	125,200	4,863
* Carrizo Oil & Gas, Inc.	85,900	3,116
* Contango Oil & Gas Co.	64,000	3,455
Core Laboratories N.V.	36,800	3,728
* EXCO Resources, Inc.	136,900	2,234
* ION Geophysical Corp.	254,300	3,609
* Oceaneering International, Inc.	54,500	2,906
* Petroleum Development Corp.	50,970	2,262
* T-3 Energy Services, Inc.	92,412	3,430

Total		29,603

Financials (6.0%)
Boston Private Financial Holdings, Inc.	370,900	3,242
Digital Realty Trust, Inc.	68,400	3,232
* Encore Bancshares, Inc.	73,059	1,315
* FCStone Group, Inc.	63,366	1,140
* Global Cash Access Holdings, Inc.	382,096	1,933
* Investment Technology Group, Inc.	121,200	3,688
* KBW, Inc.	155,142	5,110
MFA Mortgage Investments, Inc.	538,000	3,497

Total		23,157

Health Care (16.2%)
* athenahealth, Inc.	25,200	838
* BioMarin Pharmaceutical, Inc.	104,900	2,779
* Genoptix, Inc.	156,539	5,114

* ICON PLC, ADR	206,400	7,896
* Illumina, Inc.	138,700	5,622
* Masimo Corp.	194,832	7,248
Meridian Bioscience, Inc.	126,939	3,686
* NuVasive, Inc.	148,966	7,348
* Phase Forward, Inc.	224,168	4,687
* Psychiatric Solutions, Inc.	132,444	5,026
* Savient Pharmaceuticals, Inc.	135,800	2,025
* Thoratec Corp.	258,095	6,775
* United Therapeutics Corp.	35,700	3,755

Total		62,799

Industrials (20.4%)
* Aerovironment, Inc.	114,800	3,668
* Astronics Corp.	164,522	3,710
* Axsys Technologies, Inc.	61,883	3,647
Bucyrus International, Inc.	36,463	1,629
* Cornell Companies, Inc.	189,700	5,156
* Corrections Corp. of America	262,498	6,523
* Energy Recovery, Inc.	10,151	97
* Hill International, Inc.	276,600	3,831
* Hub Group, Inc. - Class A	165,100	6,216
* Huron Consulting Group, Inc.	54,500	3,105
Kaydon Corp.	42,209	1,902
Knight Transportation, Inc.	303,578	5,152
* Polypore International, Inc.	226,700	4,876
* Team, Inc.	204,677	7,394
* Titan Machinery, Inc.	284,500	5,920
* TransDigm Group, Inc.	160,200	5,484
Valmont Industries, Inc.	50,300	4,159
* VistaPrint, Ltd.	200,936	6,600

Total		79,069

Information Technology (21.0%)
* Advanced Energy Industries, Inc.	225,367	3,083
* Atheros Communications, Inc.	143,800	3,391
* Bankrate, Inc.	67,633	2,632
* Blackboard, Inc.	200,081	8,062
* comScore, Inc.	307,839	5,427
* Comtech Telecommunications Corp.	46,000	2,265
* Concur Technologies, Inc.	106,100	4,059
* CyberSource Corp.	190,700	3,072
* Diodes, Inc.	141,300	2,607
* F5 Networks, Inc.	158,700	3,710
* GT Solar International, Inc.	87,000	944
* IHS, Inc. - Class A	38,683	1,843
* Mellanox Technologies, Ltd.	258,201	2,667
* Netlogic Microsystems, Inc.	108,953	3,295
* NeuStar, Inc. - Class A	191,000	3,799
* Omniture, Inc.	120,419	2,211
* Rubicon Technology, Inc.	124,600	900
* Stanley, Inc.	147,500	5,445
* Switch and Data Facilities Co., Inc.	354,163	4,409
* Synchronoss Technologies, Inc.	260,206	2,449
* Taleo Corp. - Class A	95,024	1,890
* Tessera Technologies, Inc.	62,200	1,016
* TriQuint Semiconductor, Inc.	676,600	3,241
* VanceInfo Technologies, Inc., ADR	564,900	4,112
* Vocus, Inc.	132,700	4,506

Total		81,035

Materials (2.4%)

* Calgon Carbon Corp.	146,000	2,973
Silgan Holdings, Inc.	120,029	6,132

Total		9,105

Other Holdings (1.0%)
iShares Nasdaq Biotechnology Index Fund	18,400	1,497
SPDR KBW Regional Banking ETF	26,600	944
SPDR Metals & Mining ETF	33,409	1,570

Total		4,011

Telecommunication Services (1.1%)
* Centennial Communications Corp.	664,811	4,148

Total		4,148

Utilities (1.6%)
ITC Holdings Corp.	120,000	6,212

Total		6,212

Total Common Stocks (Cost: $387,769)		357,131

Money Market Investments (11.3%)
Energy (2.6%)
(b) Sempra Global, 6.20%, 10/9/08	10,000,000	9,986

Total		9,986

Federal Government & Agencies (0.9%)
Federal Home Loan Bank, 2.38%, 10/31/08	3,500,000	3,493

Total		3,493

Finance Services (2.6%)
Alpine Securitization Corp., 6.50%, 10/1/08	5,000,000	5,000
Barton Capital LLC, 6.25%, 10/1/08	5,100,000	5,100

Total		10,100

Miscellaneous Business Credit Institutions (2.6%)
Duke energy Corp., 6.00%, 10/3/08	10,000,000	9,997

Total		9,997

Oil & Gas Exploration Services (2.6%)
Marathon Oil Corp., 6.50%, 10/8/08	10,000,000	9,987

Total		9,987

Total Money Market Investments (Cost: $43,563)		43,563

Total Investments (103.5%) (Cost $431,332)(a)	400,694

Other Assets, Less Liabilities (-3.5%)	(13,613)

Net Assets (100.0%)	387,081

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $431,332 and the net unrealized depreciation of investments based on that cost was $30,638 which is comprised of $18,146 aggregate gross unrealized appreciation and $48,784 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Index Futures (Long)	70	12/08	$(1,198)
(Total Notional Value at September 30, 2008, $24,942)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$357,131	$(1,198)
Level 2 – Other significant observable inputs	43,563	—
Level 3 – Significant unobservable inputs	—	—

Total	400,694	(1,198)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Index 600 Stock Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Common Stocks (82.2%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.6%)
* 4Kids Entertainment, Inc.	558	4
A.H. Belo Corp. - Class A	830	4
Aaron Rents, Inc.	2,512	68
Arbitron, Inc.	1,250	56
Arctic Cat, Inc.	562	5
* ATC Technology Corp.	990	24
* Audiovox Corp. - Class A	872	8
Bassett Furniture Industries, Inc.	548	5
Big 5 Sporting Goods Corp.	1,015	10
* Blue Nile, Inc.	686	29
* Brightpoint, Inc.	2,423	17
Brown Shoe Co., Inc.	1,994	33
Brunswick Corp.	4,128	53
The Buckle, Inc.	736	41
* Buffalo Wild Wings, Inc.	840	34
* Cabela’s, Inc.	1,849	22
* California Pizza Kitchen, Inc.	1,152	15
The Cato Corp. - Class A	1,393	24
CBRL Group, Inc.	1,044	27
* CEC Entertainment, Inc.	1,067	35
* Champion Enterprises, Inc.	3,665	20
* Charlotte Russe Holding, Inc.	983	10
* The Children’s Place Retail Stores, Inc.	1,137	38
Christopher & Banks Corp.	1,669	13
CKE Restaurants, Inc.	2,471	26
* Coinstar, Inc.	1,330	43
CPI Corp.	214	2
* Crocs, Inc.	3,903	14
* Deckers Outdoor Corp.	615	64
DineEquity, Inc.	726	12
* The Dress Barn, Inc.	2,132	33
* Drew Industries, Inc.	922	16
The E.W. Scripps Co. - Class A	1,386	10
Ethan Allen Interiors, Inc.	1,353	38
The Finish Line, Inc. - Class A	2,584	26
* Fleetwood Enterprises, Inc.	3,593	4
* Fossil, Inc.	2,136	60
Fred’s, Inc. - Class A	1,882	27
* Genesco, Inc.	904	30
Group 1 Automotive, Inc.	1,096	24
* The Gymboree Corp.	1,366	48
Haverty Furniture Companies, Inc.	874	10
* Hibbett Sports, Inc.	1,341	27
Hillenbrand, Inc.	2,942	59
* Hot Topic, Inc.	2,062	14
* HSN, Inc.	1,839	20
* Iconix Brand Group, Inc.	2,723	36
* Interval Leisure Group, Inc.	1,839	19
* Jack in the Box, Inc.	2,672	56
* JAKKS Pacific, Inc.	1,292	32
* Jo-Ann Stores, Inc.	1,196	25
* Jos. A. Bank Clothiers, Inc.	857	29
K-Swiss, Inc. - Class A	1,263	22
Landry’s Restaurants, Inc.	586	9
La-Z-Boy, Inc.	2,445	23
Libbey, Inc.	694	6
Lithia Motors, Inc. - Class A	774	3
* Live Nation, Inc.	3,570	58
* LKQ Corp.	6,389	109

M/I Homes, Inc.	660	15
* Maidenform Brands, Inc.	880	13
The Marcus Corp.	994	16
* MarineMax, Inc.	868	6
The Men’s Wearhouse, Inc.	2,433	52
* Meritage Homes Corp.	1,446	36
* Midas, Inc.	661	9
Monaco Coach Corp.	1,405	3
* Monarch Casino & Resort, Inc.	539	6
Movado Group, Inc.	847	19
* Multimedia Games, Inc.	1,090	5
National Presto Industries, Inc.	226	17
* Nautilus, Inc.	1,085	5
NutriSystem, Inc.	1,389	25
O’Charley’s, Inc.	997	9
OfficeMax, Inc.	3,578	32
Oxford Industries, Inc.	643	17
* P.F. Chang’s China Bistro, Inc.	1,120	26
* Panera Bread Co. - Class A	1,435	73
* Papa John’s International, Inc.	1,020	28
* Peet’s Coffee & Tea, Inc.	562	16
The Pep Boys - Manny, Moe & Jack	2,088	13
* Perry Ellis International, Inc.	557	8
* PetMed Express, Inc.	1,117	18
* Pinnacle Entertainment, Inc.	2,825	21
Polaris Industries, Inc.	1,530	70
Pool Corp.	2,256	53
* Pre-Paid Legal Services, Inc.	362	15
* Quiksilver, Inc.	5,983	34
* Radio One, Inc. - Class D	3,690	3
* RC2 Corp.	810	16
* Red Robin Gourmet Burgers, Inc.	796	21
Ruby Tuesday, Inc.	2,487	14
* Russ Berrie and Co., Inc.	793	6
* Ruth’s Hospitality Group, Inc.	955	4
* Select Comfort Corp.	2,117	3
* Shuffle Master, Inc.	2,617	13
* Skechers U.S.A., Inc. - Class A	1,566	26
Skyline Corp.	320	8
Sonic Automotive, Inc. - Class A	1,322	11
* Sonic Corp.	2,843	41
Spartan Motors, Inc.	1,541	5
Stage Stores, Inc.	1,823	25
* Stamps.com, Inc.	722	8
Standard Motor Products, Inc.	551	3
* Standard Pacific Corp.	5,425	27
* The Steak n Shake Co.	1,347	12
Stein Mart, Inc.	1,187	5
* Sturm, Ruger & Co., Inc.	970	7
Superior Industries International, Inc.	1,093	21
* Texas Roadhouse, Inc. - Class A	2,477	22
* Ticketmaster	1,839	20
* Tractor Supply Co.	1,511	64
* True Religion Apparel, Inc.	862	22
* Tuesday Morning Corp.	1,419	6
* Tween Brands, Inc.	1,167	11
UniFirst Corp.	674	29
* Universal Electronics, Inc.	656	16
* Universal Technical Institute, Inc.	1,017	17
* Volcom, Inc.	746	13
Winnebago Industries, Inc.	1,370	18
* WMS Industries, Inc.	2,363	72
Wolverine World Wide, Inc.	2,308	61
* Zale Corp.	1,665	42
* Zumiez, Inc.	942	16

Total		2,997

Consumer Staples (3.3%)
* Alliance One International, Inc.	4,188	16
The Andersons, Inc.	853	30
* The Boston Beer Co., Inc. - Class A	470	22
Casey’s General Stores, Inc.	2,392	72
* Central Garden & Pet Co. - Class A	3,351	20
* Chattem, Inc.	884	69
* Darling International, Inc.	3,857	43
Flowers Foods, Inc.	3,772	112
* The Great Atlantic & Pacific Tea Co., Inc.	1,423	15
* Green Mountain Coffee Roasters, Inc.	822	32
* The Hain Celestial Group, Inc.	1,892	52
J & J Snack Foods Corp.	669	23
Lance, Inc.	1,483	34
Longs Drug Stores Corp.	1,367	103
Mannatech, Inc.	736	3
Nash Finch Co.	602	26
Sanderson Farms, Inc.	822	30
Spartan Stores, Inc.	1,040	26
* Spectrum Brands, Inc.	1,848	3
* TreeHouse Foods, Inc.	1,482	44
* United Natural Foods, Inc.	2,020	50
WD-40 Co.	775	28

Total		853

Energy (5.3%)
* Atwood Oceanics, Inc.	2,625	96
* Basic Energy Services, Inc.	1,091	23
Bristow Group, Inc.	1,371	46
CARBO Ceramics, Inc.	962	50
* Dril-Quip, Inc.	1,439	62
Gulf Island Fabrication, Inc.	673	23
* Hornbeck Offshore Services, Inc.	1,084	42
* ION Geophysical Corp.	4,047	57
Lufkin Industries, Inc.	701	56
* Matrix Service Co.	1,228	23
* NATCO Group, Inc. - Class A	951	38
Penn Virginia Corp.	1,971	105
* Petroleum Development Corp.	700	31
* PetroQuest Energy, Inc.	2,044	31
* Pioneer Drilling Co.	2,346	31
* SEACOR Holdings, Inc.	982	78
Southern Union Co.	5,844	122
St. Mary Land & Exploration Co.	2,930	104
* Stone Energy Corp.	1,628	69
* Superior Well Services, Inc.	778	20
* Swift Energy Co.	1,453	56
* TETRA Technologies, Inc.	3,524	49
* Unit Corp.	2,226	111
World Fuel Services Corp.	1,379	32

Total		1,355

Financials (15.5%)
Acadia Realty Trust	1,524	39
Anchor BanCorp Wisconsin, Inc.	850	6
Bank Mutual Corp.	2,272	26
BankAtlantic Bancorp, Inc. - Class A	369	3
BioMed Realty Trust, Inc.	3,379	89
Boston Private Financial Holdings, Inc.	2,698	24
Brookline Bancorp, Inc.	2,750	35
Cascade Bancorp	1,323	12
Cash America International, Inc.	1,370	49
Cedar Shopping Centers, Inc.	2,096	28
Central Pacific Financial Corp.	1,353	23
Colonial Properties Trust	2,256	42

Columbia Banking System, Inc.	855	15
Community Bank System, Inc.	1,410	35
Corus Bankshares, Inc.	1,468	6
Delphi Financial Group, Inc. - Class A	1,944	55
DiamondRock Hospitality Co.	4,343	40
Dime Community Bancshares	1,240	19
East West Bancorp, Inc.	2,990	41
EastGroup Properties, Inc.	1,180	57
Entertainment Properties Trust	1,548	85
Extra Space Storage, Inc.	3,861	59
Financial Federal Corp.	1,202	28
First BanCorp.	3,574	40
* First Cash Financial Services, Inc.	1,212	18
First Commonwealth Financial Corp.	3,038	41
First Financial Bancorp.	1,501	22
First Financial Bankshares, Inc.	980	51
First Midwest Bancorp, Inc.	2,289	55
* FirstFed Financial Corp.	561	4
Flagstar Bancorp, Inc.	2,386	7
* Forestar Real Estate Group, Inc.	1,681	25
Frontier Financial Corp.	2,215	30
Glacier Bancorp, Inc.	2,544	63
Greenhill & Co., Inc.	824	61
* Guaranty Financial Group, Inc.	2,101	8
Hancock Holding Co.	1,110	57
Hanmi Financial Corp.	1,752	9
Hilb Rogal and Hobbs Co.	1,655	77
Home Properties, Inc.	1,504	87
Independent Bank Corp.	900	6
Infinity Property & Casualty Corp.	721	30
Inland Real Estate Corp.	2,711	43
* Investment Technology Group, Inc.	2,054	63
Irwin Financial Corp.	895	4
Kilroy Realty Corp.	1,538	74
Kite Realty Group Trust	1,374	15
* LaBranche & Co., Inc.	2,541	11
LandAmerica Financial Group, Inc.	729	18
LaSalle Hotel Properties	1,906	44
Lexington Realty Trust	3,044	52
LTC Properties, Inc.	1,088	32
Medical Properties Trust, Inc.	3,126	35
Mid-America Apartment Communities, Inc.	1,296	64
Nara Bancorp, Inc.	1,050	12
National Financial Partners Corp.	1,871	28
National Penn Bancshares, Inc.	3,753	55
National Retail Properties, Inc.	3,486	83
* The Navigators Group, Inc.	625	36
Old National Bancorp	3,119	62
optionsXpress Holdings, Inc.	2,009	39
Parkway Properties, Inc.	720	27
Pennsylvania Real Estate Investment Trust	1,874	35
* Piper Jaffray Companies, Inc.	743	32
* Portfolio Recovery Associates, Inc.	724	35
Presidential Life Corp.	1,017	16
PrivateBancorp, Inc.	1,288	54
* ProAssurance Corp.	1,578	88
Prosperity Bancshares, Inc.	1,931	66
Provident Bankshares Corp.	1,563	15
PS Business Parks, Inc.	703	40
* Rewards Network, Inc.	1,271	6
RLI Corp.	835	52
Safety Insurance Group, Inc.	767	29
Selective Insurance Group, Inc.	2,482	57
Senior Housing Properties Trust	5,394	128
* Signature Bank	1,625	57
The South Financial Group, Inc.	3,431	25
Sovran Self Storage, Inc.	1,034	46
Sterling Bancorp	848	12
Sterling Bancshares, Inc.	3,448	36
Sterling Financial Corp.	2,453	36

Stewart Information Services Corp.	855	25
* Stifel Financial Corp.	1,121	56
Susquehanna Bancshares, Inc.	4,054	79
SWS Group, Inc.	1,293	26
Tanger Factory Outlet Centers, Inc.	1,490	65
Tower Group, Inc.	956	23
* TradeStation Group, Inc.	1,516	14
TrustCo Bank Corp. NY	3,574	42
UCBH Holdings, Inc.	5,205	33
UMB Financial Corp.	1,388	73
Umpqua Holdings Corp.	2,831	42
United Bankshares, Inc.	1,774	62
United Community Banks, Inc.	1,901	25
United Fire & Casualty Co.	1,060	30
Urstadt Biddle Properties	951	18
Whitney Holding Corp.	3,014	73
Wilshire Bancorp, Inc.	914	11
Wintrust Financial Corp.	1,114	33
* World Acceptance Corp.	771	28
Zenith National Insurance Corp.	1,755	64

Total		3,991

Health Care (11.0%)
* Abaxis, Inc.	1,026	20
* Air Methods Corp.	507	14
* Allscripts Healthcare Solutions, Inc.	2,701	34
* Alpharma, Inc.- Class A	1,968	73
* Amedisys, Inc.	1,263	61
* American Medical Systems Holdings, Inc.	3,443	61
* AMERIGROUP Corp.	2,499	63
* AMN Healthcare Services, Inc.	1,590	28
* AmSurg Corp.	1,491	38
Analogic Corp.	631	31
* ArQule, Inc.	1,328	4
* ArthroCare Corp.	1,255	35
* BioLase Technology, Inc.	1,142	2
* Cambrex Corp.	1,374	8
* Centene Corp.	2,037	42
Chemed Corp.	1,079	44
* CONMED Corp.	1,355	43
The Cooper Companies, Inc.	2,120	74
* Cross Country Healthcare, Inc.	1,445	24
* CryoLife, Inc.	1,319	17
* Cubist Pharmaceuticals, Inc.	2,666	59
* Cyberonics, Inc.	1,095	19
Datascope Corp.	627	32
* Dionex Corp.	853	54
* Eclipsys Corp.	2,562	54
* Enzo Biochem, Inc.	1,525	17
* Gentiva Health Services, Inc.	1,349	36
* Greatbatch, Inc.	1,077	26
* Haemonetics Corp.	1,197	74
* HealthExtras, Inc.	1,792	47
* Healthspring, Inc.	2,343	50
* Healthways, Inc.	1,583	26
* HMS Holdings Corp.	1,181	28
* ICU Medical, Inc.	592	18
* Immucor, Inc.	3,307	106
* Integra LifeSciences Holdings	918	40
Invacare Corp.	1,510	36
* inVentiv Health, Inc.	1,565	28
* Kendle International, Inc.	624	28
* Kensey Nash Corp.	548	17
Landauer, Inc.	439	32
LCA-Vision, Inc.	873	4
* LHC Group, Inc.	698	20
* Magellan Health Services, Inc.	1,914	79

* Martek Biosciences Corp.	1,560	49
* MedCath Corp.	923	17
Mentor Corp.	1,591	38
Meridian Bioscience, Inc.	1,895	55
* Merit Medical Systems, Inc.	1,313	25
* Molina Healthcare, Inc.	673	21
* Natus Medical, Inc.	1,309	30
* Noven Pharmaceuticals, Inc.	1,173	14
* Odyssey HealthCare, Inc.	1,546	16
* Omnicell, Inc.	1,464	19
* Osteotech, Inc.	839	4
Owens & Minor, Inc.	1,948	94
* Palomar Medical Technologies, Inc.	850	11
* Par Pharmaceutical Cos., Inc.	1,626	20
* PAREXEL International Corp.	2,600	75
* Pediatrix Medical Group, Inc.	2,149	116
* Pharmanet Development Group, Inc.	917	7
* PharMerica Corp.	1,434	32
* Phase Forward, Inc.	2,017	42
* PSS World Medical, Inc.	2,931	57
* Regeneron Pharmaceuticals, Inc.	2,950	64
* RehabCare Group, Inc.	850	15
* Res-Care, Inc.	1,205	22
* Salix Pharmaceuticals, Ltd.	2,264	15
* Savient Pharmaceuticals, Inc.	2,227	33
* Sciele Pharma, Inc.	1,491	46
* Sunrise Senior Living, Inc.	2,137	29
* SurModics, Inc.	715	23
* Symmetry Medical, Inc.	1,687	31
* Theragenics Corp.	1,567	5
* ViroPharma, Inc.	3,296	43
Vital Signs, Inc.	376	28
West Pharmaceutical Services, Inc.	1,532	75
* Zoll Medical Corp.	991	32

Total		2,849

Industrials (14.3%)
A.O. Smith Corp.	1,063	42
* AAR Corp.	1,825	30
ABM Industries, Inc.	2,082	45
Acuity Brands, Inc.	1,916	80
Administaff, Inc.	1,067	29
Albany International Corp. - Class A	1,251	34
Apogee Enterprises, Inc.	1,357	20
Applied Industrial Technologies, Inc.	1,715	46
Applied Signal Technology, Inc.	601	10
Arkansas Best Corp.	1,192	40
* Astec Industries, Inc.	927	29
Baldor Electric Co.	2,177	63
Barnes Group, Inc.	2,051	41
Belden, Inc.	2,031	65
Bowne & Co., Inc.	1,270	15
Brady Corp. - Class A	2,537	90
Briggs & Stratton Corp.	2,347	38
* C&D Technologies, Inc.	1,212	7
Cascade Corp.	399	17
CDI Corp.	651	15
* Ceradyne, Inc.	1,238	45
CLARCOR, Inc.	2,391	91
* Consolidated Graphics, Inc.	525	16
Cubic Corp.	730	18
Curtiss-Wright Corp.	2,116	96
* EMCOR Group, Inc.	3,079	81
* EnPro Industries, Inc.	943	35
* Esterline Technologies Corp.	1,396	55
Forward Air Corp.	1,362	37
G & K Services, Inc. - Class A	891	29

* Gardner Denver, Inc.	2,508	87
* GenCorp, Inc.	2,291	15
Gibraltar Industries, Inc.	1,270	24
* Griffon Corp.	1,939	17
Healthcare Services Group, Inc.	2,023	37
Heartland Express, Inc.	2,628	41
Heidrick & Struggles International, Inc.	776	23
* Hub Group, Inc. - Class A	1,774	67
* II-VI, Inc.	1,155	45
* Insituform Technologies, Inc. - Class A	1,317	20
Interface, Inc. - Class A	2,658	30
* John Bean Technologies Corp.	1,299	16
Kaman Corp.	1,196	34
Kaydon Corp.	1,312	59
* Kirby Corp.	2,546	98
Knight Transportation, Inc.	2,745	47
Landstar System, Inc.	2,495	111
Lawson Products, Inc.	197	5
Lennox International, Inc.	2,209	73
Lindsay Corp.	572	42
* Lydall, Inc.	784	8
* Magnetek, Inc.	1,443	6
* Mobile Mini, Inc.	1,642	32
* Moog, Inc. - Class A	2,011	86
Mueller Industries, Inc.	1,750	40
* NCI Building Systems, Inc.	929	29
* Old Dominion Freight Line, Inc.	1,300	37
* On Assignment, Inc.	1,671	13
* Orbital Sciences Corp.	2,763	66
Regal-Beloit Corp.	1,518	65
Robbins & Myers, Inc.	1,631	50
* School Specialty, Inc.	752	23
Simpson Manufacturing Co., Inc.	1,763	48
SkyWest, Inc.	2,687	43
* Spherion Corp.	2,488	12
The Standard Register Co.	596	6
Standex International Corp.	589	16
* Sykes Enterprises, Inc.	1,574	35
* Teledyne Technologies, Inc.	1,682	96
* Tetra Tech, Inc.	2,801	67
The Toro Co.	1,673	69
Tredegar Corp.	904	16
Triumph Group, Inc.	772	35
* TrueBlue, Inc.	2,044	33
* United Stationers, Inc.	1,102	53
Universal Forest Products, Inc.	787	27
Valmont Industries, Inc.	825	68
Viad Corp.	988	28
Vicor Corp.	923	8
* Volt Information Sciences, Inc.	601	5
Wabash National Corp.	1,448	14
* Waste Connections, Inc.	3,135	109
Watsco, Inc.	1,335	67
Watson Wyatt Worldwide, Inc. - Class A	2,038	102
Watts Water Technologies, Inc. - Class A	1,375	38
Woodward Governor Co.	2,570	91

Total		3,691

Information Technology (12.7%)
* Actel Corp.	1,214	15
* Adaptec, Inc.	5,675	19
* Advanced Energy Industries, Inc.	1,536	21
Agilysys, Inc.	1,072	11
* Anixter International, Inc.	1,407	85
* Arris Group, Inc.	5,784	45
* ATMI, Inc.	1,473	26
* Avid Technology, Inc.	1,431	34

* Axcelis Technologies, Inc.	4,855	8
* Bankrate, Inc.	654	25
Bel Fuse, Inc. - Class B	556	16
* Benchmark Electronics, Inc.	3,134	44
Black Box Corp.	825	28
Blackbaud, Inc.	2,053	38
* Blue Coat Systems, Inc.	1,836	26
* Brooks Automation, Inc.	2,996	25
* Cabot Microelectronics Corp.	1,096	35
* CACI International, Inc. - Class A	1,426	71
* Captaris, Inc.	1,247	6
* Catapult Communications Corp.	406	2
* Checkpoint Systems, Inc.	1,820	34
* CIBER, Inc.	2,512	18
Cognex Corp.	1,977	40
Cohu, Inc.	1,094	17
* Comtech Telecommunications Corp.	1,143	56
* Concur Technologies, Inc.	2,024	78
* CSG Systems International, Inc.	1,646	29
CTS Corp.	1,588	20
* CyberSource Corp.	3,274	53
* Cymer, Inc.	1,396	35
* Cypress Semiconductor Corp.	6,598	34
Daktronics, Inc.	1,600	27
* DealerTrack Holdings, Inc.	1,919	32
* Digi International, Inc.	1,208	12
* Diodes, Inc.	1,521	28
* DSP Group, Inc.	1,307	10
* Electro Scientific Industries, Inc.	1,273	18
* Epicor Software Corp.	2,807	22
* EPIQ Systems, Inc.	1,673	23
* Exar Corp.	2,012	15
* FARO Technologies, Inc.	786	16
* FEI Co.	1,731	41
* Gerber Scientific, Inc.	1,124	10
Gevity HR, Inc.	1,116	8
* Harmonic, Inc.	4,466	38
* Hutchinson Technology, Inc.	1,081	13
* Informatica Corp.	4,194	54
InfoSpace, Inc.	1,628	18
* Insight Enterprises, Inc.	2,146	29
* Intevac, Inc.	1,027	11
* Itron, Inc.	1,616	144
* j2 Global Communications, Inc.	2,064	48
* JDA Software Group, Inc.	1,282	19
Keithley Insturments, Inc.	645	5
* The Knot, Inc.	1,346	11
* Kopin Corp.	3,191	10
* Kulicke and Soffa Industries, Inc.	2,526	11
* Littelfuse, Inc.	1,022	30
* LoJack Corp.	818	5
* Manhattan Associates, Inc.	1,155	26
* ManTech International Corp. - Class A	977	58
MAXIMUS, Inc.	879	32
* Mercury Computer Systems, Inc.	1,072	10
Methode Electronics, Inc.	1,794	16
Micrel, Inc.	2,324	21
* MICROS Systems, Inc.	3,802	102
* Microsemi Corp.	3,736	96
* MKS Instruments, Inc.	2,318	46
MTS Systems Corp.	798	34
* NETGEAR, Inc.	1,669	25
* Network Equipment Technologies, Inc.	1,336	5
* Newport Corp.	1,701	18
* Novatel Wireless, Inc.	1,493	9
Park Electrochemical Corp.	964	23
PC-Tel, Inc.	904	8
* Perficient, Inc.	1,516	10
* Pericom Semiconductor Corp.	1,193	13
* Phoenix Technologies, Ltd.	1,321	11

* Photon Dynamics, Inc.	839	13
* Photronics, Inc.	1,979	4
* Plexus Corp.	1,849	38
* Progress Software Corp.	1,939	50
Quality Systems, Inc.	837	35
* Radiant Systems, Inc.	1,297	11
* RadiSys Corp.	1,065	9
* Rogers Corp.	846	31
* Rudolph Technologies, Inc.	1,443	12
* ScanSource, Inc.	1,242	36
* Secure Computing Corp.	3,212	18
* SI International, Inc.	626	19
* Skyworks Solutions, Inc.	7,772	65
* Smith Micro Software, Inc.	1,311	9
* Sonic Solutions	1,251	6
* SPSS, Inc.	854	25
* Standard Microsystems Corp.	1,049	26
* StarTek, Inc.	543	3
* Stratasys, Inc.	990	17
* Supertex, Inc.	605	17
* Symmetricom, Inc.	2,118	11
* Synaptics, Inc.	1,587	48
* SYNNEX Corp.	875	20
* Take-Two Interactive Software, Inc.	3,656	60
Technitrol, Inc.	1,932	29
* THQ, Inc.	3,145	38
* Tollgrade Communications, Inc.	626	3
* TriQuint Semiconductor, Inc.	6,819	33
* TTM Technologies, Inc.	2,017	20
* Tyler Technologies, Inc.	1,470	22
* Ultratech, Inc.	1,106	13
United Online, Inc.	3,827	36
* Varian Semiconductor Equipment Associates, Inc.	3,422	87
* Veeco Instruments, Inc.	1,516	22
* ViaSat, Inc.	1,274	30
* Websense, Inc.	2,123	47
* Wright Express Corp.	1,829	55

Total		3,283

Materials (2.9%)
A. Schulman, Inc.	1,246	25
A.M. Castle & Co.	786	14
AMCOL International Corp.	1,059	33
Arch Chemicals, Inc.	1,172	41
Balchem Corp.	856	23
* Brush Engineered Materials, Inc.	961	18
* Buckeye Technologies, Inc.	1,845	15
* Century Aluminum Co.	1,733	48
Deltic Timber Corp.	499	32
Georgia Gulf Corp.	1,413	4
H.B. Fuller Co.	2,282	48
* Headwaters, Inc.	1,979	26
* Material Sciences Corp.	547	3
Myers Industries, Inc.	1,328	17
Neenah Paper, Inc.	688	14
NewMarket Corp.	591	31
Olympic Steel, Inc.	425	13
* OM Group, Inc.	1,436	32
* Omnova Solutions, Inc.	2,018	4
Penford Corp.	530	9
* PolyOne Corp.	4,396	28
Quaker Chemical Corp.	500	14
Quanex Building Products Corp.	1,774	27
Rock-Tenn Co. - Class A	1,798	72
* RTI International Metals, Inc.	1,084	21
Schweitzer-Mauduit International, Inc.	738	14
Stepan Co.	335	18

Texas Industries, Inc.	1,298	53
Wausau Paper Corp.	2,299	23
Zep, Inc.	986	17

Total		737

Other Holdings (1.4%)
iShares S&P SmallCap 600 Index Fund	5,891	351

Total		351

Telecommunication Services (0.2%)
FairPoint Communications, Inc.	4,194	37
* General Communication, Inc.-Class A	2,081	19

Total		56

Utilities (4.0%)
ALLETE, Inc.	1,226	55
American States Water Co.	813	31
Atmos Energy Corp.	4,270	114
Avista Corp.	2,521	55
Central Vermont Public Service Corp.	488	11
CH Energy Group, Inc.	744	32
Cleco Corp.	2,827	71
* El Paso Electric Co.	2,112	44
The Laclede Group, Inc.	1,035	50
New Jersey Resources Corp.	1,981	71
Northwest Natural Gas Co.	1,246	65
Piedmont Natural Gas Co., Inc.	3,453	110
South Jersey Industries, Inc.	1,401	50
Southwest Gas Corp.	2,051	62
UGI Corp.	5,072	132
UIL Holdings Corp.	1,190	41
Unisource Energy Corp.	1,672	49

Total		1,043

Total Common Stocks (Cost: $25,143)		21,206

Money Market Investments (19.0%)
Autos (3.5%)
(k) DaimlerChrysler Revolving Auto Conduit LLC, 6.80%, 10/1/08	900,000	900

Total		900

Energy (3.9%)
Sempra Global, 6.20%, 10/9/08	1,000,000	999

Total		999

Finance Services (7.7%)
Alpine Securitization Corp., 6.50%, 10/1/08	1,000,000	1,000
Barton Capital LLC, 6.25%, 10/1/08	1,000,000	999

Total		1,999

Oil & Gas Exploration Services (3.9%)
Marathon Oil Corp., 6.50%, 10/8/08	1,000,000	999

Total		999

Total Money Market Investments (Cost: $4,897)		4,897

Total Investments (101.2%) (Cost $30,040)(a)		26,103

Other Assets, Less Liabilities (-1.2%)		(312)

Net Assets (100.0%)		25,791

*	Non-Income Producing

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $30,040 and the net unrealized depreciation of investments based on that cost was $3,937 which is comprised of $857 aggregate gross unrealized appreciation and $4,794 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding at September 30, 2008:

Total Return Swaps

Counterparty	Reference Entity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ Depreciation (000’s)
JP Morgan Chase Bank	S&P Small Cap 600 Index	1 Month USD LIBOR - 30 BPS	S&P Small Cap 600 Index Total Return	5/09	4,926	($333)

(k)	Securities with an aggregate market value of $900 (in thousands) have been pledged as collateral for swap contracts outstanding on September 30, 2008.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$21,206	$—
Level 2 – Other significant observable inputs	4,897	(333)
Level 3 – Significant unobservable inputs	—	—

Total	26,103	(333)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Small Cap Value Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.8%)
Aaron Rents, Inc.	188,400	5,100
Aaron Rents, Inc. - Class A	4,725	104
* Ascent Media Corp. - Class A	350	9
* Bed Bath & Beyond, Inc.	7,000	220
Brinker International, Inc.	8,800	157
Brunswick Corp.	3,900	50
Cablevision Systems Corp. - Class A	700	18
* Career Education Corp.	15,400	252
* Corinthian Colleges, Inc.	124,000	1,860
* Cox Radio, Inc. - Class A	5,700	60
CSS Industries, Inc.	57,400	1,477
* Culp, Inc.	54,800	324
Dillard’s, Inc. - Class A	13,400	158
* Discovery Communications, Inc.	4,700	67
Discovery Communications, Inc.	3,700	53
* DISH Network Corp. - Class A	12,800	269
* Drew Industries, Inc.	101,300	1,733
The E.W. Scripps Co. - Class A	7,266	51
* Expedia, Inc.	9,200	139
Family Dollar Stores, Inc.	6,800	161
Fortune Brands, Inc.	9,700	556
Fred’s, Inc. - Class A	98,700	1,404
Gannett Co., Inc.	6,400	108
The Gap, Inc.	33,300	592
Harman International Industries, Inc.	1,500	51
Haverty Furniture Companies, Inc.	128,000	1,464
Lee Enterprises, Inc.	70,100	245
* Live Nation, Inc.	34,300	558
M/I Homes, Inc.	60,000	1,367
* MarineMax, Inc.	83,900	607
Mattel, Inc.	28,800	520
Matthews International Corp. - Class A	92,400	4,688
The Men’s Wearhouse, Inc.	76,500	1,625
Meredith Corp.	20,600	578
* Meritage Homes Corp.	97,500	2,408
The New York Times Co. - Class A	3,300	47
Pool Corp.	87,625	2,044
* Saga Communications, Inc. - Class A	103,700	591
Scholastic Corp.	17,700	455
Scripps Networks Interactive - Class A	6,500	236
Stanley Furniture Co., Inc.	75,200	687
* Starbucks Corp.	3,100	46
* The Steak n Shake Co.	83,400	724
Stein Mart, Inc.	184,300	721
* Time Warner Cable, Inc. - Class A	10,800	261
The TJX Companies, Inc.	4,500	137
* TRW Automotive Holdings Corp.	20,200	321
* Viacom, Inc. - Class B	6,700	166
Weight Watchers International, Inc.	10,185	373
* Winn-Dixie Stores, Inc.	30,900	430
Winnebago Industries, Inc.	132,400	1,711

Total		37,983

Consumer Staples (2.4%)
Alberto-Culver Co.	17,700	482
* Alliance One International, Inc.	243,400	925
Brown-Forman Corp. - Class B	1,600	115

Casey’s General Stores, Inc.	66,100	1,995
Coca-Cola Enterprises, Inc.	20,000	335
ConAgra Foods, Inc.	12,800	249
The Hershey Co.	15,400	609
McCormick & Co., Inc.	3,000	115
Nash Finch Co.	46,900	2,023
Sara Lee Corp.	8,400	106
Sysco Corp.	19,600	604
Tootsie Roll Industries, Inc.	5,773	167

Total		7,725

Energy (7.2%)
* Atwood Oceanics, Inc.	33,600	1,223
Baker Hughes, Inc.	4,900	297
BJ Services Co.	19,300	369
CARBO Ceramics, Inc.	34,000	1,755
Cimarex Energy Co.	10,400	509
* Compton Petroleum Corp.	7,900	43
* Exterran Holdings, Inc.	5,857	187
* Forest Oil Corp.	58,950	2,924
* GeoMet, Inc.	65,000	354
* Hercules Offshore, Inc.	47,789	724
* Mariner Energy, Inc.	65,793	1,349
Murphy Oil Corp.	8,900	571
Nexen, Inc.	18,500	430
Penn Virginia Corp.	117,800	6,295
Petro-Canada	10,200	340
* TETRA Technologies, Inc.	172,500	2,389
* Union Drilling, Inc.	32,600	345
* Whiting Petroleum Corp.	45,000	3,207

Total		23,311

Financials (20.8%)
Ares Capital Corp.	195,900	2,043
Axis Capital Holdings, Ltd.	10,700	339
Cedar Shopping Centers, Inc.	124,800	1,650
Cincinnati Financial Corp.	19,000	540
Commerce Bancshares, Inc.	11,615	539
Compass Diversified Holdings	91,300	1,273
Cullen/Frost Bankers, Inc.	800	48
Discover Financial Services	35,800	495
East West Bancorp, Inc.	135,642	1,858
Employers Holdings, Inc.	43,800	761
First American Corp.	7,400	218
First Financial Fund, Inc.	138,600	1,058
First Horizon National Corp.	8,966	84
First Niagara Financial Group, Inc.	29,900	471
First Potomac Realty Trust	100,200	1,722
Glacier Bancorp, Inc.	107,000	2,650
Hatteras Financial Corp.	67,000	1,554
Hercules Technology Growth Capital, Inc.	135,600	1,315
Home Bancshares, Inc.	76,464	1,978
Janus Capital Group, Inc.	20,600	500
JMP Group, Inc.	79,100	411
Kilroy Realty Corp.	71,500	3,418
Kohlberg Capital Corp.	140,350	1,206
LaSalle Hotel Properties	81,000	1,889
Legg Mason, Inc.	14,900	567
* Markel Corp.	5,000	1,758
Marsh & McLennan Companies, Inc.	15,800	502
Max Capital Group, Ltd	104,700	2,432
Montpelier Re Holdings, Ltd.	4,800	79
National City Corp.	67,200	118
National Interstate Corp.	74,800	1,797
Northern Trust Corp.	6,200	448

OneBeacon Insurance Group, Ltd.	10,600	224
Parkway Properties, Inc.	45,400	1,719
* Piper Jaffray Companies, Inc.	31,500	1,362
Potlatch Corp.	70,000	3,247
* ProAssurance Corp.	92,400	5,175
The Progressive Corp.	22,000	383
Redwood Trust, Inc.	56,100	1,219
* Signature Bank	41,700	1,454
* SLM Corp.	23,900	295
* The St. Joe Co.	13,000	508
* Stifel Financial Corp.	52,300	2,610
Strategic Hotels & Resorts, Inc.	114,000	861
* SVB Financial Group	85,100	4,930
The Travelers Companies, Inc.	4,330	196
* Triple-S Management Corp. - Class B	32,300	526
* Universal American Financial Corp.	62,700	764
Valley National Bancorp	13,377	280
Washington Real Estate Investment Trust	62,600	2,293
Westamerica Bancorporation	5,400	311
Willis Group Holdings, Ltd.	17,600	568
Wilmington Trust Corp.	15,300	441
Wintrust Financial Corp.	64,900	1,905

Total		66,992

Health Care (6.7%)
Analogic Corp.	21,900	1,090
* AngioDynamics, Inc.	61,200	967
* Biogen Idec, Inc.	1,700	85
* Boston Scientific Corp.	45,200	555
* Exelixis, Inc.	117,300	713
* Health Net, Inc.	5,300	125
* HEALTHSOUTH Corp.	36,160	666
Landauer, Inc.	28,100	2,044
* Lincare Holdings, Inc.	13,400	403
* Myriad Genetics, Inc.	43,600	2,829
National Healthcare Corp.	48,600	2,290
* OSI Pharmaceuticals, Inc.	3,000	148
Owens & Minor, Inc.	112,900	5,477
* Sepracor, Inc.	17,700	324
* St. Jude Medical, Inc.	4,100	178
* Valeant Pharmaceuticals International	7,800	160
* Waters Corp.	3,700	215
West Pharmaceutical Services, Inc.	67,000	3,271
* Zimmer Holdings, Inc.	3,100	200

Total		21,740

Industrials (24.1%)
* Accuride Corp.	106,400	170
* Alaska Air Group, Inc.	80,000	1,631
* Allied Waste Industries, Inc.	8,453	94
Ameron International Corp.	34,300	2,458
* Astec Industries, Inc.	28,300	872
* Beacon Roofing Supply, Inc.	233,700	3,650
Belden, Inc.	81,200	2,581
* C&D Technologies, Inc.	93,000	528
Cascade Corp.	38,400	1,682
* Casella Waste Systems, Inc. - Class A	35,000	411
Cintas Corp.	6,500	187
CIRCOR International, Inc.	46,600	2,024
Comfort Systems USA, Inc.	63,000	842
* Dollar Thrifty Automotive Group, Inc.	87,400	169
Dover Corp.	2,400	97
Electro Rent Corp.	139,200	1,869
Equifax, Inc.	5,300	183
Franklin Electric Co., Inc.	21,100	940

* FTI Consulting, Inc.	75,500	5,453
G & K Services, Inc. - Class A	66,100	2,185
* Genesee & Wyoming, Inc. - Class A	103,000	3,865
Gibraltar Industries, Inc.	103,800	1,942
IDEX Corp.	98,800	3,065
* Insituform Technologies, Inc. - Class A	124,000	1,855
* Kirby Corp.	103,500	3,927
Landstar System, Inc.	138,700	6,110
Manpower, Inc.	9,400	406
McGrath Rentcorp	124,000	3,574
* MPS Group, Inc.	253,400	2,554
* Navigant Consulting, Inc.	142,700	2,838
Nordson Corp.	71,200	3,497
Raytheon Co.	700	37
Sims Group, Ltd., ADR	128,440	2,967
Southwest Airlines Co.	65,000	943
* Sterling Construction Co., Inc.	41,000	664
Universal Forest Products, Inc.	54,300	1,896
UTI Worldwide, Inc.	132,620	2,257
* Waste Connections, Inc.	83,200	2,854
Woodward Governor Co.	127,800	4,508

Total		77,785

Information Technology (9.1%)
* Advanced Energy Industries, Inc.	121,400	1,661
* Alcatel-Lucent, ADR	17,500	67
ASML Holding NV	6,100	107
* ATMI, Inc.	45,900	825
Automatic Data Processing, Inc.	4,000	171
AVX Corp.	29,600	302
* Brooks Automation, Inc.	144,487	1,208
* Cabot Microelectronics Corp.	21,800	699
* Electronic Arts, Inc.	4,000	148
* Exar Corp.	138,200	1,059
* Fairchild Semiconductor International, Inc.	31,200	277
* FormFactor, Inc.	76,300	1,329
* GSI Group, Inc.	191,800	677
* Ixia	155,300	1,145
* Littelfuse, Inc.	58,400	1,736
Methode Electronics, Inc.	32,700	292
Molex, Inc. - Class A	22,900	477
Motorola, Inc.	50,300	359
* Newport Corp.	74,300	801
* Novellus Systems, Inc.	24,900	489
* Palm, Inc.	204,000	1,218
* Progress Software Corp.	103,500	2,690
Seagate Technology	14,000	170
* Sonus Networks, Inc.	282,300	813
* SPSS, Inc.	77,225	2,267
* StarTek, Inc.	107,800	692
* SYNNEX Corp.	63,800	1,425
* Teradyne, Inc.	29,300	229
Total System Services, Inc.	14,352	235
Tyco Electronics, Ltd.	16,000	443
* Websense, Inc.	94,100	2,103
* Wind River Systems, Inc.	243,000	2,430
Xilinx, Inc.	1,600	38
* Xyratex, Ltd.	84,100	936

Total		29,518

Materials (8.5%)
Airgas, Inc.	71,900	3,570
Alcoa, Inc.	17,500	395
AMCOL International Corp.	41,500	1,297
American Vanguard Corp.	105,300	1,588

AngloGold Ashanti Ltd., ADR	15,100	349
AptarGroup, Inc.	107,100	4,189
Arch Chemicals, Inc.	76,900	2,715
Carpenter Technology Corp.	67,000	1,719
* Chesapeake Corp.	28,900	19
Deltic Timber Corp.	47,200	3,004
* Domtar Corp.	37,600	173
* Hecla Mining Co.	242,300	1,134
Innospec, Inc.	108,300	1,306
International Flavors & Fragrances, Inc.	2,800	110
International Paper Co.	18,400	482
Myers Industries, Inc.	157,100	1,981
Nalco Holding Co.	16,500	306
* Symyx Technologies, Inc.	96,000	951
Wausau Paper Corp.	151,400	1,534
Weyerhaeuser Co.	11,200	678

Total		27,500

Other Holdings (0.7%)
iShares Russell 2000 Value Index	31,500	2,118

Total		2,118

Telecommunication Services (1.1%)
* Kratos Defense & Security Solutions, Inc.	248,000	489
* Premiere Global Services, Inc.	184,300	2,591
Telephone and Data Systems, Inc.	7,300	262
Telephone and Data Systems, Inc.	2,500	89

Total		3,431

Utilities (4.5%)
Ameren Corp.	6,500	254
Black Hills Corp.	70,667	2,196
* Calpine Corp.	9,600	125
Cleco Corp.	97,000	2,449
Constellation Energy Group, Inc.	19,500	474
Duke Energy Corp.	14,300	249
* Dynegy, Inc. - Class A	90,600	324
* El Paso Electric Co.	94,700	1,989
The Empire District Electric Co.	53,400	1,140
* Mirant Corp.	28,100	514
NiSource, Inc.	36,900	545
* NRG Energy, Inc.	8,900	220
Pinnacle West Capital Corp.	18,000	619
PNM Resources, Inc.	13,200	135
Southwest Gas Corp.	64,600	1,955
TECO Energy, Inc.	3,300	52
Vectren Corp.	46,600	1,298

Total		14,538

Total Common Stocks (Cost: $291,974)		312,641

Convertible Corporate Bonds (0.2%)
Industrials (0.0%)
Allied Waste Industries, Inc., 4.25%, 4/15/34	48,000	45

Total		45

Metals/Mining (0.1%)
Newmont Mining Corp., 1.625%, 7/15/17	183,000	186

Total		186

Telephone and Telegraph Apparatus (0.1%)
Lucent Technologies, 2.75%, 6/15/25	583,000	404

Total		404

Total Convertible Corporate Bonds (Cost: $835)		635

Preferred Stocks (0.3%)
Finance Services (0.3%)
East West Bancorp, Inc., 8.00%, 12/31/49	1,279	1,124

Total Preferred Stocks (Cost: $1,266)		1,124

Money Market Investments (2.5%)
Other Holdings (2.5%)
Reserve Investment Fund	8,153,115	8,153

Total Money Market Investments (Cost: $8,153)		8,153

Total Investments (99.9%) (Cost $302,228)(a)		322,553

Other Assets, Less Liabilities (0.1%)		240

Net Assets (100.0%)		322,793

*	Non-Income Producing

ADR after the name of a security represents – American Depositary Receipt.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $302,228 and the net unrealized appreciation of investments based on that cost was $20,325 which is comprised of $60,988 aggregate gross unrealized appreciation and $40,663 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$321,918	$—
Level 2 – Other significant observable inputs	635	—
Level 3 – Significant unobservable inputs	—	—

Total	322,553	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. On September 30, 2008, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

International Growth Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Foreign Common Stocks (91.3%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (5.6%)
Adidas AG	Germany	32,440	1,742
Aisin Seiki Co., Ltd.	Japan	5,000	122
Bridgestone Corp.	Japan	8,600	161
Compagnie Financiere Richemont SA	Switzerland	29,030	1,289
Compass Group PLC	United Kingdom	332,820	2,072
Denso Corp.	Japan	5,200	128
Dentsu, Inc.	Japan	46	92
* Focus Media Holding, Ltd., ADR	China	46,300	1,320
Grupo Televisa SA, ADR	Mexico	89,300	1,953
Honda Motor Co., Ltd.	Japan	14,500	431
Makita Corp.	Japan	3,700	76
Matsushita Electric Industrial Co., Ltd.	Japan	18,000	312
* Mitsubishi Motors Corp.	Japan	93,000	156
Nikon Corp.	Japan	5,000	119
Nissan Motor Co., Ltd.	Japan	21,500	144
Sekisui House, Ltd.	Japan	15,000	138
Sharp Corp.	Japan	10,000	108
Sony Corp.	Japan	10,300	319
Suzuki Motor Corp.	Japan	5,600	104
Toyota Industries Corp.	Japan	4,900	124
Toyota Motor Corp.	Japan	25,000	1,061
Vivendi	France	56,525	1,769
Yamada Denki Co., Ltd.	Japan	2,180	165

Total			13,905

Consumer Staples (9.8%)
Aeon Co., Ltd.	Japan	12,100	123
Asahi Breweries, Ltd.	Japan	8,800	154
Cadbury PLC	United Kingdom	144,290	1,453
Carlsberg A/S	Denmark	2,200	168
Imperial Tobacco Group PLC	United Kingdom	30,400	977
Japan Tobacco, Inc.	Japan	44	166
Kao Corp.	Japan	8,000	214
Kerry Group PLC - Class A	Ireland	57,200	1,676
Kirin Holdings Co., Ltd.	Japan	10,000	132
KT&G Corp.	South Korea	18,107	1,349
Nestle SA	Switzerland	134,420	5,814
Pernod-Ricard SA	France	12,219	1,074
Reckitt Benckiser Group PLC	United Kingdom	63,555	3,077
Seven & I Holdings Co., Ltd.	Japan	9,200	265
Shiseido Co., Ltd.	Japan	7,000	157
Shoppers Drug Mart Corp.	Canada	42,720	2,061
Unilever NV	Netherlands	75,735	2,117
Wal-Mart De Mexico SAB de CV	Mexico	334,900	1,173
Woolworths, Ltd.	Australia	108,245	2,341

Total			24,491

Energy (10.1%)
* Artumas Group, Inc.	Canada	139,955	345
BP PLC	United Kingdom	400,340	3,333
CNOOC, Ltd.	Hong Kong	1,265,000	1,452
Eni SPA	Italy	109,575	2,869
INPEX Corp.	Japan	10	87
Nexen, Inc.	Canada	117,960	2,738

Nippon Mining Holdings, Inc.	Japan	16,500	67
Nippon Oil Corp.	Japan	23,000	116
Oil Search, Ltd.	Australia	216,885	978
Petroleo Brasileiro SA, ADR	Brazil	90,000	3,955
Reliance Industries, Ltd.	India	55,901	2,357
Saipem SPA	Italy	83,040	2,457
Seadrill, Ltd.	Bermuda	95,300	1,938
Suncor Energy, Inc.	Canada	65,590	2,712

Total			25,404

Financials (21.3%)
Allianz SE	Germany	6,297	866
Anglo Irish Bank Corp. PLC	Ireland	105,079	569
Axa	France	15,450	498
Banco Espirito Santo SA	Portugal	72,355	898
Banco Santander SA	Spain	227,800	3,367
The Bank of Yokohama, Ltd.	Japan	37,000	179
BNP Paribas	France	32,768	3,048
Cathay Financial Holding Co., Ltd.	Taiwan	508,400	713
Cheung Kong Holdings, Ltd.	Hong Kong	27,000	306
China Life Insurance Co., Ltd.	China	133,000	489
Chuo Mitsui Trust Holdings, Inc.	Japan	25,000	134
Commonwealth Bank of Australia	Australia	26,040	914
Credit Suisse Group AG	Switzerland	21,615	1,029
Daiwa House Industry Co., Ltd.	Japan	14,000	133
Daiwa Securities Group, Inc.	Japan	16,000	115
Erste Group Bank AG	Austria	28,710	1,392
Hang Seng Bank, Ltd.	Hong Kong	81,300	1,518
Housing Development Finance Corp.	India	49,695	2,281
HSBC Holdings PLC, ADR	United Kingdom	42,900	3,467
Industrial & Commercial Bank of China, Ltd. - Class H	China	2,470,000	1,471
Intesa Sanpaolo SPA	Italy	338,950	1,850
Julius Baer Holding AG	Switzerland	41,250	2,028
Man Group PLC	United Kingdom	85,300	523
Manulife Financial Corp., ADR	Canada	94,575	3,469
Mitsubishi Estate Co., Ltd.	Japan	13,000	255
Mitsubishi UFJ Financial Group, Inc.	Japan	84,500	733
Mitsui Fudosan Co., Ltd.	Japan	10,000	193
Mitsui Sumitomo Insurance Group Holdings, Inc.	Japan	5,100	172
Mizuho Financial Group, Inc.	Japan	105	461
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	3,809	570
National Bank of Greece SA	Greece	22,955	905
Nipponkoa Insurance Co., Ltd.	Japan	20,000	113
Nomura Holdings, Inc.	Japan	18,400	237
ORIX Corp.	Japan	1,290	160
Piraeus Bank SA	Greece	42,210	887
Prudential PLC	United Kingdom	170,188	1,567
Resona Holdings, Inc.	Japan	82	109
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	10,459	1,835
Societe Generale	France	10,730	937
Sompo Japan Insurance, Inc.	Japan	12,000	101
St. George Bank, Ltd.	Australia	24,380	571
Standard Chartered PLC	United Kingdom	52,010	1,263
Sumitomo Mitsui Financial Group, Inc.	Japan	74	464
Sumitomo Realty & Development Co., Ltd.	Japan	7,000	152
The Sumitomo Trust & Banking Co., Ltd.	Japan	27,000	179
T&D Holdings, Inc.	Japan	2,150	115
TAG Tegernsee Immobilien und Beteiligungs AG	Germany	65,873	338
Tokio Marine Holdings, Inc.	Japan	5,100	185
The Toronto-Dominion Bank	Canada	41,147	2,478
* Turkiye Garanti Bankasi AS	Turkey	199,478	476
Unibanco - Uniao de Bancos Brasileiros SA, ADR	Brazil	5,300	535
UniCredit SPA	Italy	294,765	1,089
Westpac Banking Corp.	Australia	97,810	1,731
Zurich Financial Services AG	Switzerland	11,608	3,218

Total			53,286

Health Care (9.8%)
Astellas Pharma, Inc.	Japan	5,400	227
CSL, Ltd.	Australia	129,579	3,904
Daiichi Sankyo Co., Ltd.	Japan	8,400	214
Eisai Co., Ltd.	Japan	4,800	187
Elekta AB	Sweden	132,700	2,238
Fresenius Medical Care AG & Co. KGaA	Germany	49,092	2,528
Getinge AB - Class B	Sweden	47,900	987
Lonza Group AG	Switzerland	15,740	1,958
Novartis AG	Switzerland	52,425	2,742
Roche Holding AG	Switzerland	28,885	4,502
Takeda Pharmaceutical Co., Ltd.	Japan	7,600	383
Terumo Corp.	Japan	2,900	149
Teva Pharmaceutical Industries, Ltd., ADR	Israel	98,195	4,496

Total			24,515

Industrials (7.2%)
ABB, Ltd., ADR	Switzerland	80,100	1,554
Alstom SA	France	29,975	2,227
Asahi Glass Co., Ltd.	Japan	15,000	133
BAE Systems PLC	United Kingdom	387,045	2,840
Central Japan Railway Co.	Japan	36	340
Chemring Group PLC	United Kingdom	32,790	1,212
Cia de Concessoes Rodoviarias	Brazil	53,100	698
Dai Nippon Printing Co., Ltd.	Japan	10,000	135
Daikin Industries, Ltd.	Japan	3,500	119
East Japan Railway Co.	Japan	42	313
Fanuc, Ltd.	Japan	1,900	143
Far Eastern Textile Co., Ltd.	Taiwan	35,080	25
ITOCHU Corp.	Japan	18,000	109
Jaiprakash Associates, Ltd.	India	142,368	347
Komatsu, Ltd.	Japan	8,900	144
Kubota Corp.	Japan	17,000	107
Leighton Holdings, Ltd.	Australia	25,510	786
LG Corp.	South Korea	13,334	696
Marubeni Corp.	Japan	26,000	117
Mitsubishi Corp.	Japan	60,000	1,249
Mitsubishi Electric Corp.	Japan	22,000	148
Mitsubishi Heavy Industries, Ltd.	Japan	42,000	182
Mitsui & Co., Ltd.	Japan	16,000	198
Mitsui OSK Lines, Ltd.	Japan	15,000	130
* Morphic Technologies AB	Sweden	313,373	214
* Morphic Technologies AB - Rights	Sweden	313,373	86
Nippon Yusen Kabushiki Kaisha	Japan	16,000	104
* Renewable Energy Corp. AS	Norway	28,150	506
Secom Co., Ltd.	Japan	3,900	163
* Suez Environnement SA	France	13,775	339
Sumitomo Corp.	Japan	14,700	137
Sumitomo Electric Industries, Ltd.	Japan	11,800	128
Vallourec	France	2,200	478
* Vestas Wind Systems A/S	Denmark	20,100	1,750
West Japan Railway Co.	Japan	50	213

Total			18,070

Information Technology (5.5%)
* Autonomy Corp. PLC	United Kingdom	138,435	2,546
Canon, Inc.	Japan	11,600	434
EVS Broadcast Equipment SA	Belgium	17,935	1,265
FUJIFILM Holdings Corp.	Japan	5,700	148
Fujitsu, Ltd.	Japan	29,000	162
* Gresham Computing PLC	United Kingdom	228,550	297
Hitachi, Ltd.	Japan	35,000	241

HOYA Corp.	Japan	6,800	135
Ibiden Co., Ltd.	Japan	3,000	73
Keyence Corp.	Japan	700	139
Kontron AG	Germany	71,095	732
Kyocera Corp.	Japan	1,800	136
Murata Manufacturing Co., Ltd.	Japan	3,100	124
NEC Corp.	Japan	33,000	140
Nidec Corp.	Japan	1,600	98
Nintendo Co., Ltd.	Japan	1,100	458
Nippon Electric Glass Co., Ltd.	Japan	9,000	81
Ricoh Co., Ltd.	Japan	10,000	139
Samsung Electronics Co., Ltd.	South Korea	2,206	1,016
SAP AG	Germany	40,325	2,165
TDK Corp.	Japan	1,700	85
* Temenos Group AG	Switzerland	132,898	2,486
Tokyo Electron, Ltd.	Japan	2,200	98
Toshiba Corp.	Japan	31,000	134
United Internet AG	Germany	44,570	482

Total			13,814

Materials (6.9%)
Anglo American PLC	United Kingdom	32,715	1,094
ArcelorMittal	Netherlands	7,845	388
Asahi Kasei Corp.	Japan	28,000	119
BHP Billiton, Ltd.	Australia	110,500	2,838
Cia Vale do Rio Doce, ADR	Brazil	79,150	1,516
Goldcorp, Inc., ADR	Canada	50,925	1,611
Huabao International Holdings, Ltd.	Hong Kong	1,035,000	794
* Intex Resources ASA	Norway	515,110	254
JFE Holdings, Inc.	Japan	5,100	159
K+S AG	Germany	28,266	1,977
Kobe Steel, Ltd.	Japan	40,000	81
Nippon Steel Corp.	Japan	54,000	204
Nitto Denko Corp.	Japan	3,900	99
Potash Corp. of Saskatchewan, Inc., ADR	Canada	23,745	3,134
Rio Tinto PLC, ADR	United Kingdom	4,165	1,039
Shin-Etsu Chemical Co., Ltd.	Japan	3,800	181
Sumitomo Chemical Co., Ltd.	Japan	22,000	96
Sumitomo Metal Industries, Ltd.	Japan	42,000	128
Sumitomo Metal Mining Co., Ltd.	Japan	8,000	80
Syngenta AG	Switzerland	6,032	1,281
Toray Industries, Inc.	Japan	27,000	127

Total			17,200

Other Holdings (4.6%)
iShares MSCI Japan Index Fund	Japan	870,864	9,283
iShares MSCI Singapore Index Fund	Singapore	237,150	2,310

Total			11,593

Telecommunications (5.9%)
* Chunghwa Telecom Co., Ltd.	Taiwan	918,000	2,150
Deutsche Telekom AG	Germany	174,349	2,676
France Telecom SA	France	31,049	869
KDDI Corp.	Japan	41	230
Koninklijke KPN NV	Netherlands	155,976	2,238
Nippon Telegraph & Telephone Corp.	Japan	46	205
NTT DoCoMo, Inc.	Japan	180	290
Softbank Corp.	Japan	11,100	143
Telefonica SA	Spain	158,572	3,748
Turkcell Iletisim Hizmet AS	Turkey	92,772	569
Vodafone Group PLC	United Kingdom	781,184	1,726

Total			14,844

Utilities (4.6%)
CEZ	Czech Republic	23,385	1,439
Chubu Electric Power Co., Inc.	Japan	7,300	172
E.ON AG	Germany	70,245	3,558
* EDP Renovaveis SA	Spain	4,503	35
Fortum OYJ	Finland	21,890	739
GDF Suez	France	52,584	2,702
The Kansai Electric Power Co., Inc.	Japan	7,600	169
Kyushu Electric Power Co., Inc.	Japan	10,700	224
National Grid PLC	United Kingdom	45,335	576
Osaka Gas Co., Ltd.	Japan	38,000	130
Perusahaan Gas Negara PT	Indonesia	4,966,000	1,134
Suez SA	France	12	1
Tohoku Electric Power Co., Inc.	Japan	11,800	253
The Tokyo Electric Power Co., Inc.	Japan	10,400	256
Tokyo Gas Co., Ltd.	Japan	38,000	157

Total			11,545

Total Foreign Common Stocks (Cost: $280,772)			228,667

Money Market Investments (5.6%)
Autos (1.2%)
DaimlerChrysler Revolving Auto Conduit LLC, 6.80%, 10/1/08	United States	1,000,000	1,000
New Center Asset Trust LLC, 5.10%, 10/20/08	United States	2,000,000	1,995

Total			2,995

Energy (0.8%)
Sempra Global Energy, 6.20%, 10/9/08	United States	2,000,000	1,997

Total			1,997

Federal Government & Agencies (0.4%)
Federal Home Loan Bank, 1.50%, 10/15/08	United States	1,000,000	999

Total			999

Financial Services (1.6%)
Alpine Securitization Corp., 6.50%, 10/1/08	United States	2,000,000	2,000
Barton Capital LLC, 6.25%, 10/1/08	United States	2,000,000	2,001

Total			4,001

Oil and Gas Exploration Services (0.8%)
Marathon Oil Corp., 6.50%, 10/8/08	United States	2,000,000	1,997

Total			1,997

Short Term Business Credit (0.8%)
Sheffield Receivables Corp., 4.25%, 10/10/08	United States	2,000,000	1,998

Total			1,998

Total Money Market Investments (Cost: $13,987)			13,987

Total Investments (96.9%) (Cost $294,759)(a)	242,654

Other Assets, Less Liabilities (3.1%)	7,724

Net Assets (100.0%)	250,378

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $294,759 and the net unrealized depreciation of investments based on that cost was $52,105 which is comprised of $3,226 aggregate gross unrealized appreciation and $55,331 aggregate gross unrealized depreciation.

Investment Percentage by Country is based on Net Assets:

Japan	12.2%
United Kingdom	11.6%
Switzerland	11.1%
Canada	7.4%
Germany	7.0%
Australia	6.2%
France	5.6%
Other	38.9%

Total	100.0%

(j)	Swap agreements outstanding at September 30, 2008:

Total Return Swaps

Counterparty	Reference Equity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation) (000’s)
JP Morgan Chase	Morgan Stanley Capital International Daily Net Japan	3 Month USD- LIBOR +15 BPS	Morgan Stanley Capital International Daily Net Japan Total Return	3/09	12,001	($540)

(k)	Cash or securities with an aggregate market value of $780 (in thousands) have been pledged as collateral for swap contracts outstanding at September 30, 2008.

(l)	As of September 30, 2008 portfolio securities with an aggregate value $175,540 (in thousands) were fair valued under procedures adopted by the Board of Directors.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$51,504	$—
Level 2 – Other significant observable inputs	191,150	(540)
Level 3 – Significant unobservable inputs	—	—

Total	242,654	(540)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Research International Core Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Foreign Common Stocks (98.5%)	Country	Shares/ $ Par	Value $ (000’s)
Capital Goods (21.9%)
Akzo Nobel NV	Netherlands	17,140	811
Anglo American PLC	United Kingdom	7,600	254
Assa Abloy AB	Sweden	25,900	315
BHP Billiton PLC	United Kingdom	41,360	935
Brambles, Ltd.	Australia	77,080	481
Bridgestone Corp.	Japan	16,400	308
Bucyrus International, Inc.	United States	7,500	335
Compagnie Generale des Etablissements Michelin - Class B	France	3,430	225
Corporacion Moctezuma SAB de CV	Mexico	14,600	33
CRH PLC	Ireland	9,480	206
Duratex SA	Brazil	7,300	86
East Japan Railway Co.	Japan	60	447
Geberit AG	Switzerland	3,030	373
Glory, Ltd.	Japan	18,100	413
JGC Corp.	Japan	9,000	143
Linde AG	Germany	5,800	622
LS Industrial Systems Co., Ltd.	South Korea	5,040	211
Makhteshim-Agan Industries, Ltd.	Israel	19,150	126
Omron Corp.	Japan	8,100	124
* Paladin Energy, Ltd.	Australia	44,790	142
* SARE Holding SAB de CV - Class B	Mexico	27,400	11
Schneider Electric SA	France	4,834	419
Siemens AG	Germany	8,240	773
Symrise AG	Germany	3,399	58
TNT NV	Netherlands	6,430	177
* Urbi, Desarrollos Urbanos SA de CV	Mexico	42,580	99
Xstrata PLC	United Kingdom	4,800	149
Yamato Holdings Co., Ltd.	Japan	40,000	448

Total			8,724

Consumer Cyclical (7.6%)
Billabong International, Ltd.	Australia	15,509	170
Grupo Aeroportuario del Centro Norte SAB de CV	Mexico	58,200	88
Grupo Aeroportuario del Pacifico SA de CV, ADR	Mexico	4,120	105
Grupo Televisa SA, ADR	Mexico	22,760	498
Industria de Diseno Textil SA	Spain	9,930	415
Kingfisher PLC	United Kingdom	103,680	246
Li & Fung, Ltd.	Hong Kong	30,000	73
LVMH Moet Hennessy Louis Vuitton SA	France	7,170	633
Next PLC	United Kingdom	7,450	137
WPP Group PLC	United Kingdom	81,010	657

Total			3,022

Consumer Staples (7.2%)
Beiersdorf AG	Germany	300	19
Diageo PLC	United Kingdom	11,930	202
Groupe Danone	France	3,343	235
Heineken NV	Netherlands	8,450	341
Japan Tobacco, Inc.	Japan	87	328
Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	58,840	256
Nestle SA	Switzerland	21,105	912
Unilever NV	Netherlands	19,750	558

Total			2,851

Energy (14.1%)
ChevronTexaco Corp.	United States	2,520	208
Drax Group PLC	United Kingdom	10,155	136
E.ON AG	Germany	23,948	1,213
Eni SPA	Italy	19,130	501
Gazprom, ADR	Russia	5,680	178
GDF Suez	France	9,915	509
Inpex Corp.	Japan	32	277
NTPC, Ltd.	India	46,597	174
Petroleo Brasileiro SA, ADR	Brazil	3,440	151
Royal Dutch Shell PLC - Class A	United Kingdom	16,360	473
Saipem SPA	Italy	4,450	132
StatoilHydro ASA	Norway	26,270	621
* Suez Environnement SA	France	1,242	31
* Suez Environnement SA - Rights	France	2	—	(m)
Talisman Energy, Inc.	Canada	7,960	112
Total SA	France	13,670	819
Vallourec SA	France	320	70

Total			5,605

Financials (25.3%)
Aeon Credit Service Co., Ltd.	Japan	25,100	253
Anglo Irish Bank Corp. PLC	Ireland	45,200	245
Axa	France	26,720	861
Bank of Communications Co., Ltd.	China	474,000	434
Bank of Cyprus Public Co., Ltd.	Greece	44,800	358
Barclays PLC	United Kingdom	112,524	684
BNP Paribas	France	11,740	1,091
BOC Hong Kong Holdings, Ltd.	Hong Kong	260,500	464
Capitaland, Ltd.	Singapore	106,000	231
The Chiba Bank, Ltd.	Japan	37,000	191
* CSU Cardsystem SA	Brazil	15,830	24
Daiwa Securities Group, Inc.	Japan	73,000	523
DBS Group Holdings, Ltd.	Singapore	49,000	579
Erste Group Bank AG	Austria	8,909	432
* Fortis	Belgium	9,300	—	(m)
Julius Baer Holding AG	Switzerland	5,193	255
Sino Land Co., Ltd.	Hong Kong	172,000	194
Standard Bank Group, Ltd.	South Africa	23,146	266
Standard Chartered PLC	United Kingdom	20,320	494
Sumitomo Mitsui Financial Group, Inc.	Japan	95	595
UBI Banca - Unione di Banche Italiane SCpA	Italy	31,708	688
Unibanco - Uniao de Bancos Brasileiros SA	Brazil	5,110	516
UniCredit SPA	Italy	193,056	713

Total			10,091

Health Care (8.5%)
* Actelion, Ltd.	Switzerland	4,831	247
Astellas Pharma, Inc.	Japan	8,500	357
Bayer AG	Germany	7,320	534
Merck KGaA	Germany	5,570	598
Novartis AG	Switzerland	10,350	541
Roche Holding AG	Switzerland	7,010	1,094

Total			3,371

Information Technology (7.8%)
Acer, Inc.	Taiwan	72,000	123
Bunzl PLC	United Kingdom	19,050	223
HCL Technologies, Ltd.	India	15,990	68
Konica Minolta Holdings, Inc.	Japan	17,000	196

Koninklijke (Royal) Philips Electronics NV	Netherlands	8,600	235
Mitsubishi Corp.	Japan	11,900	248
Mitsui & Co., Ltd.	Japan	6,000	74
Nokia OYJ	Finland	24,160	450
Ricoh Co., Ltd.	Japan	38,000	528
Samsung Electronics Co., Ltd.	South Korea	581	268
Satyam Computer Services, Ltd.	India	46,220	293
Tokyo Electron, Ltd.	Japan	4,800	214
Universo Online SA - UOL	Brazil	24,200	93
Venture Corp., Ltd.	Singapore	14,000	76

Total			3,089

Telecommunication Services (6.1%)
America Movil SAB de CV, ADR - Series L	Mexico	9,560	443
KDDI Corp.	Japan	45	252
Rogers Communications, Inc. - Class B	Canada	5,000	162
Telefonica SA	Spain	33,600	795
Vodafone Group PLC	United Kingdom	357,610	790

Total			2,442

Total Foreign Common Stocks (Cost: $50,692)			39,195

Total Investments (98.5%) (Cost $50,692)(a)			39,195

Other Assets, Less Liabilities (1.5%)			600

Net Assets (100.0%)			39,795

*	Non-Income Producing

ADR after the name of a security represents – American Depositary Receipt.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $50,692 and the net unrealized depreciation of investments based on that cost was $11,584 which is comprised of $87 aggregate gross unrealized appreciation and $11,593 aggregate gross unrealized depreciation.

Investment Percentage by Country is based on Net Assets:

Japan	14.8%
United Kingdom	13.5%
France	12.3%
Germany	9.6%
Switzerland	8.6%
Netherlands	5.3%
Italy	5.1%
Other	30.8%

Total	100.0%

(l)	As of September 30, 2008, portfolio securities with an aggregate market value of $35,975 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(m)	Amount is less than one thousand.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$3,400	$—
Level 2 – Other significant observable inputs	35,795	—
Level 3 – Significant unobservable inputs	—	—

Total	39,195	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. On September 30, 2008, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

International Equity Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Foreign Common Stocks (97.6%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (12.9%)
Accor SA	France	173,000	9,103
Bayerische Motoren Werke AG	Germany	380,920	14,857
British Sky Broadcasting Group PLC	United Kingdom	1,864,690	13,867
Burberry Group PLC	United Kingdom	738,190	5,173
Compagnie Generale des Etablissements Michelin	France	260,200	17,072
Compass Group PLC	United Kingdom	2,915,350	18,151
GKN PLC	United Kingdom	2,091,540	7,356
Hyundai Motor Co.	South Korea	264,580	16,692
Kingfisher PLC	United Kingdom	3,825,490	9,071
Mediaset SPA	Italy	1,497,610	9,488
NGK Spark Plug Co., Ltd.	Japan	550,000	5,360
Pearson PLC	United Kingdom	697,770	7,541
Reed Elsevier NV	Netherlands	558,652	8,281
Sony Corp.	Japan	323,400	10,001
* Thomson	France	1,088,780	3,897
Valeo SA	France	135,280	4,120
Wolters Kluwer NV	Netherlands	166,630	3,339
Yell Group PLC	United Kingdom	1,590,550	2,218
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	Portugal	89,113	651

Total			166,238

Consumer Staples (3.2%)
Cadbury PLC	United Kingdom	1,534,097	15,448
Nestle SA	Switzerland	389,800	16,859
Unilever PLC	United Kingdom	348,295	9,455

Total			41,762

Energy (7.6%)
BP PLC	United Kingdom	1,866,830	15,541
China Shenhua Energy Co., Ltd.	China	1,578,500	3,804
Eni SPA	Italy	414,535	10,855
OAO Gazprom, ADR	Russia	368,660	11,539
Repsol YPF SA	Spain	493,680	14,526
Royal Dutch Shell PLC - Class B	United Kingdom	704,315	19,980
SBM Offshore NV	Netherlands	451,200	9,541
Total SA	France	205,958	12,346

Total			98,132

Financials (19.8%)
ACE, Ltd.	United States	234,580	12,698
Australia and New Zealand Banking Group, Ltd.	Australia	89,588	1,385
Aviva PLC	United Kingdom	1,715,770	14,923
Axa	France	512,174	16,508
Banco Santander SA	Spain	906,009	13,393
Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	11,740
DBS Group Holdings, Ltd.	Singapore	1,192,000	14,093
HSBC Holdings PLC	United Kingdom	1,474,937	23,279
ING Groep NV	Netherlands	683,040	14,356
(n) Kookmin Bank	South Korea	226,500	10,079
Lloyds TSB Group PLC	United Kingdom	1,165,150	4,847

Mitsubishi UFJ Financial Group, Inc.	Japan	565,000	4,898
Mitsubishi UFJ Financial Group, Inc., ADR	Japan	222,000	1,940
National Australia Bank, Ltd.	Australia	514,532	10,457
Nomura Holdings, Inc.	Japan	332,400	4,290
Nordea Bank AB	Sweden	1,536,530	18,439
Old Mutual PLC	United Kingdom	4,953,850	6,926
Royal Bank of Scotland Group PLC	United Kingdom	3,000,044	9,938
Sompo Japan Insurance, Inc.	Japan	1,103,000	9,272
Standard Chartered PLC	United Kingdom	370,360	8,996
Swire Pacific, Ltd.	Hong Kong	1,276,500	11,251
Swiss Re	Switzerland	180,212	10,065
* UBS AG	Switzerland	1,015,136	17,549
UniCredit SPA	Italy	860,800	3,180

Total			254,502

Health Care (8.8%)
* Agfa Gevaert NV	Belgium	291,272	1,829
Celesio AG	Germany	261,230	11,461
GlaxoSmithKline PLC	United Kingdom	621,430	13,426
Lonza Group AG	Switzerland	162,050	20,153
Merck KGaA	Germany	154,300	16,565
Norvartis AG	Switzerland	424,920	22,225
Olympus Corp.	Japan	236,500	6,915
Sanofi-Aventis	France	164,625	10,788
Takeda Pharmaceutical Co., Ltd.	Japan	208,500	10,501

Total			113,863

Industrials (14.0%)
Atlas Copco AB	Sweden	1,330,560	15,243
BAE Systems PLC	United Kingdom	3,411,020	25,033
BYD Co., Ltd.	China	3,163,000	5,260
Deutsche Post AG	Germany	935,380	19,731
Empresa Brasileira de Aeronautica SA, ADR	Brazil	416,340	11,245
Hutchison Whampoa, Ltd.	Hong Kong	1,826,000	13,901
Koninklijke (Royal) Philips Electronics NV	Netherlands	449,135	12,298
Niscayah Group AB	Sweden	652,300	930
Qantas Airways, Ltd.	Australia	2,552,550	6,467
Rentokil Initial PLC	United Kingdom	2,672,940	3,297
* Rolls-Royce Group PLC	United Kingdom	1,916,990	11,510
Securitas AB - Class B	Sweden	652,300	7,373
* Shanghai Electric Group Co., Ltd.	China	23,038,000	6,929
Siemens AG, ADR	Germany	199,230	18,706
Smiths Group PLC	United Kingdom	320,326	5,782
* Suez Environnement SA	France	78,727	1,938
* Vestas Wind Systems A/S	Denmark	167,380	14,571

Total			180,214

Information Technology (9.4%)
* Check Point Software Technologies, Ltd.	Israel	387,430	8,810
Compal Electronics, Inc.	Taiwan	6,035,398	4,361
FUJIFILM Holdings Corp.	Japan	159,300	4,128
Hitachi, Ltd.	Japan	1,198,000	8,238
* Infineon Technologies AG	Germany	1,122,690	6,345
Lite-On Technology Corp.	Taiwan	3,467,876	2,985
Mabuchi Motor Co., Ltd.	Japan	168,400	7,663
Nintendo Co., Ltd.	Japan	39,300	16,360
Samsung Electronics Co., Ltd.	South Korea	46,140	21,247
SAP AG	Germany	261,040	14,017
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	10,165,997	16,716
Toshiba Corp.	Japan	2,350,000	10,148

Total			121,018

Materials (4.5%)
Akzo Nobel NV	Netherlands	111,700	5,286
Alumina, Ltd.	Australia	1,908,930	4,798
BASF SE	Germany	218,600	10,476
Companhia Vale do Rio Doce, ADR	Brazil	881,000	15,593
* Domtar Corp.	United States	1,006,610	4,720
* Norske Skogindustrier ASA	Norway	978,371	3,947
Stora Enso OYJ - Class R	Finland	658,140	6,491
UPM-Kymmene OYJ	Finland	394,760	6,209

Total			57,520

Telecommunication Services (11.8%)
China Telecom Corp., Ltd.	China	17,338,000	7,064
Chunghwa Telecom Co. Ltd., ADR	Taiwan	301,430	7,135
France Telecom SA	France	756,770	21,193
KT Corp., ADR	South Korea	385,100	6,466
Nippon Telegraph and Telephone Corp.	Japan	1,930	8,597
Portugal Telecom SGPS SA	Portugal	632,670	6,328
SK Telecom Co., Ltd.	South Korea	322,890	6,077
Telefonica SA, ADR	Spain	395,838	28,298
Telefonos de Mexico SAB de CV, ADR	Mexico	514,688	13,253
Telenor ASA	Norway	1,208,610	14,859
Telmex Internacional SAB de CV, ADR	Mexico	514,688	6,691
Turkcell Iletisim Hizmetleri AS	Turkey	1,315,060	8,072
Vodafone Group PLC	United Kingdom	8,017,483	17,712

Total			151,745

Utilities (5.6%)
E.ON AG	Germany	440,100	22,288
Electricite de France	France	258,050	18,504
GDF Suez	France	300,594	15,446
Iberdrola SA	Spain	682,240	6,858
Korea Electric Power Corp.	South Korea	365,650	9,152

Total			72,248

Total Foreign Common Stocks (Cost: $1,195,230)			1,257,242

Money Market Investments (1.3%)
Finance Services (0.8%)
Alpine Securitization Corp., 6.50%, 10/1/08	United States	10,000,000	10,000

Total			10,000

Short Term Business Credit (0.5%)
Sheffield Receivables Corp., 2.60%, 10/8/08	United States	6,400,000	6,397

Total			6,397

Total Money Market Investments (Cost: $16,397)			16,397

Total Investments (98.9%) (Cost $1,211,627)(a)			1,273,639

Other Assets, Less Liabilities (1.1%)			14,237

Net Assets (100.0%)			1,287,876

*	Non-Income Producing

ADR after the name of a security represents – American Depositary Receipt.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $1,211,627 and the net unrealized appreciation of investments based on that cost was $62,012 which is comprised of $288,144 aggregate gross unrealized appreciation and $226,132 aggregate gross unrealized depreciation.

Investment Percentage by Country is based on Net Assets:

United Kingdom	20.9%
Germany	10.4%
France	10.2%
Japan	8.4%
Switzerland	6.7%
South Korea	5.4%
Other	38.0%

Total	100.0%

(l)	As of September 30, 2008, portfolio securities with an aggregate value of $1,118,957 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(n)	At September 30, 2008, portfolio securities with an aggregate market value of $10,079 (in thousands) were fair valued with reference to securities whose prices are more readily obtainable.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$153,172	$—
Level 2 – Other significant observable inputs	1,120,467	—
Level 3 – Significant unobservable inputs	—	—

Total	1,273,639	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. On September 30, 2008, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Emerging Markets Equity Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Foreign Common Stocks (98.0%)	Country	Shares/ $ Par	Value $ (000’s)
Capital Goods (19.4%)
Anglo American PLC	United Kingdom	15,850	530
ArcelorMittal South Africa, Ltd.	South Africa	20,387	410
Asiatic Development Bhd	Malaysia	202,700	274
Bharat Heavy Electricals, Ltd.	India	80	3
China COSCO Holdings Co., Ltd.	China	170,000	155
Companhia Vale do Rio Doce, ADR	Brazil	179,900	3,446
Corporacion Moctezuma SAB de CV	Mexico	232,200	526
* Desarrolladora Homex SA de CV, ADR	Mexico	9,360	414
Duratex SA	Brazil	24,900	294
Evraz Group SA	Russia	5,190	196
Grupo Mexico SAB de CV	Mexico	581,188	611
Impala Platinum Holdings, Ltd.	South Africa	27,970	568
IOI Corp. Bhd	Malaysia	207,500	255
Israel Chemicals, Ltd.	Israel	30,970	470
KGHM Polska Miedz SA	Poland	11,260	237
Larsen & Toubro, Ltd.	India	7,295	385
LG Chem, Ltd.	South Korea	7,570	596
Makhteshim-Agan Industries, Ltd.	Israel	66,270	435
Mechel, ADR	Russia	15,700	282
Mining And Metallurgical Co. Norilsk Nickel, ADR	Russia	47,790	631
Novolipetsk Steel OJSC	Russia	10,900	202
Orascom Construction Industries	Egypt	4,617	266
Pretoria Portland Cement Co., Ltd.	South Africa	105,534	403
PT Astra International Tbk	Indonesia	207,500	372
PT International Nickel Indonesia Tbk	Indonesia	668,000	215
* SARE Holding SAB de CV - Class B	Mexico	465,400	187
The Siam Cement Public Co., Ltd.	Thailand	114,800	460
Southern Copper Corp.	United States	18,540	354
Usinas Siderurgicas de Minas Gerais SA	Brazil	16,800	358

Total			13,535

Consumer Cyclical (3.1%)
Genting Bhd	Malaysia	278,400	429
Grupo Aeroportuario del Centro Norte SAB de CV	Mexico	229,800	347
Grupo Aeroportuario del Pacifico SAB de CV, ADR	Mexico	16,500	422
Grupo Televisa SA, ADR	Mexico	31,000	677
Stella International Holdings, Ltd.	China	287,000	308

Total			2,183

Consumer Staples (4.6%)
Cherkizovo Group OJSC	Russia	35,150	278
Companhia de Bebidas das Americas, ADR	Brazil	10,550	575
Grupo Continental SAB	Mexico	216,470	464
KT&G Corp.	South Korea	5,427	404
Natura Cosmeticos SA	Brazil	58,900	573
PT Hanjaya Mandala Sampoerna Tbk	Indonesia	263,000	284
Tiger Brands, Ltd.	South Africa	16,270	281
Tradewinds (Malaysia) Bhd	Malaysia	397,300	365

Total			3,224

Energy (25.3%)
CEZ	Czech Republic	18,120	1,115
China Oilfield Services, Ltd.	China	366,000	339
Cia Paranaense de Energia, ADR	Brazil	23,870	327
CNOOC, Ltd.	China	909,000	1,043
Eletropaulo Metropolitana SA	Brazil	54,760	763
Enersis SA, ADR	Chile	25,450	415
Gail India, Ltd.	India	52,390	464
LUKOIL, ADR	Russia	27,930	1,634
Manila Water Co., Inc.	Philippines	2,998,000	1,060
OAO Gazprom, ADR	Russia	102,300	3,202
Oil and Natural Gas Corp., Ltd.	India	14,661	329
Petroleo Brasileiro SA, ADR	Brazil	119,270	5,241
PT Bumi Resources Tbk	Indonesia	986,500	326
PTT Exploration and Production PCL	Thailand	97,200	365
Rosneft Oil Co.	Russia	77,200	519
Tupras-Turkiye Petrol Rafine AS	Turkey	21,502	395

Total			17,537

Financials (15.4%)
Akbank TAS	Turkey	80,050	409
Ayala Land, Inc.	Philippines	1,992,600	399
Banco Itau Holding Financeira SA, ADR	Brazil	64,470	1,129
Banco Santander Chile SA, ADR	Chile	9,910	424
Bank of Communications Co., Ltd.	China	377,000	345
Bank Pekao SA	Poland	6,430	455
Bumiputra-Commerce Holdings Bhd	Malaysia	120,600	271
Capitaland, Ltd.	Singapore	106,000	231
Cathay Financial Holding Co., Ltd.	Taiwan	312,750	439
China Construction Bank Corp. - Class H	China	1,606,000	1,067
China Merchants Bank Co., Ltd.	China	158,000	374
* CSU Cardsystem SA	Brazil	137,410	206
First Financial Holding Co., Ltd.	Taiwan	588,888	371
Grupo Financiero Banorte SAB de CV - Class O	Mexico	109,400	349
(n) OTP Bank Nyrt	Hungary	26,170	474
PT Bank Central Asia Tbk	Indonesia	1,119,500	369
PT Bank Rakyat Indonesia	Indonesia	545,500	308
Redecard SA	Brazil	35,400	463
(n) Siam Commercial Bank PCL	Thailand	199,200	419
Soho China, Ltd.	China	922,000	313
Standard Bank Group, Ltd.	South Africa	64,805	744
* Turkiye Garanti Bankasi AS	Turkey	215,570	514
Unibanco - Uniao de Bancos Brasileiros SA	Brazil	6,650	671

Total			10,744

Health Care (4.0%)
* Adcock Ingram Holdings, Ltd.	South Africa	16,350	67
* Genomma Lab Internacional SA - Class B	Mexico	327,900	420
OdontoPrev SA	Brazil	21,300	319
Teva Pharmaceutical Industries, Ltd., ADR	Israel	43,800	2,005

Total			2,811

Information Technology (15.0%)
Acer, Inc.	Taiwan	237,000	405
AU Optronics Corp.	Taiwan	398,799	450
Chi Mei Optoelectronics Corp.	Taiwan	425,000	277
Delek Automotive Systems, Ltd.	Israel	36,762	363
Delta Electronics, Inc.	Taiwan	175,420	455
HTC Corp.	Taiwan	33,370	519
Innolux Display Corp.	Taiwan	214,782	291
LG Display Co., Ltd., ADR	South Korea	25,300	321
LPS Brasil - Consultoria de Imoveis SA	Brazil	34,318	238
MediaTek, Inc.	Taiwan	56,550	591

Samsung Electronics Co., Ltd.	South Korea	6,935	3,192
Satyam Computer Services, Ltd.	India	39,210	248
Siliconware Precision Industries Co.	Taiwan	61,540	355
Sime Darby Bhd	Malaysia	142,200	274
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	623,120	1,025
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	120,874	1,133
Universo Online SA - UOL	Brazil	85,200	327

Total			10,464

Telecommunication Services (11.2%)
(n) AS Eesti Telekom OJSC	Estonia	14,880	396
China Mobile Ltd., ADR	Hong Kong	18,400	921
China Mobile, Ltd.	China	207,500	2,078
China Unicom Ltd., ADR	China	23,430	354
Chunghwa Telecom Co., Ltd.	Taiwan	321,909	754
Egyptian Co. for Mobile Services	Egypt	14,650	285
Globe Telecom, Inc.	Philippines	14,580	321
Mobile TeleSystems OJSC, ADR	Russia	15,260	855
MTN Group, Ltd.	South Africa	88,630	1,255
PT Telekomunikasi Indonesia Tbk	Indonesia	766,500	576

Total			7,795

Total Foreign Common Stocks (Cost: $89,028)			68,293

Money Market Investments (1.9%)
Autos (1.9%)
Toyota Motor Credit Corp., 5.00%, 10/1/08	United States	1,301,000	1,301

Total Money Market Investments (Cost: $1,301)			1,301

Total Investments (99.9%) (Cost $90,329)(a)			69,594

Other Assets, Less Liabilities (0.1%)			101

Net Assets (100.0%)			69,695

*	Non-Income Producing

ADR after the name of a security represents – American Depositary Receipt.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $90,329 and the net unrealized depreciation of investments based on that cost was $20,735 which is comprised of $1,520 aggregate gross unrealized appreciation and $22,255 aggregate gross unrealized depreciation.

Investment Percentage by Country is based on Net Assets:

Brazil	21.4%
Russia	10.2%
Taiwan	10.1%
China	9.2%
South Korea	6.5%
Mexico	6.3%
South Africa	5.4%
Other	30.9%

Total	100.0%

(h)	Forward foreign currency contract outstanding September 30, 2008:

Type		Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized Depreciation (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	TRY	853	5/09	$121	$—	$121
Sell	TRY	853	5/09	—	(126)	(126)

						5

TRY – New Turkish Lear

(l)	As of September 30, 2008, portfolio securities with an aggregate market value of $36,418 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(n)	At September 30, 2008 portfolio securities with an aggregate market value of $1,293 (in thousands) were valued with reference to securities whose prices are more readily obtainable.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$33,847	$—
Level 2 – Other significant observable inputs	35,747	5
Level 3 – Significant unobservable inputs	—	—

Total	69,594	5

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Money Market Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)
Aircraft (0.9%)
Textron, Inc., 6.00%, 10/9/08	5,000,000	4,993

Total		4,993

Asset-Backed Securities (0.3%)
Capital Auto Receivables Asset Trust, Series 2008-1, Class A1, 3.386%, 2/17/09 144A	728,304	728
Daimler Chrysler Auto Trust, Series 2008-A, Class A1, 3.152%, 3/9/09 144A	928,149	928

Total		1,656

Autos (15.7%)
American Honda Finance Corp., 2.889%, 1/8/09 144A	9,300,000	9,300
American Honda Finance Corp., 2.924%, 5/5/09 144A	4,670,000	4,670
American Honda Finance Corp., 2.961%, 8/26/09 144A	5,300,000	5,300
DaimlerChrysler Revolving Auto Conduit LLC, 4.25%, 10/1/08	8,000,000	8,000
DaimlerChrysler Revolving Auto Conduit LLC, 4.25%, 10/8/08	14,000,000	13,990
Fcar Owner Trust, 3.00%, 10/28/08	6,000,000	5,987
Fcar Owner Trust, 3.02%, 10/15/08	5,000,000	4,994
Fcar Owner Trust, 3.05%, 11/17/08	7,000,000	6,972
Fcar Owner Trust, 3.10%, 11/4/08	4,000,000	3,988
New Center Asset Trust LLC, 3.00%, 10/8/08	10,000,000	9,994
New Center Asset Trust LLC, 7.00%, 10/1/08	13,000,000	13,001

Total		86,196

Commercial Banks Non-US (12.0%)
Bank of Scotland PLC, 2.487%, 5/8/09	3,400,000	3,400
Barclays Bank PLC New York, 3.06%, 2/27/09	10,100,000	10,100
Barclays US Funding LLC, 2.70%, 11/10/08	6,000,000	5,982
Barclays US Funding LLC, 4.40%, 10/30/08	5,000,000	4,982
Royal Bank of Canada, 2.52%, 10/24/08	5,000,000	4,992
Royal Bank of Canada, 2.83%, 10/20/08	10,000,000	9,985
Royal Bank of Canada/New York NY, 5.29%, 2/2/09	5,000,000	5,046
UBS AG Stamford Branch, 2.478%, 4/19/09	4,465,000	4,465
UBS Finance Delaware LLC, 2.60%, 10/17/08	7,000,000	6,992
UBS Finance Delaware LLC, 3.00%, 10/1/08	10,000,000	10,000

Total		65,944

Federal Government & Agencies (4.1%)
Federal Home Loan Mortgage Co., 2.57%, 12/23/08	22,700,000	22,565

Total		22,565

Finance Lessors (13.0%)
(r) International Lease Finance Corp., 3.50%, 4/1/09	6,560,000	5,899
Ranger Funding Co. LLC, 2.45%, 10/16/08	5,000,000	4,995
Ranger Funding Co. LLC, 2.67%, 10/21/08	7,000,000	6,990
Ranger Funding Co. LLC, 2.72%, 12/9/08	5,000,000	4,974
Ranger Funding Co. LLC, 4.00%, 10/3/08	5,000,000	4,999
Thunder Bay Funding LLC, 2.76%, 10/15/08	7,000,000	6,992

Thunder Bay Funding LLC, 2.78%, 10/1/08	5,000,000	5,000
Thunder Bay Funding LLC, 3.75%, 10/23/08	10,000,000	9,977
Windmill Funding Corp., 2.68%, 11/5/08	7,000,000	6,982
Windmill Funding Corp., 2.68%, 11/6/08	5,000,000	4,987
Windmill Funding Corp., 4.05%, 10/14/08	10,000,000	9,985

Total		71,780

Finance Services (19.2%)
Alpine Securitization Corp., 2.48%, 10/7/08	7,000,000	6,997
Alpine Securitization Corp., 2.48%, 10/9/08	10,000,000	9,994
Alpine Securitization Corp., 3.00%, 10/6/08	5,000,000	4,998
(r) Associates Corp. of North America, 8.55%, 7/15/09	7,010,000	6,911
Barton Capital LLC, 2.73%, 10/3/08	16,000,000	15,997
Barton Capital LLC, 3.75%, 11/7/08	6,000,000	5,977
Bryant Park Funding LLC, 2.55%, 10/15/08	6,000,000	5,994
Bryant Park Funding LLC, 3.25%, 10/17/08	6,000,000	5,991
Bryant Park Funding LLC, 3.90%, 10/29/08	10,000,000	9,970
Caterpillar Financial Services Corp., 2.887%, 3/10/09	10,970,000	10,971
Ciesco LLC, 2.63%, 10/23/08	10,000,000	9,984
Ciesco LLC, 2.75%, 10/7/08	7,000,000	6,997
Ciesco LLC, 3.75%, 10/21/08	5,000,000	4,990

Total		105,771

Miscellaneous Business Credit Institutions (7.7%)
General Electric Capital Corp., 2.30%, 10/20/08	10,000,000	9,988
General Electric Capital Corp., 2.556%, 2/2/09	10,700,000	10,701
Park Avenue Receivables Corp., 2.60%, 11/3/08	8,000,000	7,981
Park Avenue Receivables Corp., 3.40%, 10/22/08	8,000,000	7,984
Park Avenue Receivables Corp., 4.00%, 10/14/08	6,000,000	5,991

Total		42,645

National Commercial Banks (7.6%)
Bank of America Corp., 2.38%, 10/2/08	5,000,000	5,000
Bank of America Corp., 2.52%, 10/6/08	10,000,000	9,997
Bank of America Corp., 2.66%, 10/14/08	7,000,000	6,993
Wells Fargo Co., 2.57%, 10/22/08	10,000,000	9,985
Wells Fargo Co., 2.68%, 10/10/08	10,000,000	9,993

Total		41,968

Personal Credit Institutions (8.0%)
American Express Bank FSB, 3.248%, 6/22/09	8,000,000	7,955
American Express Credit Corp., 2.65%, 10/16/08	8,000,000	7,991
American Express Credit Corp., 3.25%, 10/27/08	6,000,000	5,986
HSBC Finance Corp., 2.55%, 10/10/08	10,000,000	9,993
HSBC Finance Corp., 2.55%, 10/20/08	4,000,000	3,995
HSBC Finance Corp., 2.65%, 10/6/08	8,000,000	7,997

Total		43,917

Security Brokers and Dealers (3.4%)
The Goldman Sachs Group, Inc., 3.294%, 6/19/09	3,827,000	3,808
(r) The Goldman Sachs Group, Inc., 3.875%, 1/15/09	10,000,000	9,822
Morgan Stanley, 2.77%, 10/7/08	5,000,000	4,998

Total		18,628

Short Term Business Credit (8.0%)
Old Line Funding LLC, 2.74%, 10/1/08	10,000,000	10,000
Old Line Funding LLC, 2.75%, 10/2/08	12,000,000	11,999
Sheffield Receivables Corp., 2.64%, 10/24/08	10,000,000	9,983
Sheffield Receivables Corp., 2.75%, 10/9/08	7,000,000	6,996
Sheffield Receivables Corp., 4.00%, 10/2/08	5,000,000	4,999

Total		43,977

Other Investments (0.0%)
(q) Northwestern Mutual Life Insurance Co. Capital Support Agreement, 0.00%, 7/17/09	23,570,000	0

Total		0

Total Money Market Investments (Cost: $551,192)		550,040

Total Investments (99.9%) (Cost $551,192)		550,040

Other Assets, Less Liabilities (0.1%)		715

Net Assets (100.0%)		550,755

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008 the value of these securities (in thousands) was $20,926, representing 3.80% of the net assets.

(q)	On September 26, 2008, Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), the parent of the investment advisor for the Money Market Portfolio, entered into a capital support agreement with Northwestern Mutual Series Fund, Inc. on behalf of the Money Market Portfolio relating to three securities (“Covered Securities”) to assist the Portfolio in seeking to maintain a stable net asset value. Under the Agreement, Northwestern Mutual is obligated to make a capital contribution to the Money Market Portfolio if the Portfolio realizes losses on the Covered Securities through a sale, bankruptcy or other final payment, or exchange or restructuring of the Covered Security. The amount of the capital contribution would be the lower of (i) the amount necessary to maintain the Portfolio’s market-based net asset value per share at no less than $0.995, (ii) the loss incurred by the Portfolio as a result of the disposition of the Covered Security, or (iii) the aggregate maximum contribution amount set forth in the Agreement less any previous contribution made under the Agreement. The Agreement terminates upon the earlier to occur of (i) the repayment in full by the issuers of all Covered Securities, (ii) the payment by Northwestern Mutual, in the aggregate, of the maximum contribution amount in the Agreement ($23,570,000 representing the aggregate par value of the Covered Securities), and (iii) July 17, 2009.

(r)	Securities covered under the capital support agreement as of September 30, 2008:

Description	Maturity	Amortized Cost (000’s)	Market Value (000’s)	Market Value as a Percent of Net Assets
Associates Corp. of North America	7/15/09	$7,245	$6,911	1.25%
The Goldman Sachs Group, Inc.	1/15/09	10,022	9,822	1.78%
International Lease Finance Corp.	4/01/09	6,517	5,899	1.07%

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$—	$—
Level 2 – Other significant observable inputs	550,040	—
Level 3 – Significant unobservable inputs	—	—

Total	550,040	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. On September 30, 2008, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Short-Term Bond Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Corporate Bonds (25.3%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (1.1%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	250,000	254
L-3 Communications Corp., 7.625%, 6/15/12	250,000	246
Northrop Grumman Corp., 7.125%, 2/15/11	250,000	265

Total		765

Auto Manufacturing (0.7%)
Daimler Finance North America LLC, 5.75%, 9/8/11	250,000	247
Daimler Finance North America LLC, 7.20%, 9/1/09	250,000	252

Total		499

Banking (4.0%)
Bank of America Corp., 4.50%, 8/1/10	250,000	242
Bank of Scotland PLC, 5.625%, 7/20/09 144A	250,000	250
Barclays Bank PLC, 7.40%, 12/15/09	390,000	397
Citigroup, Inc., 6.50%, 8/19/13	200,000	178
JPMorgan Chase & Co., 4.75%, 5/1/13	250,000	233
Mellon Funding Corp., 3.25%, 4/1/09	185,000	182
National City Corp., 3.125%, 4/30/09	300,000	180
PNC Funding Corp., 7.50%, 11/1/09	250,000	247
U.S. Bancorp, 4.50%, 7/29/10	250,000	255
Wachovia Corp., 5.625%, 12/15/08	215,000	211
Wells Fargo Bank NA, 7.55%, 6/21/10	268,000	276

Total		2,651

Beverage/Bottling (0.4%)
Coca-Cola Enterprises, Inc., 5.75%, 11/1/08	250,000	250

Total		250

Cable/Media/Broadcasting/Satellite (1.1%)
CBS Corp., 7.70%, 7/30/10	250,000	257
Comcast Corp., 5.45%, 11/15/10	250,000	251
Viacom, Inc., 5.75%, 4/30/11	250,000	243

Total		751

Consumer Products (0.2%)
Colgate-Palmolive Co., 4.20%, 5/15/13	125,000	124

Total		124

Electric Utilities (4.3%)
Appalachian Power Co., 6.60%, 5/1/09	138,000	139
Consolidated Edison Co. of New York, 3.85%, 6/15/13	250,000	233
Consumers Energy Co., 4.80%, 2/17/09	250,000	250
The Detroit Edison Co., 6.125%, 10/1/10	250,000	255

Duke Energy Carolinas LLC, 4.50%, 4/1/10	250,000	252
Florida Power Corp., 4.50%, 6/1/10	250,000	252
Nevada Power Co., 6.50%, 4/15/12	250,000	253
Pacific Gas & Electric Co., 3.60%, 3/1/09	250,000	248
PacifiCorp, 5.45%, 9/15/13	250,000	247
PPL Electric Utilities Corp., 6.25%, 8/15/09	250,000	254
Public Service Co. of Colorado, 4.375%, 10/1/08	250,000	250
Virginia Electric and Power Co., 4.50%, 12/15/10	250,000	248

Total		2,881

Electronics (0.5%)
IBM International Group Capital LLC, 5.05%, 10/22/12	325,000	328

Total		328

Food Processors (0.4%)
Kraft Foods, Inc., 5.625%, 11/1/11	195,000	196
Kraft Foods, Inc., 6.25%, 6/1/12	55,000	55

Total		251

Gas Pipelines (0.7%)
Enterprise Products Operating LP, 4.625%, 10/15/09	250,000	245
Kinder Morgan Energy Partners, LP, 6.30%, 2/1/09	250,000	249

Total		494

Independent Finance (0.7%)
American General Finance Corp., 4.625%, 5/15/09	250,000	178
General Electric Capital Corp., 5.25%, 10/19/12	25,000	24
General Motors Acceptance Corp., LLC, 7.75%, 1/19/10	100,000	60
International Lease Finance Corp., 5.45%, 3/24/11	250,000	187

Total		449

Industrials - Other 0.3%)
D.R. Horton, Inc., 7.875%, 8/15/11	250,000	225

Total		225

Mortgage Banking (0.4%)
Countrywide Home Loans, Inc., 4.125%, 9/15/09	270,000	249
Residential Capital LLC, 9.625%, 5/15/15 144A	80,000	19

Total		268

Oil and Gas (1.5%)
Anadarko Finance Co., 6.75%, 5/1/11	250,000	256
Burlington Resources Finance Co., 6.40%, 8/15/11	250,000	259
Devon Financing Corp. ULC, 6.875%, 9/30/11	250,000	261
Tesoro Corp., 6.25%, 11/1/12	250,000	219

Total		995

Other Finance (0.1%)
Capmark Financial Group, Inc., 5.875%, 5/10/12	100,000	50

Total		50

Paper and Forest Products (0.7%)
International Paper Co., 4.00%, 4/1/10	250,000	243
Weyerhaeuser Co., 5.95%, 11/1/08	250,000	250

Total		493

Railroads (1.8%)
Burlington Northern Santa Fe Corp., 6.125%, 3/15/09	250,000	250
Canadian National Railway Co., 4.25%, 8/1/09	198,000	198
CSX Corp., 6.25%, 10/15/08	250,000	250
Norfolk Southern Corp., 6.75%, 2/15/11	237,000	247
Union Pacific Corp., 3.875%, 2/15/09	250,000	246

Total		1,191

Real Estate Investment Trusts (1.3%)
AvalonBay Communities, Inc., 7.50%, 8/1/09	390,000	392
Duke Realty LP, 5.625%, 8/15/11	250,000	244
Simon Property Group LP, 5.375%, 6/1/11	250,000	246

Total		882

Retail Food and Drug (0.7%)
CVS/Caremark Corp., 4.00%, 9/15/09	250,000	245
Safeway, Inc., 7.50%, 9/15/09	250,000	244

Total		489

Retail Stores (1.1%)
The Home Depot, Inc., 4.625%, 8/15/10	250,000	245
J.C. Penney Corp., Inc., 8.00%, 3/1/10	250,000	255
Macys Retail Holdings, Inc., 6.30%, 4/1/09	250,000	248

Total		748

Security Brokers and Dealers (1.0%)
Credit Suisse USA, Inc., 5.50%, 8/16/11	225,000	223
(d) Lehman Brothers Holdings, Inc., 4.50%, 7/26/10	250,000	31
Merrill Lynch & Co., Inc., 4.25%, 2/8/10	35,000	33
Merrill Lynch & Co., Inc., 4.79%, 8/4/10	215,000	203
Morgan Stanley, 5.05%, 1/21/11	250,000	180

Total		670

Telecommunications (1.9%)
AT&T, Inc., 4.125%, 9/15/09	293,000	290
Deutsche Telekom International Finance BV, 8.00%, 6/15/10	250,000	260
Rogers Wireless, Inc., 9.625%, 5/1/11	200,000	214
Sprint Capital Corp., 7.625%, 1/30/11	250,000	228
Vodafone Group PLC, 7.75%, 2/15/10	250,000	258

Total		1,250

Vehicle Parts (0.4%)
Johnson Controls, Inc., 5.25%, 1/15/11	250,000	253

Total		253

Total Corporate Bonds (Cost: $17,862)		16,957

Governments (27.9%)
Governments (27.9%)
Federal National Mortgage Association, 3.875%, 7/12/13	5,000,000	4,988
(f) United Kingdom Gilt, 4.75%, 6/7/10	500,000	899
US Treasury, 2.125%, 4/30/10	3,800,000	3,818
US Treasury, 2.375%, 8/31/10	4,900,000	4,938
US Treasury, 3.125%, 11/30/09	1,622,000	1,645
US Treasury, 3.125%, 8/31/13	175,000	176
US Treasury Inflation Index Bond, 0.875%, 4/15/10	2,321,780	2,281

Total Governments (Cost: $18,785)		18,745

Structured Products (42.5%)
Structured Products (42.5%)
Banc of America Mortgage Securities, Inc., Series 2004-G, Class 2A6, 4.648%, 8/25/34	2,000,000	1,965
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.476%, 1/25/36	785,769	687
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	539,339	540
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	709,886	743
Federal National Mortgage Association, 5.00%, 5/1/20	1,631,371	1,627
Federal National Mortgage Association, 6.00%, 8/1/22	1,775,168	1,810
Federal National Mortgage Association, 6.50%, 12/1/37	1,861,001	1,910
Federal National Mortgage Association, 6.50%, 9/1/38	350,000	359
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.179%, 12/15/31 144A	1,000,000	1,019
Honda Auto Receivables Owner Trust, Series 2005-6, Class A3, 4.85%, 10/19/09	154,501	155
John Deere Owner Trust, Series 2007-A, Class A4, 5.07%, 4/15/14	1,500,000	1,473
John Deere Owner Trust, Series 2008-A, Class A4, 4.89%, 3/16/15	1,000,000	965
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	1,500,000	1,505
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A2, 4.064%, 9/15/27	153,431	150
Morgan Stanley Capital I, Inc., Series 1998-XL2, Class B, 6.678%, 10/3/34	750,000	750
Morgan Stanley Capital I, Inc., Series 1998-XL2, Class C, 6.678%, 10/3/34	750,000	750
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class C, 6.80%, 3/15/31	1,000,000	998
Morgan Stanley Dean Witter Capital I, Inc., Series 2000-LIF2, Class A2, 7.20%, 10/15/33	195,287	198
Nissan Auto Receivables Owner Trust, Series 2005-C, Class A4, 4.31%, 3/15/11	641,416	639
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	963,000	950
Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 3.377%, 1/25/09	1,616,633	1,605
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 3.327%, 9/25/46	1,030,682	966
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 2.602%, 6/25/37	816,708	782
USAA Auto Owner Trust, Series 2008-2, Class A4, 5.16%, 11/15/13	1,000,000	955
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	3,450,000	3,382
WFS Financial Owner Trust, Series 2004-3, Class A4, 3.93%, 2/17/12	709,607	709
World Financial Properties, 6.91%, 9/1/13 144A	927,055	904

Total Structured Products (Cost: $28,910)		28,496

Money Market Investments (3.3%)
Energy (1.5%)
(b) Sempra Global, 6.15%, 10/3/08	1,000,000	999

Total		999

Federal Government & Agencies (0.3%)
Federal Home Loan Bank, 2.38%, 10/31/08	200,000	200

Total		200

Miscellaneous Business Credit Institutions (1.5%)
(b) Marathon Oil Corp., 6.50%, 10/14/08	1,000,000	998

Total		998

Total Money Market Investments (Cost: $2,197)		2,197

Total Investments (99.0%) (Cost $67,754)(a)		66,395

Other Assets, Less Liabilities (1.0%)		692

Net Assets (100.0%)		67,087

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008 the value of these securities (in thousands) was $4,901, representing 7.31% of the net assets.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $67,754 and the net unrealized depreciation of investments based on that cost was $1,359 which is comprised of $202 aggregate gross unrealized appreciation and $1,561 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Two Year Treasury Note (Long)	7	12/08	$5
(Total Notional Value at September 30, 2008, $1,489)

(d)	Defaulted Security

(f)	Foreign Bond

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$—	$5
Level 2 – Other significant observable inputs	66,395	—
Level 3 – Significant unobservable inputs	—	—

Total	66,395	5

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Municipal Bonds (0.1%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds (0.1%)
Indiana Finance Authority Facilities, Series 2006A, 12.00%, 9/1/41 RB, AMBAC	755,000	755

Total Municipal Bonds (Cost: $755)		755

Corporate Bonds (26.9%)
Aerospace/Defense (1.0%)
(b) BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	705,000	658
General Dynamics Corp., 4.25%, 5/15/13	890,000	885
L-3 Communications Corp., 6.375%, 10/15/15	3,050,000	2,806
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,051
Lockheed Martin Corp., 6.15%, 9/1/36	735,000	700
Lockheed Martin Corp., 7.65%, 5/1/16	875,000	977
Raytheon Co., 5.50%, 11/15/12	3,680,000	3,751

Total		10,828

Auto Manufacturing (0.2%)
Daimler Finance North America LLC, 5.75%, 5/18/09	1,940,000	1,942
Daimler Finance North America LLC, 8.50%, 1/18/31	240,000	241

Total		2,183

Banking (3.0%)
(b) BA Covered Bond Issuer, 5.50%, 6/14/12 144A	2,505,000	2,570
(b) Bank of America Corp., 5.42%, 3/15/17	415,000	330
(b) Bank of America Corp., 5.65%, 5/1/18	2,000,000	1,685
(b) Bank of America Corp., 8.00%, 12/29/49	2,210,000	1,750
(b) The Bank of New York Mellon Corp., 4.95%, 11/1/12	630,000	599
(b) Bank One Corp., 5.25%, 1/30/13	2,835,000	2,677
(b) Barclays Bank PLC, 7.70%, 4/26/49 144A	300,000	264
(b) BNP Paribas, 7.195%, 6/29/49 144A	200,000	139
Citigroup Capital XXI, 8.30%, 12/21/57	555,000	414
(b) Citigroup, Inc., 5.125%, 5/5/14	1,645,000	1,352
(b) Citigroup, Inc., 6.125%, 11/21/17	1,315,000	1,114
(b) Citigroup, Inc., 6.125%, 5/15/18	1,095,000	907
(b) Citigroup, Inc., 8.40%, 4/29/49	395,000	269
Credit Agricole SA/London, 6.637%, 5/31/17 144A	220,000	148
Credit Suisse Guernsey, Ltd., 5.86%, 5/29/49	85,000	64
Credit Suisse/New York NY, 5.00%, 5/15/13	2,305,000	2,136
Credit Suisse/New York NY, 6.00%, 2/15/18	1,335,000	1,163
Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/16 144A	815,000	624
Fifth Third Bancorp, 8.25%, 3/1/38	500,000	379
HSBC Holdings PLC, 6.80%, 6/1/38	910,000	771
JPMorgan Chase & Co., 7.90%, 4/30/18	1,350,000	1,137
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	1,770,000	1,609
Mellon Bank NA, 5.45%, 4/1/16	940,000	851
The Northern Trust Co., 5.85%, 11/9/17	250,000	241
The Northern Trust Co., 6.50%, 8/15/18	665,000	678
Northern Trust Corp., 5.30%, 8/29/11	580,000	590
PNC Funding Corp., 5.625%, 2/1/17	490,000	434
(o) State Street Bank and Trust Co., 5.30%, 1/15/16	1,385,000	1,259
U.S. Bank National Association, 4.80%, 4/15/15	2,155,000	2,094

UnionBanCal Corp., 5.25%, 12/16/13	565,000	537
Wachovia Bank NA, 6.60%, 1/15/38	435,000	258
Wachovia Corp., 5.35%, 3/15/11	950,000	801
Wachovia Corp., 7.98%, 3/15/18	250,000	104
(d) Washington Mutual Bank/Henderson NV, 5.95%, 5/20/13	770,000	1
Wells Fargo & Co., 5.625%, 12/11/17	195,000	179
Wells Fargo Bank NA, 5.75%, 5/16/16	530,000	491
Wells Fargo Capital XIII, 7.70%, 12/29/19	2,525,000	2,202
Zions Bancorporation, 5.50%, 11/16/15	1,520,000	867

Total		33,688

Beverage/Bottling (1.2%)
(b) Anheuser-Busch Companies, Inc., 4.50%, 4/1/18	40,000	32
(b) Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	200,000	148
(b) Anheuser-Busch Companies, Inc., 9.00%, 12/1/09	3,025,000	3,081
(b) Bottling Group LLC, 4.625%, 11/15/12	380,000	374
(b) Bottling Group LLC, 5.50%, 4/1/16	2,815,000	2,789
The Coca-Cola Co., 5.35%, 11/15/17	910,000	900
Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,086
Diageo Capital PLC, 4.375%, 5/3/10	420,000	423
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18 144A	645,000	623
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38 144A	130,000	125
PepsiCo, Inc., 4.65%, 2/15/13	385,000	391
PepsiCo, Inc., 5.00%, 6/1/18	205,000	198
SABMiller PLC, 6.20%, 7/1/11 144A	2,965,000	3,039

Total		13,209

Building Products (0.1%)
(b) CRH America, Inc., 6.00%, 9/30/16	575,000	495
(b) CRH America, Inc., 8.125%, 7/15/18	385,000	378

Total		873

Cable/Media/Broadcasting/Satellite (1.2%)
CBS Corp., 6.625%, 5/15/11	330,000	321
Comcast Corp., 5.90%, 3/15/16	1,945,000	1,783
Comcast Corp., 6.40%, 5/15/38	555,000	444
Comcast Corp., 6.50%, 11/15/35	175,000	146
Cox Communications, Inc., 4.625%, 1/15/10	565,000	557
Historic TW, Inc., 6.625%, 5/15/29	430,000	343
Historic TW, Inc., 6.875%, 6/15/18	180,000	160
Rogers Cable, Inc., 5.50%, 3/15/14	3,450,000	3,187
Rogers Cable, Inc., 6.25%, 6/15/13	155,000	155
TCI Communications, Inc., 8.75%, 8/1/15	735,000	781
Time Warner Cable, Inc., 5.40%, 7/2/12	530,000	504
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	729
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	684
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,500,000	1,571
Time Warner, Inc., 5.50%, 11/15/11	1,000,000	960
Viacom, Inc., 5.75%, 4/30/11	765,000	743
Viacom, Inc., 6.125%, 10/5/17	190,000	172

Total		13,240

Chemicals (0.0%)
The Dow Chemical Co., 5.70%, 5/15/18	130,000	120
Monsanto Co., 5.125%, 4/15/18	130,000	123

Total		243

Conglomerate/Diversified Manufacturing (0.3%)
General Electric Co., 5.00%, 2/1/13	1,900,000	1,750
Honeywell International, Inc., 5.30%, 3/1/18	1,000,000	941
United Technologies Corp., 4.875%, 5/1/15	250,000	246
United Technologies Corp., 6.35%, 3/1/11	770,000	815

Total		3,752

Consumer Products (0.4%)
The Clorox Co., 4.20%, 1/15/10	1,750,000	1,729
The Clorox Co., 5.00%, 3/1/13	1,000,000	971
Colgate-Palmolive Co., 4.20%, 5/15/13	700,000	696
Fortune Brands, Inc., 5.375%, 1/15/16	490,000	445
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	428

Total		4,269

Electric Utilities (4.7%)
(b) AEP Texas Central Co., 6.65%, 2/15/33	575,000	512
(b) American Electric Power Co., Inc., 5.25%, 6/1/15	1,000,000	917
(b) Bruce Mansfield Unit, 6.85%, 6/1/34	415,000	432
(b) Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	308
(b) Carolina Power & Light, Inc., 6.50%, 7/15/12	255,000	263
(b) CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	200,000	194
(b) CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	210,000	191
(b) CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	107
(b) CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	319
(b) CMS Energy Corp., 6.875%, 12/15/15	970,000	887
Commonwealth Edison Co., 6.45%, 1/15/38	100,000	88
Connecticut Light and Power Co., 5.65%, 5/1/18	160,000	151
Consolidated Edison Co. of New York, Inc., 5.375%, 12/15/15	485,000	463
Consolidated Edison Co. of New York, Inc., 5.50%, 9/15/16	430,000	406
Consolidated Natural Gas Co., 5.00%, 12/1/14	1,340,000	1,234
Consumers Energy Co., 4.80%, 2/17/09	3,675,000	3,673
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	900
The Detroit Edison Co., 5.45%, 2/15/35	105,000	84
Dominion Resources, Inc., 6.40%, 6/15/18	195,000	187
DTE Energy Co., 6.375%, 4/15/33	195,000	163
DTE Energy Co., 7.05%, 6/1/11	4,470,000	4,549
Duke Energy Carolinas LLC, 6.45%, 10/15/32	1,225,000	1,154
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	640,000	562
Entergy Louisiana LLC, 6.50%, 9/1/18	385,000	369
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	564
Exelon Generation Co. LLC, 6.20%, 10/1/17	955,000	839
Florida Power & Light Co., 5.625%, 4/1/34	180,000	161
Florida Power Corp., 4.50%, 6/1/10	2,115,000	2,131
Florida Power Corp., 4.80%, 3/1/13	100,000	99
Indiana Michigan Power Co., 5.05%, 11/15/14	1,560,000	1,427
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	606,139	604
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	975,000	893
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	195,000	160
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	566
Nevada Power Co., 5.875%, 1/15/15	1,495,000	1,412
Nevada Power Co., 5.95%, 3/15/16	165,000	155
Nevada Power Co., 6.50%, 4/15/12	750,000	758
Nevada Power Co., 6.50%, 5/15/18	1,155,000	1,090
Northern States Power Co., 5.25%, 10/1/18	190,000	176
Ohio Edison Co., 6.40%, 7/15/16	1,000,000	951
Ohio Edison Co., 6.875%, 7/15/36	130,000	116
Oncor Electric Delivery Co., 6.375%, 1/15/15	985,000	892
Oncor Electric Delivery Co., 6.80%, 9/1/08 144A	500,000	445
Oncor Electric Delivery Co., 7.00%, 9/1/22	645,000	542
Pacific Gas & Electric Co., 5.80%, 3/1/37	190,000	162
Pacific Gas & Electric Co., 6.05%, 3/1/34	315,000	278
PacifiCorp, 5.45%, 9/15/13	3,000,000	2,965
PacifiCorp, 5.75%, 4/1/37	630,000	530
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	164

PPL Electric Utilities Corp., 4.30%, 6/1/13	1,800,000	1,686
PPL Electric Utilities Corp., 6.25%, 8/15/09	145,000	147
PPL Energy Supply LLC, 6.00%, 12/15/36	310,000	233
PPL Energy Supply LLC, 6.50%, 5/1/18	330,000	301
Progress Energy, Inc., 6.85%, 4/15/12	710,000	731
Public Service Co. of Colorado, 5.50%, 4/1/14	955,000	947
Public Service Co. of Colorado, 6.50%, 8/1/38	1,800,000	1,710
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	988
Public Service Electric & Gas Co., 5.70%, 12/1/36	1,160,000	1,014
Puget Sound Energy, Inc., 6.274%, 3/15/37	765,000	618
San Diego Gas & Electric Co., 5.30%, 11/15/15	215,000	209
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	157
SCANA Corp., 6.25%, 4/1/20	500,000	466
Sierra Pacific Power Co., 6.75%, 7/1/37	400,000	358
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	231
Southern California Edison Co., 5.00%, 1/15/16	1,005,000	953
Southern California Edison Co., 5.55%, 1/15/37	230,000	199
Southern California Edison Co., 5.625%, 2/1/36	70,000	61
Tampa Electric Co., 6.10%, 5/15/18	2,370,000	2,211
Tampa Electric Co., 6.15%, 5/15/37	320,000	265
Tampa Electric Co., 6.55%, 5/15/36	385,000	337
The Toledo Edison Co. 6.15%, 5/15/37	910,000	741
Union Electric Co., 6.40%, 6/15/17	140,000	133
Union Electric Co., 6.70%, 2/1/19	195,000	188
Virginia Electric and Power Co., 5.25%, 12/15/15	3,040,000	2,853
Virginia Electric and Power Co., 5.40%, 1/15/16	300,000	281
Xcel Energy, Inc., 6.50%, 7/1/36	590,000	531

Total		54,742

Food Processors (1.0%)
General Mills, Inc., 5.25%, 8/15/13	190,000	189
General Mills, Inc., 5.70%, 2/15/17	890,000	862
H.J. Heinz Co., 5.35%, 7/15/13	1,425,000	1,398
Kellogg Co., 6.60%, 4/1/11	3,610,000	3,746
Kraft Foods, Inc., 6.25%, 6/1/12	2,585,000	2,599
Kraft Foods, Inc., 6.50%, 8/11/17	1,305,000	1,256
Kraft Foods, Inc., 6.875%, 1/26/39	440,000	401
Smithfield Foods, Inc., 7.75%, 5/15/13	835,000	701

Total		11,152

Gaming/Lodging/Leisure (0.3%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	420,000	109
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,180,000	1,015
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	2,405,000	2,050

Total		3,174

Gas Pipelines (0.4%)
El Paso Corp., 7.00%, 6/15/17	420,000	375
El Paso Natural Gas Co., 5.95%, 4/15/17	160,000	142
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	162
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,085,000	989
Kinder Morgan Finance Co. LLC, 5.35%, 1/5/11	1,765,000	1,667
Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	325,000	312
Southern Natural Gas Co., 5.90%, 4/1/17 144A	175,000	155
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	170,000	166
TransCanada Pipelines, Ltd., 6.20%, 10/15/37	215,000	185
TransCanada PipeLines, Ltd., 7.25%, 8/15/38	785,000	755

Total		4,908

Health Care/Pharmaceuticals (0.7%)
(b) AstraZeneca PLC, 5.90%, 9/15/17	1,000,000	985
(b) Bristol-Myers Squibb Co., 5.875%, 11/15/36	90,000	79
(b) Bristol-Myers Squibb Co., 6.125%, 5/1/38	465,000	422
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	555,000	527
Johnson & Johnson, 5.55%, 8/15/17	1,000,000	1,017
Merck & Co., Inc., 4.75%, 3/1/15	500,000	491
Merck & Co., Inc., 5.75%, 11/15/36	375,000	348
Merck & Co., Inc., 6.40%, 3/1/28	125,000	130
Schering-Plough Corp., 6.00%, 9/15/17	1,000,000	938
Wyeth, 5.50%, 2/1/14	2,040,000	2,022
Wyeth, 5.95%, 4/1/37	910,000	821

Total		7,780

Independent Finance (0.5%)
(b) American General Finance Corp., 5.40%, 12/1/15	295,000	146
(b) American General Finance Corp., 6.90%, 12/15/17	1,455,000	675
General Electric Capital Corp., 5.875%, 1/14/38	180,000	133
GMAC LLC, 6.00%, 12/15/11	1,545,000	687
HSBC Finance Corp., 4.125%, 11/16/09	2,330,000	2,252
International Lease Finance Corp., 4.75%, 1/13/12	1,485,000	1,017
iStar Financial, Inc., 5.15%, 3/1/12	1,405,000	703
iStar Financial, Inc., 8.625%, 6/1/13	260,000	135

Total		5,748

Industrials - Other (0.1%)
(b) Centex Corp., 7.875%, 2/1/11	245,000	232
D.R. Horton, Inc., 5.375%, 6/15/12	385,000	315
D.R. Horton, Inc., 7.875%, 8/15/11	110,000	99

Total		646

Information/Data Technology (0.2%)
Fiserv, Inc., 6.125%, 11/20/12	765,000	742
Fiserv, Inc., 6.80%, 11/20/17	765,000	738
Seagate Technology HDD Holdings, 6.80%, 10/1/16	510,000	446

Total		1,926

Life Insurance (0.0%)
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	107

Total		107

Machinery (0.1%)
(b) Case Corp., 7.25%, 1/15/16	1,775,000	1,606

Total		1,606

Metals/Mining (0.3%)
(b) Alcoa, Inc., 5.55%, 2/1/17	1,000,000	894
(b) Alcoa, Inc., 5.72%, 2/23/19	860,000	760
(b) Alcoa, Inc., 5.90%, 2/1/27	520,000	418
(b) Alcoa, Inc., 6.75%, 7/15/18	290,000	278
Barrick North America Fiance LLC, 6.80%, 9/15/18	375,000	356
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	715,000	704
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	410,000	388

Total		3,798

Mortgage Banking (0.2%)
Countrywide Financial Corp., 5.80%, 6/7/12	575,000	486
Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,045,000	899
Countrywide Home Loans, Inc., 4.125%, 9/15/09	210,000	193
Residential Capital LLC, 9.625%, 5/15/15 144A	1,372,000	329

Total		1,907

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.25%, 9/15/17	300,000	248
NiSource Finance Corp., 5.40%, 7/15/14	590,000	542
NiSource Finance Corp., 5.45%, 9/15/20	185,000	147
NiSource Finance Corp., 6.40%, 3/15/18	205,000	184
NiSource Finance Corp., 6.80%, 1/15/19	195,000	177

Total		1,298

Oil & Gas Field Machines and Services (0.1%)
Pride International, Inc., 7.375%, 7/15/14	655,000	626

Total		626

Oil and Gas (1.9%)
(b) Anadarko Finance Co., 7.50%, 5/1/31	660,000	605
(b) Anadarko Petroleum Corp., 5.95%, 9/15/16	200,000	184
(b) Canadian Natural Resources, Ltd., 5.15%, 2/1/13	1,000,000	931
(b) Canadian Natural Resources, Ltd., 5.70%, 5/15/17	590,000	516
(b) Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	102
(b) Canadian Natural Resources, Ltd., 6.25%, 3/15/38	535,000	413
(b) Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	205
ConocoPhillips Canada Funding Co. I, 5.30%, 4/15/12	565,000	572
Devon Energy Corp., 7.95%, 4/15/32	200,000	206
Devon Financing Corp. ULC, 6.875%, 9/30/11	1,830,000	1,910
EnCana Corp., 5.90%, 12/1/17	325,000	290
EnCana Corp., 6.50%, 2/1/38	300,000	242
EnCana Corp., 6.625%, 8/15/37	250,000	203
EnCana Holdings Finance Corp., 5.80%, 5/1/14	1,760,000	1,681
(b) Hess Corp., 7.125%, 3/15/33	260,000	228
Marathon Oil Corp., 6.125%, 3/15/12	1,000,000	1,017
Marathon Oil Corp., 6.60%, 10/1/37	130,000	110
Nexen, Inc., 5.875%, 3/10/35	1,200,000	898
Nexen, Inc., 6.40%, 5/15/37	115,000	91
Pemex Project Funding Master Trust, 6.625%, 6/15/35 144A	200,000	183
Petro-Canada, 5.95%, 5/15/35	580,000	458
Petro-Canada, 6.05%, 5/15/18	880,000	768
Pioneer Natural Resources Co., 6.875%, 5/1/18	1,340,000	1,193
Suncor Energy, Inc., 6.50%, 6/15/38	1,330,000	1,111
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	183
Sunoco, Inc., 5.75%, 1/15/17	625,000	592
Talisman Energy, Inc., 5.85%, 2/1/37	1,590,000	1,194
Tesoro Corp., 6.25%, 11/1/12	1,590,000	1,391
Tesoro Corp., 6.50%, 6/1/17	2,045,000	1,636
Valero Energy Corp., 6.125%, 6/15/17	205,000	192
Valero Energy Corp., 6.625%, 6/15/37	1,450,000	1,251
XTO Energy, Inc., 5.30%, 6/30/15	195,000	181
XTO Energy, Inc., 6.25%, 4/15/13	100,000	100
XTO Energy, Inc., 6.50%, 12/15/18	380,000	352
XTO Energy, Inc., 6.75%, 8/1/37	450,000	399

Total		21,588

Other Finance (0.4%)
(b) Capmark Financial Group, Inc., 6.30%, 5/10/17	255,000	100
Eaton Vance Corp., 6.50%, 10/2/17	85,000	83
PNC Financial Services Group, Inc., 8.25%, 5/21/13	2,370,000	2,220
SLM Corp., 5.375%, 1/15/13	80,000	52
SLM Corp., 5.375%, 5/15/14	445,000	276
SLM Corp., 5.45%, 4/25/11	3,020,000	2,114

Total		4,845

Other Services (0.1%)
Waste Management, Inc., 5.00%, 3/15/14	540,000	492
Waste Management, Inc., 6.10%, 3/15/18	1,090,000	1,018

Total		1,510

Paper and Forest Products (0.1%)
International Paper Co., 7.95%, 6/15/18	845,000	830
Weyerhaeuser Co., 6.875%, 12/15/33	200,000	174

Total		1,004

Property and Casualty Insurance (0.0%)
The Progressive Corp., 6.70%, 6/15/37	245,000	200

Total		200

Railroads (1.2%)
(b) Burlington Northern Santa Fe Corp., 6.125%, 3/15/09	3,000,000	3,000
(b) Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	135,000	123
(b) Canadian National Railway Co., 5.85%, 11/15/17	120,000	121
(b) Canadian Pacific Railway Co., 5.95%, 5/15/37	145,000	119
(b) CSX Corp., 5.60%, 5/1/17	1,245,000	1,084
(b) CSX Corp., 6.25%, 3/15/18	515,000	466
Norfolk Southern Corp., 6.20%, 4/15/09	565,000	568
Union Pacific Corp., 3.875%, 2/15/09	3,000,000	2,956
Union Pacific Corp., 5.65%, 5/1/17	1,105,000	1,026
Union Pacific Corp., 5.75%, 11/15/17	550,000	509
Union Pacific Corp., 6.65%, 1/15/11	565,000	582
Union Pacific Corp., 7.375%, 9/15/09	3,000,000	3,056

Total		13,610

Real Estate Investment Trusts (1.3%)
(b) AvalonBay Communities, Inc., 5.50%, 1/15/12	360,000	348
(b) BRE Properties, Inc., 5.50%, 3/15/17	315,000	251
Colonial Realty LP, 6.05%, 9/1/16	255,000	215
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,000,000	909
Duke Realty LP, 5.95%, 2/15/17	865,000	774
Duke Realty LP, 6.50%, 1/15/18	1,000,000	905
ERP Operating LP, 5.25%, 9/15/14	1,325,000	1,172
ERP Operating LP, 5.75%, 6/15/17	420,000	354
First Industrial LP, 5.25%, 6/15/09	1,275,000	1,253
HCP, Inc., 6.00%, 1/30/17	290,000	232
HCP, Inc., 6.70%, 1/30/18	170,000	143
HRPT Properties Trust, 5.75%, 11/1/15	800,000	684
ProLogis, 5.50%, 3/1/13	1,380,000	1,290
ProLogis, 5.75%, 4/1/16	865,000	754
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	2,700,000	1,836
Simon Property Group LP, 5.375%, 6/1/11	2,370,000	2,336

Simon Property Group LP, 5.60%, 9/1/11	590,000	582
Simon Property Group LP, 6.10%, 5/1/16	1,155,000	1,054

Total		15,092

Restaurants (0.1%)
Darden Restaurants, Inc., 6.20%, 10/15/17	120,000	101
Darden Restaurants, Inc., 6.80%, 10/15/37	470,000	350
Yum! Brands, Inc., 6.875%, 11/15/37	575,000	486

Total		937

Retail Food and Drug (0.5%)
(b) CVS/Caremark Corp., 4.875%, 9/15/14	730,000	683
(b) CVS/Caremark Corp., 6.125%, 8/15/16	330,000	319
(b) CVS/Caremark Corp., 6.25%, 6/1/27	1,475,000	1,328
Delhaize Group, 6.50%, 6/15/17	570,000	540
The Kroger Co., 6.15%, 1/15/20	2,010,000	1,843
The Kroger Co., 7.00%, 5/1/18	260,000	257
Tesco PLC, 6.15%, 11/15/37 144A	440,000	361

Total		5,331

Retail Stores (1.4%)
Costco Wholesale Corp., 5.50%, 3/15/17	555,000	550
The Home Depot, Inc., 5.875%, 12/16/36	1,300,000	914
J.C. Penney Corp., Inc., 5.75%, 2/15/18	105,000	88
J.C. Penney Corp., Inc., 6.375%, 10/15/36	210,000	160
J.C. Penney Corp., Inc., 6.875%, 10/15/15	490,000	459
J.C. Penney Corp., Inc., 7.95%, 4/1/17	420,000	408
Kohl’s Corp., 6.25%, 12/15/17	510,000	471
Kohl’s Corp., 6.875%, 12/15/37	380,000	327
Macy’s Retail Holdings, Inc., 6.30%, 4/1/09	3,790,000	3,756
Macy’s Retail Holdings, Inc., 6.65%, 7/15/24	65,000	51
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	95,000	76
Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	605,000	574
Nordstrom, Inc., 7.00%, 1/15/38	225,000	196
Target Corp., 5.375%, 5/1/17	1,495,000	1,371
Target Corp., 5.40%, 10/1/08	4,555,000	4,555
Target Corp., 6.50%, 10/15/37	635,000	583
Wal-Mart Stores, Inc., 5.80%, 2/15/18	1,000,000	977
Wal-Mart Stores, Inc., 5.875%, 4/5/27	810,000	756

Total		16,272

Security Brokers and Dealers (0.9%)
(b) The Bear Stearns Co., Inc., 7.25%, 2/1/18	535,000	515
The Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,420,000	2,809
The Goldman Sachs Group, Inc., 5.75%, 10/1/16	390,000	316
(d) Lehman Brothers Holdings, Inc., 4.80%, 3/13/14	260,000	33
(d) Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	125,000	16
(d) Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	370,000	—	(m)
(d) Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	60
(d) Lehman Brothers Holdings, Inc., 7.00%, 9/27/27	1,540,000	193
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	240,000	180
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	4,660,000	4,031
Morgan Stanley, 5.95%, 12/28/17	476,000	298
Morgan Stanley, 6.25%, 8/9/26	640,000	391
Morgan Stanley, 6.625%, 4/1/18	1,120,000	741
UBS AG/Stamford Branch, 5.75%, 4/25/18	1,025,000	891
UBS Preferred Funding Trust V, 6.243%, 5/29/49	170,000	131

Total		10,605

Telecommunications (2.3%)
(b) AT&T Corp., 7.30%, 11/15/11	1,500,000	1,558
(b) AT&T Corp., 8.00%, 11/15/31	1,470,000	1,489
(b) AT&T Mobility LLC, 7.125%, 12/15/31	1,535,000	1,448
AT&T, Inc., 5.10%, 9/15/14	1,625,000	1,520
(b) British Telecommunications PLC, 8.125%, 12/15/10	1,000,000	1,045
(b) British Telecommunications PLC, 8.625%, 12/15/30	500,000	499
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	480,000	428
Embarq Corp., 6.738%, 6/1/13	610,000	538
Embarq Corp., 7.082%, 6/1/16	660,000	535
Embarq Corp., 7.995%, 6/1/36	635,000	454
France Telecom SA, 7.75% 3/1/11	1,000,000	1,049
France Telecom SA, 8.50%, 3/1/31	800,000	868
Rogers Communications, Inc., 6.80%, 8/15/18	500,000	473
Rogers Wireless, Inc., 6.375%, 3/1/14	625,000	598
Sprint Capital Corp., 8.375%, 3/15/12	1,880,000	1,692
Sprint Capital Corp., 8.75%, 3/15/32	330,000	257
Sprint Nextel Corp., 6.00%, 12/1/16	385,000	296
Telecom Italia Capital SA, 4.00%, 1/15/10	1,565,000	1,520
Telecom Italia Capital SA, 6.20%, 7/18/11	1,225,000	1,225
Verizon Communications, Inc., 5.85%, 9/15/35	3,135,000	2,452
Verizon Communications, Inc., 6.10%, 4/15/18	2,085,000	1,925
Vodafone Group PLC, 5.50%, 6/15/11	2,035,000	2,017
Vodafone Group PLC, 5.625%, 2/27/17	2,145,000	1,907
Vodafone Group PLC, 5.75%, 3/15/16	355,000	322

Total		26,115

Tobacco (0.3%)
Philip Morris International, Inc., 5.65%, 5/16/18	760,000	702
Philip Morris International, Inc., 6.375%, 5/16/38	760,000	669
Reynolds American, Inc., 6.75%, 6/15/17	150,000	140
Reynolds American, Inc., 7.25%, 6/15/37	150,000	144
Reynolds American, Inc., 7.625%, 6/1/16	1,735,000	1,722

Total		3,377

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.25%, 1/15/11	565,000	571
Johnson Controls, Inc., 5.50%, 1/15/16	580,000	553
Johnson Controls, Inc., 6.00%, 1/15/36	360,000	309

Total		1,433

Yankee Sovereign (0.2%)
Mexico Government International Bond, 5.625%, 1/15/17	1,480,000	1,445
Mexico Government International Bond, 6.05%, 1/11/40	945,000	847

Total		2,292

Total Corporate Bonds (Cost: $341,042)		305,914

Governments (14.6%)
Governments (14.6%)
Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	33,778,000	34,235
Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,070
(n) Overseas Private Investment, 4.10%, 11/15/14	1,871,280	1,872
(e) Tennesse Valley Authority Stripped, 0.00%, 4/15/42	3,600,000	3,381
(f) United Kingdom Gilt, 4.75%, 6/7/10	6,670,000	11,998
US Department of Housing and Urban Development, 6.08%, 8/1/13	4,000,000	4,257

US Department of Housing and Urban Development, 6.17%, 8/1/14	3,000,000	3,167
(g) US Treasury, 3.125%, 8/31/13	15,000,000	15,115
US Treasury, 3.375%, 7/31/13	4,257,000	4,334
(g) US Treasury, 3.50%, 5/31/13	40,764,000	41,764
(g) US Treasury, 4.00%, 8/15/18	18,424,000	18,686
(g) US Treasury, 4.375%, 2/15/38	2,380,000	2,410
US Treasury, 5.00%, 5/15/37	1,830,000	2,036
(g) US Treasury, 5.50%, 8/15/28	11,107,000	12,651
US Treasury Inflation Index Bond, 2.00%, 4/15/12	4,250,664	4,261
US Treasury Inflation Index Bond, 2.625%, 7/15/17	4,242,398	4,369

Total Governments (Cost: $165,817)		166,606

Structured Products (54.8%)
Structured Products (54.8%)
(b) AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/20	15,910,000	13,847
(b) Asset Securitization Corp., Series 1997-D5, Class PS1, 1.56%, 2/14/43 IO	37,630,846	1,425
(b) Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,609,106	1,145
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,947,737	1,413
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.688%, 4/10/49	12,033,000	10,309
(b) Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.658%, 6/10/49	2,477,000	2,105
(b) Banc of America Funding Corp., Series 2007-1, Class TA1A, 3.266%, 1/25/37	1,923,132	1,625
(b) Banc of America Funding Corp., Series 2007-4, Class TA1A, 3.297%, 5/25/37	2,889,594	2,516
(b) Banc of America Mortgage Securities, Inc., Series 2004-G, Class 2A6, 4.648%, 8/25/34	3,817,000	3,751
(b) Bank of America Credit Card Trust, Series 2007-A8, Class A8, 5.59%, 11/17/14	4,500,000	4,468
(b) Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.894%, 6/25/34	8,024,000	7,965
(b) CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	1,730,000	1,687
(b) Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	7,000,000	6,828
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.70%, 6/10/17	5,502,000	4,703
(b) Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	857,456	789
(b) Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 04/25/35	1,229,049	1,014
(b) Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	74,961	62
(b) Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.476%, 1/25/36	1,088,924	952
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 6A1, 5.50%, 8/25/20	2,665,218	2,553
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,306,659	1,873
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	2,169,893	1,762
(n) Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	2,419,874	2,414
Discover Card Master Trust, Series 2007-A1, Class A1, 5.65%, 3/16/20	5,000,000	4,334
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.912%, 2/15/31 IO	15,014,218	506
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.678%, 10/15/30 IO 144A	8,294,470	229
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,444,230	1,377
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,668,545	1,637
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	4,634,196	4,531
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	2,618,518	2,614
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	366,227	364
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,426,311	1,420
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	2,032,678	2,023
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	1,016,012	1,008
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	7,710,503	7,523
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	2,786,686	2,719
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	25,835,546	25,207
Federal Home Loan Mortgage Corp., 5.00%, 6/1/38	6,132,185	5,977
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	739,274	748
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,054,295	2,079
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	380,730	385
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	2,815,177	2,841
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	2,004,292	2,020
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	2,934,716	2,957
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	2,054,192	2,046
Federal Home Loan Mortgage Corp., 5.50%, 3/1/37	10,760,446	10,712
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	7,877,693	7,842
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	5,813,987	5,788
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	44,667,001	45,259
Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through Certificates, Series K001, Class A2, 5.651%, 4/25/16	5,611,323	5,703
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	1,131,093	1,166

Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,824,752	1,808
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	4,046,891	3,994
Federal National Mortgage Association, 4.00%, 6/1/19	963,751	922
Federal National Mortgage Association, 4.50%, 6/1/19	5,004,354	4,915
Federal National Mortgage Association, 4.50%, 8/1/19	983,586	966
Federal National Mortgage Association, 4.50%, 12/1/19	559,193	549
Federal National Mortgage Association, 4.50%, 7/1/20	2,542,721	2,489
Federal National Mortgage Association, 4.50%, 9/1/20	3,504,423	3,431
Federal National Mortgage Association, 5.00%, 3/1/20	1,795,034	1,792
Federal National Mortgage Association, 5.00%, 4/1/20	692,374	690
Federal National Mortgage Association, 5.00%, 5/1/20	8,198,467	8,174
Federal National Mortgage Association, 5.00%, 3/1/34	546,411	534
Federal National Mortgage Association, 5.00%, 4/1/35	2,016,076	1,968
Federal National Mortgage Association, 5.00%, 7/1/35	3,288,497	3,209
Federal National Mortgage Association, 5.00%, 10/1/35	2,208,990	2,156
Federal National Mortgage Association, 5.32%, 4/1/14	1,707,875	1,711
Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	1,972
Federal National Mortgage Association, 5.50%, 4/1/21	1,619,563	1,635
Federal National Mortgage Association, 5.50%, 9/1/34	1,316,721	1,316
Federal National Mortgage Association, 5.50%, 3/1/35	4,199,704	4,193
Federal National Mortgage Association, 5.50%, 7/1/35	1,038,599	1,037
Federal National Mortgage Association, 5.50%, 8/1/35	2,633,766	2,630
Federal National Mortgage Association, 5.50%, 9/1/35	15,328,955	15,308
Federal National Mortgage Association, 5.50%, 10/1/35	4,532,412	4,526
Federal National Mortgage Association, 5.50%, 11/1/35	12,045,623	12,029
Federal National Mortgage Association, 5.50%, 1/1/36	9,808,123	9,794
Federal National Mortgage Association, 5.50%, 2/1/37	5,446,049	5,436
Federal National Mortgage Association, 5.50%, 3/1/37	1,864,305	1,861
Federal National Mortgage Association, 5.50%, 5/1/37	2,421,791	2,417
Federal National Mortgage Association, 5.50%, 6/1/37	422,071	421
Federal National Mortgage Association, 5.50%, 2/1/38	42,964,233	42,879
Federal National Mortgage Association, 5.50%, 3/1/38	800,488	799
Federal National Mortgage Association, 5.50%, 4/1/38	11,150,527	11,129
Federal National Mortgage Association, 5.50%, 5/1/38	15,165,385	15,135
Federal National Mortgage Association, 5.50%, 6/1/38	9,775,191	9,756
Federal National Mortgage Association, 5.50%, 7/1/38	785,293	784
Federal National Mortgage Association, 6.00%, 5/1/35	217,400	221
Federal National Mortgage Association, 6.00%, 6/1/35	46,201	47
Federal National Mortgage Association, 6.00%, 7/1/35	4,415,589	4,479
Federal National Mortgage Association, 6.00%, 10/1/35	1,754,209	1,779
Federal National Mortgage Association, 6.00%, 11/1/35	4,067,604	4,126
Federal National Mortgage Association, 6.00%, 6/1/36	4,713,965	4,780
Federal National Mortgage Association, 6.00%, 9/1/36	2,701,797	2,740
Federal National Mortgage Association, 6.00%, 1/1/37	22,794	23
Federal National Mortgage Association, 6.00%, 6/1/37	44,728	45
Federal National Mortgage Association, 6.00%, 10/1/37	21,937	22
Federal National Mortgage Association, 6.00%, 11/1/37	15,073,656	15,284
Federal National Mortgage Association, 6.00%, 1/1/38	19,153,540	19,419
Federal National Mortgage Association, 6.00%, 6/1/38	7,577,837	7,683
Federal National Mortgage Association, 6.50%, 9/1/37	1,211,252	1,243
Federal National Mortgage Association, 6.50%, 1/1/38	23,777,048	24,407
Federal National Mortgage Association, 6.50%, 9/1/38	18,093,700	18,571
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	6,949,000	7,013
Federal National Mortgage Association, Series 1989-20, Class A, 6.75%, 4/25/18	922,150	957
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	4,796,121	5,001
(n) Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	5,757,530	5,614
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	2,605,699	2,244
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 7.939%, 12/15/31 144A	3,100,000	3,158
Government National Mortgage Association, 5.50%, 10/15/31	50,741	51
Government National Mortgage Association, 5.50%, 11/15/31	13,849	14
Government National Mortgage Association, 5.50%, 12/15/31	179,476	180
Government National Mortgage Association, 5.50%, 1/15/32	496,719	498
Government National Mortgage Association, 5.50%, 2/15/32	150,876	152
Government National Mortgage Association, 5.50%, 3/15/32	148,291	148
Government National Mortgage Association, 5.50%, 4/15/32	17,264	17
Government National Mortgage Association, 5.50%, 7/15/32	25,618	26
Government National Mortgage Association, 5.50%, 9/15/32	3,846,763	3,865
Greenwich Capital Commercial Funding Corp., Series 2006-FL4A, Class A1, 2.578%, 11/5/21 144A	564,356	507

Honda Auto Receivables Owner Trust, Series 2007-2, Class A3, 5.46%, 5/23/11	9,487,000	9,502
John Deere Owner Trust, Series 2007-A, Class A3, 5.04%, 7/15/11	10,078,343	10,094
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	2,400,000	2,383
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	991,233	1,028
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	1,344,821	1,287
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 3.276%, 1/25/37	2,621,288	1,676
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.81%, 6/12/50	2,399,000	2,049
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	369,764	335
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	797,895	799
Nissan Auto Receivables Owner Trust, Series 2007-B, Class A3, 5.03%, 5/16/11	6,000,000	5,987
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	6,869,000	6,774
(n) RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	555,873	445
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 3.296%, 3/25/37	2,086,052	1,886
Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 3.377%, 1/25/46	6,434,199	6,390
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 3.327%, 9/25/46	3,052,881	2,860
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 3.316%, 3/25/37	2,210,958	2,102
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 3.337%, 6/25/37	3,627,001	3,473
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-6, Class 4A, 6.701%, 11/25/34	1,306,929	1,079
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	1,576,301	1,519
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	5,728,000	5,614
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A7, 3.62%, 9/25/34	1,545,000	1,530
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	1,402,386	1,352
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	3,543,746	3,179
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	3,159,344	2,835
Wells Fargo Mortgage Backed Securities, Series 2006-2, Class 1A1, 5.00%, 3/25/36	2,623,438	2,215

Total Structured Products (Cost: $632,837)		623,293

Money Market Investments (10.8%)
Aircraft (0.9%)
(b) Textron, Inc., 6.00%, 10/14/08	10,000,000	9,978

Total		9,978

Autos (4.3%)
(b) DaimlerChrysler Revolving Auto Conduit LLC, 3.00%, 10/1/08	10,000,000	10,000
(b) DaimlerChrysler Revolving Auto Conduit LLC, 6.80%, 10/1/08	10,000,000	10,000
(b) Fcar Owner Trust, 5.35%, 10/29/08	10,000,000	9,958
(b) Fcar Owner Trust, 5.50%, 10/30/08	10,000,000	9,956
(b) New Center Asset Trust LLC, 7.75%, 10/1/08	10,000,000	10,001

Total		49,915

Energy (0.9%)
(b) Sempra Global, 6.20%, 10/6/08	10,000,000	9,991

Total		9,991

Federal Government and Agencies (0.3%)
(b) Federal Home Loan Bank, 2.38%, 10/31/08	3,500,000	3,493

Total		3,493

Finance Services (2.6%)
(b) Alpine Securitization Corp., 4.00%, 10/7/08	10,000,000	9,993
(b) Alpine Securitization Corp., 6.50%, 10/1/08	10,000,000	10,000
(b) Barton Capital LLC, 6.25%, 10/1/08	10,120,000	10,120

Total		30,113

Oil and Gas (1.8%)
(b) Marathon Oil Corp., 6.50%, 10/8/08	10,000,000	9,987
(b) Marathon Oil Corp., 6.50%, 10/9/08	10,000,000	9,986

Total		19,973

Total Money Market Investments (Cost: $123,463)		123,463

Total Investments (107.2%) (Cost $1,263,914)(a)		1,220,031

Other Assets, Less Liabilities (-7.2%)		(81,876)

Net Assets (100.0%)		1,138,155

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008 the value of these securities (in thousands) was $28,920, representing 2.54% of the net assets.

IO - Interest Only Security
RB - Revenue Bond
AMBAC - American Municipal Bond Assurance Corp.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $1,263,914 and the net unrealized depreciation of investments based on that cost was $43,883 which is comprised of $6,331 aggregate gross unrealized appreciation and $50,214 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Two Year Treasury Note (Long)	1,003	12/08	$(601)
(Total Notional Value at September 30, 2008, $214,676)
US Five Year Note Commodity (Long)	37	12/08	$11
(Total Notional Value at September 30, 2008, $4,142 )
US Ten Year Treasury Note (Long)	41	12/08	$(25)
(Total Notional Value at September 30, 2008, $4,725 )

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

(g)	All or a portion of the securities have been loaned.

(m)	Amount is less than one thousand.

(n)	At September 30, 2008 portfolio securities with an aggregate value market value of $10,345 (in thousands) were valued with reference to securities whose prices are more readily available.

(o)	Short sales outstanding on September 30, 2008

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal Home Loan Mortgage Corp. TBA	5.00%	10/1/38	635	$624	$619
Federal National Mortgage Association TBA	6.00%	10/1/38	630	642	638

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$—	$(615)
Level 2 – Other significant observable inputs	1,219,586	(1,257)
Level 3 – Significant unobservable inputs	445	—

Total	1,220,031	(1,872)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Municipal Bonds (0.4%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds (0.4%)
Poway, California Unified Public School District, Financing Authority, 4.50%, 9/15/37 RB, AMBAC	200,000	162
Puerto Rico Sales Tax Financing Corp., Series A, 0.00%, 8/1/54, RB, AMBAC	1,600,000	84

Total Municipal Bonds (Cost: $326)		246

Corporate Bonds (7.1%)
Banking (3.7%)
(b) Bank of America Corp., 2.819%, 6/12/09	100,000	100
(b) Citigroup, Inc., 3.799%, 12/28/09	300,000	290
(b) Citigroup, Inc., 6.125%, 8/25/36	200,000	130
(b) Citigroup Funding, Inc., 3.852%, 5/7/10	200,000	189
(b) Credit Suisse USA, Inc., 2.89%, 11/20/09	100,000	99
(b) Credit Suisse USA, Inc., 2.895%, 6/5/09	300,000	298
(b) Credit Suisse USA, Inc., 3.007%, 8/16/11	300,000	292
(b) Credit Suisse USA, Inc., 3.268%, 11/20/09	100,000	99
(b) HSBC Finance Corp., 3.053%, 5/10/10	300,000	276
(b) Pricoa Global Funding I, 3.00%, 1/15/10 144A	300,000	297
(b) Wachovia Corp., 2.861%, 12/1/09	200,000	174
(b) Wells Fargo Capital X, 5.95%, 12/15/36	200,000	165

Total		2,409

Electric Utilities (0.5%)
(b) Hewlett-Packard Co., 2.921%, 3/1/12	300,000	296

Total		296

Independent Finance (0.3%)
General Electric Capital Corp., 6.75%, 3/15/32	200,000	167

Total		167

Life Insurance (0.8%)
American International Group, Inc., 2.833%, 1/29/10 144A	300,000	195
Metropolitan Life Global Funding I, 2.847%, 5/17/10 144A	300,000	296

Total		491

Machinery (1.0%)
Caterpillar Financial Services Corp., 4.226%, 6/24/11	400,000	385
John Deere Capital Corp., 2.871%, 7/16/10	300,000	298

Total		683

Retail Stores (0.3%)
Wal-Mart Stores, Inc., 6.20%, 4/15/38	200,000	182

Total		182

Security Brokers and Dealers (0.5%)
The Goldman Sachs Group, Inc., 2.978%, 2/6/12	200,000	155
The Goldman Sachs Group, Inc., 3.869%, 6/28/10	200,000	175

Total		330

Total Corporate Bonds (Cost: $4,975)		4,558

Governments (21.2%)
Governments (21.2%)
(b) Federal Home Loan Bank, 5.625%, 6/11/21	100,000	106
(b) Federal Home Loan Mortgage Corp., 6.25%, 7/15/32	1,700,000	1,978
(b) Federal National Mortgage Association, 0.00%, 6/1/17	300,000	202
(b) Federal National Mortgage Association, 5.25%, 10/1/12	300,000	302
(b) Federal National Mortgage Association, 5.375%, 4/11/22	400,000	399
(b) Federal National Mortgage Association, 6.625%, 11/15/30	300,000	362
(b) Financing Corp. Stripped, 0.00%, 12/27/18	500,000	308
(b) Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	776
(b) Israel Government AID Bond, 0.00%, 5/15/21	200,000	109
(b) Israel Government AID Bond, 0.00%, 2/15/23	100,000	50
(b) Israel Government AID Bond, 0.00%, 5/15/23	800,000	392
(b) Residual Funding Stripped, 0.00%, 10/15/20	1,800,000	1,019
(b) Residual Funding Stripped, 0.00%, 4/15/30	1,600,000	582
(b) Tennessee Valley Authority, 4.50%, 4/1/18	200,000	196
(b) Tennessee Valley Authority, 5.375%, 4/1/56	1,210,000	1,259
(b) US Treasury, 5.25%, 11/15/28	1,100,000	1,219
(b) US Treasury, 6.25%, 8/15/23	700,000	840
(b) US Treasury, 8.75%, 8/15/20	400,000	568
(b) US Treasury Inflation Index Bond, 2.375%, 1/15/25	233,346	226
(b) US Treasury Stripped, 0.00%, 8/15/22	2,200,000	1,165
(b) US Treasury Stripped, 0.00%, 5/15/26	700,000	309
(b) US Treasury Stripped, 0.00%, 11/15/28	3,000,000	1,201

Total Governments (Cost: $13,550)		13,568

Structured Products (28.8%)
Structured Products (28.8%)
American Home Mortgage Investment Trust, Series 2005-3, Class 2A2, 5.00%, 9/25/35	100,000	87
Bank of America Credit Card Trust, Series 2006-A9, Class A9, 2.498%, 2/15/13	200,000	194
Bank of America Credit Card Trust, Series 2007-A9, Class A9, 2.528%, 11/17/14	200,000	188
Bank of America Credit Card Trust, Series 2008-A7, Class A7, 3.188%, 12/15/14	300,000	287
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 21A, 6.165%, 5/25/34	7,213	6
Chase Credit Card Master Trust, Series 2002-3, Class A, 2.658%, 9/15/11	100,000	99
(b) Chase Issuance Trust, Series 2005-A8, Class A8, 2.528%, 10/15/12	500,000	486
(b) Chase Issuance Trust, Series 2007-A1, Class A1, 2.508%, 3/15/13	200,000	193
Chase Issuance Trust, Series 2007-A14, Class A14, 2.738%, 9/15/11	100,000	99
(b) Chase Issuance Trust, Series 2007-A6, Class A6, 2.488%, 4/16/12	400,000	390
(b) Chase Issuance Trust, Series 2008-A1, Class A1, 2.938%, 1/15/12	200,000	197
(b) Chase Issuance Trust, Series 2008-A10, Class A10, 3.238%, 8/17/15	200,000	189
(b) Chase Issuance Trust, Series 2008-A13, Class A13, 4.319%, 9/15/15	300,000	299
(b) Chase Issuance Trust, Series 2008-A7, Class A7, 3.138%, 11/15/11	100,000	99
Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1, 3.337%, 5/25/48 144A	18,620	11
(b) Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class A3A, 3.267%, 7/25/45	72,441	66
(b) Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 3.487%, 2/25/37	141,369	91
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 2A1, 4.822%, 4/20/35	36,416	33

(b) Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-12, Class 1A2, 5.25%, 5/25/35	180,185	120
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 5.077%, 7/25/33	9,796	9
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 4.557%, 8/25/33	11,632	12
(b) Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	642,981	594
(b) Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	332,864	291
(b) Federal Home Loan Mortgage Corp., Series 3346, Class FA, 2.718%, 2/15/19	160,522	156
(b) Federal Home Loan Mortgage Corp., Series T-61, Class 1A1, 4.478%, 7/25/44	44,589	41
(b) Federal National Mortgage Association, 5.00%, 6/1/35	1,048,950	1,024
(b) Federal National Mortgage Association, 5.00%, 2/1/36	1,933,719	1,887
Federal National Mortgage Association, Series 2005-47, Class PA, 5.50%, 9/25/24	32,632	33
Federal National Mortgage Association, Series 2005-57, Class PA, 5.50%, 5/25/27	16,999	17
Federal National Mortgage Association, Series 2007-114, Class A6, 3.407%, 10/27/37	100,000	92
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	212,389	177
Federal National Mortgage Association TBA, 5.00%, 10/1/38	2,000,000	1,950
Federal National Mortgage Association TBA, 5.50%, 10/1/38	4,200,000	4,189
Federal National Mortgage Association Whole Loan, Series 2004-W9, Class 1A3, 6.05%, 2/25/44	300,000	308
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF12, Class A2, 3.247%, 9/25/36	31,962	31
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A, 4.282%, 6/25/34	29,289	21
Honda Auto Receivables Owner Trust, Series 2008-1, Class A2, 3.77%, 11/18/09	400,000	395
Indymac Residential Asset Backed Trust, Series 2007-B, Class 2A1, 3.287%, 7/25/37	50,773	49
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.747%, 2/12/49	100,000	85
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.864%, 4/25/38	400,000	368
MBNA Credit Card Master Note Trust, Series 2002-A5, Class A5, 2.668%, 10/17/11	200,000	199
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A1, 3.267%, 7/25/37	66,078	64
(n) Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 3.024%, 7/9/09 144A	400,000	365
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 5.279%, 5/25/33	24,090	22
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 4.986%, 5/25/33	19,669	19
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 4.25%, 10/25/35	67,962	63
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 3.457%, 11/25/35	61,016	55
Morgan Stanley ABS Capital, Inc., Series 2007-NC3, Class A2A, 3.267%, 5/25/37	65,870	60
Residential Accredit Loans, Inc., Series 2006-QS7, Class A1, 6.00%, 6/25/36	83,683	63
SLC Student Loan Trust, Series 2007-1, Class A1, 2.784%, 11/15/09	112,667	112
SLM Student Loan Trust, Series 2003-7A, Class A5A, 4.019%, 12/15/33 144A	250,000	240
SLM Student Loan Trust, Series 2006-5, Class A2, 2.79%, 7/25/17	39,872	40
SLM Student Loan Trust, Series 2006-6, Class A1, 2.79%, 10/25/18	41,794	41
SLM Student Loan Trust, Series 2006-7, Class A2, 2.79%, 10/25/16	29,462	29
SLM Student Loan Trust, Series 2006-9, Class A2, 2.80%, 4/25/17	46,864	47
SLM Student Loan Trust, Series 2007-2, Class A2, 2.80%, 7/25/17	500,000	474
SLM Student Loan Trust, Series 2008-7, Class A2, 3.364%, 10/25/17	200,000	194
(b) SLM Student Loan Trust, Series 2008-9, Class A, 4.173%, 4/25/23	600,000	602
(b) South Carolina Student Loan Corp., Series 2008-1, Class A1, 3.311%, 9/2/14	287,470	286
South Carolina Student Loan Corp., Series 2008-1, Class A2, 3.361%, 3/1/18	400,000	391
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 4A1, 5.19%12/25/34	53,017	46
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 3.36%, 10/19/34	14,766	11
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 4.229%, 3/25/34	97,192	94
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A, 3.855%, 8/25/46	63,200	36

Total Structured Products (Cost: $18,646)		18,416

Purchased Options (0.0%)
Purchased Options (0.0%)
(n) Put on Federal National Mortgage Association TBA, 5.00%, Strike Price $72.00, 12/4/08	3,000,000	—

Total Purchased Options (Cost: $0)		—

Money Market Investments (50.4%)
Federal Government & Agencies (7.0%)
(b) Federal Home Loan Bank, 0.10%, 10/7/08	1,300,000	1,300
(b) Federal Home Loan Bank, 0.10%, 10/1/08	1,900,000	1,900
(b) Federal Home Loan Mortgage Co., 2.50%, 11/24/08	1,300,000	1,295

Total		4,495

Other Holdings (0.5%)
(b) J.P. Morgan Money Market Fund	292,759	293

Total		293

Repurchase Agreements (42.9%)
(b) Deutsche Bank Securities, 0.50%, dated 9/30/08, due 10/1/08, repurchase price $11,100,154, collateralized by U.S. Treasury Inflation Index Bond with a value of $8,237,077	11,100,000	11,100
(b) J.P. Morgan Chase Bank, 2.00%, dated 9/30/08, due 10/1/08, repurchase price $16,400,911, collateralized by U.S. Government Agency Bond with a value of $16,719,094	16,400,000	16,401

Total		27,501

Total Money Market Investments (Cost: $32,289)		32,289

Total Investments (107.9%) (Cost $69,786)(a)		69,077

Other Assets, Less Liabilities (-7.9%)		(5,039)

Net Assets (100.0%)		64,038

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008 the value of these securities (in thousands) was $1,039, representing 1.62% of the net assets.

RB - Revenue Bond
AMBAC - American Municipal Bond Assurance Corp.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $69,786 and the net unrealized depreciation of investments based on that cost was $709 which is comprised of $294 aggregate gross unrealized appreciation and $1,002 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long)	13	9/09	$19
(Total Notional Value at September 30, 2008, $3,129 )
90 Day Euro $ Commodity Future (Long)	13	12/09	$19
(Total Notional Value at September 30, 2008, $3,119 )
90 Day Euro $ Commodity Future (Long)	13	3/10	$21
(Total Notional Value at September 30, 2008, $3,112 )
90 Day Euro $ Commodity Future (Long)	10	3/09	$5
(Total Notional Value at September 30, 2008, $2,421 )
US Five Year Note Commodity (Long)	39	12/08	$14
(Total Notional Value at September 30, 2008, $4,363 )
90 Day Euro $ Commodity Future (Long)	13	6/10	$19
(Total Notional Value at September 30, 2008, $3,106 )
US Ten Year Treasury Note (Long)	111	12/08	$(109)
(Total Notional Value at September 30, 2008, $12,833 )
US Long Bond (CBT) Commodity (Long)	272	12/08	$(223)
(Total Notional Value at September 30, 2008, $32,093 )

(n)	At September 30, 2008 portfolio securities with a aggregate market value of $365(in thousands) were valued with reference to securities whose prices are more readily obtainable.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$293	$(235)
Level 2 – Other significant observable inputs	68,785	—
Level 3 – Significant unobservable inputs	—	—

Total	69,077	(235)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Inflation Protection Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Municipal Bonds (1.1%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds (1.1%)
Massachusetts State Health & Educational Facilities Authority, 5.50%, 7/1/32 RB	700,000	723

Total Municipal Bonds (Cost: $731)		723

Corporate Bonds (3.1%)
Financials (3.1%)
The Bear Stearns Cos., Inc., 7.55%, 1/10/14	70,000	58
Caterpillar Financial Services Corp., 5.05%, 12/1/10	308,000	310
Hartford Life Global Funding Trusts, 6.20%, 3/15/10	80,000	77
The International Bank for Reconstruction & Development, 7.625%, 1/19/23	500,000	646
Kreditanstalt fuer Wiederaufbau, 4.75%, 5/15/12	500,000	519
Prudential Financial, Inc., 7.05%, 2/10/12	200,000	191
Prudential Financial, Inc., 7.18%, 3/10/15	240,000	219

Total Corporate Bonds (Cost: $1,950)		2,020

Governments (69.9%)
Governments (69.9%)
Farmer Mac Guaranteed Notes Trust, Series 2007-01, 5.125%, 4/19/17 144A	500,000	512
Federal Home Loan Bank, 4.875%, 5/17/17	755,000	757
Federal Home Loan Mortgage Corp., 3.75%, 6/28/13	600,000	595
Federal Home Loan Mortgage Corp., 4.125%, 9/27/13	500,000	504
Federal Home Loan Mortgage Corp., 4.50%, 4/2/14	500,000	506
Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	620,000	628
Federal Home Loan Mortgage Corp., 5.00%, 1/30/14	1,400,000	1,450
Federal National Mortgage Association, 6.162%, 2/17/09	1,951,000	1,951
Financing Corp., 0.00%, 5/30/10	359,000	346
Israel Government AID Bond, 0.00%, 11/1/14	500,000	404
Private Export Funding Corp., 4.55%, 5/15/15	600,000	597
Tennessee Valley Authority, 4.50%, 4/1/18	450,000	440
Tennessee Valley Authority, 4.875%, 12/15/16	450,000	453
Tennessee Valley Authority, 6.79%, 5/23/12	1,200,000	1,317
Tennessee Valley Authority Stripped, 0.00%, 7/15/09	160,000	158
Tennessee Valley Authority Stripped, 0.00%, 11/1/12	251,000	220
US Treasury Inflation Index Bond, 0.875%, 4/15/10	267,005	262
US Treasury Inflation Index Bond, 1.375%, 7/15/18	2,345,701	2,167
US Treasury Inflation Index Bond, 1.625%, 1/15/15	345,531	336
US Treasury Inflation Index Bond, 1.625%, 1/15/18	2,099,560	1,989
US Treasury Inflation Index Bond, 1.75%, 1/15/28	4,351,338	3,796
US Treasury Inflation Index Bond, 1.875%, 7/15/13	868,137	866
US Treasury Inflation Index Bond, 1.875%, 7/15/15	395,735	390
US Treasury Inflation Index Bond, 2.00%, 4/15/12	379,330	380
US Treasury Inflation Index Bond, 2.00%, 1/15/14	737,949	736
US Treasury Inflation Index Bond, 2.00%, 7/15/14	583,365	582
US Treasury Inflation Index Bond, 2.00%, 1/15/16	5,124,778	5,064
US Treasury Inflation Index Bond, 2.00%, 1/15/26	2,216,120	2,023
US Treasury Inflation Index Bond, 2.375%, 4/15/11	747,907	756
US Treasury Inflation Index Bond, 2.375%, 1/15/17	2,889,958	2,914
US Treasury Inflation Index Bond, 2.375%, 1/15/25	2,333,460	2,261
US Treasury Inflation Index Bond, 2.375%, 1/15/27	1,717,616	1,661
US Treasury Inflation Index Bond, 2.50%, 7/15/16	1,742,400	1,783
US Treasury Inflation Index Bond, 2.625%, 7/15/17	1,671,280	1,721
US Treasury Inflation Index Bond, 3.00%, 7/15/12	428,110	446
US Treasury Inflation Index Bond, 3.375%, 1/15/12	278,678	292

US Treasury Inflation Index Bond, 3.375%, 4/15/32	1,579,751	1,811
US Treasury Inflation Index Bond, 3.50%, 1/15/11	379,083	394
US Treasury Inflation Index Bond, 3.625%, 4/15/28	1,495,725	1,721
US Treasury Inflation Index Bond, 3.875%, 4/15/29	936,460	1,120

Total Governments (Cost: $48,361)		46,309

Structured Products (24.8%)
Structured Products (24.8%)
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	149,172	136
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3, 4.05% 11/10/38	1,530,000	1,479
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class B, 7.619%, 8/15/31	700,000	706
Citibank Credit Card Issuance Trust, Series 2007-A2, Class A2, 2.801%, 5/21/12	500,000	487
CNH Equipment Trust, Series 2007-C, Class A3A, 5.21%, 12/15/11	400,000	399
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, 2.668%, 4/15/22 144A	500,000	458
Federal Home Loan Mortgage Corp., 5.00%, 5/1/23	1,717,986	1,705
Federal Home Loan Mortgage Corp., 5.50%, 12/1/36	461,858	460
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	2,833,110	2,819
Federal Home Loan Mortgage Corp., 5.752%, 1/1/38	592,491	604
Federal Home Loan Mortgage Corp., Series 3234, Class PA, 5.00%, 10/15/26	568,593	574
Federal National Mortgage Association, 5.50%, 9/1/35	882,898	882
Federal National Mortgage Association, 5.50%, 7/1/36	440,990	440
Federal National Mortgage Association, 5.50%, 2/1/37	2,641,108	2,636
Federal National Mortgage Association, 6.00%, 10/1/37	971,841	985
Federal National Mortgage Association, 6.00%, 7/1/38	244,496	248
Federal National Mortgage Association, Series 2004-9, Class YJ, 4.00%, 10/25/13	151,658	152
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A2, 4.471%, 5/10/43	486,297	477
Government National Mortgage Association, 4.875%, 12/20/31	243,175	245
Government National Mortgage Association, 5.625%, 7/20/31	109,450	111
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, 2.788%, 6/15/22 144A	427,875	395

Total Structured Products (Cost: $16,466)		16,398

Money Market Investments (2.8%)
Finance Services (2.7%)
(k) Tulip Funding Corp., 7.25%, 10/1/08	1,800,000	1,800

Total		1,800

Other Holdings (0.1%)
J.P. Morgan Money Market Fund	54,973	55

Total		55

Total Money Market Investments (Cost: $1,855)		1,855

Total Investments (101.7%) (Cost $69,363)(a)		67,305

Other Assets, Less Liabilities (-1.7%)		(1,124)

Net Assets (100.0%)		66,181

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008 the value of these securities (in thousands) was $1,365, representing 2.06% of the net assets.

RB – Revenue Bond

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $69,363 and the net unrealized depreciation of investments based on that cost was $2,057 which is comprised of $316 aggregate gross unrealized appreciation and $2,373 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding at September 30, 2008:

Total Return Swaps

Counterparty	Reference	Payments Made by the Fund	Payments Received by the Fund	Exp Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Bank of America	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America Total Return Calculation at Maturity based on Reference Entitiy	CPURNSA Index Total Return at Maturity	5/10	2,500	$— (m)
Bank of America	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America Total Return Calculation at Maturity based on Reference Entitiy	CPURNSA Index Total Return at Maturity	5/13	2,500	($59)
Bank of America	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America Total Return Calculation at Maturity based on Reference Entitiy	CPURNSA Index Total Return at Maturity	7/13	1,725	($82)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	7/10	3,000	$46
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	8/12	2,500	($6)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	6/14	1,000	($8)

Barclays Capital	U.S. Consumer Price Index (CPI)	Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPI Index Total Return at Maturity	8/17	2,000	($33)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	12/27	1,700	($107)

						($249)

(k)	Securities with an aggregate market value of $1,800 (in thousands) have been pledged as collateral for swap contracts outstanding on September 30, 2008.

(m)	Amount is less than one thousand.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$55	$—
Level 2 – Other significant observable inputs	67,250	(249)
Level 3 – Significant unobservable inputs	—	—

Total	67,305	(249)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

High Yield Bond Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Bonds (88.7%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (2.9%)
BE Aerospace, Inc., 8.50%, 7/1/18	706,000	685
Bombardier, Inc., 8.00%, 11/15/14 144A	714,000	707
DRS Technologies, Inc., 7.625%, 2/1/18	680,000	711
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.50%, 4/1/15	412,000	377
(c) Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	927,000	839
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	860,000	770
L-3 Communications Corp., 6.375%, 10/15/15	2,275,000	2,092
L-3 Communications Corp., 7.625%, 6/15/12	1,335,000	1,315

Total		7,496

Autos/Vehicle Parts (3.6%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,095,000	580
Cooper Tire & Rubber Co., 8.00%, 12/15/19	680,000	517
Ford Motor Co., 7.45%, 7/16/31	2,775,000	1,193
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	1,345,000	850
Ford Motor Credit Co. LLC, 8.625%, 11/1/10	710,000	503
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	2,980,000	2,057
General Motors Corp., 7.20%, 1/15/11	755,000	444
General Motors Corp., 8.375%, 7/15/33	2,570,000	1,028
Lear Corp., 8.75%, 12/1/16	872,000	606
Visteon Corp., 8.25%, 8/1/10	993,000	824
Visteon Corp., 12.25%, 12/31/16 144A	1,102,000	661

Total		9,263

Basic Materials (8.6%)
Abitibi-Consolidated Co. of Canada, 7.75%, 6/15/11	1,007,000	322
Abitibi-Consolidated Co. of Canada, 8.375%, 4/1/15	1,400,000	340
Arch Western Finance LLC, 6.75%, 7/1/13	565,000	531
Berry Plastics Holding Corp., 8.875%, 9/15/14	590,000	460
Cascades, Inc., 7.25%, 2/15/13	504,000	393
Catalyst Paper Corp., 8.625%, 6/15/11	340,000	269
Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	507,000	499
Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	825,000	804
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,995,000	1,955
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	1,360,000	1,336
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	2,130,000	2,099
Georgia-Pacific LLC, 7.00%, 1/15/15 144A	1,853,000	1,686
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	594,000	530
Graphic Packaging International Corp., 9.50%, 8/15/13	1,031,000	933
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	1,955,000	1,544
Huntsman LLC, 11.50%, 7/15/12	745,000	760
Huntsman International LLC, 7.375%, 1/1/15	755,000	634
Invista, 9.25%, 5/1/12 144A	875,000	860
Momentive Performance Materials, Inc., 9.75%, 12/1/14	1,010,000	798
NewPage Corp., 10.00%, 5/1/12	750,000	671
Norampac Industries, Inc., 6.75%, 6/1/13	625,000	469
Novelis, Inc., 7.25%, 2/15/15	2,098,000	1,825
Peabody Energy Corp., 7.375%, 11/1/16	185,000	178
Peabody Energy Corp., 7.875%, 11/1/26	1,095,000	975
Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	955,000	802
Texas Industries, Inc., 7.25%, 7/15/13 144A	470,000	409

Total		22,082

Capital Goods (2.3%)
Case New Holland, Inc., 7.125%, 3/1/14	1,090,000	992
Da-Lite Screen Co., Inc., 9.50%, 5/15/11	675,000	638
RSC Equipment Rental, Inc., 9.50%, 12/1/14	1,042,000	789
SPX Corp., 7.625%, 12/15/14 144A	820,000	820
Terex Corp., 8.00%, 11/15/17	1,100,000	1,001
United Rentals North America, Inc., 6.50%, 2/15/12	1,825,000	1,524

Total		5,764

Consumer Products/Retailing (3.9%)
Education Management LLC/Education Management Finance Corp., 10.25%, 6/1/16	1,870,000	1,495
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12	1,105,000	1,111
Levi Strauss & Co., 8.875%, 4/1/16	1,275,000	1,020
New Albertson’s, Inc., 7.25%, 5/1/13	1,145,000	1,111
Oxford Industries, Inc., 8.875%, 6/1/11	1,693,000	1,529
Phillips-Van Heusen Corp., 8.125%, 5/1/13	200,000	200
Rite Aid Corp., 7.50%, 3/1/17	1,017,000	773
Rite Aid Corp., 8.625%, 3/1/15	336,000	176
Rite Aid Corp., 9.375%, 12/15/15	540,000	284
Rite Aid Corp., 10.375%, 7/15/16	470,000	409
SUPERVALU, Inc., 7.50%, 11/15/14	1,120,000	1,086
Warnaco, Inc., 8.875%, 6/15/13	755,000	763

Total		9,957

Energy (13.5%)
Basic Energy Services, Inc., 7.125%, 4/15/16	1,220,000	1,086
Chaparral Energy, Inc., 8.875%, 2/1/17	1,220,000	964
Chesapeake Energy Corp., 6.375%, 6/15/15	823,000	735
Chesapeake Energy Corp., 6.625%, 1/15/16	1,405,000	1,261
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	690
Chesapeake Energy Corp., 7.50%, 9/15/13	1,120,000	1,084
Chesapeake Energy Corp., 7.625%, 7/15/13	655,000	626
Cimarex Energy Co., 7.125%, 5/1/17	1,015,000	934
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	405,000	387
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	675,000	641
Complete Production Services, Inc., 8.00%, 12/15/16	803,000	763
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	730,000	701
Denbury Resources, Inc., 7.50%, 12/15/15	750,000	690
El Paso Corp., 7.25%, 6/1/18	1,175,000	1,093
El Paso Corp., 7.75%, 1/15/32	1,095,000	916
Forest Oil Corp., 7.25%, 6/15/19	650,000	556
Forest Oil Corp., 7.25%, 6/15/19 144A	450,000	385
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	1,090,000	1,019
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16	95,000	87
Key Energy Services, Inc., 8.375%, 12/1/14 144A	1,100,000	1,056
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	675,000	581
Linn Energy LLC, 9.875%, 7/1/18 144A	705,000	613
Mariner Energy, Inc., 8.00%, 5/15/17	915,000	773
Newfield Exploration Co., 6.625%, 9/1/14	190,000	171
Newfield Exploration Co., 6.625%, 4/15/16	1,045,000	930
Newfield Exploration Co., 7.125%, 5/15/18	560,000	487
OPTI Canada, Inc., 8.25%, 12/15/14	1,645,000	1,472
Petrohawk Energy Corp., 7.875%, 6/1/15 144A	935,000	813
Petrohawk Energy Corp., 9.125%, 7/15/13	1,636,000	1,537
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	633,000	535
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	528,000	438
Plains Exploration & Production Co., 7.00%, 3/15/17	680,000	592
Plains Exploration & Production Co., 7.625%, 6/1/18	470,000	416
Plains Exploration & Production Co., 7.75%, 6/15/15	900,000	828
Range Resources Corp., 6.375%, 3/15/15	1,119,000	1,024

Range Resources Corp., 7.25%, 5/1/18	150,000	142
Range Resources Corp., 7.50%, 5/15/16	235,000	224
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	470,000	404
Sesi LLC, 6.875%, 6/1/14	1,145,000	996
Sonat, Inc., 7.625%, 7/15/11	315,000	319
Southwestern Energy Co., 7.50%, 2/1/18 144A	830,000	805
Targa Resources Partners LP, 8.25%, 7/1/16 144A	565,000	486
Tesoro Corp., 6.25%, 11/1/12	460,000	403
Tesoro Corp., 6.625%, 11/1/15	2,330,000	1,898
W&T Offshore, Inc., 8.25%, 6/15/14 144A	1,040,000	832
Whiting Petroleum Corp., 7.25%, 5/1/13	1,379,000	1,279

Total		34,672

Financials (3.9%)
Bank of America Corp., 8.125%, 12/29/49	1,120,000	905
Citigroup, Inc., 8.40%, 4/29/49	1,120,000	762
E*TRADE Financial Corp., 7.375%, 9/15/13	55,000	45
E*TRADE Financial Corp., 7.875%, 12/1/15	580,000	464
E*TRADE Financial Corp., 8.00%, 6/15/11	950,000	827
General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	1,635,000	773
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	550,000	329
General Motors Acceptance Corp. LLC, 8.00%, 11/1/31	3,240,000	1,223
iStar Financial, Inc., 6.00%, 12/15/10	735,000	439
iStar Financial, Inc., 8.625%, 6/1/13	670,000	348
JPMorgan Chase & Co., 7.90%, 4/29/49	1,120,000	943
LaBranche & Co., Inc., 11.00%, 5/15/12	561,000	527
Nuveen Investments, Inc., 10.50%, 11/15/15 144A	825,000	635
Wachovia Corp., 7.98%, 2/28/49	560,000	234
Wells Fargo Capital XV, 9.75%, 12/29/49	1,500,000	1,456

Total		9,910

Foods (2.5%)
Constellation Brands, Inc., 7.25%, 9/1/16	1,070,000	984
Constellation Brands, Inc., 7.25%, 5/15/17	870,000	800
Constellation Brands, Inc., 8.375%, 12/15/14	455,000	450
Pilgrim’s Pride Corp., 7.625%, 5/1/15	843,000	523
Pilgrim’s Pride Corp., 8.375%, 5/1/17	405,000	190
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	735,000	599
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	1,415,000	1,062
Smithfield Foods, Inc., 7.75%, 5/15/13	1,310,000	1,101
Smithfield Foods, Inc., 7.75%, 7/1/17	760,000	597

Total		6,306

Gaming/Leisure/Lodging (8.5%)
AMC Entertainment, Inc., 11.00%, 2/1/16	1,273,000	1,254
Caesars Entertainment, Inc., 7.875%, 3/15/10	740,000	575
Caesars Entertainment, Inc., 8.125%, 5/15/11	1,775,000	1,047
Felcor Lodging LP, 8.50%, 6/1/11	1,117,000	966
Harrah’s Operating Co., Inc., 5.50%, 7/1/10	750,000	563
Harrah’s Operating Co., Inc., 10.75%, 2/1/16 144A	1,900,000	969
The Hertz Corp., 8.875%, 1/1/14	840,000	725
Host Hotels & Resorts LP, 7.125%, 11/1/13	2,865,000	2,549
Las Vegas Sands Corp., 6.375%, 2/15/15	1,845,000	1,410
Mandalay Resort Group, 9.375%, 2/15/10	660,000	607
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	1,375,000	894
MGM MIRAGE, Inc., 6.75%, 9/1/12	1,485,000	1,162
MGM MIRAGE, Inc., 7.50%, 6/1/16	1,800,000	1,314
MGM MIRAGE, Inc., 8.375%, 2/1/11	1,125,000	920
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	1,095,000	756
Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	375,000	319
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	875,000	753
Seminole Hard Rock Entertainment, Inc., 5.319%, 3/15/14 144A	540,000	405

Station Casinos, Inc., 6.00%, 4/1/12	1,475,000	826
Station Casinos, Inc., 6.625%, 3/15/18	615,000	163
Station Casinos, Inc., 6.875%, 3/1/16	685,000	192
Universal City Development Partners, 11.75%, 4/1/10	907,000	876
Universal City Florida Holding Co. I & II, 8.375%, 5/1/10	400,000	386
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	2,395,000	2,042

Total		21,673

Health Care/Pharmaceuticals (6.0%)
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15	997,000	773
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	2,215,000	2,104
FMC Finance III SA, 6.875%, 7/15/17	1,265,000	1,218
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	410,000	414
HCA, Inc., 6.75%, 7/15/13	905,000	760
HCA, Inc., 9.125%, 11/15/14	782,000	760
HCA, Inc., 9.25%, 11/15/16	3,164,000	3,078
(c) HCA, Inc., 9.625%, 11/15/16	1,273,000	1,209
Senior Housing Properties Trust, 8.625%, 1/15/12	610,000	619
Service Corp. International, 6.75%, 4/1/15	855,000	746
Service Corp. International, 6.75%, 4/1/16	825,000	705
Service Corp. International, 7.375%, 10/1/14	175,000	159
Tenet Healthcare Corp., 7.375%, 2/1/13	985,000	896
Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	1,095,000	1,035
Ventas Realty LP/Ventas Capital Corp., 9.00%, 5/1/12	750,000	782

Total		15,258

Media (8.3%)
CCH I Holdings LLC / CCH I Holdings Capital Corp., 11.00%, 10/1/15	715,000	465
CCH I Holdings LLC / CCH I Holdings Capital Corp., 11.75%, 5/15/14	1,995,000	768
CCH II LLC / CCH II Capital Corp., 10.25%, 9/15/10	1,000,000	895
CSC Holdings, Inc., 7.625%, 4/1/11	2,055,000	1,972
CSC Holdings, Inc., 7.875%, 2/15/18	1,690,000	1,487
DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, 5/15/16 144A	3,090,000	2,795
EchoStar DBS Corp., 7.00%, 10/1/13	1,675,000	1,445
EchoStar DBS Corp., 7.125%, 2/1/16	1,310,000	1,051
EchoStar DBS Corp., 7.75%, 5/31/15	1,405,000	1,191
Idearc, Inc., 8.00%, 11/15/16	3,210,000	875
Kabel Deutschland GmbH, 10.625%, 7/1/14	1,215,000	1,191
Lamar Media Corp., 6.625%, 8/15/15	1,875,000	1,552
LIN Television Corp., 6.50%, 5/15/13	780,000	608
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	390,000	353
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	1,185,000	978
Quebecor Media, Inc., 7.75%, 3/15/16	1,100,000	963
R.H. Donnelley Corp., 6.875%, 1/15/13	1,765,000	689
R.H. Donnelley Corp., 8.875%, 10/15/17	365,000	124
(c) Univision Communications, Inc., 9.75%, 3/15/15 144A	1,180,000	549
Videotron Ltee, 6.375%, 12/15/15	340,000	299
Videotron Ltee, 6.875%, 1/15/14	838,000	792
Videotron Ltee, 9.125%, 4/15/18 144A	185,000	187

Total		21,229

Real Estate (0.8%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	1,510,000	1,155
The Rouse Co. LP, 7.20%, 9/15/12	1,175,000	834

Total		1,989

Services (1.9%)
Allied Waste North America, Inc., 6.125%, 2/15/14	565,000	520
Allied Waste North America, Inc., 6.875%, 6/1/17	815,000	758

Allied Waste North America, Inc., 7.25%, 3/15/15	1,411,000	1,350
Crum & Forster Holdings Corp., 7.75%, 5/1/17	772,000	672
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	825,000	796
WCA Waste Corp., 9.25%, 6/15/14	880,000	827

Total		4,923

Technology (3.7%)
Expedia, Inc., 8.50%, 7/1/16 144A	560,000	504
First Data Corp., 9.875%, 9/24/15 144A	1,285,000	1,009
Flextronics International, Ltd., 6.50%, 5/15/13	1,130,000	1,003
Freescale Semiconductor, Inc., 8.875%, 12/15/14	981,000	677
(c) Freescale Semiconductor, Inc., 9.125%, 12/15/14	1,442,000	908
Iron Mountain, Inc., 8.00%, 6/15/20	1,130,000	1,084
NXP BV/NXP Funding LLC, 9.50%, 10/15/15	615,000	317
Sabre Holdings Corp., 8.35%, 3/15/16	915,000	586
STATS ChipPAC, Ltd., 6.75%, 11/15/11	662,000	672
SunGard Data Systems, Inc., 9.125%, 8/15/13	670,000	603
SunGard Data Systems, Inc., 10.625%, 5/15/15 144A	800,000	752
Travelport LLC, 11.875%, 9/1/16	885,000	635
Unisys Corp., 8.00%, 10/15/12	810,000	656

Total		9,406

Telecommunications (6.5%)
(c) ALLTEL Communications, Inc., 10.375%, 12/1/17 144A	1,095,000	1,248
American Tower Corp., 7.00%, 10/15/17 144A	825,000	788
Cricket Communications, Inc., 10.00%, 7/15/15 144A	470,000	449
Embarq Corp., 7.082%, 6/1/16	740,000	600
Frontier Communications Co., 9.00%, 8/15/31	2,205,000	1,687
Frontier Communications Co., 9.25%, 5/15/11	2,025,000	2,024
Intelsat Corp., 9.25%, 8/15/14 144A	755,000	706
Intelsat, Ltd., 7.625%, 4/15/12	755,000	570
Qwest Communications International, Inc., 7.50%, 11/1/08	375,000	371
Qwest Corp., 6.50%, 6/1/17	1,035,000	828
Qwest Corp., 7.50%, 10/1/14	221,000	191
Qwest Corp., 7.625%, 6/15/15	750,000	653
Qwest Corp., 7.875%, 9/1/11	986,000	947
Rogers Wireless, Inc., 8.00%, 12/15/12	1,220,000	1,217
Sprint Capital Corp., 8.375%, 3/15/12	755,000	680
Sprint Nextel Corp., 6.00%, 12/1/16	1,120,000	862
Windstream Corp., 7.00%, 3/15/19	680,000	544
Windstream Corp., 8.125%, 8/1/13	1,150,000	1,093
Windstream Corp., 8.625%, 8/1/16	1,220,000	1,125

Total		16,583

Transportation-Rail & Other (2.1%)
American Railcar Industries, Inc., 7.50%, 3/1/14	680,000	602
Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	1,150,000	1,098
Kansas City Southern de Mexico SAB de CV, 7.625%, 12/1/13	470,000	449
Kansas City Southern de Mexico SAB de CV, 9.375%, 5/1/12	933,000	952
Stena AB, 7.50%, 11/1/13	2,305,000	2,241

Total		5,342

Utilities (9.7%)
The AES Corp., 7.75%, 10/15/15	755,000	685
The AES Corp., 8.00%, 10/15/17	825,000	745
The AES Corp., 8.00%, 6/1/20 144A	755,000	661
Aquila, Inc., 7.95%, 2/1/11	78,000	81
Aquila, Inc., 11.875%, 7/1/12	755,000	835
Dynegy Holdings, Inc., 7.50%, 6/1/15	1,300,000	1,099

Dynegy Holdings, Inc., 7.75%, 6/1/19	815,000	652
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,465,000	1,275
Edison Mission Energy, 7.00%, 5/15/17	1,585,000	1,427
Edison Mission Energy, 7.20%, 5/15/19	1,846,000	1,624
Elwood Energy LLC, 8.159%, 7/5/26	1,069,095	980
Energy Future Holdings Corp., 10.875%, 11/1/17 144A	1,100,000	993
Indiantown Cogeneration LP, 9.77%, 12/15/20	1,740,000	1,827
Intergen NV, 9.00%, 6/30/17 144A	610,000	610
Mirant Americas Generation LLC, 8.50%, 10/1/21	2,265,000	1,755
NRG Energy, Inc., 7.25%, 2/1/14	925,000	858
NRG Energy, Inc., 7.375%, 2/1/16	665,000	599
NRG Energy, Inc., 7.375%, 1/15/17	1,556,000	1,416
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	948,000	901
Reliant Energy, Inc., 7.625%, 6/15/14	1,855,000	1,391
Sierra Pacific Resources, 8.625%, 3/15/14	392,000	401
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 144A	4,500,000	4,060

Total		24,875

Total Bonds (Cost: $269,429)		226,728

Money Market Investments (10.2%)
Aircraft (2.0%)
Textron, Inc., 6.00%, 10/10/08	5,000,000	4,993

Total		4,993

Autos (0.4%)
DaimlerChrysler Relvolving Auto Conduit LLC, 6.80%, 10/1/08	1,000,000	1,000

Total		1,000

Energy (2.0%)
Duke Energy Corp., 6.00%, 10/3/08	5,000,000	4,998

Total		4,998

Finance Services (3.8%)
Alpine Securitization Corp., 6.50%, 10/1/08	5,000,000	5,000
Barton Capital LLC, 6.25%, 10/1/08	5,000,000	5,000

Total		10,000

Oil & Gas Exploration Services (2.0%)
Marathon Oil Corp., 6.50%, 10/8/08	5,000,000	4,994

Total		4,994

Total Money Market Investments (Cost: $25,985)		25,985

Total Investments (98.9%) (Cost $295,414)(a)		252,713

Other Assets, Less Liabilities (1.1%)		2,855

Net Assets (100.0%)		255,568

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008 the value of these securities (in thousands) was $35,626, representing 13.94% of the net assets.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $295,414 and the net unrealized depreciation of investments based on that cost was $42,701 which is comprised of $349 aggregate gross unrealized appreciation and $43,050 aggregate gross unrealized depreciation.

(c)	PIK - Payment In Kind

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$—	$—
Level 2 – Other significant observable inputs	252,713	—
Level 3 – Significant unobservable inputs	—	—

Total	252,713	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. On September 30, 2008, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Multi-Sector Bond Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Municipal Bonds (1.5%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds (1.5%)
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	82
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	100,000	76
California Educational Facilities Authority, Series 2007-A, 4.75%, 10/1/37 RB	100,000	88
Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, FGIC	100,000	50
East Bay Municipal Utility District, Series 2007-A, 5.00%, 6/1/32 RB, FGIC	400,000	377
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	74
Golden State Tobacco Securitization Corp., Series 2007-A2, 0.00%, 6/1/37 RB	100,000	53
Los Angeles Community College District, Series 2007-A, 5.00%, 8/1/32 GO, FGIC	100,000	94
Los Angeles Unified School District, Series 2007-A1, 4.50%, 7/1/23 GO, FSA	100,000	88
North Texas Municipal Water District Water System, Series 2006, 5.00%, 9/1/35 RB, MBIA	100,000	93
Northern Tobacco Securitization Corp., Series 2006-A, 5.00%, 6/1/46 RB	200,000	129
State of Florida Department of Transportation, Series 2008-A, 5.25%, 7/1/37 GO	100,000	97
State of Washington Motor Vehicle Fuel Tax, Series 2008-D, 5.00%, 1/1/33 GO	100,000	93
Tobacco Securitization Authority of Southern California, Series A1-SNR, 5.00%, 6/1/37 RB	100,000	71

Total Municipal Bonds (Cost: $1,631)		1,465

Corporate Bonds (43.7%)
Aerospace/Defense (0.1%)
Northwest Airlines, Inc., 7.626%, 4/10/11	60,108	53
United Air Lines Pass-Through Certificates, Series 2000-1, 7.73%, 7/1/10	37,058	37

Total		90

Auto Manufacturing (0.3%)
ArvinMeritor, Inc., 8.125%, 9/15/15	65,000	50
ArvinMeritor, Inc., 8.75%, 3/1/12	65,000	55
Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	150,000	120
Tenneco, Inc. 8.625%, 11/15/14	100,000	80

Total		305

Banking (9.1%)
American Honda Finance Corp., 3.194%, 2/5/10	200,000	200
American International Group, Inc., 5.85%, 1/16/18	500,000	251
Bank of America Corp., 5.75%, 12/1/17	500,000	424
Bank of America Corp., 8.00%, 12/29/49	500,000	396
Bank of America Corp., 8.125%, 12/29/49	700,000	566
Barclays Bank PLC, 5.45%, 9/12/12	250,000	249
Barclays Bank PLC, 7.70%, 4/26/49 144A	700,000	615
Citigroup Capital XXI, 8.30%, 12/21/57	300,000	224
Citigroup Funding, Inc., 3.852%, 5/7/10	200,000	189
Citigroup, Inc., 8.40%, 4/29/49	700,000	476
Credit Suisse/New York NY, 5.00%, 5/15/13	300,000	278
Wells Fargo Capital XIII, 7.70%, 12/29/19	200,000	174
Barclays Bank PLC NY, 2.913%, 8/10/09	200,000	199
Citigroup, Inc., 3.799%, 12/28/09	1,100,000	1,064
Deutsche Telekom International Finance BV, 3.39%, 3/23/09	200,000	199
HBOS PLC, 5.92%, 9/1/49 144A	660,000	389
HSBC Holdings PLC, 6.50%, 5/2/36	760,000	629
Rabobank Nederland NV, 3.209%, 5/19/10 144A	400,000	399
Santander Perpetual SA Unipersonal, 6.671%, 10/24/49 144A	300,000	280
Wachovia Bank NA, 3.704%, 5/14/10	900,000	737
Wachovia Corp., 5.50%, 5/1/13	100,000	83
Wells Fargo & Co., 4.375%, 1/31/13	400,000	368
Wells Fargo & Co., 5.25%, 10/23/12	410,000	394

Total		8,783

Basic Materials (1.9%)
Berry Plastics Holding Corp., 8.875%, 9/15/14	100,000	78
C8 Capital SPV, Ltd., 6.64%, 12/31/49	1,000,000	926
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	400,000	357
Vale Overseas, Ltd., 8.25%, 1/17/34	325,000	340
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14	75,000	65

Total		1,766

Cable/Media/Broadcasting/Satellite (1.6%)
Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 4/30/12 144A	125,000	112
Charter Communications Operating LLC/Charter Communications Operating Capital, 8.375%, 4/30/14 144A	125,000	110
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	144
Dex Media West LLC/Dex Media West Finance Co., 8.50%, 8/15/2010	75,000	66
EchoStar DBS Corp., 7.125%, 2/1/16	325,000	261
Quebecor Media, Inc., 7.75%, 3/15/16	125,000	109
Viacom, Inc., 5.75%, 4/30/11	690,000	671

Total		1,473

Consumer Products (0.2%)
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/14	100,000	30
Tesco PLC, 5.50%, 11/15/17 144A	150,000	134

Total		164

Electric Utilities (0.1%)
Sierra Pacific Power Co., 6.75%, 7/1/37	75,000	67

Total		67

Finance (2.0%)
Genworth Global Funding Trusts, 2.981%, 4/15/14	300,000	228
National Rural Utilities Cooperative Finance Corp., 3.576%, 7/1/10	900,000	900
Unicredito Italiano/New York NY, 3.088%, 5/15/09	800,000	799

Total		1,927

Food Processors (1.8%)
America Movil SAB de CV, 5.75%, 1/15/15	1,000,000	941
H.J. Heinz Co., 6.428%, 12/1/08 144A	660,000	661
New Albertson’s, Inc., 7.45%, 8/1/29	125,000	111

Total		1,713

Gaming/Lodging/Leisure (0.4%)
The Hertz Corp., 8.875%, 1/1/14	150,000	129
MGM MIRAGE, Inc., 7.50%, 6/1/16	200,000	146
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	95,000	81

Total		356

Gas Pipelines (0.3%)
El Paso Corp., 7.00%, 6/15/17	325,000	290

Total		290

Health Care (1.5%)
Biomet, Inc., 10.00%, 10/15/17	38,000	39
(c) Biomet, Inc., 10.375%, 10/15/17	189,000	187
Biomet, Inc., 11.625%, 10/15/17	198,000	199
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	325,000	309
HCA, Inc., 9.25%, 11/15/16	550,000	534
Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17	150,000	142

Total		1,410

Independent Finance (2.5%)
Countrywide Financial Corp., 2.931%, 1/5/09	1,000,000	986
General Electric Capital Corp., 5.45%, 1/15/13	650,000	607
International Lease Finance Corp., 4.95%, 2/1/11	200,000	148
SLM Corp., 2.94%, 7/27/09	200,000	176
SLM Corp., 2.96%, 7/26/10	100,000	76
SLM Corp., 3.019%, 3/15/11	200,000	131
SLM Corp., 3.03%, 10/25/11	400,000	255

Total		2,379

Industrials – Other (0.3%)
Allied Waste North America, Inc., 7.25%, 3/15/15	100,000	96
ARAMARK Corp., 6.301%, 2/1/15	250,000	219

Total		315

Information/Data Technology (1.4%)
Oracle Corp., 5.00%, 1/15/11	1,300,000	1,331

Total		1,331

Life Insurance (0.8%)
Allstate Life Global Funding II, 3.461%, 5/21/10	200,000	199
Hartford Life Global Funding Trusts, 2.999%, 6/16/14	300,000	263
Metropolitan Life Global Funding I, 3.069%, 3/15/12 144A	300,000	292

Total		754

Machinery (1.9%)
Caterpillar Financial Services Corp., 4.226%, 6/24/11	900,000	867
John Deere Capital Corp., 3.567%, 6/10/11	900,000	901

Total		1,768

Metals/Mining (0.3%)
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	250,000	246

Total		246

Oil and Gas (5.6%)
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 5/20/16	150,000	134
Chesapeake Energy Corp., 6.875%, 1/15/16	300,000	274
Citic Resources Finance, Ltd., 6.75%, 5/15/14 144A	200,000	152
(o) GAZ Capital SA, 8.625%, 4/28/34	2,400,000	2,185
Marathon Oil Corp., 6.00%, 10/1/17	1,000,000	898
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,000,000	916
Pemex Project Funding Master Trust, 6.625%, 6/15/38 144A	100,000	95
(d) SemGroup LP, 8.75%, 11/15/15 144A	500,000	50
TransCapitalInvest Ltd., for OJSC AK Transneft, 6.103%, 6/27/12 144A	200,000	182
Valero Energy Corp., 6.125%, 6/15/17	205,000	192
Valero Energy Corp., 6.875%, 4/15/12	50,000	51
Williams Companies, Inc., 7.625%, 7/15/19	125,000	123
XTO Energy, Inc., 7.50%, 4/15/12	100,000	105

Total		5,357

Security Brokers and Dealers (4.7%)
The Bear Stearns Companies, Inc., 2.927%, 5/18/10	100,000	98
The Bear Stearns Companies, Inc., 3.096%, 1/30/09	100,000	99
The Bear Stearns Companies, Inc., 6.40%, 10/2/17	325,000	304
The Goldman Sachs Group, Inc., 4.069%, 6/28/10	1,000,000	891
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	200,000	166
The Goldman Sachs Group, Inc., 6.75%, 10/1/37	450,000	300
(d) Lehman Brothers Holdings, Inc., 2.951%, 5/25/10	200,000	25
(d) Lehman Brothers Holdings, Inc., 3.053%, 11/10/09	200,000	25
(d) Lehman Brothers Holdings, Inc., 6.00%, 7/19/12	300,000	38
(d) Lehman Brothers Holdings, Inc., 6.20%, 9/26/14	100,000	13
Merrill Lynch & Co., Inc., 6.875%, 4/25/18	800,000	708
Morgan Stanley, 4.904%, 5/14/10	100,000	73
Morgan Stanley, 5.75%, 8/31/12	100,000	71
Morgan Stanley, 5.95%, 12/28/17	200,000	125
Morgan Stanley, 6.00%, 4/28/15	500,000	340
UBS AG/Stamford Branch, 2.789%, 7/23/09	700,000	693
UBS AG/Stamford Branch, 3.714%, 5/5/10	100,000	100
UBS AG/Stamford Branch, 5.75%, 4/25/18	300,000	261
UBS AG/Stamford Branch, 5.875%, 12/20/17	100,000	89

Total		4,419

Technology (0.6%)
Celestica, Inc., 7.875%, 7/1/11	150,000	146
First Data Corp., 9.875%, 9/24/15 144A	175,000	137
Freescale Semi Conductor, 6.694%, 12/15/14	250,000	167
Sungard Data Systems, Inc., 9.125%, 8/15/13	150,000	135

Total		585

Telecommunications (1.3%)
Frontier Communications Corp., 7.125%, 3/15/19	125,000	99
Hawaiian Telcom Communications, Inc., 9.75%, 5/1/13	100,000	20
Nortel Networks, Ltd., 10.125%, 7/15/13	275,000	175
Qwest Communications International, Inc., 7.50%, 2/15/14	150,000	130
Qwest Corp., 7.25%, 9/15/25	500,000	372
Qwest Corp., 8.875%, 3/15/12	75,000	74
Sprint Nextel Corp., 6.00%, 12/1/16	450,000	347

Total		1,217

Tobacco (0.0%)
Reynolds American, Inc., 6.75%, 6/15/17	50,000	47

Total		47

Transportation (0.1%)
BW Gas, Ltd., 6.625%, 6/28/17 144A	130,000	134

Total		134

Utilities (2.6%)
The AES Corp., 8.00%, 10/15/17	100,000	90
Dominion Resources, Inc., 3.866%, 6/17/10	600,000	598
Dynegy Holdings, Inc., 7.50%, 6/1/15	325,000	275
Enel Finance International SA, 5.70%, 1/15/13 144A	100,000	101
Energy Future Holdings Corp., 10.875%, 11/1/17 144A	425,000	384
Nalco Co., 7.75%, 11/15/11	20,000	20
Nalco Co., 8.875%, 11/15/13	20,000	20
Nevada Power Co., 6.75%, 7/1/37	50,000	45
NRG Energy, Inc., 7.375%, 1/15/17	430,000	391
Reliant Energy, Inc., 7.625%, 6/15/14	275,000	206
Reliant Energy, Inc., 7.875%, 6/15/17	125,000	93
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	150,000	129
Teco Finance, Inc., 6.75%, 5/1/15	100,000	96

Total		2,448

Yankee Sovereign (2.3%)
Colombia Government International Bond, 7.375%, 1/27/17	200,000	210
Russian Government International Bond, 7.50%, 3/31/30	1,960,000	2,006

Total		2,216

Total Corporate Bonds (Cost: $48,615)		41,560

Purchased Options (0.0%)
Purchased Options (0.0%)
(n) Call on Federal National Mortgage Association TBA, 6.50%, Strike Price $107.50, 12/4/08	500,000,000	—

Total Purchased Options (Cost: $0)		—

Structured Products (45.4%)
Structured Products (45.4%)
American Home Mortgage Assets, Series 2006-4, Class 1A12, 3.417%, 10/25/46	77,728	30
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 5.66%, 9/25/45	25,825	18
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.658%, 6/10/49	100,000	85
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.745%, 2/10/51	100,000	85
Banc of America Funding Corp., Series 2005-H, Class 5A1, 5.357%, 11/20/35	642,480	601
Bear Sterns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 5.474%, 5/25/47	87,809	74
(n) Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA, 6.014%, 9/25/37	90,372	63
(n) Commercial Mortgage Pass-Through Certificates, Series 2001-JF1A, Class A2F, 2.988%, 2/16/34 144A	795,860	759
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4, 5.306%, 12/10/46	100,000	87
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 3.537%, 11/20/35	27,686	18
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1, 3.855%, 12/25/35	32,598	20
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 3.383%, 12/20/46	116,248	71
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 3.398%, 7/20/46	52,157	32
Encore Credit Receivables Trust, Series 2005-3, Class 2A2, 3.477%, 10/25/35	159,356	157
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 2.718%, 2/15/19	802,612	782
Federal National Mortgage Association, 6.50%, 8/1/37	406,936	418
(b) Federal National Mortgage Association, 6.50%, 9/1/37	2,973,025	3,052
Federal National Mortgage Association, Series 2003-W6, Class F, 3.557%, 9/25/42	103,047	101
(b) Federal National Mortgage Association, Series 2007-114, Class A6, 3.407%, 10/27/37	300,000	276
Federal National Mortgage Association TBA, 5.00%, 10/1/38	8,700,000	8,477
Federal National Mortgage Association TBA, 5.50%, 10/1/38	17,800,000	17,749
Federal National Mortgage Association TBA, 6.00%, 10/1/38	6,400,000	6,482
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 5.178%, 1/25/36	18,562	16
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A2, 3.317%, 3/25/36	93,792	92
Indymac Indx Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 3.447% 7/25/35	9,637	6

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.336%, 5/15/47	100,000	86
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.747%, 2/12/49	100,000	85
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4, 5.794%, 2/12/51	100,000	85
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 2/15/40	84,000	70
Lehman XS Trust, Series 2006-8, Class 3A1A, 3.327%, 6/25/36	661,083	585
Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 3.267%, 12/25/36	42,358	39
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.864%, 4/25/38	900,000	828
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	100,000	85
Nelnet Student Loan Trust, Series 2006-1, Class A2, 2.821%, 2/23/16	486,335	483
(o) SLM Student Loan Trust, Series 2008-9, Class A, 4.173%, 4/25/23	1,000,000	1,004
Structured Asset Securities Corp., Series 2006-GEL4, Class A1, 3.327%, 10/25/36 144A	119,785	111
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-0A1, Class A1A, 3.555%, 2/25/47	56,135	30
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1, 5.468%, 2/25/37	63,411	53
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 5.594%, 7/25/36	19,407	16

Total Structured Products (Cost: $43,333)		43,111

Foreign Bonds (9.1%)
Banking (0.2%)
BCM Ireland Finance, Ltd., 9.965%, 8/15/16	150,000	160

Total		160

Cable/Media/Broadcasting/Satellite (0.1%)
UnityMedia Hessen GmBH & Co. KG, 7.836%, 4/15/13	75,000	93

Total		93

Finance (0.2%)
(i) Punch Taverns Finance PLC, 6.468%, 4/15/33	200,000	212

Total		212

Independent Finance (0.9%)
General Electric Capital Corp., 4.625%, 9/15/66	980,000	811

Total		811

Yankee Sovereign (7.7%)
(o) Brazilian Government International Bond, 12.50%, 1/5/22	3,250,000	1,751
(b) South Africa Government Bond, 13.00%, 8/31/10	21,300,000	2,727
(n) Uruguay Government International Bond, 3.70%, 6/26/37	3,416,514	119
(b) Uruguay Government International Bond, 6.875%, 1/19/16	2,000,000	2,732

Total		7,329

Total Foreign Bonds (Cost: $10,593)		8,605

Money Market Investments (30.8%)
Federal Government & Agencies (2.8%)
(b) Federal Home Loan Mortgage Co., 2.50%, 11/24/08	1,900,000	1,893
(b) US Treasury Bill, 0.35%, 12/4/08	500,000	499
(k) US Treasury Bill, 0.50%, 12/26/08	250,000	250

Total		2,642

Finance Services (2.6%)
(b) Abbey National North America LLC, 2.79%, 11/12/08	2,500,000	2,492

Total		2,492

Repurchase Agreements (25.4%)
(b) JP Morgan Chase Bank, 2.00%, dated 9/30/08, due 10/1/08, repurchase price $24,101, collateralized by U.S. Government Agency Securities with a value of $24,580	24,100,000	24,100

Total		24,100

Total Money Market Investments (Cost: $29,234)		29,234

Total Investments (130.5%) (Cost $133,406)(a)		123,975

Other Assets, Less Liabilities (-30.5%)		(28,961)

Net Assets (100.0%)		95,014

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008 the value of these securities (in thousands) was $5,584, representing 5.87% of the net assets.

GO - General Obligation

RB - Revenue Bond

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $133,406 and the net unrealized depreciation of investments based on that cost was $9,431 which is comprised of $196 aggregate gross unrealized appreciation and $9,627 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long)	32	12/08	$(28)
(Total Notional Value at September 30, 2008, $7,752)
90 Day Euro $ Commodity Future (Long) 732	12/09	$244
(Total Notional Value at September 30, 2008, $176,461 )
90 Day Sterling (Long)	32	12/08	$(19)
(Total Notional Value at September 30, 2008, $7,619)
90 Day Sterling (Long)	11	3/09	$16
(Total Notional Value at September 30, 2008, $2,609)
Euro Bund Future (Long)	20	12/08	$18
Total Notional Value at September 30, 2008, $3,320)

(c)	PIK – Payment in Kind

(d)	Defaulted Security

(h)	Forward foreign currency contract outstanding at September 30, 2008:

Type		Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized Depreciation (000’s)	Net Unrealized Appreciation/ Depreciation (000’s)
Buy	BRL	707	12/08	$—	$(51)	$(51)
Sell	BRL	4,374	12/08	$171	$—	$171
Buy	CLP	19,826	5/09	$—	$(6)	$(6)
Sell	CLP	15,137	12/08	$3	$—	$3
Buy	CNY	6,506	11/08	$—	$(17)	$(17)
Buy	EUR	3,354	10/08	$15	$—	$15
Sell	EUR	6,708	10/08	$186	$(13)	$173
Buy	GBP	400	10/08	$—	$(32)	$(32)
Sell	GBP	753	11/08	$26	$—	$26
Buy	IDR	6,389,525	10/08	$3	$—	$3
Sell	IDR	5,538,000	10/08	$15	$—	$15
Buy	JPY	270,756	10/08	$13	$(22)	$(9)
Sell	JPY	154,833	10/08	$2	$(8)	$(6)
Sell	JPY	49,220	11/08	$1	$—	$1
Buy	MXN	325	11/08	$—	$(1)	$(1)
Buy	MXN	108	5/09	$—	$— (m)	$— (m)
Sell	MXN	325	11/08	$1	$—	$1
Buy	MYR	3,077	11/08	$—	$(52)	$(52)
Sell	MYR	2,859	11/08	$13	$(2)	$11
Buy	PHP	22,200	11/08	$—	$(29)	$(29)
Buy	PHP	16,793	2/09	$—	$(18)	$(18)
Buy	PHP	700	12/10	$—	$(2)	$(2)
Sell	PHP	5,149	11/08	$1	$—	$1
Sell	PHP	700	12/10	$1	$—	$1
Buy	PLN	68	5/09	$—	$(2)	$(2)
Buy	RON	1,478	1/09	$—	$(57)	$(57)
Sell	RON	1,478	1/09	$6	$—	$6
Buy	RUB	16,186	11/08	$—	$(26)	$(26)
Buy	RUB	14,853	5/09	$—	$(45)	$(45)
Sell	RUB	29,921	11/08	$43	$—	$43
Buy	SGD	1,194	10/08	$—	$(39)	$(39)
Buy	SGD	164	11/08	$—	$(6)	$(6)
Buy	SGD	1,191	12/08	$—	$(4)	$(4)
Sell	SGD	1,194	10/08	$3	$—	$3
Buy	ZAR	2,120	12/08	$—	$(16)	$(16)
Sell	ZAR	25,221	12/08	$39	$(1)	$38

				$542	$449	$93

BRL	–	Brazilian Real
CLP	–	Chilean Peso
CNY	–	China Renminlbi
EUR	–	Euro
GBP	–	British Pound
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
MXN	–	Mexican New Peso
MYR	–	Malaysian Ringgit
PHP	–	Philippines Peso
PLN	–	Poland Zloty
RON	–	Romanian Leu Old
RUB	–	Russian Ruble
SGD	–	Singapore Dollar
ZAR	–	South African Rand

(i)	Written options outstanding at September 30, 2008:

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call-CBOT US Ten Year Treasury Note	$117.00	11/08	55	$(59)
Put-CBOT US Ten Year Treasury Note	$111.00	11/08	55	$(39)
Put – Federal National Mortgage Association, 6.00%, 11/1/37	$99.406	10/08	19,000	$(3)

				$(101)

(j)	Swap agreements outstanding at September 30, 2008:

Interest Rate Swaps

CounterParty	Floating Rate Index	Floating Rate	Fixed Rate	Expiration Date	Amount (000’s)		(Depreciation) (000’s)
JP Morgan Chase	3 Month USD-Libor	Pay	4.00%	12/10	USD	15,100	$85
JP Morgan Chase	6 Month GBP-Libor	Receive	4.75%	9/10	GBP	2,700	$(39)
Morgan Stanley Capital Services, Inc.	3 Month USD-Libor	Receive	5.00%	12/18	USD	2,200	$57
Morgan Stanley Capital Services, Inc.	3 Month USD-Libor	Pay	5.00%	12/38	USD	1,200	$(78)
Morgan Stanley Capital Services, Inc.	28 Day Mexico Interbank TIIE Banxico	Receive	8.17%	11/16	MXN	2,800	$(7)

							$18

Credit Default Swaps

CounterParty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)
JP Morgan Chase	CDX Emerging Markets Index, Series 9	Sell	2.65%	6/13	USD	11,000	$(394)
Morgan Stanley Capital Services, Inc.	CDX Emerging Markets Index, Series 9	Sell	2.65%	6/13	USD	10,000	$(324)
Morgan Stanley Capital Services, Inc.	CDX North America High Yield Index, Series 9	Sell	3.75%	12/12	USD	5,000	$(376)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index, Series 10	Buy	(1.55%)	6/13	USD	3,100	$49
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index, Series 10	Sell	1.55%	6/13	USD	4,100	$(92)
Morgan Stanley Capital Services, Inc.	Philippine Government International Bond	Sell	2.44%	9/17	USD	100	$(7)

							$(1,144)

(k)	Cash or securities with an aggregate market value of $250 (in thousands) have been pledged as collateral for swap contracts outstanding on September 30, 2008.

(m)	Amount is less than one thousand.

(n)	At September 30, 2008 portfolio securities with a aggregate market value of $941 (in thousands) were valued with reference to securities whose prices are more readily obtainable.

(o)	Short sales outstanding at September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	6.50%	10/1/38	$4,000	$4,106	$4,101

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$—	$231
Level 2 – Other significant observable inputs	123,975	(5,235)
Level 3 – Significant unobservable inputs	—	—

Total	123,975	(5,004)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Municipal Bonds (0.1%)	Country	Shares/ $ Par	Value $ (000’s)
Municipal Bonds (0.1%)
Indiana Finance Authority Facilities, Series 2006A, 12.00%, 9/1/41 RB, AMBAC		2,860,000	2,860

Total Municipal Bonds (Cost: $2,860)			2,860

Domestic Common Stocks and Warrants (32.1%)
LARGE CAP COMMON STOCKS (21.4%)
Consumer Discretionary (2.0%)
Abercrombie & Fitch Co. - Class A		66,200	2,612
Comcast Corp. - Class A		288,200	5,657
J.C. Penney Co., Inc.		91,900	3,064
Johnson Controls, Inc.		191,400	5,805
* Kohl’s Corp.		129,800	5,981
Lowe’s Companies, Inc.		138,600	3,283
The McGraw-Hill Companies, Inc.		118,400	3,743
* MGM MIRAGE		31,123	887
NIKE, Inc. - Class B		115,800	7,748
Omnicom Group, Inc.		140,200	5,406
Target Corp.		78,700	3,860

Total			48,046

Consumer Staples (2.9%)
Avon Products, Inc.		157,600	6,551
The Coca-Cola Co.		138,200	7,308
CVS Caremark Corp.		250,500	8,432
* Hansen Natural Corp.		199,200	6,026
The Kroger Co.		211,600	5,815
PepsiCo, Inc.		151,400	10,791
Philip Morris International, Inc.		165,200	7,946
The Procter & Gamble Co.		91,000	6,342
Wal-Mart Stores, Inc.		172,500	10,331

Total			69,542

Energy (2.1%)
* Cameron International Corp.		60,100	2,316
Chesapeake Energy Corp.		32,900	1,180
Diamond Offshore Drilling, Inc.		32,300	3,329
Exxon Mobil Corp.		72,700	5,646
Halliburton Co.		117,600	3,809
Hess Corp.		37,400	3,070
* National-Oilwell Varco, Inc.		122,400	6,148
Occidental Petroleum Corp.		72,200	5,086
Schlumberger, Ltd.		116,800	9,120
* Southwestern Energy Co.		89,100	2,721
* Transocean, Inc.		27,700	3,043
XTO Energy, Inc.		86,475	4,023

Total			49,491

Financials (0.8%)
American Express Co.	61,000	2,161
CME Group, Inc.	6,900	2,563
The Goldman Sachs Group, Inc.	19,600	2,509
Prudential Financial, Inc.	45,200	3,254
State Street Corp.	86,100	4,897
T. Rowe Price Group, Inc.	53,900	2,895

Total		18,279

Health Care (3.6%)
Abbott Laboratories	199,700	11,498
Allergan, Inc.	109,000	5,614
Baxter International, Inc.	151,500	9,943
* Celgene Corp.	91,900	5,815
* Genentech, Inc.	40,100	3,556
* Genzyme Corp.	58,300	4,716
* Gilead Sciences, Inc.	241,800	11,020
Johnson & Johnson	44,900	3,111
* Medco Health Solutions, Inc.	207,600	9,342
* St. Jude Medical, Inc.	69,800	3,036
Teva Pharmaceutical Industries, Ltd., ADR	165,800	7,592
* Thermo Fisher Scientific, Inc.	144,900	7,970
UnitedHealth Group, Inc.	99,700	2,531

Total		85,744

Industrials (2.0%)
The Boeing Co.	48,542	2,784
Danaher Corp.	116,000	8,049
Deere & Co.	35,000	1,733
* Foster Wheeler, Ltd.	96,000	3,467
Honeywell International, Inc.	103,300	4,292
Norfolk Southern Corp.	77,700	5,145
Raytheon Co.	45,600	2,440
* Spirit AeroSystems Holdings, Inc. - Class A	149,500	2,402
Textron, Inc.	118,800	3,478
Union Pacific Corp.	86,700	6,170
United Technologies Corp.	126,100	7,574

Total		47,534

Information Technology (6.6%)
Accenture, Ltd. - Class A	191,100	7,262
* Adobe Systems, Inc.	108,100	4,267
* Apple, Inc.	82,600	9,388
Applied Materials, Inc.	108,300	1,639
* Broadcom Corp. - Class A	174,900	3,258
* Cisco Systems, Inc.	542,900	12,249
Corning, Inc.	200,400	3,134
* Dell, Inc.	176,000	2,900
* eBay, Inc.	161,600	3,617
* Electronic Arts, Inc.	92,700	3,429
* First Solar, Inc.	17,700	3,344
* Google, Inc. - Class A	31,700	12,697
Hewlett-Packard Co.	197,700	9,142
Intel Corp.	545,700	10,221
International Business Machines Corp.	104,500	12,222
Intersil Corp. - Class A	61,000	1,011
KLA-Tencor Corp.	40,800	1,291
MasterCard, Inc.	5,600	993
* MEMC Electronic Materials, Inc.	111,900	3,162
Microsoft Corp.	806,100	21,516
* Oracle Corp.	377,800	7,673
QUALCOMM, Inc.	242,800	10,433

* Research In Motion, Ltd.	44,000	3,005
* Varian Semiconductor Equipment Associates, Inc.	58,000	1,457
Visa, Inc. - Class A	34,200	2,100
* Yahoo!, Inc.	111,700	1,932

Total		153,342

Materials (0.8%)
Freeport-McMoRan Copper & Gold, Inc.	55,900	3,178
Monsanto Co.	107,300	10,620
Praxair, Inc.	66,300	4,756

Total		18,554

Telecommunication Services (0.4%)
* American Tower Corp. - Class A	146,500	5,270
* NII Holdings, Inc.	111,400	4,224

Total		9,494

Utilities (0.2%)
Exelon Corp.	77,500	4,853

Total		4,853

Total LARGE CAP COMMON STOCKS		504,879

MID CAP COMMON STOCKS (8.8%)
Consumer Discretionary (1.3%)
* Collective Brands, Inc.	201,000	3,680
DeVry, Inc.	100,600	4,984
* Dollar Tree, Inc.	123,800	4,501
* Focus Media Holding, Ltd., ADR	143,700	4,097
* GameStop Corp. - Class A	167,500	5,730
* Jack in the Box, Inc.	123,500	2,606
* O’Reilly Automotive, Inc.	64,500	1,727
* Urban Outfitters, Inc.	119,600	3,812

Total		31,137

Consumer Staples (0.1%)
* Bare Escentuals, Inc.	139,100	1,512

Total		1,512

Energy (0.9%)
* Cameron International Corp.	127,600	4,918
Diamond Offshore Drilling, Inc.	36,400	3,751
* National-Oilwell Varco, Inc.	50,800	2,552
Range Resources Corp.	75,200	3,224
* SandRidge Energy, Inc.	64,700	1,268
Smith International, Inc.	49,900	2,926
* Southwestern Energy Co.	88,100	2,691

Total		21,330

Financials (0.8%)
Assured Guaranty, Ltd.	82,800	1,346

* IntercontinentalExchange, Inc.	14,300	1,154
* Investment Technology Group, Inc.	85,000	2,587
MBIA, Inc.	135,300	1,610
Northern Trust Corp.	59,500	4,296
Raymond James Financial, Inc.	131,500	4,337
SEI Investments Co.	81,100	1,800
Synovus Financial Corp.	159,400	1,650
T. Rowe Price Group, Inc.	3,125	168

Total		18,948

Health Care (1.4%)
* Celgene Corp.	63,700	4,031
* Cerner Corp.	50,500	2,254
* Charles River Laboratories International, Inc.	58,100	3,226
* DaVita, Inc.	83,300	4,749
* Express Scripts, Inc.	62,300	4,599
* Immucor, Inc.	180,424	5,766
* Intuitive Surgical, Inc.	8,900	2,145
Mentor Corp.	31,400	749
* Psychiatric Solutions, Inc.	172,800	6,558

Total		34,077

Industrials (1.5%)
C.H. Robinson Worldwide, Inc.	77,200	3,934
* Corrections Corp. of America	235,100	5,842
Cummins, Inc.	19,000	831
Expeditors International of Washington, Inc.	70,900	2,470
* Foster Wheeler, Ltd.	36,900	1,332
Harsco Corp.	80,800	3,005
J.B. Hunt Transport Services, Inc.	104,000	3,470
Knight Transportation, Inc.	140,300	2,381
L-3 Communications Holdings, Inc.	22,600	2,222
MSC Industrial Direct Co., Inc. - Class A	31,400	1,447
Ritchie Bros. Auctioneers, Inc.	96,148	2,246
* Spirit AeroSystems Holdings, Inc. - Class A	139,100	2,235
* Stericycle, Inc.	69,600	4,100

Total		35,515

Information Technology (2.3%)
* Activision Blizzard, Inc.	234,600	3,620
* Alliance Data Systems Corp.	80,700	5,115
Amphenol Corp. - Class A	105,000	4,215
* Citrix Systems, Inc.	67,200	1,697
* Cognizant Technology Solutions Corp. - Class A	97,700	2,230
FactSet Research Systems, Inc.	60,100	3,140
Global Payments, Inc.	111,000	4,979
Intersil Corp. - Class A	209,700	3,477
KLA-Tencor Corp.	90,700	2,871
* McAfee, Inc.	109,400	3,715
* Mettler-Toledo International, Inc.	45,500	4,459
Microchip Technology, Inc.	133,000	3,914
* NeuStar, Inc. - Class A	117,400	2,335
* Varian Semiconductor Equipment Associates, Inc.	120,600	3,029
* VeriFone Holdings, Inc.	133,600	2,210
Western Union Co.	68,100	1,680

Total		52,686

Materials (0.3%)
* Owens-Illinois, Inc.	95,700	2,814
Praxair, Inc.	46,000	3,300

Titanium Metals Corp.	130,200	1,476

Total		7,590

Other Holdings (0.1%)
SPDR Metals & Mining	36,300	1,705

Total		1,705

Utilities (0.1%)
Equitable Resources, Inc.	85,000	3,118

Total		3,118

Total MID CAP COMMON STOCKS		207,618

SMALL CAP COMMON STOCKS (1.9%)
Consumer Discretionary (0.2%)
* Aeropostale, Inc.	18,300	588
* American Public Education, Inc.	13,800	666
* DG Fastchannel, Inc.	11,300	248
* Dolan Media Co.	7,100	72
* Dollar Tree, Inc.	20,000	727
* Jack in the Box, Inc.	14,800	312
* Life Time Fitness, Inc.	12,100	378
* LKQ Corp.	26,900	456
* Lumber Liquidators, Inc.	13,700	172
* New Oriental Education & Technology Group, Inc., ADR	8,300	533
PetSmart, Inc.	17,200	425
Phillips-Van Heusen Corp.	10,000	379
* The Warnaco Group, Inc.	10,900	494
* Zumiez, Inc.	15,700	259

Total		5,709

Consumer Staples (0.1%)
Alberto-Culver Co.	29,600	806
* Central European Distribution Corp.	11,900	540
Flowers Foods, Inc.	8,200	241

Total		1,587

Energy (0.2%)
* Arena Resources, Inc.	11,800	458
* Carrizo Oil & Gas, Inc.	11,200	406
* Contango Oil & Gas Co.	8,500	459
Core Laboratories N.V.	4,400	446
* EXCO Resources, Inc.	18,000	294
* ION Geophysical Corp.	33,100	470
* Oceaneering International, Inc.	7,100	379
* Petroleum Development Corp.	6,700	297
* T-3 Energy Services, Inc.	12,986	482

Total		3,691

Financials (0.1%)
Boston Private Financial Holdings, Inc.	46,900	410
Digital Realty Trust, Inc.	8,500	402
* Encore Bancshares, Inc.	6,696	121
* FCStone Group, Inc.	9,400	169

* Global Cash Access Holdings, Inc.	51,000	258
* Investment Technology Group, Inc.	15,200	463
* KBW, Inc.	20,200	665
MFA Mortgage Investments, Inc.	69,900	454

Total		2,942

Health Care (0.3%)
* athenahealth, Inc.	3,100	103
* BioMarin Pharmaceutical, Inc.	12,900	342
* Genoptix, Inc.	22,255	727
* ICON PLC, ADR	25,700	983
* Illumina, Inc.	16,800	681
* Masimo Corp.	24,667	918
Meridian Bioscience, Inc.	14,250	414
* NuVasive, Inc.	18,600	918
* Phase Forward, Inc.	21,114	441
* Psychiatric Solutions, Inc.	16,800	638
* Savient Pharmaceuticals, Inc.	16,700	249
* Thoratec Corp.	33,138	870
* United Therapeutics Corp.	4,400	463

Total		7,747

Industrials (0.5%)
* Aerovironment, Inc.	14,200	454
* Astronics Corp.	20,915	472
* Axsys Technologies, Inc.	7,998	471
Bucyrus International, Inc.	4,280	191
* Cornell Companies, Inc.	23,200	631
* Corrections Corp. of America	32,500	808
* Energy Recovery, Inc.	1,247	12
* Hill International, Inc.	34,200	474
* Hub Group, Inc. - Class A	20,000	753
* Huron Consulting Group, Inc.	6,911	394
Kaydon Corp.	6,100	275
Knight Transportation, Inc.	39,009	662
* Polypore International, Inc.	28,000	602
* Team, Inc.	24,956	901
* Titan Machinery, Inc.	37,100	772
* TransDigm Group, Inc.	20,900	715
Valmont Industries, Inc.	6,200	513
* VistaPrint, Ltd.	25,900	851

Total		9,951

Information Technology (0.5%)
* Advanced Energy Industries, Inc.	29,378	402
* Atheros Communications, Inc.	18,700	441
* Bankrate, Inc.	9,419	366
* Blackboard, Inc.	24,300	979
* comScore, Inc.	34,823	614
* Comtech Telecommunications Corp.	5,700	281
* Concur Technologies, Inc.	13,800	528
* CyberSource Corp.	23,200	374
* Diodes, Inc.	18,200	336
* F5 Networks, Inc.	19,600	458
* GT Solar International, Inc.	11,300	123
* IHS, Inc. - Class A	4,100	195
* Mellanox Technologies, Ltd.	23,100	239
* Netlogic Microsystems, Inc.	14,700	445
* NeuStar, Inc. - Class A	23,100	459
* Omniture, Inc.	15,400	283
* Rubicon Technology, Inc.	18,765	135
* Stanley, Inc.	19,100	705

* Switch and Data Facilities Co., Inc.		44,000	548
* Synchronoss Technologies, Inc.		34,800	327
* Taleo Corp. - Class A		11,800	235
* Tessera Technologies, Inc.		9,200	150
* TriQuint Semiconductor, Inc.		66,000	316
* VanceInfo Technologies, Inc., ADR		69,570	506
* Vocus, Inc.		17,200	584

Total			10,029

Materials (0.0%)
* Calgon Carbon Corp.		18,400	375
Silgan Holdings, Inc.		15,300	782

Total			1,157

Other Holdings (0.0%)
iShares Nasdaq Biotechnology Index Fund		2,300	187
SPDR KBW Regional Banking		3,500	124
SPDR Metals & Mining ETF		4,300	202

Total			513

Telecommunication Services (0.0%)
* Centennial Communications Corp.		82,100	512

Total			512

Utilities (0.0%)
ITC Holdings Corp.		14,800	766

Total			766

Total SMALL CAP COMMON STOCKS			44,604

Total Domestic Common Stocks and Warrants (Cost: $776,559)			757,101

Foreign Common Stocks (8.3%)
Consumer Discretionary (0.5%)
Adidas AG	Germany	27,340	1,468
Aisin Seiki Co., Ltd.	Japan	4,000	98
Bridgestone Corp.	Japan	7,000	131
Compagnie Financiere Richemont SA	Switzerland	25,025	1,111
Compass Group PLC	United Kingdom	280,475	1,747
Denso Corp.	Japan	4,200	103
Dentsu, Inc.	Japan	37	74
* Focus Media Holding, Ltd., ADR	China	39,500	1,126
Grupo Televisa SA, ADR	Mexico	77,000	1,685
Honda Motor Co., Ltd.	Japan	11,700	347
Makita Corp.	Japan	3,000	61
Matsushita Electric Industrial Co., Ltd.	Japan	15,000	260
* Mitsubishi Motors Corp.	Japan	75,000	126
Nikon Corp.	Japan	4,000	95
Nissan Motor Co., Ltd.	Japan	17,300	116
Sekisui House, Ltd.	Japan	12,000	110
Sharp Corp.	Japan	8,000	86
Sony Corp.	Japan	8,300	257
Suzuki Motor Corp.	Japan	4,500	84
Toyota Industries Corp.	Japan	3,900	99
Toyota Motor Corp.	Japan	20,200	858
Vivendi	France	48,340	1,513

Yamada Denki Co., Ltd.	Japan	1,760	133

Total			11,688

Consumer Staples (0.9%)
Aeon Co., Ltd.	Japan	9,700	99
Asahi Breweries, Ltd.	Japan	7,100	124
Cadbury PLC	United Kingdom	122,780	1,236
Carlsberg A/S	Denmark	1,900	145
Imperial Tobacco Group PLC	United Kingdom	26,062	837
Japan Tobacco, Inc.	Japan	36	136
Kao Corp.	Japan	6,000	161
Kerry Group PLC - Class A	Ireland	49,630	1,454
Kirin Holdings Co., Ltd.	Japan	8,000	105
KT&G Corp.	South Korea	15,476	1,153
Nestle SA	Switzerland	109,320	4,729
Pernod-Ricard SA	France	10,444	918
Reckitt Benckiser Group PLC	United Kingdom	53,900	2,610
Seven & I Holdings Co., Ltd.	Japan	7,400	213
Shiseido Co., Ltd.	Japan	5,000	112
Shoppers Drug Mart Corp.	Canada	36,565	1,764
Unilever NV	Netherlands	65,160	1,841
Wal-Mart De Mexico SAB de CV	Mexico	286,200	984
Woolworths, Ltd.	Australia	93,195	2,015

Total			20,636

Energy (0.9%)
* Artumas Group, Inc.	Canada	96,100	246
BP PLC	United Kingdom	341,935	2,847
CNOOC, Ltd.	Hong Kong	1,078,000	1,237
Eni SPA	Italy	93,000	2,455
INPEX Corp.	Japan	8	69
Nexen, Inc.	Canada	99,300	2,305
Nippon Mining Holdings, Inc.	Japan	13,000	53
Nippon Oil Corp.	Japan	19,000	96
Oil Search, Ltd.	Australia	185,275	835
Petroleo Brasileiro SA, ADR	Brazil	75,500	3,318
Reliance Industries, Ltd.	India	47,782	2,019
Saipem SPA	Italy	71,575	2,118
Seadrill, Ltd.	Bermuda	81,200	1,669
Suncor Energy, Inc.	Canada	54,960	2,272

Total			21,539

Financials (2.0%)
Allianz SE	Germany	5,382	740
Anglo Irish Bank Corp. PLC	Ireland	77,430	434
Axa	France	13,228	433
Banco Espirito Santo SA	Portugal	61,655	765
Banco Santander SA	Spain	195,995	2,968
The Bank of Yokohama, Ltd.	Japan	30,000	146
BNP Paribas	France	27,980	2,690
Cathay Financial Holding Co., Ltd.	Taiwan	435,150	610
Cheung Kong Holdings, Ltd.	Hong Kong	23,000	261
China Life Insurance Co., Ltd.	China	114,000	425
Chuo Mitsui Trust Holdings, Inc.	Japan	20,000	107
Commonwealth Bank of Australia	Australia	22,240	780
Credit Suisse Group AG	Switzerland	18,505	881
Daiwa House Industry Co., Ltd.	Japan	11,000	105
Daiwa Securities Group, Inc.	Japan	13,000	93
Erste Group Bank AG	Austria	24,510	1,235
Hang Seng Bank, Ltd.	Hong Kong	69,500	1,298
Housing Development Finance Corp.	India	42,149	1,968
HSBC Holdings PLC, ADR	United Kingdom	36,400	2,942

Industrial & Commercial Bank of China, Ltd. - Class H	China	2,111,000	1,257
Intesa Sanpaolo SPA	Italy	287,285	1,568
Julius Baer Holding AG	Switzerland	35,220	1,732
Man Group PLC	United Kingdom	72,880	447
Manulife Financial Corp., ADR	Canada	81,680	2,998
Mitsubishi Estate Co., Ltd.	Japan	10,000	197
Mitsubishi UFJ Financial Group, Inc.	Japan	68,100	590
Mitsui Fudosan Co., Ltd.	Japan	8,000	154
Mitsui Sumitomo Insurance Group Holdings, Inc.	Japan	4,100	139
Mizuho Financial Group, Inc.	Japan	85	373
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	3,261	493
National Bank of Greece SA	Greece	19,655	797
Nipponkoa Insurance Co., Ltd.	Japan	16,000	90
Nomura Holdings, Inc.	Japan	14,800	191
ORIX Corp.	Japan	1,040	129
Piraeus Bank SA	Greece	34,957	734
Prudential PLC	United Kingdom	145,122	1,336
Resona Holdings, Inc.	Japan	66	87
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	8,839	1,551
Societe Generale	France	9,185	834
Sompo Japan Insurance, Inc.	Japan	9,000	76
St. George Bank, Ltd.	Australia	20,890	489
Standard Chartered PLC	United Kingdom	43,930	1,067
Sumitomo Mitsui Financial Group, Inc.	Japan	60	376
Sumitomo Realty & Development Co., Ltd.	Japan	5,000	109
The Sumitomo Trust & Banking Co., Ltd.	Japan	21,000	139
T&D Holdings, Inc.	Japan	1,750	93
TAG Tegernsee Immobilien und Beteiligungs AG	Germany	63,416	325
Tokio Marine Holdings, Inc.	Japan	4,100	149
The Toronto-Dominion Bank	Canada	35,397	2,131
* Turkiye Garanti Bankasi AS	Turkey	169,988	405
Unibanco - Uniao de Bancos Brasileiros SA, ADR	Brazil	4,500	454
Unicredit SPA	Italy	254,675	941
Westpac Banking Corp.	Australia	83,800	1,483
Zurich Financial Services AG	Switzerland	9,919	2,749

Total			45,564

Health Care (0.9%)
Astellas Pharma, Inc.	Japan	4,400	185
CSL, Ltd.	Australia	109,947	3,312
Daiichi Sankyo Co., Ltd.	Japan	6,800	174
Eisai Co., Ltd.	Japan	3,800	148
Elekta AB	Sweden	113,800	1,945
Fresenius Medical Care AG & Co. KGaA	Germany	41,881	2,156
Getinge AB - Class B	Sweden	40,387	833
Lonza Group AG	Switzerland	13,825	1,719
Novartis AG	Switzerland	44,015	2,302
Roche Holding AG	Switzerland	24,380	3,801
Takeda Pharmaceutical Co., Ltd.	Japan	6,100	307
Terumo Corp.	Japan	2,300	118
Teva Pharmaceutical Industries, Ltd., ADR	Israel	83,580	3,827

Total			20,827

Industrials (0.6%)
ABB, Ltd., ADR	Switzerland	67,415	1,308
Alstom SA	France	25,249	1,904
Asahi Glass Co., Ltd.	Japan	12,000	106
BAE Systems PLC	United Kingdom	334,445	2,456
Central Japan Railway Co.	Japan	29	274
Chemring Group PLC	United Kingdom	27,930	1,032
Cia De Concessoes Rodoviarias	Brazil	45,400	596
Dai Nippon Printing Co., Ltd.	Japan	8,000	108
Daikin Industries, Ltd.	Japan	2,800	95
East Japan Railway Co.	Japan	34	253
Fanuc, Ltd.	Japan	1,600	121

Far Eastern Textile Co., Ltd.	Taiwan	30,320	21
ITOCHU Corp.	Japan	14,000	85
Jaiprakash Associates, Ltd.	India	119,818	291
Komatsu, Ltd.	Japan	7,200	117
Kubota Corp.	Japan	14,000	88
Leighton Holdings, Ltd.	Australia	22,100	681
LG Corp.	South Korea	11,223	586
Marubeni Corp.	Japan	21,000	95
Mitsubishi Corp.	Japan	51,200	1,065
Mitsubishi Electric Corp.	Japan	18,000	121
Mitsubishi Heavy Industries, Ltd.	Japan	34,000	147
Mitsui & Co., Ltd.	Japan	13,000	161
Mitsui OSK Lines, Ltd.	Japan	12,000	104
* Morphic Technologies AB	Sweden	235,266	160
* Morphic Technologies AB - Rights	Sweden	235,266	66
Nippon Yusen Kabushiki Kaisha	Japan	13,000	84
* Renewable Energy Corp. AS	Norway	24,000	447
Secom Co., Ltd.	Japan	3,200	134
* Suez Environnement SA	France	11,608	289
Sumitomo Corp.	Japan	11,900	111
Sumitomo Electric Industries, Ltd.	Japan	9,500	103
Vallourec	France	1,940	422
* Vestas Wind Systems A/S	Denmark	16,850	1,467
West Japan Railway Co.	Japan	40	171

Total			15,269

Information Technology (0.5%)
* Autonomy Corp. PLC	United Kingdom	115,910	2,132
Canon, Inc.	Japan	9,300	348
EVS Broadcast Equipment SA	Belgium	15,105	1,080
FUJIFILM Holdings Corp.	Japan	4,600	119
Fujitsu, Ltd.	Japan	23,000	128
* Gresham Computing PLC	United Kingdom	203,462	264
Hitachi, Ltd.	Japan	28,000	193
HOYA Corp.	Japan	5,400	107
Ibiden Co., Ltd.	Japan	2,400	58
Keyence Corp.	Japan	600	119
Kontron AG	Germany	60,108	619
Kyocera Corp.	Japan	1,400	106
Murata Manufacturing Co., Ltd.	Japan	2,500	100
NEC Corp.	Japan	27,000	114
Nidec Corp.	Japan	1,300	80
Nintendo Co., Ltd	Japan	900	375
Nippon Electric Glass Co., Ltd.	Japan	8,000	72
Ricoh Co., Ltd.	Japan	8,000	111
Samsung Electronics Co., Ltd.	South Korea	1,880	866
SAP AG	Germany	34,490	1,852
TDK Corp.	Japan	1,400	70
* Temenos Group AG	Switzerland	112,066	2,097
Tokyo Electron, Ltd.	Japan	1,700	76
Toshiba Corp.	Japan	25,000	108
United Internet AG	Germany	37,330	404

Total			11,598

Materials (0.6%)
Anglo American PLC	United Kingdom	27,574	922
ArcelorMittal	Netherlands	6,610	331
Asahi Kasei Corp.	Japan	23,000	97
BHP Billiton, Ltd.	Australia	94,010	2,415
Cia Vale do Rio Doce, ADR	Brazil	66,850	1,280
Goldcorp, Inc., ADR	Canada	43,655	1,381
Huabao International Holdings, Ltd.	Hong Kong	960,000	736
* Intex Resources ASA	Norway	404,600	202
JFE Holdings, Inc.	Japan	4,100	128
K+S AG	Germany	24,065	1,684

Kobe Steel, Ltd.	Japan	32,000	65
Nippon Steel Corp.	Japan	44,000	167
Nitto Denko Corp.	Japan	3,200	81
Potash Corp. of Saskatchewan, Inc., ADR	Canada	19,395	2,560
Rio Tinto PLC, ADR	United Kingdom	3,565	889
Shin-Etsu Chemical Co., Ltd.	Japan	3,100	148
Sumitomo Chemical Co., Ltd.	Japan	18,000	78
Sumitomo Metal Industries, Ltd.	Japan	33,000	101
Sumitomo Metal Mining Co., Ltd.	Japan	6,000	60
Syngenta AG	Switzerland	5,077	1,078
Toray Industries, Inc.	Japan	22,000	103

Total			14,506

Other Holdings (0.5%)
iShares MSCI EAFE Index Fund	United States	30,900	1,740
iShares MSCI Emerging Markets Index	United States	8,625	298
iShares MSCI Japan Index Fund	Japan	763,723	8,141
iShares MSCI Singapore Index Fund	Singapore	202,695	1,974

Total			12,153

Telecommunications (0.5%)
* Chunghwa Telecom Co., Ltd.	Taiwan	771,000	1,805
Deutsche Telekom AG	Germany	149,086	2,288
France Telecom SA	France	26,526	743
KDDI Corp.	Japan	33	185
Koninklijke KPN NV	Netherlands	133,403	1,923
Nippon Telegraph & Telephone Corp.	Japan	37	165
NTT DoCoMo, Inc.	Japan	145	234
Softbank Corp.	Japan	8,900	115
Telefonica SA	Spain	135,465	3,238
Turkcell Iletisim Hizmet AS	Turkey	79,056	485
Vodafone Group PLC	United Kingdom	666,982	1,473

Total			12,654

Utilities (0.4%)
CEZ	Czech Republic	20,650	1,262
Chubu Electric Power Co., Inc.	Japan	5,900	139
E.ON AG	Germany	60,090	3,044
* EDP Renovaveis SA	Spain	3,954	31
Fortum OYJ	Finland	18,705	631
GDF Suez	France	44,324	2,319
The Kansai Electric Power Co., Inc.	Japan	6,200	138
Kyushu Electric Power Co., Inc.	Japan	8,700	182
National Grid PLC	United Kingdom	38,755	492
Osaka Gas Co., Ltd.	Japan	31,000	106
Perusahaan Gas Negara PT	Indonesia	4,219,500	963
Tohoku Electric Power Co., Inc.	Japan	9,500	204
The Tokyo Electric Power Co., Inc.	Japan	8,400	207
Tokyo Gas Co., Ltd.	Japan	31,000	128

Total			9,846

Total Foreign Common Stocks (Cost: $242,237)			196,280

Investment Grade Segment (12.0%)
Aerospace/Defense (0.4%)
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A		180,000	168
General Dynamics Corp., 4.25%, 5/15/13		765,000	761
L-3 Communications Corp., 6.375%, 10/15/15		4,235,000	3,896

Lockheed Martin Corp., 6.15%, 9/1/36	1,720,000	1,639
Raytheon Co., 5.50%, 11/15/12	3,584,000	3,653

Total		10,117

Auto Manufacturing (0.1%)
Daimler Finance North America LLC, 5.75%, 5/18/09	2,590,000	2,592
Daimler Finance North America LLC, 8.50%, 1/18/31	315,000	317

Total		2,909

Banking (1.3%)
BA Covered Bond Issuer, 5.50%, 6/14/12 144A	2,105,000	2,159
Bank of America Corp., 5.42%, 3/15/17	515,000	410
Bank of America Corp., 5.65%, 5/1/18	1,565,000	1,318
Bank of America Corp., 8.00%, 1/30/18	550,000	436
The Bank of New York Mellon Corp., 4.95%, 11/1/12	930,000	884
Bank One Corp., 5.25%, 1/30/13	4,480,000	4,231
Barclays Bank PLC, 7.70%, 4/29/49 144A	480,000	422
BNP Paribas, 7.195%, 6/29/49 144A	300,000	209
Citigroup Capital XXI, 8.30%, 12/21/57	245,000	183
Citigroup, Inc., 5.125%, 5/5/14	1,985,000	1,631
Citigroup, Inc., 8.40%, 4/29/49	265,000	180
Credit Agricole SA/London, 6.637%, 5/31/17 144A	310,000	209
Credit Suisse Guernsey, Ltd., 5.86%, 5/29/49	105,000	79
Credit Suisse/New York NY, 6.00%, 2/15/18	90,000	78
Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/16 144A	1,080,000	827
Fifth Third Bancorp, 8.25%, 3/1/38	425,000	322
HSBC Holdings PLC, 6.80%, 6/1/38	390,000	330
JPMorgan Chase & Co., 7.90%, 4/29/49	1,050,000	884
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	2,480,000	2,254
Mellon Bank NA, 5.45%, 4/1/16	1,390,000	1,259
Northern Trust Corp., 5.30%, 8/29/11	795,000	808
PNC Funding Corp., 5.625%, 2/1/17	650,000	576
State Street Bank and Trust Co., 5.30%, 1/15/16	1,780,000	1,618
U.S. Bank National Association, 4.80%, 4/15/15	2,680,000	2,605
UnionBanCal Corp., 5.25%, 12/16/13	810,000	769
Wachovia Bank NA, 6.60%, 1/15/38	515,000	305
Wachovia Corp., 5.35%, 3/15/11	2,080,000	1,753
Wachovia Corp., 7.98%, 2/28/49	255,000	107
(d) Washington Mutual Bank/Henderson NV, 5.95%, 5/20/13	1,690,000	2
Wells Fargo & Co., 5.625%, 12/11/17	140,000	129
Wells Fargo Bank NA, 5.75%, 5/16/16	380,000	352
Wells Fargo Capital XIII, 7.70%, 3/26/13	2,150,000	1,875
Zions Bancorporation, 5.50%, 11/16/15	2,290,000	1,307

Total		30,511

Beverage/Bottling (0.4%)
Anheuser-Busch Companies, Inc., 4.50%, 4/1/18	40,000	32
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	255,000	188
Bottling Group LLC, 4.625%, 11/15/12	535,000	526
Bottling Group LLC, 5.50%, 4/1/16	1,120,000	1,110
The Coca-Cola Co., 5.35%, 11/15/17	1,070,000	1,058
Constellation Brands, Inc., 7.25%, 9/1/16	1,570,000	1,444
Diageo Capital PLC, 4.375%, 5/3/10	1,578,000	1,588
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18 144A	665,000	642
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38 144A	145,000	140
PepsiCo, Inc., 4.65%, 2/15/13	540,000	548
PepsiCo, Inc., 5.00%, 6/1/18	245,000	237
SABMiller PLC, 6.20%, 7/1/11 144A	2,595,000	2,661

Total		10,174

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	810,000	698
CRH America, Inc., 8.125%, 7/15/18	335,000	329

Total		1,027

Cable/Media/Broadcasting/Satellite (0.5%)
CBS Corp., 6.625%, 5/15/11	460,000	447
Comcast Corp., 5.90%, 3/15/16	2,270,000	2,080
Comcast Corp., 6.40%, 5/15/38	740,000	592
Comcast Corp., 6.50%, 11/15/35	190,000	159
Cox Communications, Inc., 4.625%, 1/15/10	1,390,000	1,370
Historic TW, Inc., 6.625%, 5/15/29	565,000	451
Historic TW, Inc., 6.875%, 6/15/18	195,000	173
Rogers Cable, Inc., 5.50%, 3/15/14	1,625,000	1,501
Rogers Cable, Inc., 6.25%, 6/15/13	200,000	200
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,094
Time Warner Cable, Inc., 5.40%, 7/2/12	1,310,000	1,246
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	1,635
Viacom, Inc., 5.75%, 4/30/11	1,080,000	1,049
Viacom, Inc., 6.125%, 10/5/17	185,000	168

Total		12,165

Chemicals (0.0%)
The Dow Chemical Co., 5.70%, 5/15/18	130,000	120
Monsanto Co., 5.125%, 4/15/18	135,000	128

Total		248

Consumer Products (0.1%)
Colgate-Palmolive Co., 4.20%, 5/15/13	280,000	278
Fortune Brands, Inc., 5.375%, 1/15/16	720,000	654
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	600

Total		1,532

Electric Utilities (2.7%)
Bruce Mansfield Unit, 6.85%, 6/1/34	510,000	530
Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	404
Carolina Power & Light, Inc., 6.50%, 7/15/12	415,000	427
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	260,000	253
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	270,000	245
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	125
CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	324
CMS Energy Corp., 6.875%, 12/15/15	1,270,000	1,162
Commonwealth Edison Co., 6.45%, 1/15/38	115,000	101
Connecticut Light and Power Co., 5.65%, 5/1/18	150,000	142
Consolidated Edison Co. of New York, Inc., 5.375%, 12/15/15	560,000	534
Consolidated Edison Co. of New York, Inc., 5.50%, 9/15/16	605,000	571
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,050,000	1,888
Consumers Energy Co., 4.80%, 2/17/09	6,580,000	6,579
Dominion Resources, Inc., 6.40%, 6/15/18	180,000	172
DTE Energy Co., 7.05%, 6/1/11	7,520,000	7,655
Duke Energy Carolinas LLC, 6.45%, 10/15/32	1,675,000	1,578
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,000,000	878
Entergy Louisiana LLC, 6.50%, 9/1/18	360,000	345
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	880
Exelon Generation Co. LLC, 6.20%, 10/1/17	1,070,000	940
Florida Power & Light Co., 5.625%, 4/1/34	245,000	219
Florida Power Corp., 4.50%, 6/1/10	3,636,000	3,665
Indiana Michigan Power Co., 5.05%, 11/15/14	2,660,000	2,433

Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	1,147,578	1,143
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	1,185,000	1,085
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	260,000	213
Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	791
Nevada Power Co., 5.875%, 1/15/15	1,941,000	1,834
Nevada Power Co., 5.95%, 3/15/16	60,000	56
Northern States Power Co., 5.25%, 10/1/18	270,000	250
Ohio Edison Co., 6.875%, 7/15/36	145,000	129
Oncor Electric Delivery Co., 6.375%, 1/15/15	1,340,000	1,214
Oncor Electric Delivery Co., 7.00%, 9/1/22	880,000	739
Pacific Gas & Electric Co., 5.80%, 3/1/37	255,000	218
Pacific Gas & Electric Co., 6.05%, 3/1/34	415,000	366
PacifiCorp, 5.45%, 9/15/13	4,040,000	3,993
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	173
PPL Electric Utilities Corp., 4.30%, 6/1/13	2,475,000	2,318
PPL Electric Utilities Corp., 6.25%, 8/15/09	215,000	218
PPL Energy Supply LLC, 6.00%, 12/15/36	425,000	319
PPL Energy Supply LLC, 6.50%, 5/1/18	340,000	310
Public Service Co. of Colorado, 5.50%, 4/1/14	1,320,000	1,309
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,482
Public Service Electric & Gas Co., 5.70%, 12/1/36	1,600,000	1,399
Puget Sound Energy, Inc., 6.274%, 3/15/37	1,125,000	908
San Diego Gas & Electric Co., 5.30%, 11/15/15	250,000	243
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	185
SCANA Corp., 6.25%, 4/1/20	115,000	107
Sierra Pacific Power Co., 6.75%, 7/1/37	525,000	470
South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	257
Southern California Edison Co., 5.55%, 1/15/37	320,000	277
Southern California Edison Co., 5.625%, 2/1/36	85,000	74
Tampa Electric Co., 6.10%, 5/15/18	2,305,000	2,150
Tampa Electric Co., 6.15%, 5/15/37	385,000	318
Tampa Electric Co., 6.55%, 5/15/36	520,000	455
The Toledo Edison Co. 6.15%, 5/15/37	1,265,000	1,030
Union Electric Co., 6.40%, 6/15/17	180,000	172
Union Electric Co., 6.70%, 2/1/19	180,000	174
Virginia Electric and Power Co., 5.25%, 12/15/15	3,790,000	3,557
Xcel Energy, Inc., 6.50%, 7/1/36	780,000	702

Total		62,688

Food Processors (0.4%)
General Mills, Inc., 5.70%, 2/15/17	970,000	940
H.J. Heinz Co., 5.35%, 7/15/13	1,370,000	1,344
Kellogg Co., 6.60%, 4/1/11	875,000	908
Kraft Foods, Inc., 6.25%, 6/1/12	4,020,000	4,041
Kraft Foods, Inc., 6.50%, 8/11/17	430,000	414
Kraft Foods, Inc., 6.875%, 1/26/39	500,000	455
Smithfield Foods, Inc., 7.75%, 5/15/13	1,025,000	861

Total		8,963

Gaming/Lodging/Leisure (0.2%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	590,000	153
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,555,000	1,337
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	2,830,000	2,413

Total		3,903

Gas Pipelines (0.2%)
El Paso Corp., 7.00%, 6/15/17	515,000	460
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	226
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,520,000	1,387
Kinder Morgan Finance Co. LLC, 5.35%, 1/5/11	2,440,000	2,306
Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	300,000	288
Southern Natural Gas Co., 5.90%, 4/1/17 144A	200,000	177

Tennessee Gas Pipeline Co., 7.50%, 4/1/17	200,000	195

Total		5,039

Health Care/Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co., 5.875%, 11/15/36	65,000	57
Bristol-Myers Squibb Co., 6.125%, 5/1/38	470,000	427
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	570,000	541
Wyeth, 5.50%, 2/1/14	1,060,000	1,051
Wyeth, 5.95%, 4/1/37	685,000	618

Total		2,694

Independent Finance (0.4%)
American General Finance Corp., 4.50%, 12/1/15	95,000	47
American General Finance Corp., 6.90%, 12/15/17	470,000	218
General Electric Capital Corp., 5.375%, 10/20/16	1,000,000	882
General Electric Capital Corp., 5.875%, 1/14/38	195,000	144
GMAC LLC, 6.00%, 12/15/11	2,135,000	949
HSBC Finance Corp., 4.125%, 11/16/09	4,400,000	4,255
International Lease Finance Corp., 4.75%, 1/13/12	2,190,000	1,500
iStar Financial, Inc., 5.15%, 3/1/12	1,900,000	950
iStar Financial, Inc., 8.625%, 6/1/13	245,000	127

Total		9,072

Industrials - Other (0.0%)
Centex Corp., 7.875%, 2/1/11	335,000	317
D.R. Horton, Inc., 5.375%, 6/15/12	540,000	442
D.R. Horton, Inc., 7.875%, 8/15/11	160,000	144

Total		903

Information/Data Technology (0.1%)
Fiserv, Inc., 6.125%, 11/20/12	1,075,000	1,042
Fiserv, Inc., 6.80%, 11/20/17	1,075,000	1,037
Seagate Technology HDD Holdings, 6.80%, 10/1/16	715,000	626

Total		2,705

Life Insurance (0.0%)
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	126

Total		126

Machinery (0.1%)
Case Corp., 7.25%, 1/15/16	2,085,000	1,887

Total		1,887

Metals/Mining (0.1%)
Alcoa, Inc., 5.55%, 2/1/17	1,000,000	893
Alcoa, Inc., 5.90%, 2/1/27	465,000	374
Alcoa, Inc., 6.75%, 7/15/18	355,000	341
Barrick North America Fiance LLC, 6.80%, 9/15/18	370,000	351
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	685,000	675
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	365,000	345

Total		2,979

Mortgage Banking (0.1%)
Countrywide Financial Corp., 5.80%, 6/7/12	730,000	617
Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,155,000	993
Countrywide Home Loans, Inc., 4.125%, 9/15/09	235,000	216
Residential Capital LLC, 9.625%, 5/15/15 144A	1,828,000	439

Total		2,265

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.25%, 9/15/17	225,000	186
NiSource Finance Corp., 5.40%, 7/15/14	785,000	720
NiSource Finance Corp., 5.45%, 9/15/20	180,000	143
NiSource Finance Corp., 6.40%, 3/15/18	210,000	188
NiSource Finance Corp., 6.80%, 1/15/19	190,000	173

Total		1,410

Oil & Gas Field Machines and Services (0.0%)
Pride International, Inc., 7.375%, 7/15/14	805,000	769

Total		769

Oil and Gas (0.8%)
Anadarko Finance Co., 7.50%, 5/1/31	870,000	798
Anadarko Petroleum Corp., 5.95%, 9/15/16	105,000	97
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	295,000	258
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	65
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	585,000	451
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	269
Devon Energy Corp., 7.95%, 4/15/32	250,000	257
Devon Financing Corp. ULC, 6.875%, 9/30/11	3,040,000	3,171
EnCana Corp., 6.50%, 2/1/38	340,000	274
EnCana Corp., 6.625%, 8/15/37	70,000	57
EnCana Holdings Finance Corp., 5.80%, 5/1/14	1,075,000	1,027
Hess Corp., 7.125%, 3/15/33	355,000	312
Marathon Oil Corp., 6.60%, 10/1/37	140,000	118
Nexen, Inc., 5.875%, 3/10/35	1,690,000	1,265
Nexen, Inc., 6.40%, 5/15/37	160,000	127
Pemex Project Funding Master Trust, 6.625%, 6/15/35 144A	245,000	224
Petro-Canada, 5.95%, 5/15/35	820,000	648
Pioneer Natural Resources Co., 6.875%, 5/1/18	1,840,000	1,638
Suncor Energy, Inc., 6.50%, 6/15/38	415,000	347
Suncor Energy, Inc., 6.85%, 6/1/39	265,000	230
Sunoco, Inc., 5.75%, 1/15/17	825,000	782
Talisman Energy, Inc., 5.85%, 2/1/37	910,000	683
Tesoro Corp., 6.25%, 11/1/12	2,070,000	1,811
Tesoro Corp., 6.50%, 6/1/17	2,615,000	2,092
Valero Energy Corp., 6.125%, 6/15/17	260,000	243
Valero Energy Corp., 6.625%, 6/15/37	1,200,000	1,036
XTO Energy, Inc., 5.30%, 6/30/15	260,000	242
XTO Energy, Inc., 6.50%, 12/15/18	335,000	311
XTO Energy, Inc., 6.75%, 8/1/37	290,000	257

Total		19,090

Other Finance (0.3%)
Capmark Financial Group, Inc., 6.30%, 5/10/17	320,000	126
Eaton Vance Corp., 6.50%, 10/2/17	100,000	98
PNC Financial Services Group, Inc., 8.25%, 5/21/13	2,310,000	2,163
SLM Corp., 5.375%, 1/15/13	80,000	52
SLM Corp., 5.375%, 5/15/14	520,000	322
SLM Corp., 5.45%, 4/25/11	4,560,000	3,192

Total		5,953

Other Services (0.1%)
Waste Management, Inc., 5.00%, 3/15/14	855,000	778
Waste Management, Inc., 6.10%, 3/15/18	925,000	864

Total		1,642

Paper and Forest Products (0.0%)
International Paper Co., 7.95%, 6/15/18	765,000	752
Weyerhaeuser Co., 6.875%, 12/15/33	130,000	113

Total		865

Property and Casualty Insurance (0.0%)
The Progressive Corp., 6.70%, 6/15/37	315,000	257

Total		257

Railroads (0.3%)
Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	175,000	160
Canadian National Railway Co., 5.85%, 11/15/17	140,000	141
Canadian Pacific Railway Co., 5.95%, 5/15/37	185,000	151
CSX Corp., 5.60%, 5/1/17	325,000	283
CSX Corp., 6.25%, 3/15/18	660,000	597
Norfolk Southern Corp., 6.20%, 4/15/09	1,390,000	1,398
Union Pacific Corp., 5.65%, 5/1/17	625,000	580
Union Pacific Corp., 5.75%, 11/15/17	315,000	292
Union Pacific Corp., 6.65%, 1/15/11	390,000	402
Union Pacific Corp., 7.375%, 9/15/09	2,750,000	2,801

Total		6,805

Real Estate Investment Trusts (0.8%)
AvalonBay Communities, Inc., 5.50%, 1/15/12	500,000	484
BRE Properties, Inc., 5.50%, 3/15/17	420,000	334
Colonial Realty LP, 6.05%, 9/1/16	360,000	304
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,535,000	1,396
Duke Realty LP, 5.95%, 2/15/17	835,000	747
ERP Operating LP, 5.25%, 9/15/14	1,950,000	1,726
ERP Operating LP, 5.75%, 6/15/17	515,000	434
First Industrial LP, 5.25%, 6/15/09	1,925,000	1,892
HCP, Inc., 6.00%, 1/30/17	400,000	320
HCP, Inc., 6.70%, 1/30/18	200,000	168
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	1,048
ProLogis, 5.50%, 3/1/13	2,000,000	1,870
ProLogis, 5.75%, 4/1/16	1,190,000	1,037
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	3,640,000	2,474
Simon Property Group LP, 5.375%, 6/1/11	3,555,000	3,502
Simon Property Group LP, 5.60%, 9/1/11	890,000	879
Simon Property Group LP, 6.10%, 5/1/16	1,560,000	1,424

Total		20,039

Restaurants (0.1%)
Darden Restaurants, Inc., 6.20%, 10/15/17	140,000	118
Darden Restaurants, Inc., 6.80%, 10/15/37	635,000	473
Yum! Brands, Inc., 6.875%, 11/15/37	800,000	676

Total		1,267

Retail Food and Drug (0.1%)
CVS/Caremark Corp., 4.875%, 9/15/14	985,000	922
CVS/Caremark Corp., 6.125%, 8/15/16	445,000	430
CVS/Caremark Corp., 6.25%, 6/1/27	715,000	644
Delhaize Group, 6.50%, 6/15/17	770,000	729
The Kroger Co., 6.15%, 1/15/20	275,000	252
The Kroger Co., 7.00%, 5/1/18	375,000	371

Total		3,348

Retail Stores (0.4%)
The Home Depot, Inc., 5.875%, 12/16/36	1,160,000	815
J.C. Penney Corp., Inc., 5.75%, 2/15/18	130,000	109
J.C. Penney Corp., Inc., 6.375%, 10/15/36	260,000	198
J.C. Penney Corp., Inc., 6.875%, 10/15/15	515,000	482
J.C. Penney Corp., Inc., 7.95%, 4/1/17	610,000	592
Kohl’s Corp., 6.25%, 12/15/17	720,000	665
Kohl’s Corp., 6.875%, 12/15/37	540,000	465
Macy’s Retail Holdings, Inc., 6.30%, 4/1/09	3,785,000	3,751
Macy’s Retail Holdings, Inc., 6.65%, 7/15/24	90,000	71
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	120,000	96
Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	780,000	740
Nordstrom, Inc., 7.00%, 1/15/38	265,000	231
Target Corp., 5.375%, 5/1/17	595,000	546
Target Corp., 6.50%, 10/15/37	735,000	675
Wal-Mart Stores, Inc., 5.875%, 4/5/27	685,000	640

Total		10,076

Security Brokers and Dealers (0.4%)
The Bear Stearns Co., Inc., 7.25%, 2/1/18	590,000	568
The Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,465,000	2,845
(d) Lehman Brothers Holdings, Inc., 4.80%, 3/13/14	320,000	40
(d) Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	170,000	21
(d) Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	460,000	1
(d) Lehman Brothers Holdings, Inc., 7.00%, 9/27/27	1,430,000	179
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	375,000	281
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	3,275,000	2,833
Morgan Stanley, 5.95%, 12/28/17	524,000	328
Morgan Stanley, 6.25%, 8/9/26	830,000	507
Morgan Stanley, 6.625%, 4/1/18	885,000	586
UBS AG/Stamford Branch, 5.75%, 4/25/18	920,000	800
UBS Preferred Funding Trust V, 6.243%, 5/29/49	200,000	154

Total		9,143

Telecommunications (1.0%)
AT&T Corp., 8.00%, 11/15/31	2,380,000	2,410
AT&T Mobility LLC, 7.125%, 12/15/31	2,740,000	2,586
British Telecommunications PLC, 8.625%, 12/15/30	620,000	619
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	665,000	593
Embarq Corp., 6.738%, 6/1/13	835,000	736
Embarq Corp., 7.082%, 6/1/16	1,940,000	1,572
Embarq Corp., 7.995%, 6/1/36	230,000	164
France Telecom SA, 8.50%, 3/1/31	975,000	1,058
Rogers Wireless, Inc., 6.375%, 3/1/14	875,000	837
Sprint Capital Corp., 8.375%, 3/15/12	2,830,000	2,547
Sprint Capital Corp., 8.75%, 3/15/32	470,000	367
Sprint Nextel Corp., 6.00%, 12/1/16	325,000	250

Telecom Italia Capital SA, 4.00%, 1/15/10	2,360,000	2,292
Telecom Italia Capital SA, 6.20%, 7/18/11	1,620,000	1,620
Verizon Communications, Inc., 5.85%, 9/15/35	1,425,000	1,114
Verizon Communications, Inc., 6.10%, 4/15/18	2,125,000	1,962
Vodafone Group PLC, 5.50%, 6/15/11	1,980,000	1,961

Total		22,688

Tobacco (0.2%)
Philip Morris International, Inc., 5.65%, 5/16/18	735,000	679
Philip Morris International, Inc., 6.375%, 5/16/38	735,000	647
Reynolds American, Inc., 6.75%, 6/15/17	215,000	201
Reynolds American, Inc., 7.25%, 6/15/37	215,000	206
Reynolds American, Inc., 7.625%, 6/1/16	2,175,000	2,159

Total		3,892

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.25%, 1/15/11	1,390,000	1,406
Johnson Controls, Inc., 5.50%, 1/15/16	845,000	805
Johnson Controls, Inc., 6.00%, 1/15/36	520,000	446

Total		2,657

Yankee Sovereign (0.1%)
Mexico Government International Bond, 5.625%, 1/15/17	2,050,000	2,002
Mexico Government International Bond, 6.05%, 1/11/40	490,000	439

Total		2,441

Total Investment Grade Segment (Cost: $320,690)		284,249

Governments (5.6%)
Governments (5.6%)
Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	27,553,000	27,926
Israel Government AID Bond, 0.00%, 11/15/22	11,600,000	5,833
Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	5,510
Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	10,662
(n) Overseas Private Investment, 4.10%, 11/15/14	2,820,480	2,822
(e) Tennesse Valley Authority Stripped, 0.00%, 4/15/42	6,100,000	5,730
(f) United Kingdom Gilt, 4.75%, 6/7/10	7,390,000	13,293
US Department of Housing and Urban Development, 6.17%, 8/1/14	14,981,000	15,816
(g) US Treasury, 2.625%, 5/31/10	8,107,000	8,198
US Treasury, 2.75%, 7/31/10	705,000	716
(g) US Treasury, 3.375%, 7/31/13	2,804,000	2,855
(g) US Treasury, 3.50%, 5/31/13	14,064,000	14,409
(g) US Treasury, 4.00%, 8/15/18	5,421,000	5,498
US Treasury, 4.375%, 2/15/38	785,000	795
US Treasury, 5.00%, 5/15/37	520,000	578
US Treasury Inflation Index Bond, 2.00%, 4/15/12	6,018,341	6,033
US Treasury Inflation Index Bond, 2.625%, 7/15/17	5,605,950	5,773

Total Governments (Cost: $129,442)		132,447

Structured Products (24.5%)
Structured Products (24.5%)
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/21/20	22,665,000	19,726
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.56%, 2/14/43 IO	52,485,136	1,988

Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,898,975	1,352
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	2,295,952	1,665
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.688%, 4/10/49	11,274,000	9,659
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.658%, 6/10/49	2,907,000	2,470
Banc of America Funding Corp., Series 2007-1, Class TA1A, 3.266%, 1/25/37	2,784,950	2,354
Banc of America Funding Corp., Series 2007-4, Class TA1A, 3.297%, 5/25/37	3,647,485	3,176
Banc of America Mortgage Securities, Inc., Series 2004-G, Class 2A6, 4.648%, 8/25/34	5,332,000	5,239
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.894%, 6/25/34	11,842,000	11,756
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	2,580,000	2,515
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.70%, 6/10/17	6,462,000	5,523
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	873,735	804
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 04/25/35	1,376,552	1,136
Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	1,074,436	893
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.476%, 1/25/36	1,439,732	1,259
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 6A1, 5.50%, 8/25/20	2,483,359	2,379
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,826,185	2,295
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	2,106,559	1,710
(n) Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	3,448,321	3,440
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.912%, 2/15/31 IO	31,784,630	1,071
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.678%, 10/15/30 IO 144A	1,486,598	41
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,978,237	1,885
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,429,401	2,383
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	1,631,642	1,629
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	674,426	671
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	2,630,256	2,618
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	18,184,652	17,742
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	18,119,098	17,678
Federal Home Loan Mortgage Corp., 5.00%, 6/1/38	66,109,525	64,440
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	977,749	990
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,900,314	1,924
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	351,908	356
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	2,603,134	2,628
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	3,856,520	3,842
Federal Home Loan Mortgage Corp., 6.00%, 10/1/37	20,081,311	20,348
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	330,883	343
Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through Certificates, Series K001, Class A2, 5.651%, 4/25/16	7,843,508	7,972
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	3,182,617	3,280
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,965,943	1,948
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	14,141,383	13,957
Federal National Mortgage Association, 4.00%, 6/1/19	1,285,001	1,230
Federal National Mortgage Association, 4.50%, 6/1/19	9,306,193	9,140
Federal National Mortgage Association, 4.50%, 12/1/19	1,078,523	1,059
Federal National Mortgage Association, 5.00%, 3/1/20	3,309,692	3,305
Federal National Mortgage Association, 5.00%, 4/1/20	1,275,206	1,271
Federal National Mortgage Association, 5.00%, 5/1/20	4,963,426	4,948
Federal National Mortgage Association, 5.00%, 4/1/35	3,714,508	3,625

Federal National Mortgage Association, 5.00%, 7/1/35	4,860,695	4,744
Federal National Mortgage Association, 5.00%, 10/1/35	2,043,122	1,994
Federal National Mortgage Association, 5.32%, 4/1/14	2,645,807	2,650
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	2,874
Federal National Mortgage Association, 5.50%, 4/1/21	2,275,424	2,297
Federal National Mortgage Association, 5.50%, 9/1/34	1,024,117	1,023
Federal National Mortgage Association, 5.50%, 3/1/35	8,554,190	8,542
Federal National Mortgage Association, 5.50%, 7/1/35	1,859,617	1,857
Federal National Mortgage Association, 5.50%, 8/1/35	3,269,005	3,264
Federal National Mortgage Association, 5.50%, 9/1/35	18,743,763	18,718
Federal National Mortgage Association, 5.50%, 10/1/35	8,502,233	8,490
Federal National Mortgage Association, 5.50%, 11/1/35	20,073,153	20,045
Federal National Mortgage Association, 5.50%, 2/1/38	36,724,194	36,651
Federal National Mortgage Association, 6.00%, 5/1/35	404,874	411
Federal National Mortgage Association, 6.00%, 6/1/35	1,099,809	1,115
Federal National Mortgage Association, 6.00%, 7/1/35	7,005,103	7,105
Federal National Mortgage Association, 6.00%, 10/1/35	1,631,508	1,655
Federal National Mortgage Association, 6.00%, 11/1/35	7,566,356	7,675
Federal National Mortgage Association, 6.00%, 9/1/36	3,846,574	3,901
Federal National Mortgage Association, 6.00%, 1/1/38	18,051,000	18,301
Federal National Mortgage Association, 6.00%, 3/1/38	1,727,363	1,751
Federal National Mortgage Association, 6.00%, 6/1/38	10,545,576	10,692
Federal National Mortgage Association, 6.50%, 9/1/37	8,074,000	8,288
Federal National Mortgage Association, 6.50%, 9/1/38	16,321,000	16,751
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	10,762,000	10,862
Federal National Mortgage Association, Series 1989-20, Class A, 6.75%, 4/25/18	2,151,684	2,232
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	6,699,491	6,985
(n) Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	7,539,623	7,351
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	3,629,051	3,126
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 7.939%, 12/15/31 144A	3,100,000	3,158
Government National Mortgage Association, 5.00%, 7/15/33	2,012,388	1,979
Government National Mortgage Association, 5.50%, 1/15/32	173,193	174
Government National Mortgage Association, 5.50%, 2/15/32	1,920,346	1,929
Government National Mortgage Association, 5.50%, 9/15/32	58,492	59
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 2.578%, 11/5/21 144A	813,296	731
Honda Auto Receivables Owner Trust, Series 2007-2, Class A3, 5.46%, 5/23/11	9,708,000	9,723
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	2,250,000	2,234
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,538,461	1,595
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	1,178,319	1,128
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 3.276%, 1/25/37	3,783,532	2,419
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.81%, 6/12/50	2,817,000	2,406
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	3,412,953	3,416
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	7,031,000	6,933
(n) RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	555,873	445
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 3.296%, 3/25/37	3,010,978	2,722
Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 3.377%, 1/25/46	8,556,838	8,498
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 3.327%, 9/25/46	3,379,951	3,166
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 3.316%, 3/25/37	2,478,650	2,357
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 3.337%, 6/25/37	4,019,021	3,848
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-6, Class 4A, 6.701%, 11/25/34	1,566,240	1,293

Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	2,333,835	2,249
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	8,006,000	7,847
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	1,314,009	1,267
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	4,246,313	3,810
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	4,643,088	4,166
Wells Fargo Mortgage Backed Securities, Series 2006-2, Class 1A1, 5.00%, 3/25/36	2,454,184	2,072

Total Structured Products (Cost: $587,163)		576,637

Below Investment Grade Segment (5.0%)
Aerospace/Defense (0.2%)
BE Aerospace, Inc., 8.50%, 7/1/18	381,000	370
Bombardier, Inc., 8.00%, 11/15/14 144A	150,000	149
DRS Technologies, Inc., 7.625%, 2/1/18	500,000	523
(c) Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	390,000	353
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	465,000	416
L-3 Communications Corp., 6.375%, 10/15/15	1,500,000	1,379
L-3 Communications Corp., 7.625%, 6/15/12	850,000	837

Total		4,027

Autos/Vehicle Parts (0.2%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	588,000	312
Ford Motor Co., 7.45%, 7/16/31	1,155,000	497
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	750,000	474
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	2,000,000	1,379
General Motors Corp., 7.20%, 1/15/11	405,000	238
General Motors Corp., 8.375%, 7/15/33	1,505,000	602
Lear Corp., 8.75%, 12/1/16	1,000,000	695
Visteon Corp., 8.25%, 8/1/10	516,000	428
Visteon Corp., 12.25%, 12/31/16 144A	543,000	326

Total		4,951

Basic Materials (0.4%)
Abitibi-Consolidated Co. of Canada, 7.75%, 6/15/11	600,000	192
Abitibi-Consolidated Co. of Canada, 8.375%, 4/1/15	845,000	205
Berry Plastics Holding Corp., 8.875%, 9/15/14	450,000	351
Cascades, Inc., 7.25%, 2/15/13	350,000	273
Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	310,000	305
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,000,000	980
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	1,465,000	1,443
Georgia-Pacific LLC, 7.00%, 1/15/15 144A	1,250,000	1,138
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	370,000	330
Graphic Packaging International Corp., 9.50%, 8/15/13	600,000	543
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	1,250,000	988
Huntsman International LLC, 7.375%, 1/1/15	405,000	340
Momentive Performance Materials, Inc., 9.75%, 12/1/14	305,000	241
NewPage Corp., 10.00%, 5/1/12	405,000	362
Novelis, Inc., 7.25%, 2/15/15	784,000	682
Peabody Energy Corp., 7.375%, 11/1/16	330,000	317
Peabody Energy Corp., 7.875%, 11/1/26	670,000	596
Texas Industries, Inc., 7.25%, 7/15/13 144A	255,000	222

Total		9,508

Capital Goods (0.1%)
Case New Holland, Inc., 7.125%, 3/1/14	680,000	619
RSC Equipment Rental, Inc., 9.50%, 12/1/14	345,000	261
SPX Corp., 7.625%, 12/15/14 144A	510,000	510
Terex Corp., 8.00%, 11/15/17	675,000	614
United Rentals North America, Inc., 6.50%, 2/15/12	1,255,000	1,048

Total		3,052

Consumer Products/Retailing (0.1%)
Education Management LLC/Education Management Finance Corp., 10.25%, 6/1/16	1,185,000	947
Levi Strauss & Co., 8.875%, 4/1/16	850,000	680
New Albertson’s, Inc., 7.25%, 5/1/13	645,000	626
Rite Aid Corp., 9.375%, 12/15/15	325,000	171
Rite Aid Corp., 10.375%, 7/15/16	255,000	222

Total		2,646

Energy (0.6%)
Basic Energy Services, Inc., 7.125%, 4/15/16	825,000	734
Chaparral Energy, Inc., 8.875%, 2/1/17	800,000	632
Chesapeake Energy Corp., 6.625%, 1/15/16	1,000,000	899
Chesapeake Energy Corp., 7.25%, 12/15/18	420,000	386
Cimarex Energy Co., 7.125%, 5/1/17	585,000	538
Complete Production Services, Inc., 8.00%, 12/15/16	500,000	475
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	450,000	432
El Paso Corp., 7.25%, 6/1/18	640,000	595
El Paso Corp., 7.75%, 1/15/32	670,000	561
Forest Oil Corp., 7.25%, 6/15/19	390,000	333
Forest Oil Corp., 7.25%, 6/15/19 144A	250,000	214
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	680,000	636
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16	50,000	46
Key Energy Services, Inc., 8.375%, 12/1/14 144A	675,000	648
Linn Energy LLC, 9.875%, 7/1/18 144A	380,000	331
Mariner Energy, Inc., 8.00%, 5/15/17	548,000	463
Newfield Exploration Co., 6.625%, 4/15/16	850,000	757
Newfield Exploration Co., 7.125%, 5/15/18	315,000	274
OPTI Canada, Inc., 8.25%, 12/15/14	395,000	354
Petrohawk Energy Corp., 9.125%, 7/15/13	1,150,000	1,082
Petrohawk Energy Corp., 7.875%, 6/1/15 144A	520,000	452
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	420,000	355
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	350,000	291
Plains Exploration & Production Co., 7.625%, 6/1/18	260,000	230
Plains Exploration & Production Co., 7.75%, 6/15/15	550,000	506
Range Resources Corp., 6.375%, 3/15/15	750,000	686
Range Resources Corp., 7.25%, 5/1/18	85,000	80
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	260,000	224
Sonat, Inc., 7.625%, 7/15/11	190,000	192
Southwestern Energy Co., 7.50%, 2/1/18 144A	490,000	475
Targa Resources Partners LP, 8.25%, 7/1/16 144A	305,000	262
Tesoro Corp., 6.25%, 11/1/12	270,000	236
Tesoro Corp., 6.625%, 11/1/15	660,000	538
W&T Offshore, Inc., 8.25%, 6/15/14 144A	620,000	496
Whiting Petroleum Corp., 7.25%, 5/1/13	850,000	788

Total		16,201

Financials (0.2%)
Bank of America Corp., 8.125%, 12/29/49	625,000	505

Citigroup, Inc., 8.40%, 4/29/49	625,000	425
E*TRADE Financial Corp., 7.375%, 9/15/13	35,000	29
E*TRADE Financial Corp., 7.875%, 12/1/15	360,000	288
E*TRADE Financial Corp., 8.00%, 6/15/11	380,000	331
General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	1,020,000	482
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	330,000	198
General Motors Acceptance Corp. LLC, 8.00%, 11/1/31	1,835,000	692
iStar Financial, Inc., 6.00%, 12/15/10	440,000	263
iStar Financial, Inc., 8.625%, 6/1/13	375,000	195
JPMorgan Chase & Co., 7.90%, 4/29/49	625,000	526
Nuveen Investments, Inc., 10.50%, 11/15/15 144A	500,000	385
Wachovia Corp., 7.98%, 2/28/49	315,000	132
Wells Fargo Capital XV, 9.75%, 12/29/49	820,000	795

Total		5,246

Foods (0.2%)
Constellation Brands, Inc., 7.25%, 9/1/16	695,000	639
Constellation Brands, Inc., 7.25%, 5/15/17	575,000	529
Constellation Brands, Inc., 8.375%, 12/15/14	285,000	282
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	450,000	367
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	950,000	713
Smithfield Foods, Inc., 7.75%, 5/15/13	850,000	714
Smithfield Foods, Inc., 7.75%, 7/1/17	455,000	357

Total		3,601

Gaming/Leisure/Lodging (0.4%)
AMC Entertainment, Inc., 11.00%, 2/1/16	335,000	330
Caesars Entertainment, Inc., 7.875%, 3/15/10	435,000	338
Caesars Entertainment, Inc., 8.125%, 5/15/11	1,250,000	738
Felcor Lodging LP, 8.50%, 6/1/11	750,000	649
Harrah’s Operating Co., Inc., 5.50%, 7/1/10	415,000	311
Harrah’s Operating Co., Inc., 10.75%, 2/1/16 144A	1,095,000	558
Host Hotels & Resorts LP, 7.125%, 11/1/13	1,000,000	890
Las Vegas Sands Corp., 6.375%, 2/15/15	1,090,000	834
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	840,000	546
MGM MIRAGE, Inc., 6.75%, 9/1/12	1,230,000	962
MGM MIRAGE, Inc., 7.50%, 6/1/16	1,100,000	803
MGM MIRAGE, Inc., 8.375%, 2/1/11	620,000	507
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	675,000	466
Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	210,000	179
Station Casinos, Inc., 6.00%, 4/1/12	875,000	490
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	1,465,000	1,248

Total		9,849

Health Care/Pharmaceuticals (0.3%)
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	1,335,000	1,268
FMC Finance III SA, 6.875%, 7/15/17	760,000	732
HCA, Inc., 6.75%, 7/15/13	650,000	546
HCA, Inc., 9.25%, 11/15/16	2,250,000	2,187
(c) HCA, Inc., 9.625%, 11/15/16	900,000	855
Service Corp. International, 6.75%, 4/1/15	600,000	524
Tenet Healthcare Corp., 7.375%, 2/1/13	550,000	501
Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	405,000	383

Total		6,996

Media (0.6%)
CCH I Holdings LLC / CCH I Holdings Capital Corp., 11.00%, 10/1/15	1,250,000	813

CCH I Holdings LLC / CCH I Holdings Capital Corp., 11.75%, 5/15/14	1,220,000	470
CCH II LLC / CCH II Capital Corp., 10.25%, 9/15/10	720,000	644
CSC Holdings, Inc., 7.625%, 4/1/11	2,250,000	2,159
CSC Holdings, Inc., 7.875%, 2/15/18	1,010,000	889
DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, 5/15/16 144A	1,715,000	1,551
EchoStar DBS Corp., 7.00%, 10/1/13	435,000	375
EchoStar DBS Corp., 7.125%, 2/1/16	775,000	622
EchoStar DBS Corp., 7.75%, 5/31/15	785,000	665
Idearc, Inc., 8.00%, 11/15/16	1,980,000	540
Kabel Deutschland GmbH, 10.625%, 7/1/14	215,000	211
Lamar Media Corp., 6.625%, 8/15/15	1,140,000	944
LIN Television Corp., 6.50%, 5/15/13	425,000	332
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	600,000	495
Quebecor Media, Inc., 7.75%, 3/15/16	660,000	578
R.H. Donnelley Corp., 6.875%, 1/15/13	2,345,000	914
R.H. Donnelley Corp., 8.875%, 10/15/17	220,000	75
(c) Univision Communications, Inc., 9.75%, 3/15/15 144A	710,000	330
Videotron Ltee, 6.875%, 1/15/14	491,000	464
Videotron Ltee, 9.125%, 4/15/18 144A	110,000	111

Total		13,182

Real Estate (0.0%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	500,000	383

Total		383

Services (0.1%)
Allied Waste North America, Inc., 6.125%, 2/15/14	305,000	281
Allied Waste North America, Inc., 6.875%, 6/1/17	500,000	465
Allied Waste North America, Inc., 7.25%, 3/15/15	1,000,000	957
Crum & Forster Holdings Corp., 7.75%, 5/1/17	562,000	489

Total		2,192

Structured Product (0.4%)
CDX North America High Yield, 8.875%, 6/29/13 144A	10,000,000	8,950

Total		8,950

Technology (0.2%)
Expedia, Inc., 8.50%, 7/1/16 144A	300,000	270
First Data Corp., 9.875%, 9/24/15 144A	775,000	607
Flextronics International, Ltd., 6.50%, 5/15/13	750,000	665
Freescale Semiconductor, Inc., 8.875%, 12/15/14	650,000	449
(c) Freescale Semiconductor, Inc., 9.125%, 12/15/14	900,000	567
Iron Mountain, Inc., 8.00%, 6/15/20	610,000	586
NXP BV/NXP Funding LLC, 9.50%, 10/15/15	375,000	193
Sabre Holdings Corp., 8.35%, 3/15/16	500,000	320
SunGard Data Systems, Inc., 10.625%, 5/15/15 144A	425,000	400
Unisys Corp., 8.00%, 10/15/12	450,000	365

Total		4,422

Telecommunications (0.3%)
(c) ALLTEL Communications, Inc., 10.375%, 12/1/17 144A	680,000	775
American Tower Corp., 7.00%, 10/15/17 144A	500,000	478
Cricket Communications, Inc., 10.00%, 7/15/15 144A	255,000	244
Embarq Corp., 7.082%, 6/1/16	435,000	353
Frontier Communications Co., 9.00%, 8/15/31	1,480,000	1,132

Frontier Communications Co., 9.25%, 5/15/11	1,370,000	1,369
Intelsat Corp., 9.25%, 8/15/14 144A	400,000	374
Intelsat, Ltd., 7.625%, 4/15/12	400,000	302
Qwest Corp., 6.50%, 6/1/17	750,000	600
Qwest Corp., 7.625%, 6/15/15	415,000	361
Sprint Capital Corp., 8.375%, 3/15/12	400,000	360
Sprint Nextel Corp., 6.00%, 12/1/16	625,000	481
Windstream Corp., 7.00%, 3/15/19	500,000	400
Windstream Corp., 8.625%, 8/1/16	865,000	798

Total		8,027

Transportation (0.1%)
American Railcar Industries, Inc., 7.50%, 3/1/14	500,000	443
Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	1,500,000	1,432

Total		1,875

Utilities (0.6%)
The AES Corp., 7.75%, 10/15/15	400,000	363
The AES Corp., 8.00%, 10/15/17	500,000	451
The AES Corp., 8.00%, 6/1/20 144A	405,000	354
Aquila, Inc., 11.875%, 7/1/12	405,000	448
Dynegy Holdings, Inc., 7.50%, 6/1/15	730,000	617
Dynegy Holdings, Inc., 7.75%, 6/1/19	485,000	388
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,075,000	935
Edison Mission Energy, 7.00%, 5/15/17	1,050,000	945
Edison Mission Energy, 7.20%, 5/15/19	1,225,000	1,078
Elwood Energy LLC, 8.159%, 7/5/26	543,608	498
Energy Future Holdings Corp., 10.875%, 11/1/17 144A	670,000	605
Indiantown Cogeneration LP, 9.77%, 12/15/20	1,280,000	1,345
Intergen NV, 9.00%, 6/30/17 144A	340,000	340
Mirant Americas Generation LLC, 8.50%, 10/1/21	1,215,000	942
NRG Energy, Inc., 7.25%, 2/1/14	500,000	464
NRG Energy, Inc., 7.375%, 2/1/16	130,000	117
NRG Energy, Inc., 7.375%, 1/15/17	940,000	855
Reliant Energy, Inc., 7.625%, 6/15/14	1,015,000	761
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 144A	2,660,000	2,401

Total		13,907

Total Below Investment Grade Segment (Cost: $144,571)		119,015

Money Market Investments (11.1%)
Aircraft (0.4%)
(b) Textron, Inc., 6.00%, 10/14/08	10,000,000	9,978

Total		9,978

Autos (2.5%)
(b) American Honda Finance Corp., 2.889%, 1/8/09 144A	3,600,000	3,598
(b) American Honda Finance Corp., 2.924%, 5/5/09 144A	2,370,000	2,367
(b) American Honda Finance Corp., 2.961%, 8/26/09 144A	3,200,000	3,194
(b) DaimlerChrysler Revolving Auto Conduit LLC, 3.00%, 10/1/08	10,000,000	10,000
(b) DaimlerChrysler Revolving Auto Conduit LLC, 6.80%, 10/1/08	10,000,000	10,000
(b) Fcar Owner Trust, 5.35%, 10/3/08	20,000,000	19,994
(b) New Center Asset Trust LLC, 7.75%, 10/1/08	10,000,000	10,000

Total		59,153

Commercial Bank Non-US (0.1%)
(b) Bank of Scotland PLC, 2.487%, 5/8/09	3,000,000	2,999

Total		2,999

Energy (0.4%)
(b) Sempra Global, 6.20%, 10/6/08	10,000,000	9,991

Total		9,991

Federal Government & Agencies (0.6%)
(b) Federal Home Loan Bank, 2.30%, 10/31/08	1,000,000	998
(b) Federal Home Loan Bank, 2.38%, 10/31/08	14,000,000	13,972

Total		14,970

Finance Lessors (1.0%)
(b) International Lease Finance Corp, 3.50%, 4/1/09	3,530,000	3,174
(b) Ranger Funding Co. LLC, 4.25%, 10/10/08	10,000,000	9,990
(b) Windmill Funding Corp., 4.10%, 10/21/08	10,000,000	9,977

Total		23,141

Finance Services (3.5%)
(b) Alpine Securitization Corp., 2.48%, 10/7/08	10,000,000	9,996
(b) Alpine Securitization Corp., 2.48%, 10/17/08	10,000,000	9,989
(b) Associates Corp. of North America, 8.55%, 7/15/09	4,440,000	4,376
(b) Barton Capital LLC, 2.46%, 10/9/08	10,000,000	9,995
(b) Barton Capital LLC, 4.15%, 10/6/08	10,000,000	9,994
(b) Bryant Park Funding LLC, 4.00%, 10/15/08	10,000,000	9,984
(b) Caterpillar Financial Services Corp., 2.887%, 3/10/09	6,320,000	6,308
(b) Ciesco LLC, 4.25%, 10/16/08	10,000,000	9,982
(b) Textron Financial Corp., 6.00%, 10/1/08	10,000,000	10,001

Total		80,625

Miscellaneous Business Credit Institutions (0.7%)
(b) General Electric Capital Corp., 2.556%, 2/2/09	6,200,000	6,193
(b) Park Avenue Receivables Corp., 2.45%, 10/6/08	10,000,000	9,997
(b) Park Avenue Receivables Corp., 5.50%, 10/1/08	500,000	500

Total		16,690

Oil and Gas (0.7%)
(o) Marathon Oil Corp., 6.00%, 10/1/08	15,880,000	15,880

Total		15,880

Personal Credit Institutions (0.8%)
(o) American Express Credit Corp., 2.47%, 10/8/08	10,000,000	9,995
(o) American Express Credit Corp., 2.50%, 10/14/08	10,000,000	9,991

Total		19,986

Short Term Business Credit (0.4%)
(k) Old Line Funding LLC, 3.75%, 10/20/08	10,000,000	9,980

Total		9,980

Total Money Market Investments (Cost: $263,971)	263,393

Total Investments (98.7%) (Cost $2,467,493)(a)	2,331,982

Other Assets, Less Liabilities (1.3%)	30,364

Net Assets (100.0%)	2,362,346

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008 the value of these securities (in thousands) was $67,964, representing 2.88% of the net assets.

IO - Interest Only Security

RB - Revenue Bond

AMBAC - American Municipal Bond Assurance Corp.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $2,467,493 and the net unrealized depreciation of investments based on that cost was $135,511 which is comprised of $106,658 aggregate gross unrealized appreciation and $242,169 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	29	12/08	$(290)
(Total Notional Value at September 30, 2008, $10,879)
Russell 2000 Index Futures (Long)	58	12/08	$(364)
(Total Notional Value at September 30, 2008, $20,038)
S&P 500 Index Futures (Long)	627	12/08	$(3,731)
(Total Notional Value at September 30, 2008, $186,970)
US Ten Year Treasury Note (Short)	395	12/08	$470
(Total Notional Value at September 30, 2008, $45,748)
US Two Year Treasury Note (Long)	779	12/08	$(456)
(Total Notional Value at September 30, 2008, $166,721)

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

(g)	All or portion of the securities have been loaned.

(j)	Swap agreements outstanding at September 30, 2008:

Total Return Swaps

Counterparty	Reference Equity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciaion (Depreciation) (000’s)
Credit Suisse Securities (Europe) Ltd.	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3 Month USD- LIBOR - 19 BPS	5/09	(148,744)	$16,659
Credit Suisse Securities (Europe) Ltd.	Russell 1000 Value Index	3 Month USD- LIBOR + 4 BPS	Russell 1000 Value Index Total Return	5/09	148,744	($11,008)
Credit Suisse Securities (Europe) Ltd.	Russell 2000 Growth Index	Russell 2000 Growth Index Total Return	3 Month USD- LIBOR - 125 BPS	5/09	(22,071)	$1,965
Credit Suisse Securities (Europe) Ltd.	Russell 2000 Value Index	3 Month USD- LIBOR - 90 BPS	Russell 2000 Value Index Total Return	5/09	21,812	($476)
Credit Suisse Securities (Europe) Ltd.	Russell Midcap Growth Index	Russell Midcap Growth Index Total Return	3 Month USD- LIBOR - 35 BPS	5/09	(99,374)	$13,975
Credit Suisse Securities (Europe) Ltd.	Russell Midcap Value Index	3 Month USD- LIBOR - 8 BPS	Russell Midcap Value Index Total Return	5/09	100,219	($7,885)
Goldman Sachs International	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3 Month USD- LIBOR - 13 BPS	5/09	(93,188)	$10,437
Goldman Sachs International	Russell 1000 Value Index	3 Month USD- LIBOR + 10 BPS	Russell 1000 Value Index Total Return	5/09	90,148	($6,671)

JPMorgan Chase	Morgan Stanley Capital International Daily Net Japan	3 Month USD- LIBOR + 15 BPS	Morgan Stanley Capital International Daily Net Japan Total Return	3/09	11,019	($505)

$16,491

(k)	Cash or securities with an aggregate market value of $19,370 (in thousands) have been pledged as collateral for swap contracts outstanding at September 30, 2008.

(l)	As of September 30, 2008, portfolio securities with an aggregate market value of $150,241 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(n)	At September 30, 2008 portfolio securities with an aggregate value market value of $14,058 (in thousands) were valued with reference to securities whose prices are more readily available.

(o)	Short sales outstanding at September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal Home Loan Mortgage Corp. TBA	5.00%	10/1/38	$24,565	$24,070	$23,928
Federal National Mortgage Association TBA	6.00%	10/1/38	6,565	6,681	6,649

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$803,074	$(4,371)
Level 2 – Other significant observable inputs	1,528,463	(14,086)
Level 3 – Significant unobservable inputs	445	—

Total	2,331,982	(18,457)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Municipal Bonds (0.2%)	Country	Shares/ $ Par	Value $ (000’s)
Municipal Bonds (0.2%)
Indiana Finance Authority Facilities, Series 2006A, 12.00%, 9/1/41 RB, AMBAC		555,000	555

Total Municipal Bonds (Cost: $555)			555

Domestic Common Stocks and Warrants (36.2%)
LARGE CAP COMMON STOCKS (23.3%)
Consumer Discretionary (2.2%)
Abercrombie & Fitch Co. - Class A		7,200	284
Comcast Corp. - Class A		32,750	643
J.C. Penney Co., Inc.		10,000	333
Johnson Controls, Inc.		21,500	652
* Kohl’s Corp.		14,300	659
Lowe’s Companies, Inc.		15,500	367
The McGraw-Hill Companies, Inc.		13,500	427
* MGM MIRAGE		3,459	99
NIKE, Inc. - Class B		12,600	844
Omnicom Group, Inc.		15,300	590
Target Corp.		8,800	432

Total			5,330

Consumer Staples (3.1%)
Avon Products, Inc.		17,800	740
The Coca-Cola Co.		15,400	814
CVS Caremark Corp.		28,005	943
* Hansen Natural Corp.		22,200	672
The Kroger Co.		23,900	657
PepsiCo, Inc.		16,900	1,204
Philip Morris International, Inc.		18,000	866
The Procter & Gamble Co.		10,400	725
Wal-Mart Stores, Inc.		19,400	1,162

Total			7,783

Energy (2.2%)
* Cameron International Corp.		6,600	254
Chesapeake Energy Corp.		3,700	133
Diamond Offshore Drilling, Inc.		3,600	371
Exxon Mobil Corp.		8,300	645
Halliburton Co.		13,100	424
Hess Corp.		4,200	345
* National-Oilwell Varco, Inc.		13,700	688
Occidental Petroleum Corp.		8,200	578
Schlumberger, Ltd.		13,200	1,030
* Southwestern Energy Co.		10,100	308
* Transocean, Inc.		3,100	341
XTO Energy, Inc.		9,600	447

Total			5,564

Financials (0.8%)
American Express Co.	6,900	244
CME Group, Inc.	800	297
The Goldman Sachs Group, Inc.	2,300	294
Prudential Financial, Inc.	5,100	367
State Street Corp.	9,700	553
T. Rowe Price Group, Inc.	6,100	328

Total		2,083

Health Care (3.9%)
Abbott Laboratories	22,300	1,283
Allergan, Inc.	12,200	628
Baxter International, Inc.	17,000	1,116
* Celgene Corp.	10,300	652
* Genentech, Inc.	4,500	399
* Genzyme Corp.	6,400	518
* Gilead Sciences, Inc.	27,400	1,249
Johnson & Johnson	5,100	353
* Medco Health Solutions, Inc.	23,400	1,053
* St. Jude Medical, Inc.	7,900	344
Teva Pharmaceutical Industries, Ltd., ADR	18,800	861
* Thermo Fisher Scientific, Inc.	16,200	891
UnitedHealth Group, Inc.	11,300	287

Total		9,634

Industrials (2.2%)
The Boeing Co.	5,150	295
Danaher Corp.	13,200	917
Deere & Co.	3,900	193
* Foster Wheeler, Ltd.	10,800	390
Honeywell International, Inc.	11,600	482
Norfolk Southern Corp.	8,900	589
Raytheon Co.	5,200	278
* Spirit AeroSystems Holdings, Inc. - Class A	17,000	273
Textron, Inc.	12,900	378
Union Pacific Corp.	9,800	698
United Technologies Corp.	14,300	860

Total		5,353

Information Technology (7.0%)
Accenture, Ltd. - Class A	21,300	809
* Adobe Systems, Inc.	11,900	470
* Apple, Inc.	9,300	1,057
Applied Materials, Inc.	12,100	183
* Broadcom Corp. - Class A	19,800	369
* Cisco Systems, Inc.	60,700	1,369
Corning, Inc.	22,700	355
* Dell, Inc.	19,900	328
* eBay, Inc.	17,600	394
* Electronic Arts, Inc.	10,400	385
* First Solar, Inc.	2,000	378
* Google, Inc. - Class A	3,400	1,362
Hewlett-Packard Co.	22,300	1,031
Intel Corp.	62,100	1,163
International Business Machines Corp.	11,800	1,380
Intersil Corp. - Class A	6,900	114
KLA-Tencor Corp.	4,600	146
MasterCard, Inc.	600	106
* MEMC Electronic Materials, Inc.	12,700	359
Microsoft Corp.	89,800	2,397
* Oracle Corp.	42,600	865
QUALCOMM, Inc.	27,700	1,190

* Research In Motion, Ltd.	4,800	328
* Varian Semiconductor Equipment Associates, Inc.	6,500	163
Visa, Inc. - Class A	3,800	233
* Yahoo!, Inc.	12,500	216

Total		17,150

Materials (0.9%)
Freeport-McMoRan Copper & Gold, Inc.	6,300	358
Monsanto Co.	12,200	1,207
Praxair, Inc.	7,600	545

Total		2,110

Other Holdings (0.4%)
iShares Russell 1000 Growth Index Fund	20,000	971

Total		971

Telecommunication Services (0.4%)
* American Tower Corp. - Class A	16,500	593
* NII Holdings, Inc.	12,500	474

Total		1,067

Utilities (0.2%)
Exelon Corp.	8,800	551

Total		551

Total LARGE CAP COMMON STOCKS		57,596

MID CAP COMMON STOCKS (10.2%)
Consumer Discretionary (1.5%)
* Collective Brands, Inc.	24,400	447
DeVry, Inc.	12,500	619
* Dollar Tree, Inc.	13,900	505
* Focus Media Holding, Ltd., ADR	17,900	510
* GameStop Corp. - Class A	20,700	709
* Jack in the Box, Inc.	14,800	312
* O’Reilly Automotive, Inc.	7,600	203
* Urban Outfitters, Inc.	10,500	335

Total		3,640

Consumer Staples (0.1%)
* Bare Escentuals, Inc.	15,300	166

Total		166

Energy (1.1%)
* Cameron International Corp.	15,900	613
Diamond Offshore Drilling, Inc.	4,500	464
* National-Oilwell Varco, Inc.	6,400	321
Range Resources Corp.	9,200	394
* SandRidge Energy, Inc.	8,100	159
Smith International, Inc.	6,100	358
* Southwestern Energy Co.	11,100	339

Total		2,648

Financials (0.9%)
Assured Guaranty, Ltd.	10,400	169
* IntercontinentalExchange, Inc.	1,615	130
* Investment Technology Group, Inc.	10,400	316
MBIA, Inc.	16,800	200
Northern Trust Corp.	7,400	534
Raymond James Financial, Inc.	16,500	545
SEI Investments Co.	10,100	224
Synovus Financial Corp.	19,400	201
T. Rowe Price Group, Inc.	400	21

Total		2,340

Health Care (1.6%)
* Celgene Corp.	6,800	430
* Cerner Corp.	6,200	277
* Charles River Laboratories International, Inc.	7,200	400
* DaVita, Inc.	10,250	584
* Express Scripts, Inc.	7,700	568
* Immucor, Inc.	22,276	712
* Intuitive Surgical, Inc.	1,100	265
Mentor Corp.	3,500	84
* Psychiatric Solutions, Inc.	19,000	721

Total		4,041

Industrials (1.7%)
C.H. Robinson Worldwide, Inc.	9,650	492
* Corrections Corp. of America	26,900	669
Cummins, Inc.	2,400	105
Expeditors International of Washington, Inc.	8,700	303
* Foster Wheeler, Ltd.	4,500	162
Harsco Corp.	9,800	364
J.B. Hunt Transport Services, Inc.	12,600	420
Knight Transportation, Inc.	17,500	297
L-3 Communications Holdings, Inc.	2,800	275
MSC Industrial Direct Co., Inc. - Class A	3,800	175
Ritchie Bros. Auctioneers, Inc.	11,900	278
* Spirit AeroSystems Holdings, Inc. - Class A	16,500	265
* Stericycle, Inc.	8,600	507

Total		4,312

Information Technology (2.6%)
* Activision Blizzard, Inc.	29,242	451
* Alliance Data Systems Corp.	10,100	640
Amphenol Corp. - Class A	12,800	514
* Citrix Systems, Inc.	8,300	210
* Cognizant Technology Solutions Corp. - Class A	12,000	274
FactSet Research Systems, Inc.	7,500	392
Global Payments, Inc.	14,000	628
Intersil Corp. - Class A	26,400	438
KLA-Tencor Corp.	11,400	361
* McAfee, Inc.	13,800	469
* Mettler-Toledo International, Inc.	5,600	549
Microchip Technology, Inc.	16,700	491
* NeuStar, Inc. - Class A	14,100	280
* Varian Semiconductor Equipment Associates, Inc.	15,100	379
* VeriFone Holdings, Inc.	16,500	273
Western Union Co.	8,300	205

Total		6,554

Materials (0.4%)
* Owens-Illinois, Inc.	11,700	344
Praxair, Inc.	5,700	409
Titanium Metals Corp.	16,400	186

Total		939

Other Holdings (0.1%)
SPDR Metals & Mining	4,000	188

Total		188

Utilities (0.2%)
Equitable Resources, Inc.	10,700	392

Total		392

Total MID CAP COMMON STOCKS		25,220

SMALL CAP COMMON STOCKS (2.7%)
Consumer Discretionary (0.3%)
* Aeropostale, Inc.	2,600	83
* American Public Education, Inc.	2,000	97
* DG Fastchannel, Inc.	1,700	37
* Dolan Media Co.	1,420	14
* Dollar Tree, Inc.	3,000	109
* Jack in the Box, Inc.	2,200	46
* Life Time Fitness, Inc.	1,700	53
* LKQ Corp.	4,000	68
* Lumber Liquidators, Inc.	2,000	25
* New Oriental Education & Technology Group, Inc., ADR	1,200	77
PetSmart, Inc.	2,500	62
Phillips-Van Heusen Corp.	1,400	53
* The Warnaco Group, Inc.	1,500	68
* Zumiez, Inc.	2,300	38

Total		830

Consumer Staples (0.1%)
Alberto-Culver Co.	4,300	117
* Central European Distribution Corp.	1,800	82
Flowers Foods, Inc.	1,200	35

Total		234

Energy (0.2%)
* Arena Resources, Inc.	2,300	89
* Carrizo Oil & Gas, Inc.	1,600	58
* Contango Oil & Gas Co.	1,200	65
Core Laboratories N.V.	600	61
* EXCO Resources, Inc.	2,600	42
* ION Geophysical Corp.	4,700	67
* Oceaneering International, Inc.	1,000	53
* Petroleum Development Corp.	1,000	44
* T-3 Energy Services, Inc.	1,900	71

Total		550

Financials (0.2%)
Boston Private Financial Holdings, Inc.	6,600	58
Digital Realty Trust, Inc.	1,200	57
* Encore Bancshares, Inc.	1,155	21
* FCStone Group, Inc.	1,400	25
* Global Cash Access Holdings, Inc.	7,336	37
* Investment Technology Group, Inc.	2,200	67
* KBW, Inc.	2,891	95
MFA Mortgage Investments, Inc.	10,300	67

Total		427

Health Care (0.5%)
* athenahealth, Inc.	400	13
* BioMarin Pharmaceutical, Inc.	1,900	50
* Genoptix, Inc.	3,208	105
* ICON PLC, ADR	3,598	138
* Illumina, Inc.	2,400	97
* Masimo Corp.	3,564	133
Meridian Bioscience, Inc.	2,900	84
* NuVasive, Inc.	2,700	133
* Phase Forward, Inc.	4,145	87
* Psychiatric Solutions, Inc.	2,400	91
* Savient Pharmaceuticals, Inc.	2,400	36
* Thoratec Corp.	5,100	134
* United Therapeutics Corp.	600	63

Total		1,164

Industrials (0.6%)
* Aerovironment, Inc.	2,100	67
* Astronics Corp.	3,022	68
* Axsys Technologies, Inc.	1,182	70
Bucyrus International, Inc.	700	31
* Cornell Companies, Inc.	3,400	92
* Corrections Corp. of America	4,800	119
* Energy Recovery, Inc.	183	2
* Hill International, Inc.	4,800	66
* Hub Group, Inc. - Class A	2,900	109
* Huron Consulting Group, Inc.	1,000	57
Kaydon Corp.	900	41
Knight Transportation, Inc.	5,599	95
* Polypore International, Inc.	4,100	88
* Team, Inc.	3,600	130
* Titan Machinery, Inc.	5,300	110
* TransDigm Group, Inc.	3,000	103
Valmont Industries, Inc.	900	74
* VistaPrint, Ltd.	3,800	125

Total		1,447

Information Technology (0.7%)
* Advanced Energy Industries, Inc.	4,441	61
* Atheros Communications, Inc.	2,700	64
* Bankrate, Inc.	1,379	54
* Blackboard, Inc.	3,500	141
* comScore, Inc.	5,249	93
* Comtech Telecommunications Corp.	800	39
* Concur Technologies, Inc.	2,000	77
* CyberSource Corp.	3,500	56
* Diodes, Inc.	2,700	50
* F5 Networks, Inc.	2,900	68
* GT Solar International, Inc.	1,600	17
* IHS, Inc. - Class A	800	38

* Mellanox Technologies, Ltd.		5,000	52
* Netlogic Microsystems, Inc.		2,100	64
* NeuStar, Inc. - Class A		3,300	66
* Omniture, Inc.		2,200	40
* Rubicon Technology, Inc.		2,701	20
* Stanley, Inc.		2,900	107
* Switch and Data Facilities Co., Inc.		6,332	79
* Synchronoss Technologies, Inc.		5,000	47
* Taleo Corp. - Class A		1,700	34
* Tessera Technologies, Inc.		1,300	21
* TriQuint Semiconductor, Inc.		12,800	61
* VanceInfo Technologies, Inc., ADR		9,950	72
* Vocus, Inc.		2,500	85

Total			1,506

Materials (0.1%)
* Calgon Carbon Corp.		2,600	53
Silgan Holdings, Inc.		2,300	118

Total			171

Other Holdings (0.0%)
iShares Nasdaq Biotechnology Index Fund		300	24
SPDR KBW Regional Banking		500	18
SPDR Metals & Mining ETF		600	28

Total			70

Telecommunication Services (0.0%)
* Centennial Communications Corp.		12,100	76

Total			76

Utilities (0.0%)
ITC Holdings Corp.		2,200	114

Total			114

Total SMALL CAP COMMON STOCKS			6,589

Total Domestic Common Stocks and Warrants (Cost: $93,972)			89,405

Foreign Common Stocks (12.8%)
Consumer Discretionary (0.8%)
Adidas AG	Germany	4,480	241
Aisin Seiki Co., Ltd.	Japan	700	17
Bridgestone Corp.	Japan	1,100	21
Compagnie Financiere Richemont SA	Switzerland	4,105	182
Compass Group PLC	United Kingdom	45,945	287
Denso Corp.	Japan	700	17
Dentsu, Inc.	Japan	6	12
* Focus Media Holding, Ltd., ADR	China	6,400	182
Grupo Televisa SA, ADR	Mexico	12,400	271
Honda Motor Co., Ltd.	Japan	1,900	56
Makita Corp.	Japan	500	10
Matsushita Electric Industrial Co., Ltd.	Japan	2,000	35
* Mitsubishi Motors Corp.	Japan	12,000	20
Nikon Corp.	Japan	1,000	24
Nissan Motor Co., Ltd.	Japan	2,800	19
Sekisui House, Ltd.	Japan	2,000	18

Sharp Corp.	Japan	1,000	11
Sony Corp.	Japan	1,400	43
Suzuki Motor Corp.	Japan	700	13
Toyota Industries Corp.	Japan	600	15
Toyota Motor Corp.	Japan	3,300	140
Vivendi	France	7,790	244
Yamada Denki Co., Ltd.	Japan	290	22

Total			1,900

Consumer Staples (1.4%)
Aeon Co., Ltd.	Japan	1,600	16
Asahi Breweries, Ltd.	Japan	1,100	19
Cadbury PLC	United Kingdom	19,910	200
Carlsberg A/S	Denmark	300	23
Imperial Tobacco Group PLC	United Kingdom	4,225	136
Japan Tobacco, Inc.	Japan	6	23
Kao Corp.	Japan	1,000	27
Kerry Group PLC - Class A	Ireland	8,140	238
Kirin Holdings Co., Ltd.	Japan	1,000	13
KT&G Corp.	South Korea	2,497	186
Nestle SA	Switzerland	18,445	798
Pernod-Ricard SA	France	1,685	148
Reckitt Benckiser Group PLC	United Kingdom	8,830	428
Seven & I Holdings Co., Ltd.	Japan	1,200	35
Shiseido Co., Ltd.	Japan	1,000	22
Shoppers Drug Mart Corp.	Canada	5,975	288
Unilever NV	Netherlands	10,615	300
Wal-Mart De Mexico SAB de CV	Mexico	46,100	159
Woolworths, Ltd.	Australia	15,230	329

Total			3,388

Energy (1.4%)
* Artumas Group, Inc.	Canada	15,620	40
BP PLC	United Kingdom	55,620	463
CNOOC, Ltd.	Hong Kong	175,000	201
Eni SPA	Italy	15,200	401
INPEX Corp.	Japan	1	9
Nexen, Inc.	Canada	16,260	377
Nippon Mining Holdings, Inc.	Japan	2,000	8
Nippon Oil Corp.	Japan	3,000	15
Oil Search, Ltd.	Australia	30,075	136
Petroleo Brasileiro SA, ADR	Brazil	12,300	540
Reliance Industries, Ltd.	India	7,826	331
Saipem SPA	Italy	11,740	347
Seadrill, Ltd.	Bermuda	13,100	269
Suncor Energy, Inc.	Canada	9,010	373

Total			3,510

Financials (3.0%)
Allianz SE	Germany	868	119
Anglo Irish Bank Corp. PLC	Ireland	11,480	65
Axa	France	2,129	70
Banco Espirito Santo SA	Portugal	9,975	124
Banco Santander SA	Spain	32,035	485
The Bank of Yokohama, Ltd.	Japan	5,000	24
BNP Paribas	France	4,520	435
Cathay Financial Holding Co., Ltd.	Taiwan	70,200	98
Cheung Kong Holdings, Ltd.	Hong Kong	4,000	45
China Life Insurance Co., Ltd.	China	18,000	67
Chuo Mitsui Trust Holdings, Inc.	Japan	3,000	16
Commonwealth Bank of Australia	Australia	3,590	126
Credit Suisse Group AG	Switzerland	2,980	142

Daiwa House Industry Co., Ltd.	Japan	2,000	19
Daiwa Securities Group, Inc.	Japan	2,000	14
Erste Group Bank AG	Austria	3,960	200
Hang Seng Bank, Ltd.	Hong Kong	11,200	209
Housing Development Finance Corp.	India	6,907	322
HSBC Holdings PLC, ADR	United Kingdom	5,800	469
Industrial & Commercial Bank of China, Ltd. - Class H	China	341,000	203
Intesa Sanpaolo SPA	Italy	46,900	256
Julius Baer Holding AG	Switzerland	5,690	280
Man Group PLC	United Kingdom	11,765	72
Manulife Financial Corp., ADR	Canada	13,395	491
Mitsubishi Estate Co., Ltd.	Japan	2,000	39
Mitsubishi UFJ Financial Group, Inc.	Japan	11,100	96
Mitsui Fudosan Co., Ltd.	Japan	1,000	19
Mitsui Sumitomo Insurance Group Holdings, Inc.	Japan	700	24
Mizuho Financial Group, Inc.	Japan	14	61
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	525	79
National Bank of Greece SA	Greece	3,165	128
Nipponkoa Insurance Co., Ltd.	Japan	3,000	17
Nomura Holdings, Inc.	Japan	2,400	31
ORIX Corp.	Japan	170	21
Piraeus Bank SA	Greece	5,854	123
Prudential PLC	United Kingdom	23,475	216
Resona Holdings, Inc.	Japan	11	15
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	1,443	253
Societe Generale	France	1,480	134
Sompo Japan Insurance, Inc.	Japan	2,000	17
St. George Bank, Ltd.	Australia	3,360	79
Standard Chartered PLC	United Kingdom	7,210	175
Sumitomo Mitsui Financial Group, Inc.	Japan	10	63
Sumitomo Realty & Development Co., Ltd.	Japan	1,000	22
The Sumitomo Trust & Banking Co., Ltd.	Japan	3,000	20
T&D Holdings, Inc.	Japan	300	16
TAG Tegernsee Immobilien und Beteiligungs AG	Germany	9,926	51
Tokio Marine Holdings, Inc.	Japan	700	25
The Toronto-Dominion Bank	Canada	5,796	349
* Turkiye Garanti Bankasi AS	Turkey	27,508	66
Unibanco - Uniao de Bancos Brasileiros SA, ADR	Brazil	700	71
Unicredit SPA	Italy	41,985	155
Westpac Banking Corp.	Australia	13,480	239
Zurich Financial Services AG	Switzerland	1,600	444

Total			7,399

Health Care (1.4%)
Astellas Pharma, Inc.	Japan	700	29
CSL, Ltd.	Australia	17,992	542
Daiichi Sankyo Co., Ltd.	Japan	1,100	28
Eisai Co., Ltd.	Japan	600	23
Elekta AB	Sweden	18,100	309
Fresenius Medical Care AG & Co. KGaA	Germany	6,762	348
Getinge AB - Class B	Sweden	6,650	137
Lonza Group AG	Switzerland	2,240	279
Novartis AG	Switzerland	7,260	380
Roche Holding AG	Switzerland	3,985	621
Takeda Pharmaceutical Co., Ltd.	Japan	1,000	50
Terumo Corp.	Japan	400	21
Teva Pharmaceutical Industries, Ltd., ADR	Israel	13,600	624

Total			3,391

Industrials (1.0%)
ABB, Ltd., ADR	Switzerland	11,055	214
Alstom SA	France	4,144	311
Asahi Glass Co., Ltd.	Japan	2,000	18
BAE Systems PLC	United Kingdom	54,975	402
Central Japan Railway Co.	Japan	5	47

Chemring Group PLC	United Kingdom	4,520	167
Cia De Concessoes Rodoviarias	Brazil	7,200	95
Dai Nippon Printing Co., Ltd.	Japan	1,000	14
Daikin Industries, Ltd.	Japan	500	17
East Japan Railway Co.	Japan	6	45
Fanuc, Ltd.	Japan	300	23
Far Eastern Textile Co., Ltd.	Taiwan	5,020	4
ITOCHU Corp.	Japan	2,000	12
Jaiprakash Associates, Ltd.	India	19,647	48
Komatsu, Ltd.	Japan	1,200	19
Kubota Corp.	Japan	2,000	13
Leighton Holdings, Ltd.	Australia	3,585	111
LG Corp.	South Korea	1,842	96
Marubeni Corp.	Japan	3,000	14
Mitsubishi Corp.	Japan	8,400	175
Mitsubishi Electric Corp.	Japan	3,000	20
Mitsubishi Heavy Industries, Ltd.	Japan	6,000	26
Mitsui & Co., Ltd.	Japan	2,000	25
Mitsui OSK Lines, Ltd.	Japan	2,000	17
* Morphic Technologies AB	Sweden	38,682	26
* Morphic Technologies AB - Rights	Sweden	38,682	11
Nippon Yusen Kabushiki Kaisha	Japan	2,000	13
* Renewable Energy Corp. AS	Norway	3,900	73
Secom Co., Ltd.	Japan	500	21
* Suez Environnement SA	France	1,900	47
Sumitomo Corp.	Japan	1,900	18
Sumitomo Electric Industries, Ltd.	Japan	1,500	16
Vallourec	France	310	67
* Vestas Wind Systems A/S	Denmark	2,775	242
West Japan Railway Co.	Japan	7	30

Total			2,497

Information Technology (0.8%)
* Autonomy Corp. PLC	United Kingdom	18,997	350
Canon, Inc.	Japan	1,500	56
EVS Broadcast Equipment SA	Belgium	2,470	177
FUJIFILM Holdings Corp.	Japan	700	18
Fujitsu, Ltd.	Japan	4,000	22
* Gresham Computing PLC	United Kingdom	36,400	47
Hitachi, Ltd.	Japan	5,000	34
HOYA Corp.	Japan	900	18
Ibiden Co., Ltd.	Japan	400	10
Keyence Corp.	Japan	100	20
Kontron AG	Germany	9,841	101
Kyocera Corp.	Japan	200	15
Murata Manufacturing Co., Ltd.	Japan	400	16
NEC Corp.	Japan	4,000	17
Nidec Corp.	Japan	200	12
Nintendo Co., Ltd	Japan	200	83
Nippon Electric Glass Co., Ltd.	Japan	2,000	18
Ricoh Co., Ltd.	Japan	1,000	14
Samsung Electronics Co., Ltd.	South Korea	304	140
SAP AG	Germany	5,560	299
TDK Corp.	Japan	200	10
* Temenos Group AG	Switzerland	18,330	344
Tokyo Electron, Ltd.	Japan	300	13
Toshiba Corp.	Japan	4,000	17
United Internet AG	Germany	6,120	66

Total			1,917

Materials (1.0%)
Anglo American PLC	United Kingdom	4,519	151
ArcelorMittal	Netherlands	1,085	54
Asahi Kasei Corp.	Japan	4,000	17
BHP Billiton, Ltd.	Australia	15,305	393

Cia Vale do Rio Doce, ADR	Brazil	11,035	211
Goldcorp, Inc., ADR	Canada	7,035	223
Huabao International Holdings, Ltd.	Hong Kong	155,000	119
* Intex Resources ASA	Norway	63,255	32
JFE Holdings, Inc.	Japan	700	22
K+S AG	Germany	3,902	273
Kobe Steel, Ltd.	Japan	5,000	10
Nippon Steel Corp.	Japan	7,000	27
Nitto Denko Corp.	Japan	500	13
Potash Corp. of Saskatchewan, Inc., ADR	Canada	3,200	422
Rio Tinto PLC, ADR	United Kingdom	575	143
Shin-Etsu Chemical Co., Ltd.	Japan	500	24
Sumitomo Chemical Co., Ltd.	Japan	3,000	13
Sumitomo Metal Industries, Ltd.	Japan	5,000	15
Sumitomo Metal Mining Co., Ltd.	Japan	1,000	10
Syngenta AG	Switzerland	838	178
Toray Industries, Inc.	Japan	4,000	19

Total			2,369

Other Holdings (0.6%)
iShares MSCI Japan Index Fund	Japan	119,330	1,272
iShares MSCI Singapore Index Fund	Singapore	32,865	320

Total			1,592

Telecommunications (0.8%)
* Chunghwa Telecom Co., Ltd.	Taiwan	124,000	290
Deutsche Telekom AG	Germany	24,044	369
France Telecom SA	France	4,281	120
KDDI Corp.	Japan	5	28
Koninklijke KPN NV	Netherlands	21,511	310
Nippon Telegraph & Telephone Corp.	Japan	6	27
NTT DoCoMo, Inc.	Japan	24	39
Softbank Corp.	Japan	1,500	19
Telefonica SA	Spain	21,876	523
Turkcell Iletisim Hizmet AS	Turkey	12,793	79
Vodafone Group PLC	United Kingdom	107,704	238

Total			2,042

Utilities (0.6%)
CEZ	Czech Republic	3,350	205
Chubu Electric Power Co., Inc.	Japan	1,000	24
E.ON AG	Germany	9,810	496
* EDP Renovaveis SA	Spain	641	5
Fortum OYJ	Finland	3,030	102
GDF Suez	France	7,254	380
The Kansai Electric Power Co., Inc.	Japan	1,000	22
Kyushu Electric Power Co., Inc.	Japan	1,400	29
National Grid PLC	United Kingdom	6,285	80
Osaka Gas Co., Ltd.	Japan	5,000	17
Perusahaan Gas Negara PT	Indonesia	689,500	157
Tohoku Electric Power Co., Inc.	Japan	1,500	32
The Tokyo Electric Power Co., Inc.	Japan	1,400	35
Tokyo Gas Co., Ltd.	Japan	5,000	21

Total			1,605

Total Foreign Common Stocks (Cost: $38,013)			31,610

Investment Grade Segment (6.5%)
Aerospace/Defense (0.3%)
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	15,000	14
General Dynamics Corp., 4.25%, 5/15/13	55,000	55
L-3 Communications Corp., 6.375%, 10/15/15	245,000	225
Lockheed Martin Corp., 7.65%, 5/1/16	100,000	112
Raytheon Co., 5.50%, 11/15/12	305,000	311

Total		717

Auto Manufacturing (0.1%)
Daimler Finance North America LLC, 5.75%, 5/18/09	155,000	155
Daimler Finance North America LLC, 8.50%, 1/18/31	20,000	20

Total		175

Banking (0.8%)
BA Covered Bond Issuer, 5.50%, 6/14/12 144A	195,000	200
Bank of America Corp., 5.65%, 5/1/18	85,000	72
Bank of America Corp., 8.00%, 1/30/18	25,000	20
The Bank of New York Mellon Corp., 4.95%, 11/1/12	45,000	43
Bank One Corp., 5.25%, 1/30/13	235,000	222
Citigroup Capital XXI, 8.30%, 12/21/57	10,000	7
Citigroup, Inc., 5.125%, 5/5/14	120,000	99
Credit Suisse Guernsey, Ltd., 5.86%, 5/29/49	5,000	4
Credit Suisse/New York NY, 6.00%, 2/15/18	10,000	9
Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/16 144A	60,000	46
Fifth Third Bancorp, 8.25%, 3/1/38	25,000	19
M&I Marshall & Ilsley Bank, 5.25%, 9/4/12	250,000	218
Mellon Funding Corp., 6.375%, 2/15/10	260,000	261
Northern Trust Corp., 5.30%, 8/29/11	45,000	46
PNC Funding Corp., 5.625%, 2/1/17	50,000	44
State Street Bank and Trust Co., 5.30%, 1/15/16	250,000	227
U.S. Bank National Association, 4.80%, 4/15/15	90,000	87
UnionBanCal Corp., 5.25%, 12/16/13	50,000	47
Wachovia Corp., 5.35%, 3/15/11	175,000	148
Wells Fargo & Co., 5.625%, 12/11/17	70,000	64
Wells Fargo Capital XIII, 7.70%, 3/26/13	125,000	109
Zions Bancorporation, 5.50%, 11/16/15	125,000	71

Total		2,063

Beverage/Bottling (0.2%)
Anheuser-Busch Companies, Inc., 4.50%, 4/1/18	5,000	4
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	15,000	11
Bottling Group LLC, 4.625%, 11/15/12	35,000	34
Bottling Group LLC, 5.50%, 4/1/16	65,000	64
The Coca-Cola Co., 5.35%, 11/15/17	60,000	59
Constellation Brands, Inc., 7.25%, 9/1/16	90,000	83
Diageo Capital PLC, 4.375%, 5/3/10	45,000	45
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18 144A	35,000	34
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38 144A	10,000	10
PepsiCo, Inc., 4.65%, 2/15/13	30,000	30
PepsiCo, Inc., 5.00%, 6/1/18	10,000	10
SABMiller PLC, 6.20%, 7/1/11 144A	155,000	160

Total		544

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	40,000	34
CRH America, Inc., 8.125%, 7/15/18	50,000	50

Total		84

Cable/Media/Broadcasting/Satellite (0.2%)
CBS Corp., 6.625%, 5/15/11	25,000	24
Comcast Corp., 5.90%, 3/15/16	115,000	106
Comcast Corp., 6.40%, 5/15/38	40,000	32
Comcast Corp., 6.50%, 11/15/35	15,000	13
Cox Communications, Inc., 4.625%, 1/15/10	45,000	44
Historic TW, Inc., 6.625%, 5/15/29	90,000	72
Historic TW, Inc., 6.875%, 6/15/18	10,000	9
Rogers Cable, Inc., 6.25%, 6/15/13	10,000	10
TCI Communications, Inc., 8.75%, 8/1/15	60,000	64
Time Warner Cable, Inc., 5.40%, 7/2/12	40,000	38
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	54
Viacom, Inc., 5.75%, 4/30/11	65,000	63
Viacom, Inc., 6.125%, 10/5/17	10,000	9

Total		538

Chemicals (0.0%)
The Dow Chemical Co., 5.70%, 5/15/18	10,000	9
Monsanto Co., 5.125%, 4/15/18	5,000	5

Total		14

Conglomerate/Diversified Manufacturing (0.0%)
United Technologies Corp., 6.35%, 3/1/11	60,000	63

Total		63

Consumer Products (0.0%)
Colgate-Palmolive Co., 4.20%, 5/15/13	15,000	15
Fortune Brands, Inc., 5.375%, 1/15/16	35,000	32
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	37

Total		84

Electric Utilities (1.6%)
Bruce Mansfield Unit, 6.85%, 6/1/34	30,000	31
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	24
Carolina Power & Light, Inc., 6.50%, 7/15/12	20,000	21
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	15,000	15
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	15,000	14
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	9
CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	17
CMS Energy Corp., 6.875%, 12/15/15	100,000	91
Connecticut Light and Power Co., 5.65%, 5/1/18	10,000	9
Consolidated Edison Co. of New York, Inc., 5.375%, 12/15/15	30,000	29
Consolidated Edison Co. of New York, Inc., 5.50%, 9/15/16	35,000	33
Consolidated Natural Gas Co., 5.00%, 12/1/14	130,000	120
Consumers Energy Co., 4.80%, 2/17/09	310,000	309
Dominion Resources, Inc., 6.40%, 6/15/18	10,000	10
DTE Energy Co., 7.05%, 6/1/11	380,000	386
Duke Energy Carolinas LLC, 6.45%, 10/15/32	100,000	94
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	55,000	48
Entergy Louisiana LLC, 6.50%, 9/1/18	25,000	24
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	47
Exelon Generation Co. LLC, 6.20%, 10/1/17	60,000	53
Florida Power & Light Co., 5.625%, 4/1/34	15,000	13
Florida Power Corp., 4.50%, 6/1/10	178,000	179
Indiana Michigan Power Co., 5.05%, 11/15/14	160,000	146
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	51,079	51
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	100,000	92
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	15,000	12

Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	41
Nevada Power Co., 5.875%, 1/15/15	115,000	109
Nevada Power Co., 5.95%, 3/15/16	10,000	9
Northern States Power Co., 5.25%, 10/1/18	15,000	14
Ohio Edison Co., 6.875%, 7/15/36	5,000	4
Oncor Electric Delivery Co., 6.375%, 1/15/15	75,000	68
Oncor Electric Delivery Co., 7.00%, 9/1/22	55,000	46
Pacific Gas & Electric Co., 5.80%, 3/1/37	15,000	13
Pacific Gas & Electric Co., 6.05%, 3/1/34	25,000	22
PacifiCorp, 5.45%, 9/15/13	240,000	237
PacifiCorp, 5.75%, 4/1/37	55,000	46
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	5
PPL Electric Utilities Corp., 4.30%, 6/1/13	125,000	117
PPL Electric Utilities Corp., 6.25%, 8/15/09	10,000	10
PPL Energy Supply LLC, 6.00%, 12/15/36	25,000	19
PPL Energy Supply LLC, 6.50%, 5/1/18	20,000	18
Progress Energy, Inc., 6.85%, 4/15/12	60,000	62
Public Service Co. of Colorado, 5.50%, 4/1/14	110,000	109
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	99
Public Service Electric & Gas Co., 5.70%, 12/1/36	95,000	83
Puget Sound Energy, Inc., 6.274%, 3/15/37	60,000	48
San Diego Gas & Electric Co., 5.30%, 11/15/15	15,000	15
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	9
SCANA Corp., 6.25%, 4/1/20	20,000	19
Sierra Pacific Power Co., 6.75%, 7/1/37	30,000	27
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	13
Southern California Edison Co., 5.55%, 1/15/37	10,000	9
Southern California Edison Co., 5.625%, 2/1/36	5,000	4
Tampa Electric Co., 6.10%, 5/15/18	125,000	117
Tampa Electric Co., 6.15%, 5/15/37	25,000	21
Tampa Electric Co., 6.55%, 5/15/36	30,000	26
The Toledo Edison Co. 6.15%, 5/15/37	75,000	61
Union Electric Co., 6.40%, 6/15/17	10,000	10
Union Electric Co., 6.70%, 2/1/19	10,000	10
Virginia Electric and Power Co., 5.25%, 12/15/15	210,000	197
Xcel Energy, Inc., 6.50%, 7/1/36	50,000	45

Total		3,639

Food Processors (0.2%)
General Mills, Inc., 5.25%, 8/15/13	10,000	10
General Mills, Inc., 5.70%, 2/15/17	55,000	53
H.J. Heinz Co., 5.35%, 7/15/13	90,000	88
Kellogg Co., 6.60%, 4/1/11	95,000	99
Kraft Foods, Inc., 6.25%, 6/1/12	165,000	166
Kraft Foods, Inc., 6.50%, 8/11/17	25,000	24
Kraft Foods, Inc., 6.875%, 1/26/39	25,000	23
Smithfield Foods, Inc., 7.75%, 5/15/13	55,000	46

Total		509

Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	40,000	10
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	95,000	82
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	150,000	128

Total		220

Gas Pipelines (0.1%)
El Paso Corp., 7.00%, 6/15/17	25,000	22
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	12
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	85,000	78
Kinder Morgan Finance Co. LLC, 5.35%, 1/5/11	135,000	128
Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	20,000	19
Southern Natural Gas Co., 5.90%, 4/1/17 144A	20,000	18

Total		277

Health Care/Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co., 5.875%, 11/15/36	5,000	4
Bristol-Myers Squibb Co., 6.125%, 5/1/38	25,000	23
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	30,000	28
Wyeth, 5.50%, 2/1/14	60,000	60
Wyeth, 5.95%, 4/1/37	40,000	36

Total		151

Independent Finance (0.2%)
General Electric Capital Corp., 5.875%, 1/14/38	10,000	7
GMAC LLC, 6.00%, 12/15/11	125,000	56
HSBC Finance Corp., 4.125%, 11/16/09	195,000	188
International Lease Finance Corp., 4.75%, 1/13/12	100,000	69
iStar Financial, Inc., 5.15%, 3/1/12	90,000	45
iStar Financial, Inc., 8.625%, 6/1/13	15,000	8

Total		373

Industrials - Other (0.0%)
Centex Corp., 7.875%, 2/1/11	15,000	14
D.R. Horton, Inc., 5.375%, 6/15/12	30,000	25
D.R. Horton, Inc., 7.875%, 8/15/11	10,000	9

Total		48

Information/Data Technology (0.1%)
Fiserv, Inc., 6.125%, 11/20/12	65,000	63
Fiserv, Inc., 6.80%, 11/20/17	65,000	63
Seagate Technology HDD Holdings, 6.80%, 10/1/16	40,000	35

Total		161

Life Insurance (0.0%)
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	4

Total		4

Machinery (0.0%)
Case Corp., 7.25%, 1/15/16	110,000	100

Total		100

Metals/Mining (0.1%)
Alcoa, Inc., 5.90%, 2/1/27	20,000	16
Alcoa, Inc., 6.75%, 7/15/18	30,000	29
Barrick North America Fiance LLC, 6.80%, 9/15/18	25,000	24
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	40,000	39
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	40,000	38

Total		146

Mortgage Banking (0.0%)
Countrywide Financial Corp., 5.80%, 6/7/12	40,000	34

Countrywide Home Loans, Inc., 4.00%, 3/22/11	55,000	47
Countrywide Home Loans, Inc., 4.125%, 9/15/09	15,000	14
Residential Capital LLC, 9.625%, 5/15/15 144A	104,000	25

Total		120

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.25%, 9/15/17	25,000	21
NiSource Finance Corp., 5.40%, 7/15/14	45,000	41
NiSource Finance Corp., 5.45%, 9/15/20	10,000	8
NiSource Finance Corp., 6.40%, 3/15/18	10,000	9
NiSource Finance Corp., 6.80%, 1/15/19	10,000	9

Total		88

Oil & Gas Field Machines and Services (0.0%)
Pride International, Inc., 7.375%, 7/15/14	45,000	43

Total		43

Oil and Gas (0.5%)
Anadarko Finance Co., 7.50%, 5/1/31	50,000	46
Anadarko Petroleum Corp., 5.95%, 9/15/16	5,000	5
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	20,000	17
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	4
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	35,000	27
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	36
Devon Energy Corp., 7.95%, 4/15/32	25,000	26
Devon Financing Corp. ULC, 6.875%, 9/30/11	130,000	135
EnCana Corp., 6.50%, 2/1/38	15,000	12
EnCana Corp., 6.625%, 8/15/37	5,000	4
EnCana Holdings Finance Corp., 5.80%, 5/1/14	60,000	57
Hess Corp., 7.125%, 3/15/33	20,000	18
Marathon Oil Corp., 6.60%, 10/1/37	10,000	8
Nexen, Inc., 5.875%, 3/10/35	90,000	67
Nexen, Inc., 6.40%, 5/15/37	10,000	8
Pemex Project Funding Master Trust, 6.625%, 6/15/35 144A	15,000	14
Petro-Canada, 5.95%, 5/15/35	45,000	36
Pioneer Natural Resources Co., 6.875%, 5/1/18	110,000	98
Suncor Energy, Inc., 6.50%, 6/15/38	20,000	17
Suncor Energy, Inc., 6.85%, 6/1/39	15,000	13
Sunoco, Inc., 5.75%, 1/15/17	65,000	62
Talisman Energy, Inc., 5.85%, 2/1/37	53,000	40
Tesoro Corp., 6.25%, 11/1/12	120,000	104
Tesoro Corp., 6.50%, 6/1/17	140,000	111
Valero Energy Corp., 6.125%, 6/15/17	15,000	14
Valero Energy Corp., 6.625%, 6/15/37	90,000	78
XTO Energy, Inc., 5.30%, 6/30/15	15,000	14
XTO Energy, Inc., 6.50%, 12/15/18	50,000	46
XTO Energy, Inc., 6.75%, 8/1/37	10,000	9

Total		1,126

Other Finance (0.1%)
Capmark Financial Group, Inc., 6.30%, 5/10/17	5,000	2
Eaton Vance Corp., 6.50%, 10/2/17	5,000	5
PNC Financial Services Group, Inc., 8.25%, 5/21/13	125,000	117
SLM Corp., 5.375%, 1/15/13	10,000	7
SLM Corp., 5.375%, 5/15/14	35,000	22
SLM Corp., 5.45%, 4/25/11	255,000	178

Total		331

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	50,000	46
Waste Management, Inc., 6.10%, 3/15/18	65,000	60

Total		106

Paper and Forest Products (0.0%)
International Paper Co., 7.95%, 6/15/18	75,000	74

Total		74

Property and Casualty Insurance (0.0%)
The Progressive Corp., 6.70%, 6/15/37	15,000	12

Total		12

Railroads (0.2%)
Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	5,000	5
Canadian National Railway Co., 5.85%, 11/15/17	5,000	5
Canadian Pacific Railway Co., 5.95%, 5/15/37	5,000	4
CSX Corp., 5.60%, 5/1/17	15,000	13
CSX Corp., 6.25%, 3/15/18	40,000	36
Norfolk Southern Corp., 6.20%, 4/15/09	45,000	45
Union Pacific Corp., 5.65%, 5/1/17	15,000	14
Union Pacific Corp., 5.75%, 11/15/17	5,000	5
Union Pacific Corp., 6.65%, 1/15/11	45,000	46
Union Pacific Corp., 7.375%, 9/15/09	240,000	245

Total		418

Real Estate Investment Trusts (0.4%)
AvalonBay Communities, Inc., 5.50%, 1/15/12	25,000	24
BRE Properties, Inc., 5.50%, 3/15/17	25,000	20
Colonial Realty LP, 6.05%, 9/1/16	20,000	17
Developers Diversified Realty Corp., 5.375%, 10/15/12	80,000	73
Duke Realty LP, 5.95%, 2/15/17	45,000	40
ERP Operating LP, 5.25%, 9/15/14	120,000	106
ERP Operating LP, 5.75%, 6/15/17	25,000	21
First Industrial LP, 5.25%, 6/15/09	50,000	49
HCP, Inc., 6.00%, 1/30/17	25,000	20
HCP, Inc., 6.70%, 1/30/18	10,000	8
HRPT Properties Trust, 5.75%, 11/1/15	65,000	56
ProLogis, 5.50%, 3/1/13	115,000	108
ProLogis, 5.75%, 4/1/16	65,000	57
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	220,000	149
Simon Property Group LP, 5.375%, 6/1/11	195,000	191
Simon Property Group LP, 5.60%, 9/1/11	50,000	49
Simon Property Group LP, 6.10%, 5/1/16	95,000	87

Total		1,075

Restaurants (0.0%)
Darden Restaurants, Inc., 6.20%, 10/15/17	10,000	8
Darden Restaurants, Inc., 6.80%, 10/15/37	35,000	26
Yum! Brands, Inc., 6.875%, 11/15/37	45,000	39

Total		73

Retail Food and Drug (0.1%)

CVS/Caremark Corp., 4.875%, 9/15/14	60,000	56
CVS/Caremark Corp., 6.125%, 8/15/16	25,000	24
CVS/Caremark Corp., 6.25%, 6/1/27	40,000	36
Delhaize Group, 6.50%, 6/15/17	40,000	38
The Kroger Co., 6.15%, 1/15/20	15,000	14
The Kroger Co., 7.00%, 5/1/18	30,000	30

Total		198

Retail Stores (0.3%)
The Home Depot, Inc., 5.875%, 12/16/36	105,000	74
J.C. Penney Corp., Inc., 5.75%, 2/15/18	5,000	4
J.C. Penney Corp., Inc., 6.375%, 10/15/36	10,000	8
J.C. Penney Corp., Inc., 6.875%, 10/15/15	30,000	28
J.C. Penney Corp., Inc., 7.95%, 4/1/17	40,000	39
Kohl’s Corp., 6.25%, 12/15/17	20,000	18
Kohl’s Corp., 6.875%, 12/15/37	15,000	13
Macy’s Retail Holdings, Inc., 6.30%, 4/1/09	320,000	318
Macy’s Retail Holdings, Inc., 6.65%, 7/15/24	5,000	4
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	10,000	8
Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	50,000	47
Nordstrom, Inc., 7.00%, 1/15/38	15,000	13
Target Corp., 5.375%, 5/1/17	35,000	32
Target Corp., 6.50%, 10/15/37	20,000	18

Total		624

Security Brokers and Dealers (0.2%)
The Bear Stearns Co., Inc., 7.25%, 2/1/18	30,000	29
The Goldman Sachs Group, Inc., 5.15%, 1/15/14	180,000	148
(d) Lehman Brothers Holdings, Inc., 4.80%, 3/13/14	25,000	3
(d) Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	10,000	1
(d) Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	15,000	—	(m)
(d) Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	25,000	3
(d) Lehman Brothers Holdings, Inc., 7.00%, 9/27/27	60,000	8
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	20,000	15
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	180,000	155
Morgan Stanley, 6.25%, 8/9/26	50,000	31
Morgan Stanley, 6.625%, 4/1/18	70,000	46

Total		439

Telecommunications (0.4%)
AT&T Corp., 8.00%, 11/15/31	200,000	202
British Telecommunications PLC, 8.625%, 12/15/30	35,000	35
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	35,000	31
Embarq Corp., 6.738%, 6/1/13	50,000	44
Embarq Corp., 7.082%, 6/1/16	35,000	28
Embarq Corp., 7.995%, 6/1/36	10,000	7
France Telecom SA, 8.50%, 3/1/31	55,000	60
Rogers Communications, Inc., 6.80%, 8/15/18	50,000	47
Rogers Wireless, Inc., 6.375%, 3/1/14	50,000	48
Sprint Capital Corp., 8.375%, 3/15/12	185,000	167
Sprint Capital Corp., 8.75%, 3/15/32	30,000	23
Sprint Nextel Corp., 6.00%, 12/1/16	15,000	12
Telecom Italia Capital SA, 4.00%, 1/15/10	130,000	126
Telecom Italia Capital SA, 6.20%, 7/18/11	100,000	100
Verizon Communications, Inc., 5.85%, 9/15/35	80,000	63
Verizon Communications, Inc., 6.10%, 4/15/18	115,000	106

Total		1,099

Tobacco (0.1%)

Philip Morris International, Inc., 5.65%, 5/16/18	40,000	37
Philip Morris International, Inc., 6.375%, 5/16/38	30,000	26
Reynolds American, Inc., 6.75%, 6/15/17	15,000	14
Reynolds American, Inc., 7.25%, 6/15/37	15,000	14
Reynolds American, Inc., 7.625%, 6/1/16	115,000	115

Total		206

Vehicle Parts (0.0%)
Johnson Controls, Inc., 5.25%, 1/15/11	45,000	45
Johnson Controls, Inc., 5.50%, 1/15/16	45,000	43
Johnson Controls, Inc., 6.00%, 1/15/36	30,000	26

Total		114

Yankee Sovereign (0.1%)
Mexico Government International Bond, 5.625%, 1/15/17	110,000	108
Mexico Government International Bond, 6.05%, 1/11/40	25,000	22

Total		130

Total Investment Grade Segment (Cost: $18,064)		16,186

Governments (4.5%)
Governments (4.5%)
Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	1,956,000	1,982
(n) Overseas Private Investment, 4.10%, 11/15/14	81,360	81
(e) Tennesse Valley Authority Stripped, 0.00%, 4/15/42	1,000,000	939
(f) United Kingdom Gilt, 4.75%, 6/7/10	600,000	1,079
US Department of Housing and Urban Development, 6.08%, 8/1/13	100,000	106
US Treasury, 2.625%, 5/31/10	511,000	517
US Treasury, 2.875%, 6/30/10	530,000	539
US Treasury, 3.375%, 7/31/13	29,000	30
US Treasury, 3.50%, 5/31/13	5,064,000	5,188
(k) US Treasury, 4.00%, 8/15/18	127,000	129
US Treasury, 4.375%, 2/15/38	55,000	56
US Treasury Inflation Index Bond, 2.00%, 4/15/12	170,157	171
US Treasury Inflation Index Bond, 2.625%, 7/15/17	292,872	302

Total Governments (Cost: $11,035)		11,119

Structured Products (13.0%)
Structured Products (13.0%)
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/21/20	1,183,000	1,030
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.56%, 2/14/43 IO	2,970,717	113
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	98,819	70
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	119,605	87
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.688%, 4/10/49	724,000	620
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.658%, 6/10/49	151,000	128
Banc of America Funding Corp., Series 2007-1, Class TA1A, 3.266%, 1/25/37	148,993	126
Banc of America Funding Corp., Series 2007-4, Class TA1A, 3.297%, 5/25/37	206,248	180
Banc of America Mortgage Securities, Inc., Series 2004-G, Class 2A6, 4.648%, 8/25/34	288,000	283

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.894%, 6/25/34	645,000	640
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	140,000	136
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.70%, 6/10/17	336,000	287
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	48,176	44
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 04/25/35	71,882	59
Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	1,149,397	956
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.476%, 1/25/36	75,028	66
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 6A1, 5.50%, 8/25/20	151,761	145
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	145,945	118
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	133,094	108
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	121,996	116
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	173,529	170
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	390,077	381
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	250,728	250
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	32,782	32
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	128,850	128
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	139,634	139
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	47,695	48
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	139,173	141
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	25,822	26
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	192,994	194
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	490,300	494
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	124,474	124
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	761,065	758
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	2,043,001	2,071
Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through Certificates, Series K001, Class A2, 5.651%, 4/25/16	428,362	435
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	157,292	162
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	104,861	104
Federal National Mortgage Association, 4.50%, 6/1/19	337,420	331
Federal National Mortgage Association, 4.50%, 12/1/19	39,295	39
Federal National Mortgage Association, 4.50%, 7/1/20	203,044	199
(o) Federal National Mortgage Association, 5.00%, 3/1/20	161,528	162
Federal National Mortgage Association, 5.00%, 4/1/20	62,442	62
Federal National Mortgage Association, 5.00%, 5/1/20	257,694	257
Federal National Mortgage Association, 5.00%, 11/1/34	965,041	942
Federal National Mortgage Association, 5.00%, 4/1/35	136,134	133
Federal National Mortgage Association, 5.00%, 7/1/35	377,322	368
Federal National Mortgage Association, 5.00%, 10/1/35	70,034	68
Federal National Mortgage Association, 5.32%, 4/1/14	136,257	136
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	152
Federal National Mortgage Association, 5.50%, 4/1/21	150,290	152
Federal National Mortgage Association, 5.50%, 10/1/34	500,790	500
Federal National Mortgage Association, 5.50%, 3/1/35	163,945	163
Federal National Mortgage Association, 5.50%, 7/1/35	66,600	67
Federal National Mortgage Association, 5.50%, 8/1/35	113,328	113
Federal National Mortgage Association, 5.50%, 9/1/35	1,127,138	1,126
Federal National Mortgage Association, 5.50%, 10/1/35	1,212,507	1,211
Federal National Mortgage Association, 5.50%, 11/1/35	848,630	848
Federal National Mortgage Association, 5.50%, 2/1/37	757,403	756
Federal National Mortgage Association, 5.50%, 2/1/38	2,021,607	2,018
Federal National Mortgage Association, 5.50%, 4/1/38	2,933,422	2,929
Federal National Mortgage Association, 6.00%, 10/1/34	430,909	438
Federal National Mortgage Association, 6.00%, 11/1/34	328,898	334
Federal National Mortgage Association, 6.00%, 5/1/35	14,638	15
Federal National Mortgage Association, 6.00%, 6/1/35	3,159	3
Federal National Mortgage Association, 6.00%, 7/1/35	171,022	173

Federal National Mortgage Association, 6.00%, 10/1/35	143,521	146
Federal National Mortgage Association, 6.00%, 11/1/35	285,581	290
Federal National Mortgage Association, 6.00%, 9/1/36	203,190	206
Federal National Mortgage Association, 6.50%, 12/1/37	1,601,000	1,644
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	555,000	560
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	362,620	378
(n) Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	365,558	356
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	198,474	171
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 2.578%, 11/5/21 144A	44,518	40
Honda Auto Receivables Owner Trust, Series 2007-2, Class A3, 5.46%, 5/23/11	535,000	536
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	150,000	149
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	79,022	82
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	71,724	69
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 3.276%, 1/25/37	205,958	132
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.81%, 6/12/50	147,000	126
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	387,000	382
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 3.296%, 3/25/37	163,904	148
Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 3.377%, 1/25/46	447,807	445
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 3.327%, 9/25/46	178,652	167
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 3.316%, 3/25/37	128,835	123
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 3.337%, 6/25/37	212,344	203
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-6, Class 4A, 6.701%, 11/25/34	81,149	67
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	143,210	138
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	437,000	428
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	83,522	81
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	219,709	197
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	255,529	229
Wells Fargo Mortgage Backed Securities, Series 2006-2, Class 1A1, 5.00%, 3/25/36	169,254	143

Total Structured Products (Cost: $32,880)		32,300

Below Investment Grade Segment (6.9%)
Aerospace/Defense (0.2%)
BE Aerospace, Inc., 8.50%, 7/1/18	53,000	51
Bombardier, Inc., 8.00%, 11/15/14 144A	55,000	54
DRS Technologies, Inc., 7.625%, 2/1/18	55,000	57
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft	32,000	29
Notes Co., 8.50%, 4/1/15
(c) Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft	72,000	65
Notes Co., 8.875%, 4/1/15
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft	65,000	58
Notes Co., 9.75%, 4/1/17
L-3 Communications Corp., 6.375%, 10/15/15	165,000	153
L-3 Communications Corp., 7.625%, 6/15/12	105,000	104

Total		571

Autos/Vehicle Parts (0.3%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	80,000	42
Cooper Tire & Rubber Co., 8.00%, 12/15/19	60,000	46
Ford Motor Co., 7.45%, 7/16/31	215,000	93
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	100,000	63
Ford Motor Credit Co. LLC, 8.625%, 11/1/10	55,000	39
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	225,000	156
General Motors Corp., 7.20%, 1/15/11	55,000	32
General Motors Corp., 8.375%, 7/15/33	210,000	84
Lear Corp., 8.75%, 12/1/16	64,000	44
Visteon Corp., 8.25%, 8/1/10	75,000	62
Visteon Corp., 12.25%, 12/31/16 144A	90,000	54

Total		715

Basic Materials (0.7%)
Abitibi-Consolidated Co. of Canada, 7.75%, 6/15/11	69,000	22
Abitibi-Consolidated Co. of Canada, 8.375%, 4/1/15	110,000	27
Arch Western Finance LLC, 6.75%, 7/1/13	45,000	42
Berry Plastics Holding Corp., 8.875%, 9/15/14	40,000	31
Cascades, Inc., 7.25%, 2/15/13	35,000	27
Catalyst Paper Corp., 8.625%, 6/15/11	30,000	24
Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	36,000	35
Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	50,000	49
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	155,000	152
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	115,000	113
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	180,000	178
Georgia-Pacific LLC, 7.00%, 1/15/15 144A	137,000	125
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	52,000	46
Graphic Packaging International Corp., 9.50%, 8/15/13	65,000	59
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	145,000	115
Huntsman LLC, 11.50%, 7/15/12	50,000	51
Huntsman International LLC, 7.375%, 1/1/15	55,000	46
Invista, 9.25%, 5/1/12 144A	55,000	54
Momentive Performance Materials, Inc., 9.75%, 12/1/14	75,000	59
NewPage Corp., 10.00%, 5/1/12	60,000	54
Norampac Industries, Inc., 6.75%, 6/1/13	45,000	34
Novelis, Inc., 7.25%, 2/15/15	162,000	141
Peabody Energy Corp., 7.375%, 11/1/16	15,000	14
Peabody Energy Corp., 7.875%, 11/1/26	90,000	80
Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	70,000	59
Texas Industries, Inc., 7.25%, 7/15/13 144A	35,000	30

Total		1,667

Capital Goods (0.2%)
Case New Holland, Inc., 7.125%, 3/1/14	100,000	91
Da-Lite Screen Co., Inc., 9.50%, 5/15/11	45,000	43
RSC Equipment Rental, Inc., 9.50%, 12/1/14	88,000	67
SPX Corp., 7.625%, 12/15/14 144A	75,000	75
Terex Corp., 8.00%, 11/15/17	85,000	77
United Rentals North America, Inc., 6.50%, 2/15/12	120,000	100

Total		453

Consumer Products/Retailing (0.3%)
Education Management LLC/Education Management Finance Corp., 10.25%, 6/1/16	135,000	108
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12	80,000	80
Levi Strauss & Co., 8.875%, 4/1/16	90,000	72
New Albertson’s, Inc., 7.25%, 5/1/13	90,000	87
Oxford Industries, Inc., 8.875%, 6/1/11	118,000	107
Phillips-Van Heusen Corp., 8.125%, 5/1/13	50,000	50
Rite Aid Corp., 7.50%, 3/1/17	86,000	65
Rite Aid Corp., 8.625%, 3/1/15	31,000	16
Rite Aid Corp., 9.375%, 12/15/15	45,000	24
Rite Aid Corp., 10.375%, 7/15/16	35,000	30
SUPERVALU, Inc., 7.50%, 11/15/14	80,000	78
Warnaco, Inc., 8.875%, 6/15/13	50,000	51

Total		768

Energy (1.0%)
Basic Energy Services, Inc., 7.125%, 4/15/16	95,000	85
Chaparral Energy, Inc., 8.875%, 2/1/17	90,000	71
Chesapeake Energy Corp., 6.375%, 6/15/15	58,000	52
Chesapeake Energy Corp., 6.625%, 1/15/16	99,000	88
Chesapeake Energy Corp., 7.25%, 12/15/18	55,000	51
Chesapeake Energy Corp., 7.50%, 9/15/13	45,000	44
Chesapeake Energy Corp., 7.625%, 7/15/13	50,000	48
Cimarex Energy Co., 7.125%, 5/1/17	80,000	74
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	33,000	32
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	55,000	52
Complete Production Services, Inc., 8.00%, 12/15/16	60,000	57
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	60,000	58
Denbury Resources, Inc., 7.50%, 12/15/15	60,000	55
El Paso Corp., 7.25%, 6/1/18	90,000	84
El Paso Corp., 7.75%, 1/15/32	90,000	75
Forest Oil Corp., 7.25%, 6/15/19	55,000	47
Forest Oil Corp., 7.25%, 6/15/19 144A	35,000	30
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	100,000	93
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16	5,000	5
Key Energy Services, Inc., 8.375%, 12/1/14 144A	85,000	82
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	50,000	43
Linn Energy LLC, 9.875%, 7/1/18 144A	55,000	48
Mariner Energy, Inc., 8.00%, 5/15/17	74,000	63
Newfield Exploration Co., 6.625%, 9/1/14	15,000	14
Newfield Exploration Co., 6.625%, 4/15/16	65,000	58
Newfield Exploration Co., 7.125%, 5/15/18	40,000	35
OPTI Canada, Inc., 8.25%, 12/15/14	135,000	120
Petrohawk Energy Corp., 7.875%, 6/1/15 144A	70,000	61
Petrohawk Energy Corp., 9.125%, 7/15/13	113,000	105
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	51,000	43
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	42,000	35
Plains Exploration & Production Co., 7.00%, 3/15/17	55,000	48
Plains Exploration & Production Co., 7.625%, 6/1/18	35,000	31
Plains Exploration & Production Co., 7.75%, 6/15/15	75,000	69
Range Resources Corp., 6.375%, 3/15/15	72,000	66
Range Resources Corp., 7.25%, 5/1/18	10,000	9
Range Resources Corp., 7.50%, 5/15/16	15,000	14
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	35,000	30
Sesi LLC, 6.875%, 6/1/14	85,000	74
Sonat, Inc., 7.625%, 7/15/11	25,000	25
Southwestern Energy Co., 7.50%, 2/1/18 144A	70,000	68
Targa Resources Partners LP, 8.25%, 7/1/16 144A	40,000	34
Tesoro Corp., 6.25%, 11/1/12	40,000	35
Tesoro Corp., 6.625%, 11/1/15	175,000	142
W&T Offshore, Inc., 8.25%, 6/15/14 144A	85,000	68
Whiting Petroleum Corp., 7.25%, 5/1/13	108,000	99

Total		2,620

Financials (0.3%)
Bank of America Corp., 8.125%, 12/29/49	85,000	69
Citigroup, Inc., 8.40%, 4/29/49	85,000	58
E*TRADE Financial Corp., 7.375%, 9/15/13	5,000	4
E*TRADE Financial Corp., 7.875%, 12/1/15	45,000	36
E*TRADE Financial Corp., 8.00%, 6/15/11	55,000	48
General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	150,000	71
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	40,000	24
General Motors Acceptance Corp. LLC, 8.00%, 11/1/31	245,000	91
iStar Financial, Inc., 6.00%, 12/15/10	60,000	36
iStar Financial, Inc., 8.625%, 6/1/13	50,000	26
JPMorgan Chase & Co., 7.90%, 4/29/49	85,000	72
LaBranche & Co., Inc., 11.00%, 5/15/12	38,000	36
Nuveen Investments, Inc., 10.50%, 11/15/15 144A	65,000	50
Wachovia Corp., 7.98%, 2/28/49	40,000	17
Wells Fargo Capital XV, 9.75%, 12/29/49	115,000	111

Total		749

Foods (0.2%)
Constellation Brands, Inc., 7.25%, 9/1/16	80,000	73
Constellation Brands, Inc., 7.25%, 5/15/17	70,000	64
Constellation Brands, Inc., 8.375%, 12/15/14	40,000	40
Pilgrim’s Pride Corp., 7.625%, 5/1/15	69,000	43
Pilgrim’s Pride Corp., 8.375%, 5/1/17	33,000	16
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	55,000	45
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	110,000	82
Smithfield Foods, Inc., 7.75%, 5/15/13	83,000	70
Smithfield Foods, Inc., 7.75%, 7/1/17	60,000	47

Total		480

Gaming/Leisure/Lodging (0.7%)
AMC Entertainment, Inc., 11.00%, 2/1/16	99,000	97
Caesars Entertainment, Inc., 7.875%, 3/15/10	60,000	47
Caesars Entertainment, Inc., 8.125%, 5/15/11	135,000	80
Felcor Lodging LP, 8.50%, 6/1/11	83,000	72
Harrah’s Operating Co., Inc., 5.50%, 7/1/10	55,000	41
Harrah’s Operating Co., Inc., 10.75%, 2/1/16 144A	150,000	77
The Hertz Corp., 8.875%, 1/1/14	60,000	52
Host Hotels & Resorts LP, 7.125%, 11/1/13	210,000	186
Las Vegas Sands Corp., 6.375%, 2/15/15	150,000	114
Mandalay Resort Group, 9.375%, 2/15/10	50,000	46
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	110,000	72
MGM MIRAGE, Inc., 6.75%, 9/1/12	105,000	82
MGM MIRAGE, Inc., 7.50%, 6/1/16	145,000	105
MGM MIRAGE, Inc., 8.375%, 2/1/11	85,000	69
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	95,000	66
Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	30,000	26
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	65,000	56
Seminole Hard Rock Entertainment, Inc., 5.319%, 3/15/14 144A	45,000	34
Station Casinos, Inc., 6.00%, 4/1/12	120,000	67
Station Casinos, Inc., 6.625%, 3/15/18	45,000	12
Station Casinos, Inc., 6.875%, 3/1/16	45,000	13
Universal City Development Partners, 11.75%, 4/1/10	44,000	43
Universal City Florida Holding Co. I & II, 8.375%, 5/1/10	33,000	32
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	175,000	149

Total		1,638

Health Care/Pharmaceuticals (0.5%)
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15	79,000	61
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	180,000	171
FMC Finance III SA, 6.875%, 7/15/17	105,000	101

Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	30,000	30
HCA, Inc., 6.75%, 7/15/13	75,000	63
HCA, Inc., 9.125%, 11/15/14	58,000	56
HCA, Inc., 9.25%, 11/15/16	233,000	227
(c) HCA, Inc., 9.625%, 11/15/16	87,000	83
Senior Housing Properties Trust, 8.625%, 1/15/12	45,000	46
Service Corp. International, 6.75%, 4/1/15	70,000	61
Service Corp. International, 6.75%, 4/1/16	60,000	51
Service Corp. International, 7.375%, 10/1/14	15,000	14
Tenet Healthcare Corp., 7.375%, 2/1/13	85,000	77
Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	80,000	76
Ventas Realty LP/Ventas Capital Corp., 9.00%, 5/1/12	50,000	52

Total		1,169

Media (0.6%)
CCH I Holdings LLC / CCH I Holdings Capital Corp., 11.00%,	65,000	42
10/1/15
CCH I Holdings LLC / CCH I Holdings Capital Corp., 11.75%,	160,000	62
5/15/14
CCH II LLC / CCH II Capital Corp., 10.25%, 9/15/10	70,000	63
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	144
CSC Holdings, Inc., 7.875%, 2/15/18	132,000	116
DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, 5/15/16 144A	230,000	208
EchoStar DBS Corp., 7.00%, 10/1/13	145,000	125
EchoStar DBS Corp., 7.125%, 2/1/16	85,000	68
EchoStar DBS Corp., 7.75%, 5/31/15	105,000	89
Idearc, Inc., 8.00%, 11/15/16	241,000	66
Kabel Deutschland GmbH, 10.625%, 7/1/14	90,000	88
Lamar Media Corp., 6.625%, 8/15/15	125,000	104
LIN Television Corp., 6.50%, 5/15/13	60,000	47
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	30,000	27
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	85,000	70
Quebecor Media, Inc., 7.75%, 3/15/16	90,000	79
R.H. Donnelley Corp., 6.875%, 1/15/13	125,000	49
R.H. Donnelley Corp., 8.875%, 10/15/17	30,000	10
(c) Univision Communications, Inc., 9.75%, 3/15/15 144A	95,000	44
Videotron Ltee, 6.375%, 12/15/15	25,000	22
Videotron Ltee, 6.875%, 1/15/14	70,000	66
Videotron Ltee, 9.125%, 4/15/18 144A	15,000	15

Total		1,604

Real Estate (0.1%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	110,000	85
The Rouse Co. LP, 7.20%, 9/15/12	85,000	60

Total		145

Services (0.1%)
Allied Waste North America, Inc., 6.125%, 2/15/14	40,000	37
Allied Waste North America, Inc., 6.875%, 6/1/17	70,000	65
Allied Waste North America, Inc., 7.25%, 3/15/15	70,000	67
Crum & Forster Holdings Corp., 7.75%, 5/1/17	64,000	56
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	60,000	58
WCA Waste Corp., 9.25%, 6/15/14	65,000	61

Total		344

Technology (0.3%)
Expedia, Inc., 8.50%, 7/1/16 144A	45,000	41
First Data Corp., 9.875%, 9/24/15 144A	100,000	78
Flextronics International, Ltd., 6.50%, 5/15/13	75,000	67
Freescale Semiconductor, Inc., 8.875%, 12/15/14	80,000	55
(c) Freescale Semiconductor, Inc., 9.125%, 12/15/14	99,000	62
Iron Mountain, Inc., 8.00%, 6/15/20	90,000	85
NXP BV/NXP Funding LLC, 9.50%, 10/15/15	50,000	26
Sabre Holdings Corp., 8.35%, 3/15/16	75,000	48
STATS ChipPAC, Ltd., 6.75%, 11/15/11	43,000	44
SunGard Data Systems, Inc., 9.125%, 8/15/13	45,000	41
SunGard Data Systems, Inc., 10.625%, 5/15/15 144A	65,000	61
Travelport LLC, 11.875%, 9/1/16	65,000	47
Unisys Corp., 8.00%, 10/15/12	60,000	49

Total		704

Telecommunications (0.5%)
(c) ALLTEL Communications, Inc., 10.375%, 12/1/17 144A	85,000	97
American Tower Corp., 7.00%, 10/15/17 144A	65,000	62
Cricket Communications, Inc., 10.00%, 7/15/15 144A	35,000	33
Embarq Corp., 7.082%, 6/1/16	60,000	49
Frontier Communications Co., 9.00%, 8/15/31	165,000	126
Frontier Communications Co., 9.25%, 5/15/11	145,000	144
Intelsat Corp., 9.25%, 8/15/14 144A	55,000	51
Intelsat, Ltd., 7.625%, 4/15/12	55,000	42
Qwest Communications International, Inc., 7.50%, 11/1/08	25,000	25
Qwest Corp., 6.50%, 6/1/17	85,000	68
Qwest Corp., 7.50%, 10/1/14	16,000	14
Qwest Corp., 7.625%, 6/15/15	55,000	48
Qwest Corp., 7.875%, 9/1/11	67,000	64
Rogers Wireless, Inc., 8.00%, 12/15/12	74,000	74
Sprint Capital Corp., 8.375%, 3/15/12	55,000	50
Sprint Nextel Corp., 6.00%, 12/1/16	85,000	65
Windstream Corp., 7.00%, 3/15/19	55,000	44
Windstream Corp., 8.125%, 8/1/13	85,000	81
Windstream Corp., 8.625%, 8/1/16	95,000	88

Total		1,225

Transportation (0.2%)
American Railcar Industries, Inc., 7.50%, 3/1/14	55,000	49
Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	95,000	91
Kansas City Southern de Mexico SAB de CV, 7.625%, 12/1/13	35,000	33
Kansas City Southern de Mexico SAB de CV, 9.375%, 5/1/12	67,000	68
Stena AB, 7.50%, 11/1/13	190,000	185

Total		426

Utilities (0.7%)
The AES Corp., 7.75%, 10/15/15	55,000	50
The AES Corp., 8.00%, 10/15/17	65,000	59
The AES Corp., 8.00%, 6/1/20 144A	55,000	48
Aquila, Inc., 7.95%, 2/1/11	6,000	6
Aquila, Inc., 11.875%, 7/1/12	55,000	61
Dynegy Holdings, Inc., 7.50%, 6/1/15	100,000	85
Dynegy Holdings, Inc., 7.75%, 6/1/19	65,000	52
Dynegy Holdings, Inc., 8.375%, 5/1/16	110,000	96
Edison Mission Energy, 7.00%, 5/15/17	125,000	113
Edison Mission Energy, 7.20%, 5/15/19	149,000	130
Elwood Energy LLC, 8.159%, 7/5/26	90,601	83
Energy Future Holdings Corp., 10.875%, 11/1/17 144A	85,000	77
Indiantown Cogeneration LP, 9.77%, 12/15/20	130,000	136
Mirant Americas Generation LLC, 8.50%, 10/1/21	165,000	127
NRG Energy, Inc., 7.25%, 2/1/14	65,000	60
NRG Energy, Inc., 7.375%, 2/1/16	45,000	41

NRG Energy, Inc., 7.375%, 1/15/17	126,000	115
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	77
Reliant Energy, Inc., 7.625%, 6/15/14	145,000	109
Sierra Pacific Resources, 8.625%, 3/15/14	27,000	28
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 144A	350,000	315

Total		1,868

Total Below Investment Grade Segment (Cost: $20,418)		17,146

Money Market Investments (17.5%)
Aircraft (1.2%)
Textron, Inc., 6.00%, 10/10/08	3,000,000	2,996

Total		2,996

Autos (2.4%)
DaimlerChrysler Revolving Auto Conduit LLC, 6.80%, 10/1/08	3,000,000	3,000
New Center Asset Trust LLC, 5.10%, 10/20/08	3,000,000	2,992

Total		5,992

Energy (2.4%)
Duke Energy Corp., 6.00%, 10/3/08	3,000,000	2,999
Sempra Global, 6.20%, 10/9/08	3,000,000	2,996

Total		5,995

Federal Government & Agencies (7.9%)
(b) Federal Home Loan Bank, 0.10%, 10/7/08	4,300,000	4,300
(b) Federal Home Loan Bank, 1.50%, 10/15/08	5,000,000	4,997
Federal Home Loan Bank, 1.90%, 10/1/08	7,300,000	7,300
Federal Home Loan Bank, 2.38%, 10/31/08	2,500,000	2,495
Federal Home Loan Bank, 2.40%, 10/15/08	300,000	299

Total		19,391

Finance Services (2.4%)
Alpine Securitization Corp., 6.50%, 10/1/08	3,000,000	3,000
Barton Capital LLC, 6.25%, 10/1/08	3,000,000	3,000

Total		6,000

Oil & Gas Exploration Services (1.2%)
Marathon Oil Corp., 6.50%, 10/8/08	3,000,000	2,996

Total		2,996

Total Money Market Investments (Cost: $43,370)		43,370

Total Investments (97.6%) (Cost $258,307)(a)		241,691

Other Assets, Less Liabilities (2.4%)		5,927

Net Assets (100.0%)		247,618

*	Non-Income Producing

ADR after the name of a security represents – American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008 the value of these securities (in thousands) was $4,172, representing 1.68% of the net assets.

IO – Interest Only Security

RB – Revenue Bond

AMBAC – American Municipal Bond Assurance Corp.

(a)	At September 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $258,307 and the net unrealized depreciation of investments based on that cost was $16,616 which is comprised of $9,944 aggregate gross unrealized appreciation and $26,560 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	5	12/08	$(50)
(Total Notional Value at September 30, 2008, $1,876 )
Russell 2000 Index Futures (Long)	15	12/08	$(94)
(Total Notional Value at September 30, 2008, $5,182 )
S&P 500 Index Futures (Long)	109	12/08	$(637)
(Total Notional Value at September 30, 2008, $32,492 )
US Two Year Treasury Note (Long)	27	12/08	$(16)
(Total Notional Value at September 30, 2008, $5,778 )
US Ten Year Treasury Note (Long)	12	12/08	$(7)
(Total Notional Value at September 30, 2008, $1,383 )

(c)	PIK – Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

(j)	Swap agreements outstanding at September 30, 2008:

Total Return Swaps

Counterparty	Reference Equity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation) (000’s)
JPMorgan Chase	Morgan Stanley Capital International Daily Net Japan	3 Month USD- LIBOR + 15 BPS	Morgan Stanley Capital International Daily Net Japan Total Return	3/09	1,801	$(81)

(k)	Cash or securities with an aggregate market value of $129 (in thousands) have been pledged as collateral for swap contracts outstanding on September 30, 2008.

(l)	As of September 30, 2008, portfolio securities with an aggregate market value of $24,505 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(m)	Amount is less than one thousand.

(n)	At September 30, 2008 portfolio securities with an aggregate value market value of $437 (in thousands) were valued with reference to securities whose prices are more readily available.

(o)	Short sales outstanding at September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	6.00%	10/1/38	$70	$71	$71

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets at September 30, 2008:

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments^ (000’s)
Level 1 – Quoted prices	$96,405	$(804)
Level 2 – Other significant observable inputs	145,286	(152)
Level 3 – Significant unobservable inputs	—	—

Total	241,691	(956)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Patricia L. Van Kampen
Patricia L. Van Kampen, President

Date: November 10, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia L. Van Kampen
Patricia L. Van Kampen, President

Date: November 10, 2008

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President,
Chief Financial Officer and Treasurer

Date: November 10, 2008